                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07717

                 Diversified Investors Strategic Variable Funds
               (Exact name of registrant as specified in charter)

   4 Manhattanville Road, Purchase NY                                    10577
(Address of principal executive offices)                              (Zip code)

                                 Joseph Carusone
                    4 Manhattanville Road, Purchase NY 10577
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (914) 697-8586

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The registrant's schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

               THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

                              QUARTERLY PORTFOLIOS
                                 MARCH 31, 2006

SHORT HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND
INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

The above funds are "fund of funds" fully invested in various funds of the Diversified Investors Variable Funds ("DIVF").

Each DIVF is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Diversified Investors Portfolios. Each corresponding portfolio is located in this report.

                     SHORT HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

       SHARES                                                                            VALUE
       ------                                                                         -----------
                        INVESTMENTS
       188,684          Diversified Investors Variable Funds -- Core Bond...........  $ 5,762,256
         7,053          Diversified Investors Variable Funds -- Equity Growth.......      357,502
         5,088          Diversified Investors Variable Funds -- Growth & Income.....      134,927
       194,394          Diversified Investors Variable Funds -- High Quality Bond...    2,824,992
        55,222          Diversified Investors Variable Funds -- High Yield Bond.....      966,636
         6,923          Diversified Investors Variable Funds -- International             161,223
                          Equity....................................................
         2,850          Diversified Investors Variable Funds -- Money Market........       55,407
         1,682          Diversified Investors Variable Funds -- Special Equity......       65,667
         6,321          Diversified Investors Variable Funds -- Value & Income......      353,731
                                                                                      -----------
                                                                                       10,682,341
                        Total Investments -- 100.0% (Cost $9,786,929)...............
                                                                                           (1,856)
                        Liabilities less other assets -- (0.0%).....................
                                                                                      -----------
                                                                                      $10,680,485
                        NET ASSETS -- 100.0%........................................
                                                                                      ===========



The aggregate cost of investments for federal income tax purposes at March 31, 2006 is
$9,786,929.



The following amount is based on cost for federal income tax purposes:



                                                                                      $   895,412
                        Net unrealized appreciation.................................
                                                                                      ===========

                    See notes to portfolios of investments.

                  INTERMEDIATE HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

       SHARES                                                                            VALUE
       ------                                                                         -----------
                        INVESTMENTS
       281,671          Diversified Investors Variable Funds -- Core Bond...........  $ 8,602,004
        96,485          Diversified Investors Variable Funds -- Equity Growth.......    4,890,717
        70,689          Diversified Investors Variable Funds -- Growth & Income.....    1,874,669
        83,696          Diversified Investors Variable Funds -- High Quality Bond...    1,465,045
       264,897          Diversified Investors Variable Funds -- High Yield Bond.....    3,849,563
        97,216          Diversified Investors Variable Funds -- International
                          Equity....................................................    2,263,949
        23,977          Diversified Investors Variable Funds -- Money Market........      466,211
        22,943          Diversified Investors Variable Funds -- Special Equity......      895,626
        87,467          Diversified Investors Variable Funds -- Value & Income......    4,894,782
                                                                                      -----------
                        Total Investments -- 100.0% (Cost $24,527,923)..............   29,202,566
                        Liabilities less other assets -- (0.0%).....................       (4,896)
                                                                                      -----------
                        NET ASSETS -- 100.0%........................................  $29,197,670
                                                                                      ===========



The aggregate cost of investments for federal income tax purposes a March 31, 2006 is
$24,527,923.



The following amount is based on cost for federal income tax purposes:



                        Net unrealized appreciation.................................  $ 4,674,643
                                                                                      ===========

                    See notes to portfolios of investments.

               INTERMEDIATE LONG HORIZON STRATEGIC VARIABLE FUND

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

       SHARES                                                                            VALUE
       ------                                                                         -----------
                        INVESTMENTS
       264,015          Diversified Investors Variable Funds -- Core Bond...........  $ 8,062,792
       211,063          Diversified Investors Variable Funds -- Equity Growth.......   10,698,522
       154,742          Diversified Investors Variable Funds -- Growth & Income.....    4,103,756
       253,782          Diversified Investors Variable Funds -- High Quality Bond...    3,688,031
        78,454          Diversified Investors Variable Funds -- High Yield Bond.....    1,373,288
       212,614          Diversified Investors Variable Funds -- International
                          Equity....................................................    4,951,303
        14,460          Diversified Investors Variable Funds -- Money Market........      281,156
        50,168          Diversified Investors Variable Funds -- Special Equity......    1,958,424
       191,323          Diversified Investors Variable Funds -- Value & Income......   10,706,718
                                                                                      -----------
                        Total Investments -- 100.0% (Cost $38,064,798)..............   45,823,990
                        Liabilities less other assets -- (0.0%).....................       (7,716)
                                                                                      -----------
                        NET ASSETS -- 100.0%........................................  $45,816,274
                                                                                      ===========



The aggregate cost of investments for federal income tax purposes at March 31, 2006 is
$38,064,798.



The following amount is based on cost for federal income tax purposes:



                        Net unrealized appreciation.................................  $ 7,759,192
                                                                                      ===========

                    See notes to portfolios of investments.

                 DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS
                       NOTES TO PORTFOLIOS OF INVESTMENTS
                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Strategic Variable Funds (the "Separate Account"), a separate account of Transamerica Financial Life Insurance Company ("TFLIC"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a management investment company. The Separate Account is composed of three different subaccounts that are, in effect, separate investment funds:
Short Horizon Strategic Variable Fund ("Short Horizon"), Intermediate Horizon Strategic Variable Fund ("Intermediate Long Horizon"), and Intermediate Long Horizon Strategic Variable Fund ("Intermediate Long Horizon") (individually, a "Subaccount" and collectively, the "Subaccounts"). The Separate Account established and designated each of the Subaccounts as separate subaccounts on April 15, 1996. Each Subaccount seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Variable Funds ("DIVF") except the Balanced and Calvert subaccounts. DIVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. DIVF operates as a unit investment trust under the 1940 Act. The Separate Account had no assets or operations until January 2, 1997 (commencement of operations).

2. INVESTMENT VALUATION

The value of each Subaccount's investment in a corresponding subaccount of DIVF is valued at the unit value per share of each Subaccount determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 37.3%
$33,600,000   Abbey National NA LLC,
                4.46%, 05/05/06..............  $ 33,458,374
  3,340,000   Abbey National NA LLC,
                4.72%, 05/05/06..............     3,325,111
 33,650,000   BNP Paribas Finance Inc.,
                4.65%, 05/08/06..............    33,489,043
  7,270,000   Ciesco LLC -- 144A,
                4.69%, 05/09/06..............     7,234,010
 19,300,000   Ciesco LLC -- 144A,
                4.69%, 05/10/06..............    19,201,940
 33,610,000   Credit Suisse First Boston New
                York,
                4.62%, 04/07/06..............    33,584,120
 23,380,000   HBOS Treasury Services PLC,
                4.63%, 05/15/06..............    23,247,696
 37,030,000   Jupiter Securities
                Corp. -- 144A,
                4.72%, 04/18/06..............    36,947,464
 30,460,000   Old Line Funding LLC -- 144A,
                4.57%, 04/03/06..............    30,452,267
  3,150,000   Old Line Funding LLC -- 144A,
                4.58%, 04/10/06..............     3,146,393
 32,300,000   RaboBank USA Financial Corp.,
                4.83%, 04/03/06..............    32,291,333
 34,470,000   The Bear Stearns Companies,
                Inc.,
                4.63%, 04/11/06..............    34,425,668
 33,680,000   UBS Financial Services,
                4.58%, 04/03/06..............    33,671,440
                                               ------------
              TOTAL COMMERCIAL PAPER
                (Cost $324,474,859)..........   324,474,859
                                               ------------
              YANKEE CERTIFICATES OF DEPOSIT -- 16.1%
 35,620,000   Bank of Nova Scotia,
                4.79%, 05/10/06..............    35,620,000
 37,000,000   Dexia Bank,
                4.72%, 04/21/06..............    37,000,000
 36,180,000   Fortis Bank of New York,
                4.68%, 04/13/06..............    36,180,000
 31,240,000   Royal Bank of Canada,
                4.62%, 04/17/06..............    31,240,000
                                               ------------
              TOTAL YANKEE CERTIFICATES OF
                DEPOSIT
                (Cost $140,040,000)..........   140,040,000
                                               ------------
              DOMESTIC CERTIFICATES OF DEPOSIT -- 4.1%
 35,460,000   Citibank New York,
                4.87%, 06/14/06
                (Cost $35,460,000)...........    35,460,000
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 1.5%
 13,000,000   Caterpillar Financial Service
                Corp., Series MTN, Variable
                Rate,
                4.68%, 07/09/06(a) (Cost
                $13,000,000).................    13,000,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES --
                10.1%
              FANNIE MAE -- 2.0%
$17,710,000   4.76%, 07/12/06................  $ 17,471,402
                                               ------------
              FEDERAL HOME LOAN BANK -- 4.2%
 37,110,000   4.23%, 04/25/06................    37,005,473
                                               ------------
              FREDDIE MAC -- 3.9%
 33,580,000   3.80%, 07/12/06................    33,580,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $88,056,875)...........    88,056,875
                                               ------------
              SHORT TERM CORPORATE NOTES -- 18.1%
 16,900,000   American Express Credit
                Company, Variable Rate,
                4.76%, 04/05/06(a)...........    16,906,099
 10,440,000   Canadian Imperial Bank of
                Commerce, Variable Rate,
                4.21%, 12/22/06(a)...........    10,440,000
 20,320,000   Greenwich Capital Holdings,
                Variable Rate,
                4.40%, 09/13/06(a)...........    20,320,000
 33,400,000   HSBC Finance Corp., Variable
                Rate,
                4.55%, 06/22/06(a)...........    33,406,560
 14,000,000   Merrill Lynch & Company,
                Variable Rate,
                4.77%, 02/07/07(a)...........    14,000,000
 33,850,000   Morgan Stanley, Variable Rate,
                4.66%, 02/02/07(a)...........    33,850,000
 28,870,000   Societe Generale New York,
                Variable Rate,
                4.33%, 10/31/06(a)...........    28,867,536
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $157,790,195)....   157,790,195
                                               ------------
              TOTAL SECURITIES
                (Cost $758,821,929)..........   758,821,929
                                               ------------
              REPURCHASE AGREEMENTS -- 12.7%
 30,400,000   With Barclays Bank, dated
                03/31/06, 4.78% due 04/03/06,
                repurchase proceeds at
                maturity $30,412,109
                (Collateralized by various
                Fannie Maes,
                zero coupon - 5.05% due
                07/26/06 -- 04/28/15, with a
                total value of
                $31,008,538).................    30,400,000
 29,900,000   With Goldman Sachs, dated
                03/31/06,
                4.78%, due 04/03/06,
                repurchase proceeds at
                maturity $29,911,910
                (Collateralized by Fannie
                Mae,
                4.63%, due 10/15/14, with a
                value of $30,498,079)........    29,900,000

                    See notes to portfolios of investments.

                             MONEY MARKET PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$    19,534   With Investors Bank & Trust,
                dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $19,541
                (Collateralized by Fannie
                Mae,
                5.32% due 01/25/33, with a
                value of $20,511)............  $     19,534
 50,480,000   With Warburg Dillon Reed, dated
                03/31/06,
                4.81%, due 04/03/06,
                repurchase proceeds at
                maturity $50,500,234
                (Collateralized by Fannie
                Mae,
                4.50%, due 02/15/11, with a
                value of $51,491,143)........    50,480,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $110,799,534)..........   110,799,534
                                               ------------
              Total Investments -- 99.9%
                (Cost $869,621,463)..........   869,621,463
              Other assets less
                liabilities -- 0.1%..........     1,105,800
                                               ------------
              NET ASSETS -- 100.0%...........  $870,727,263
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $869,621,463.
---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 68.9%
              AEROSPACE AND DEFENSE -- 0.5%
$ 4,375,000   The Boeing Company,
                8.10%, 11/15/06..............  $  4,448,618
                                               ------------
              AUTOMOBILE: RENTAL -- 0.6%
  4,800,000   General American Transportation
                Corp. -- New York,
                6.75%, 05/01/09..............     4,910,957
                                               ------------
              BANKS -- 9.2%
  2,905,000   ABN AMRO Bank NV -- Chicago,
                7.13%, 06/18/07..............     2,967,367
  3,000,000   American Express Centurion
                Bank,
                Series BKNT,
                4.38%, 07/30/09..............     2,920,638
  4,000,000   Bank of America Corp.,
                7.13%, 03/01/09..............     4,190,092
  6,000,000   Bank of Montreal -- Chicago,
                7.80%, 04/01/07..............     6,141,450
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,478,933
 12,300,000   Bank One Corp.,
                2.63%, 06/30/08..............    11,622,848
  2,650,000   BankBoston NA,
                Series BKNT,
                6.38%, 04/15/08..............     2,704,704
  2,000,000   HBOS Treasury Services PLC --
                144A (United Kingdom),
                3.75%, 09/30/08..............     1,930,640
  5,333,000   Midland Bank PLC
                (United Kingdom),
                7.63%, 06/15/06..............     5,358,236
  3,636,364   National City Bank, Series
                BKNT,
                2.70%, 08/24/09..............     3,483,360
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,020,886
  3,000,000   US Bank NA, Series BKNT,
                4.13%, 03/17/08..............     2,941,083
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,156,525
  7,000,000   Wachovia Corp.,
                Floating Rate,
                4.88%, 07/20/07(c)...........     7,011,123
  3,166,000   Wells Fargo & Company,
                6.88%, 04/01/06..............     3,166,000
  8,500,000   Wells Fargo & Company,
                Floating Rate,
                5.00%, 03/23/10(b)...........     8,508,517
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,006,863
                                               ------------
                                                 74,609,265
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EQUIPMENT RENTAL AND LEASING -- 1.3%
$ 6,675,000   International Lease Finance
                Corp.,
                6.38%, 03/15/09..............  $  6,837,563
  4,000,000   International Lease Finance
                Corp.,
                4.75%, 07/01/09..............     3,911,756
                                               ------------
                                                 10,749,319
                                               ------------
              FINANCIAL SERVICES -- 8.4%
  1,575,000   Capital One Financial Corp.,
                7.13%, 08/01/08..............     1,632,497
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND,
                9.50%, 02/06/07..............     2,093,886
  2,900,000   Caterpillar Financial Services
                Corp., Series MTNF,
                3.10%, 05/15/07..............     2,834,878
  2,000,000   Caterpillar Financial Services
                Corp., Series MTNF,
                3.63%, 11/15/07..............     1,950,700
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,851,865
  5,300,000   Credit Suisse First
                Boston USA, Inc.,
                4.70%, 06/01/09..............     5,201,510
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,029,186
  1,500,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............     1,446,918
  8,000,000   Goldman Sachs Group, Inc.,
                Series MTN, Floating Rate,
                4.95%, 10/07/11(b)...........     8,062,368
  3,543,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     3,645,960
  7,775,000   Merrill Lynch & Company, Series
                MTNC,
                4.83%, 10/27/08..............     7,703,742
  6,000,000   Merrill Lynch & Company, Series
                MTNC,
                4.13%, 01/15/09..............     5,824,080
  2,354,000   Morgan Stanley,
                3.88%, 01/15/09..............     2,266,386
  2,000,000   Morgan Stanley, Floating Rate,
                4.76%, 07/27/07(b)...........     2,003,428
  3,600,000   Residential Capital Corp.,
                6.13%, 11/21/08..............     3,607,931
  4,000,000   Residential Capital Corp.,
                6.38%, 06/30/10..............     4,033,380
  2,100,000   The Bear Stearns Companies,
                Inc.,
                3.25%, 03/25/09..............     1,983,965

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 6,000,000   The Bear Stearns Companies,
                Inc., Floating Rate,
                4.81%, 04/29/08(b)...........  $  6,015,444
  1,909,080   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     1,830,183
                                               ------------
                                                 68,018,307
                                               ------------
              INSURANCE -- 1.2%
 10,000,000   Met Life Global
                Funding I -- 144A,
                4.25%, 07/30/09..............     9,743,710
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.4%
  3,000,000   Abbott Laboratories,
                5.63%, 07/01/06..............     3,004,437
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT -- 14.0%
  4,500,000   Bay View Auto Trust,
                Series 2005-LJ1, Class A4,
                4.09%, 05/25/12..............     4,373,725
  3,000,000   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4,
                4.05%, 07/15/09..............     2,960,117
  4,000,000   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     3,962,077
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,968,505
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-C, Class A3,
                4.61%, 07/15/10..............     1,981,769
  3,500,000   Capital One Prime Auto
                Receivables Trust,
                Series 2004-3, Class A4,
                3.69%, 06/15/10..............     3,393,294
  4,000,000   Capital One Prime Auto
                Receivables Trust,
                Series 2006-1, Class A2,
                5.04%, 11/15/08..............     3,996,589
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............     4,355,807
  3,100,000   Carmax Auto Owner Trust, Series
                2005-2, Class A4,
                4.34%, 09/15/10..............     3,027,171
  3,000,000   Chase Manhattan
                Auto Owner Trust,
                Series 2005-A, Class CTFS,
                4.04%, 04/15/11..............     2,936,718
  7,500,000   Fifth Third Auto Trust,
                Series 2004-A, Class A4,
                3.70%, 10/20/11..............     7,323,292

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT
                (CONTINUED)
$ 2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............  $  2,212,332
  2,400,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class A3,
                4.30%, 08/15/09..............     2,365,108
  3,600,000   Ford Credit Auto Owner Trust,
                Series 2005-C, Class B,
                4.52%, 09/15/10..............     3,514,082
  8,500,000   Ford Credit Auto Owner Trust,
                Series 2006-A, Class A2A,
                5.04%, 09/15/08..............     8,493,423
  3,051,350   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     2,975,581
  2,000,000   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............     1,982,947
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2,
                2.53%, 11/15/11..............     2,901,279
  5,000,000   Hertz Vehicle Financing LLC --
                144A, Series 2005-2A, Class
                A2,
                4.93%, 02/25/10..............     4,963,281
  4,500,000   Honda Auto Receivables Owner
                Trust, Series 2006-1, Class
                A3,
                5.07%, 02/18/10..............     4,485,938
  3,500,000   Long Beach Auto Receivables
                Trust, Series 2005-B, Class
                A3,
                4.41%, 05/15/10..............     3,454,861
  1,987,660   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3,
                2.11%, 07/15/08..............     1,965,722
    413,339   Onyx Acceptance Owner Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............       411,905
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,164,789
  1,020,038   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     1,016,293
    809,284   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............       811,589
  1,398,608   Susquehanna Auto Lease Trust --
                144A, Series 2003-1, Class
                A3,
                2.46%, 01/14/07..............     1,394,351
  1,000,000   Susquehanna Auto Lease Trust --
                144A, Series 2003-1, Class C,
                4.81%, 09/14/07..............       997,421
  9,600,000   Susquehanna Auto Lease Trust --
                144A, Series 2005-1, Class
                A3,
                4.43%, 06/16/08..............     9,519,004

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT
                (CONTINUED)
$ 2,000,000   Susquehanna Auto Lease Trust --
                144A, Series 2005-1, Class B,
                4.71%, 07/14/08..............  $  1,978,438
  2,683,459   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     2,659,786
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,355,758
    557,249   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............       555,798
  7,000,000   World Omni Auto Receivables
                Trust, Series 2006-A, Class
                A2,
                5.05%, 10/15/08..............     6,995,927
                                               ------------
                                                113,454,677
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 1.2%
  3,000,000   Citibank Credit Card Issuance
                Trust, Series 2006-A2, Class
                A2,
                4.85%, 02/10/11..............     2,967,656
  1,925,000   Citibank Credit Card Issuance
                Trust, Series 2006-B2, Class
                B2,
                5.15%, 03/07/11..............     1,909,059
  1,550,000   Discover Card Master Trust I,
                Series 2002-2, Class B,
                5.45%, 10/15/09..............     1,552,745
  1,409,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     1,411,660
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2, Class A,
                Floating Rate,
                4.92%, 01/18/11(c)...........     1,702,380
                                               ------------
                                                  9,543,500
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 4.2%
    462,491   Caterpillar Financial Asset
                Trust, Series 2003-A, Class
                A3,
                1.66%, 12/26/07..............       461,630
  3,246,881   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     3,200,892
  5,000,000   Caterpillar Financial Asset
                Trust, Series 2005-A, Class
                A4,
                4.10%, 06/25/10..............     4,884,400
  3,085,906   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............     3,024,072
  7,175,246   Greenwich Capital Commercial
                Funding Corp., Series 2005-
                GG5, Class A1,
                4.79%, 04/10/37..............     7,093,820

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 1,406,749   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............  $  1,362,144
  1,427,225   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,370,026
  6,953,418   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     6,836,646
  2,763,753   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A1,
                4.65%, 08/13/42..............     2,724,212
    403,913   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............       404,799
  2,708,283   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     2,727,445
                                               ------------
                                                 34,090,086
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 14.5%
  3,377,689   American General Mortgage Loan
                Trust, Series 2006-1, Class
                A1,
                5.75%, 12/25/35..............     3,373,061
  1,756,487   Banc of America Commercial
                Mortgage, Inc. -- Series
                2002-2, Class A1,
                3.37%, 07/11/43..............     1,733,461
  2,310,343   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     2,234,969
  1,191,619   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............     1,202,751
    513,215   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............       515,041
  1,307,047   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,300,068
    860,253   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       834,878
  1,619,562   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,570,733

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,881,117   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2005-PWR9, Class A1,
                4.50%, 09/11/42..............  $  1,843,694
  3,868,003   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2005-CD1, Class A1,
                5.05%, 07/15/44..............     3,839,616
  1,926,947   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............     1,854,308
  5,000,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     5,039,067
  2,902,313   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     2,787,636
  2,347,267   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     2,287,223
    717,826   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       721,201
    369,836   GE Capital Commercial Mortgage
                Corp., Series 2002-1, Class
                A1,
                5.03%, 12/10/35..............       369,159
  7,000,000   GE Capital Commercial Mortgage
                Corp., Series 2002-1A, Class
                A2,
                5.99%, 12/10/35..............     7,131,635
  3,525,957   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,428,818
  2,519,838   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............     2,449,427
  2,135,744   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     2,088,384
  2,200,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............     2,176,086
  1,002,413   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                5.21%, 09/27/35(b)...........     1,004,467
  1,675,322   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                5.10%, 03/14/36(b)...........     1,679,859

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   762,040   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............  $    741,243
  5,080,242   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP4, Class A1,
                4.61%, 10/15/42..............     5,001,697
  3,194,454   JPMorgan Mortgage Trust, Series
                2005-A1, Class 5A1,
                4.48%, 02/25/35..............     3,089,676
  1,468,213   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,420,283
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,784,558
  2,445,336   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,350,214
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,883,964
  1,743,219   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,698,570
    931,555   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A1,
                4.74%, 09/15/40..............       920,437
  4,833,856   LB-UBS Commercial Mortgage
                Trust, Series 2005-C7, Class
                A1,
                4.99%, 11/15/30..............     4,799,927
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                4.92%, 09/10/14(b)...........     2,297,847
  3,000,000   Popular ABS Mortgage Pass-
                Through Trust, Series 2005-3,
                Class AF3,
                4.44%, 07/25/35..............     2,942,203
  2,035,262   Residential Asset Mortgage
                Products, Inc., Series 2003-
                RS11, Class AI4,
                4.26%, 06/25/29..............     2,028,225
  7,278,932   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-23, Class 1A3,
                5.45%, 01/25/36(n)...........     7,310,209
  7,956,079   Structured Adjustable Rate
                Mortgage Loan, Series 2006-1,
                Class 5A1,
                5.25%, 02/25/36..............     7,889,925
  3,730,868   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     3,612,702

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 8,000,000   Washington Mutual Mortgage
                Pass-Through Certificates,
                WMALT Series 2005-8, Class
                1A8,
                5.50%, 10/25/35..............  $  7,930,195
  2,522,303   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2003-11, Class 1A1,
                3.50%, 10/25/18..............     2,463,964
  5,590,600   Wells Fargo Mortgage Backed
                Securities Trust, Series
                2005-9, Class 1A1,
                4.75%, 10/25/35..............     5,439,545
                                               ------------
                                                118,070,926
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 4.6%
  1,277,430   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,248,953
  4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............     4,747,182
    842,979   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............       847,418
    228,740   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............       227,416
    918,777   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............       906,643
  3,000,000   CIT Equipment Collateral,
                Series 2006-VT1, Class A3,
                5.13%, 12/21/09..............     2,967,656
  1,521,586   CIT RV Trust,
                Series 1998-A, Class A5,
                6.12%, 11/15/13..............     1,523,379
  4,973,304   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............     4,905,414
  3,906,727   Connecticut RRB Special Purpose
                Trust CL&P1,
                Series 2001-1, Class A3,
                5.73%, 03/30/09..............     3,920,399
  1,912,361   Crusade Global Trust,
                Series 2004-2,
                Class A1 (Australia),
                Floating Rate,
                4.90%, 11/19/37(b)...........     1,913,872
  1,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-1, Class
                B, Floating Rate,
                5.04%, 07/20/08(c)...........     1,000,611

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 6,250,000   Marlin Leasing Receivables
                LLC -- 144A, Series 2005-1A,
                Class A2,
                4.49%, 01/15/08..............  $  6,219,726
  3,352,562   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     3,385,661
  1,150,758   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     1,151,975
  2,400,000   Providian Gateway Master
                Trust -- 144A, Series
                2004-FA, Class A,
                3.65%, 11/15/11..............     2,341,874
                                               ------------
                                                 37,308,179
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 0.9%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,046,401
    317,655   Railcar Leasing LLC -- 144A,
                Series 1, Class A1,
                6.75%, 07/15/06..............       318,403
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,213,925
                                               ------------
                                                  7,578,729
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.3%
  2,819,429   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     2,835,375
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.9%
  2,500,000   New York Life Global Funding --
                144A,
                3.88%, 01/15/09..............     2,409,220
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                4.86%, 02/26/07(b)...........     5,004,165
                                               ------------
                                                  7,413,385
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.9%
  8,500,000   SBC Communications, Inc.,
                4.13%, 09/15/09..............     8,134,712
  7,350,000   Sprint Capital Corp.,
                6.38%, 05/01/09..............     7,531,222
                                               ------------
                                                 15,665,934
                                               ------------
              TRANSPORTATION -- 1.6%
  2,485,000   CSX Corp.,
                6.25%, 10/15/08..............     2,539,233
 10,000,000   Union Pacific Corp.,
                7.25%, 11/01/08..............    10,480,960
                                               ------------
                                                 13,020,193
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 3.2%
$ 6,725,000   Alabama Power Company, Series
                G,
                5.38%, 10/01/08..............  $  6,728,820
  3,000,000   Consolidated Edison Company of
                New York, Inc.,
                4.70%, 06/15/09..............     2,949,243
  1,750,000   Metropolitan Edison Company,
                4.45%, 03/15/10..............     1,678,941
  3,195,000   Northern States Power
                Company -- Minnesota,
                6.88%, 08/01/09..............     3,326,407
  5,200,000   Northern States Power
                Company -- Wisconsin,
                7.64%, 10/01/08..............     5,455,523
  6,234,000   Ohio Edison,
                4.00%, 05/01/08..............     6,054,056
                                               ------------
                                                 26,192,990
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $570,452,885)..........   560,658,587
                                               ------------
              US TREASURY SECURITIES -- 3.3%
              US TREASURY NOTES
 27,000,000   4.25%, 11/30/07(h)
                (Cost $26,910,020)...........    26,750,061
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 22.4%
              FANNIE MAE -- 2.9%
  7,000,000   3.00%, 03/02/07................     6,869,246
    955,477   PL# 254062,
                6.00%, 10/01/11..............       969,648
  1,968,939   PL# 254754,
                4.50%, 05/01/10..............     1,920,460
  2,941,149   PL# 254758,
                4.50%, 06/01/13..............     2,837,752
  1,468,872   PL# 254805,
                5.00%, 06/01/13..............     1,444,067
  2,919,254   PL# 254807,
                5.00%, 07/01/13..............     2,869,957
    729,099   PL# 323743,
                5.00%, 04/01/14..............       714,154
    435,448   PL# 429168,
                6.00%, 05/01/13..............       441,421
    315,490   PL# 50903,
                6.00%, 09/01/08..............       317,340
    416,477   PL# 50973,
                6.00%, 01/01/09..............       418,918
    469,042   PL# 517699,
                6.00%, 07/01/14..............       475,757
  1,421,559   PL# 545038,
                6.00%, 09/01/14..............     1,440,474
  3,022,049   PL# 555154,
                5.50%, 12/01/22..............     2,980,792
    253,134   PL# 609771,
                6.00%, 09/01/08..............       256,823
                                               ------------
                                                 23,956,809
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FEDERAL HOME LOAN BANK -- 2.8%
$ 7,500,000   4.00%, 04/25/07................  $  7,411,695
 10,000,000   Series 623,
                4.63%, 07/18/07..............     9,940,990
  5,668,650   Series 6T-9009,
                3.84%, 11/25/09..............     5,432,161
                                               ------------
                                                 22,784,846
                                               ------------
              FREDDIE MAC -- 1.2%
  4,555,000   4.25%, 02/28/07................     4,520,277
  5,000,000   4.50%, 04/18/07................     4,963,215
                                               ------------
                                                  9,483,492
                                               ------------
              FREDDIE MAC GOLD -- 1.0%
    170,454   PL# E00532,
                6.50%, 02/01/13..............       174,105
    295,929   PL# E00542,
                6.50%, 04/01/13..............       302,235
    786,988   PL# E00676,
                5.50%, 06/01/14..............       784,072
  1,160,791   PL# E89557,
                5.50%, 04/01/17..............     1,154,424
  4,351,904   PL# G40426,
                5.50%, 03/01/11..............     4,337,381
  1,007,420   PL# M90802,
                4.00%, 03/01/08..............       980,245
                                               ------------
                                                  7,732,462
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
  2,048,908   PL# 436708,
                5.75%, 12/15/22..............     2,062,712
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 13.6%
  1,913,858   Fannie Mae -- ACES,
                Series 1998-M1, Class A2,
                6.25%, 01/25/08..............     1,928,145
    675,359   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............       674,574
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,206,867
  2,300,000   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     2,255,749
  5,000,000   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     4,934,140

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............  $  2,412,939
  2,392,879   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     2,346,365
  1,473,381   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............     1,429,866
  6,098,962   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     5,719,543
  5,290,000   Fannie Mae, Series 2003-92,
                Class KQ,
                3.50%, 06/25/23..............     5,158,607
  2,675,986   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     2,649,410
  3,343,626   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     3,180,325
  6,587,827   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     6,388,205
  7,641,607   Federal Home Loan Bank, Series
                00-0582, Class H,
                4.75%, 10/25/10..............     7,528,894
  5,407,341   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     5,229,915
  2,803,365   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     2,693,487
  2,489,806   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,364,375
  6,737,004   Freddie Mac, Series 2625, Class
                JD,
                3.25%, 07/15/17..............     6,307,120
  6,047,371   Freddie Mac, Series 2627, Class
                KP,
                2.87%, 12/15/16..............     5,654,399
  7,012,489   Freddie Mac, Series 2630, Class
                HC,
                4.00%, 01/15/17..............     6,751,409
  5,800,000   Freddie Mac, Series 2631, Class
                CD,
                4.00%, 10/15/26..............     5,540,547
  7,014,828   Freddie Mac, Series 2637,
                Class A, 3.38%, 03/15/18.....     6,551,163

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 5,320,637   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............  $  5,122,464
  3,567,455   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     3,532,144
  2,317,650   Freddie Mac, Series 2782, Class
                HE,
                4.00%, 09/15/17..............     2,216,069
  5,529,830   Freddie Mac, Series 3056, Class
                AP,
                5.50%, 01/15/27..............     5,539,569
  1,737,963   Freddie Mac, Series 2454, Class
                BG,
                6.50%, 08/15/31..............     1,757,937
                                               ------------
                                                111,074,227
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.6%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust -- 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............     4,835,575
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $186,187,835)..........   181,930,123
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08
                (Cost $4,157,074)............     4,031,728
                                               ------------
              SECURITIES LENDING COLLATERAL -- 2.8%
 22,577,500   Securities Lending Collateral
                Investment (Note 3)
                (Cost $22,577,500)...........    22,577,500
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 2.5%
              FREDDIE MAC
 20,000,000   4.50%, 04/04/06
                (Cost $19,992,500)...........    19,992,500
                                               ------------
              SHORT TERM US TREASURY SECURITY -- 1.2%
              US TREASURY BILL
 10,000,000   4.61%, 09/21/06
                (Cost $9,778,464)............     9,778,464
                                               ------------
              TOTAL SECURITIES
                (Cost $840,056,278)..........   825,718,963
                                               ------------

                    See notes to portfolios of investments.

                          HIGH QUALITY BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 2.0%
$15,932,087   With Investors Bank and Trust,
                dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $15,937,770
                (Collateralized by various
                Fannie Mae Adjustable
                Rate Mortgages,
                4.50%-4.95%, due
                01/01/34-05/01/36, with a
                total value of $16,728,692)
                (Cost $15,932,087)...........  $ 15,932,087
                                               ------------
              Total Investments -- 103.6%
                (Cost $855,988,365)..........   841,651,050
              Liabilities less other
                assets -- (3.6)%.............   (29,631,023)
                                               ------------
              NET ASSETS -- 100.0%...........  $812,020,027
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $855,988,365.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $    126,033
    Gross unrealized depreciation..........   (14,463,348)
                                             ------------
    Net unrealized depreciation............  $(14,337,315)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 40.7%
              US TREASURY NOTES
$54,775,000   2.25%, 04/30/06................  $ 54,685,169
 25,299,000   4.13%, 05/15/15(h).............    23,914,487
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $79,310,727)...........    78,599,656
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 39.7%
              FANNIE MAE -- 39.3%
 15,475,000   5.50%, 03/15/11................    15,712,819
  1,136,973   PL# 607848,
                6.50%, 11/01/31..............     1,163,603
     87,051   PL# 648057,
                6.50%, 07/01/32..............        89,559
  2,120,367   PL# 648688,
                6.50%, 07/01/32..............     2,180,850
    410,441   PL# 685402,
                6.50%, 01/01/33..............       422,870
    751,000   PL# 745133,
                5.50%, 11/01/35..............       733,513
 15,774,141   PL# 833614,
                6.00%, 01/01/36..............    15,784,665
 10,089,739   PL# 845409,
                6.00%, 01/01/36..............    10,096,471
 10,896,659   PL# 849307,
                5.50%, 02/01/36..............    10,642,928
 13,000,000   PL# 878059,
                5.50%, 03/01/36..............    12,695,313
  6,720,000   TBA,
                6.00%, 04/01/36..............     6,718,945
                                               ------------
                                                 76,241,536
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.4%
    653,357   PL# 615244,
                6.50%, 06/15/33..............       677,614
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $77,755,864)...........    76,919,150
                                               ------------
              CORPORATE BONDS AND NOTES -- 18.2%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES AND AUTOMOTIVE EQUIPMENT -- 3.7%
    676,000   Navistar Financial Corp. Owner
                Trust, Series 2005-A, Class
                A4,
                4.43%, 01/15/14..............       659,297
  2,218,000   Triad Auto Receivables Owner
                Trust, Series 2006-A, Class
                A4,
                4.88%, 04/12/13..............     2,189,376
  3,499,000   Wachovia Auto Owner Trust,
                Series 2005-B, Class A5,
                4.93%, 11/20/12..............     3,455,210
    856,000   WFS Financial Owner Trust,
                Series 2005-3, Class A4,
                4.39%, 05/17/13..............       838,452
                                               ------------
                                                  7,142,335
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.6%
$ 1,173,000   Citibank Credit Card Issuance
                Trust, Series 2006-A3, Class
                A3,
                5.30%, 03/15/18..............  $  1,157,788
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 2.5%
  1,075,000   Chase Issuance Trust, Series
                2005-A4, Class A4,
                4.23%, 01/15/13..............     1,037,698
  1,822,000   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG3, Class A3,
                4.57%, 08/10/42..............     1,745,176
  2,159,000   Morgan Stanley Capital I,
                Series 2005-T17, Class A5,
                4.78%, 12/13/41..............     2,042,690
                                               ------------
                                                  4,825,564
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.7%
    255,000   Ameriquest Mortgage Securities,
                Inc., Series 2003-IA1, Class
                A4,
                4.97%, 11/25/33..............       251,112
  1,568,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A2,
                4.50%, 07/10/43..............     1,514,122
  2,176,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-6, Class A4,
                5.18%, 09/10/47..............     2,123,998
  1,614,000   Citigroup Commercial Mortgage
                Trust, Series 2004-C2, Class
                A5,
                4.73%, 10/15/41..............     1,525,896
  1,773,000   Citigroup Commercial Mortgage
                Trust, Series 2005-C3, Class
                A2,
                4.64%, 05/15/43..............     1,729,849
  2,185,000   Citigroup/Deutsche Bank
                Commercial Mortgage Trust,
                Series 2006-CD2, Class A4,
                5.55%, 01/15/46..............     2,156,646
  3,321,000   Commercial Mortgage Pass-
                Through Certificates, Series
                2005-C6 , Class A5A,
                5.12%, 06/10/44..............     3,210,148
  1,639,000   Credit-Based Asset Servicing
                and Securities, Series
                2005-CB3, Class AF2,
                4.45%, 12/25/34..............     1,612,871
  3,428,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-LDP3, Class A4A,
                4.94%, 08/15/42..............     3,269,987
  1,534,000   Merrill Lynch Mortgage Trust,
                Series 2005-MCP1, Class A2,
                4.56%, 05/12/43..............     1,485,421
                                               ------------
                                                 18,880,050
                                               ------------

                    See notes to portfolios of investments.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: UTILITIES -- 1.7%
$ 1,505,000   Centerpoint Energy Transition
                Bond Company, Series 2005-A,
                Class A3,
                5.09%, 08/01/15..............  $  1,472,564
  1,571,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............     1,733,751
                                               ------------
                                                  3,206,315
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $36,119,948)...........    35,212,052
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.1%
    207,000   FREDDIE MAC,
                4.64%, 05/02/06
                (Cost $206,174)..............       206,174
                                               ------------
              SECURITIES LENDING COLLATERAL -- 12.9%
 24,982,763   Securities Lending Collateral
                Investment (Note 3)
                (Cost $24,982,763)...........    24,982,763
                                               ------------
              TOTAL SECURITIES
                (Cost $218,375,476)..........   215,919,795
                                               ------------
              REPURCHASE AGREEMENTS -- 1.1%
  2,195,014   With Investors Bank and Trust,
                dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $2,195,797
                (Collateralized by Small
                Business Administration,
                8.13%, due 04/25/16 with a
                value of $2,304,765) (Cost
                $2,195,014)..................     2,195,014
                                               ------------
              Total Investments -- 112.7%
                (Cost $220,570,490)..........   218,114,809
              Liabilities less other
                assets -- (12.7)%............   (24,587,913)
                                               ------------
              NET ASSETS -- 100.0%...........  $193,526,896
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 was $220,570,490.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $    20,647
    Gross unrealized depreciation...........   (2,476,328)
                                              -----------
    Net unrealized depreciation.............  $(2,455,681)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US TREASURY SECURITIES -- 19.4%
                US TREASURY BONDS -- 3.5%
$   5,210,000   8.13%, 08/15/19(h)..........  $    6,762,418
   26,490,000   8.50%, 02/15/20(h)..........      35,533,871
   12,095,000   6.75%, 08/15/26.............      14,652,911
    7,500,000   5.50%, 08/15/28.............       7,948,245
    1,425,000   5.38%, 02/15/31.............       1,500,481
    5,725,000   4.50%, 02/15/36.............       5,373,451
                                              --------------
                                                  71,771,377
                                              --------------
                US TREASURY NOTES -- 15.0%
   27,975,000   3.88%, 07/31/07.............      27,628,614
   12,500,000   4.00%, 08/31/07(h)..........      12,357,913
   43,705,000   4.00%, 09/30/07(h)..........      43,182,594
   55,400,000   4.25%, 11/30/07.............      54,887,162
   13,125,000   4.38%, 12/31/07.............      13,024,515
   52,725,000   4.38%, 01/31/08.............      52,302,831
   40,000,000   4.63%, 02/29/08.............      39,851,600
   30,100,000   4.63%, 03/31/08.............      29,996,546
   38,890,000   4.13%, 08/15/08.............      38,346,162
                                              --------------
                                                 311,577,937
                                              --------------
                US TREASURY STRIPS -- 0.9%
   12,125,000   Zero coupon, 11/15/21.......       5,497,184
   38,580,000   Zero coupon, 11/15/27.......      13,071,444
                                              --------------
                                                  18,568,628
                                              --------------
                TOTAL US TREASURY SECURITIES
                  (Cost $406,524,921).......     401,917,942
                                              --------------
                US GOVERNMENT AGENCY SECURITIES -- 32.6%
                FANNIE MAE -- 17.8%
    3,800,000   2.35%, 04/29/06.............       3,792,712
    2,760,000   1.75%, 06/16/06.............       2,741,878
   13,850,000   4.00%, 10/16/06.............      13,766,955
   25,850,000   2.71%, 01/30/07.............      25,352,956
   14,090,000   2.35%, 04/05/07.............      13,712,839
      369,649   PL# 252571,
                  7.00%, 07/01/29...........         381,357
        6,136   PL# 252716,
                  7.00%, 09/01/29...........           6,330
        1,429   PL# 253264,
                  7.00%, 05/01/30...........           1,474
        1,293   PL# 253346,
                  7.50%, 06/01/30...........           1,351
       18,629   PL# 253479,
                  7.00%, 10/01/30...........          19,216
       13,099   PL# 253698,
                  6.00%, 02/01/16...........          13,287
       43,934   PL# 253990,
                  7.00%, 09/01/16...........          45,180

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$      33,348   PL# 254008,
                  7.00%, 10/01/31...........  $       34,390
      436,837   PL# 254346,
                  6.50%, 06/01/32...........         446,762
      379,922   PL# 254406,
                  6.50%, 08/01/32...........         388,555
    1,161,093   PL# 323842,
                  5.50%, 07/01/14...........       1,157,827
       62,992   PL# 323967,
                  7.00%, 10/01/29...........          64,987
    2,796,389   PL# 357327,
                  5.00%, 01/01/18...........       2,734,729
        6,062   PL# 492742,
                  7.00%, 05/01/29...........           6,254
        7,416   PL# 503916,
                  7.50%, 06/01/29...........           7,759
        2,597   PL# 508415,
                  7.00%, 08/01/29...........           2,680
       16,827   PL# 515946,
                  7.00%, 10/01/29...........          17,360
          504   PL# 524164,
                  7.00%, 11/01/29...........             519
      116,239   PL# 524657,
                  7.00%, 01/01/30...........         119,897
       34,210   PL# 526053,
                  7.00%, 12/01/29...........          35,294
          587   PL# 527717,
                  7.50%, 01/01/30...........             615
        8,794   PL# 528107,
                  7.00%, 02/01/30...........           9,072
        1,328   PL# 531092,
                  7.50%, 10/01/29...........           1,389
       13,868   PL# 531497,
                  7.00%, 02/01/30...........          14,304
        6,566   PL# 531735,
                  7.00%, 02/01/30...........           6,773
          963   PL# 533841,
                  7.50%, 12/01/30...........           1,007
       29,941   PL# 535030,
                  7.00%, 12/01/29...........          30,889
       44,235   PL# 535103,
                  7.00%, 01/01/15...........          45,514
       11,915   PL# 535159,
                  7.00%, 02/01/30...........          12,292
       54,464   PL# 535195,
                  7.00%, 03/01/30...........          56,189
       18,522   PL# 535277,
                  7.00%, 04/01/30...........          19,108
      580,224   PL# 535675,
                  7.00%, 01/01/16...........         596,881
        1,242   PL# 535722,
                  7.00%, 02/01/31...........           1,281

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$       8,263   PL# 535723,
                  7.00%, 02/01/31...........  $        8,524
        1,892   PL# 535811,
                  6.50%, 04/01/31...........           1,936
      131,691   PL# 535880,
                  7.00%, 02/01/31...........         135,848
        3,255   PL# 540211,
                  7.50%, 06/01/30...........           3,404
        6,044   PL# 542999,
                  7.50%, 08/01/30...........           6,320
      127,883   PL# 545194,
                  7.00%, 08/01/31...........         131,881
       44,275   PL# 545477,
                  7.00%, 03/01/32...........          45,624
      298,829   PL# 545759,
                  6.50%, 07/01/32...........         305,619
    1,163,969   PL# 545760,
                  6.50%, 07/01/32...........       1,190,416
      219,290   PL# 545762,
                  6.50%, 07/01/32...........         224,273
       42,908   PL# 545815,
                  7.00%, 07/01/32...........          44,250
       68,004   PL# 548822,
                  7.00%, 08/01/30...........          70,144
       49,711   PL# 549659,
                  7.00%, 02/01/16...........          51,120
       16,588   PL# 549962,
                  7.00%, 10/01/30...........          17,110
       50,336   PL# 549975,
                  7.00%, 10/01/30...........          51,920
        9,566   PL# 550440,
                  7.00%, 02/01/16...........           9,838
          352   PL# 550544,
                  7.50%, 09/01/30...........             368
       61,964   PL# 554493,
                  7.00%, 10/01/30...........          63,914
      334,626   PL# 555114,
                  5.50%, 12/01/17...........         333,040
       40,707   PL# 555144,
                  7.00%, 10/01/32...........          41,984
      525,399   PL# 555254,
                  6.50%, 01/01/33...........         537,705
      300,810   PL# 555798,
                  6.50%, 05/01/33...........         307,855
        1,630   PL# 558362,
                  7.50%, 11/01/30...........           1,705
          716   PL# 558519,
                  7.50%, 11/01/30...........             748
        8,253   PL# 559277,
                  7.00%, 10/01/30...........           8,513
       45,525   PL# 559313,
                  7.00%, 12/01/30...........          46,958

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$       2,379   PL# 559741,
                  7.50%, 01/01/31...........  $        2,486
       33,144   PL# 560384,
                  7.00%, 11/01/30...........          34,187
        1,470   PL# 560596,
                  7.50%, 01/01/31...........           1,537
        2,898   PL# 561678,
                  7.50%, 12/01/30...........           3,030
        1,511   PL# 564080,
                  7.50%, 12/01/30...........           1,580
       21,619   PL# 564183,
                  7.00%, 12/01/30...........          22,300
        1,770   PL# 564529,
                  7.50%, 12/01/30...........           1,851
       21,069   PL# 566658,
                  7.00%, 02/01/31...........          21,727
       55,473   PL# 574885,
                  6.00%, 05/01/16...........          56,266
        6,494   PL# 575285,
                  7.50%, 03/01/31...........           6,787
       10,270   PL# 577525,
                  6.00%, 05/01/16...........          10,416
        9,157   PL# 579161,
                  6.50%, 04/01/31...........           9,372
      198,694   PL# 579224,
                  6.00%, 04/01/16...........         201,536
       15,558   PL# 580179,
                  7.00%, 10/01/16...........          15,999
          712   PL# 580377,
                  7.50%, 04/01/31...........             744
        9,800   PL# 584811,
                  7.00%, 05/01/31...........          10,106
      182,266   PL# 585248,
                  7.00%, 06/01/31...........         188,002
       48,803   PL# 589395,
                  6.00%, 07/01/16...........          49,501
        1,147   PL# 589405,
                  7.50%, 06/01/31...........           1,199
       10,411   PL# 589893,
                  7.00%, 06/01/31...........          10,736
        4,746   PL# 592129,
                  7.50%, 06/01/31...........           4,960
        9,755   PL# 596895,
                  6.50%, 07/01/31...........           9,984
      121,418   PL# 596922,
                  6.00%, 08/01/16...........         123,154
       20,734   PL# 598125,
                  7.00%, 09/01/16...........          21,322
       50,591   PL# 600259,
                  6.00%, 08/01/16...........          51,314
       10,061   PL# 606551,
                  6.50%, 10/01/31...........          10,296

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$       5,713   PL# 606600,
                  7.00%, 10/01/31...........  $        5,891
       61,873   PL# 607386,
                  5.50%, 11/01/16...........          61,604
       22,676   PL# 610128,
                  7.00%, 10/01/31...........          23,385
      265,260   PL# 610579,
                  5.50%, 12/01/16...........         264,106
       27,393   PL# 611323,
                  7.00%, 10/01/16...........          28,170
    2,365,528   PL# 619054,
                  5.50%, 02/01/17...........       2,354,316
        7,282   PL# 622119,
                  6.50%, 01/01/32...........           7,452
      295,851   PL# 624035,
                  6.50%, 01/01/32...........         304,906
       15,301   PL# 629236,
                  6.50%, 02/01/32...........          15,648
      865,039   PL# 631321,
                  5.50%, 02/01/17...........         860,939
       70,313   PL# 631606,
                  5.50%, 03/01/17...........          69,980
       52,328   PL# 632269,
                  7.00%, 05/01/32...........          53,964
       10,212   PL# 634563,
                  6.50%, 03/01/32...........          10,444
       92,199   PL# 634949,
                  7.00%, 05/01/32...........          95,008
      322,030   PL# 635164,
                  6.50%, 08/01/32...........         329,347
        2,585   PL# 644932,
                  6.50%, 07/01/32...........           2,643
        6,016   PL# 647556,
                  7.00%, 01/01/30...........           6,206
      662,833   PL# 648795,
                  6.50%, 08/01/32...........         677,893
      211,527   PL# 650206,
                  5.50%, 01/01/18...........         210,524
       72,071   PL# 650291,
                  6.50%, 07/01/32...........          73,708
       10,372   PL# 650872,
                  7.00%, 07/01/32...........          10,688
      121,888   PL# 650891,
                  6.50%, 07/01/32...........         124,658
      309,871   PL# 651649,
                  6.50%, 08/01/32...........         316,912
    1,335,878   PL# 652127,
                  6.50%, 06/01/32...........       1,366,231
        3,752   PL# 663353,
                  6.50%, 09/01/32...........           3,837
       45,996   PL# 664188,
                  5.50%, 09/01/17...........          45,778

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$      85,372   PL# 664194,
                  5.50%, 09/01/17...........  $       84,967
      561,635   PL# 670402,
                  6.50%, 06/01/32...........         574,396
      245,135   PL# 675314,
                  5.50%, 12/01/17...........         243,973
      391,994   PL# 676800,
                  5.50%, 01/01/18...........         390,136
      545,933   PL# 679631,
                  5.50%, 02/01/18...........         543,194
      476,502   PL# 683199,
                  5.50%, 02/01/18...........         474,112
    1,045,095   PL# 694200,
                  4.50%, 05/01/18...........       1,002,566
        5,690   PL# 694372,
                  6.50%, 11/01/32...........           5,819
      109,926   PL# 695925,
                  5.50%, 05/01/18...........         109,375
    1,768,839   PL# 701161,
                  4.50%, 04/01/18...........       1,695,300
      638,403   PL# 711636,
                  4.50%, 05/01/18...........         611,861
    2,726,429   PL# 720317,
                  5.00%, 07/01/18...........       2,664,314
   25,451,925   PL# 725027,
                  5.00%, 11/01/33...........      24,307,058
   11,132,113   PL# 725162,
                  6.00%, 02/01/34...........      11,141,551
   21,549,999   PL# 725206,
                  5.50%, 02/01/34...........      21,084,120
       15,702   PL# 725269,
                  5.50%, 03/01/19...........          15,628
      296,730   PL# 725407,
                  6.50%, 01/01/34...........         303,680
      416,576   PL# 725418,
                  6.50%, 05/01/34...........         426,333
    6,592,238   PL# 725704,
                  6.00%, 08/01/34...........       6,597,827
   13,718,317   PL# 725946,
                  5.50%, 11/01/34...........      13,414,715
      734,753   PL# 731682,
                  4.50%, 03/01/19...........         703,418
    5,722,560   PL# 735454,
                  5.50%, 11/01/18...........       5,695,437
    1,540,349   PL# 735611,
                  5.50%, 03/01/20...........       1,533,048
   34,865,499   PL# 735989,
                  5.50%, 02/01/35...........      34,126,311
      206,738   PL# 738632,
                  5.00%, 11/01/18...........         202,028
    6,604,147   PL# 743575,
                  5.00%, 11/01/18...........       6,453,688

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FANNIE MAE (CONTINUED)
$  11,754,142   PL# 745140,
                  5.00%, 11/01/35...........  $   11,196,541
   28,800,000   PL# 745412,
                  5.50%, 12/01/35...........      28,111,500
      667,328   PL# 748257,
                  4.50%, 10/01/18...........         639,584
        8,147   PL# 748655,
                  6.50%, 09/01/33...........           8,323
      234,364   PL# 755813,
                  6.50%, 11/01/33...........         239,425
      167,195   PL# 757687,
                  5.50%, 07/01/34...........         163,495
       41,757   PL# 761808,
                  5.50%, 05/01/18...........          41,559
      637,315   PL# 766312,
                  5.50%, 03/01/19...........         633,863
      680,270   PL# 766419,
                  4.50%, 03/01/19...........         651,258
      291,012   PL# 768313,
                  5.50%, 01/01/19...........         289,553
      263,648   PL# 774338,
                  6.50%, 02/01/34...........         269,341
      250,337   PL# 789873,
                  6.50%, 09/01/34...........         255,506
    8,060,126   PL# 806549, Variable Rate,
                  4.57%, 01/01/35(a)........       7,896,930
    1,678,377   PL# 844797,
                  4.50%, 10/01/35...........       1,549,258
    2,061,163   PL# 844803,
                  4.50%, 10/01/35...........       1,902,597
    9,858,437   PL# 850867, Variable Rate,
                  5.64%, 01/01/36(a)........       9,777,598
   69,500,000   TBA,
                  5.50%, 04/01/21...........      69,087,309
   15,500,000   TBA,
                  4.50%, 04/01/36...........      14,298,750
    4,000,000   TBA,
                  5.00%, 04/01/36...........       3,808,752
    8,000,000   TBA,
                  5.50%, 04/01/36...........       7,810,000
                                              --------------
                                                 370,519,506
                                              --------------
                FREDDIE MAC -- 0.9%
    5,959,508   PL# 1B2853, Variable Rate,
                  4.29%, 04/01/35(a)........       5,789,185
   12,626,652   PL# 1G1119, Variable Rate,
                  4.77%, 09/01/35(a)........      12,309,784
                                              --------------
                                                  18,098,969
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD -- 9.1%
$     165,746   PL# A16148,
                  6.00%, 11/01/33...........  $      165,989
      284,490   PL# A32037,
                  5.00%, 03/01/35...........         270,839
       29,051   PL# A38585,
                  5.50%, 10/01/35...........          28,382
      473,654   PL# B10307,
                  4.50%, 10/01/18...........         453,183
      586,343   PL# B11431,
                  4.50%, 12/01/18...........         561,002
       57,802   PL# B13285,
                  4.50%, 04/01/19...........          55,232
      814,535   PL# B14218,
                  4.50%, 05/01/19...........         778,324
    1,175,929   PL# B14518,
                  4.50%, 01/01/20...........       1,123,652
      710,819   PL# B16484,
                  5.00%, 10/01/19...........         693,636
    1,794,704   PL# B17118,
                  4.50%, 11/01/19...........       1,714,918
       28,647   PL# B17892,
                  4.50%, 10/01/19...........          27,408
      179,111   PL# B18433,
                  4.50%, 05/01/20...........         171,063
      192,854   PL# B18493,
                  5.00%, 06/01/20...........         188,071
      467,073   PL# B18530,
                  5.00%, 06/01/20...........         455,490
      194,385   PL# B19022,
                  4.50%, 04/01/20...........         185,651
      900,082   PL# B19028,
                  4.50%, 03/01/20...........         859,637
    5,406,984   PL# B19043,
                  4.50%, 03/01/20...........       5,164,020
      307,008   PL# B19101,
                  4.50%, 04/01/20...........         293,213
      378,364   PL# B19108,
                  5.00%, 04/01/20...........         368,981
      663,920   PL# B19177,
                  4.50%, 05/01/20...........         634,086
    1,112,054   PL# B19187,
                  4.50%, 04/01/20...........       1,062,083
      207,873   PL# B19188,
                  4.50%, 05/01/20...........         198,532
      438,550   PL# B19238,
                  4.50%, 05/01/20...........         418,844
      729,382   PL# B19272,
                  4.50%, 05/01/20...........         696,607
    4,044,529   PL# B19621,
                  5.00%, 07/01/20...........       3,944,227
       25,078   PL# B19932,
                  5.00%, 09/01/20...........          24,456

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$   3,275,985   PL# B19933,
                  5.00%, 09/01/20...........  $    3,194,743
    1,215,543   PL# C01271,
                  6.50%, 12/01/31...........       1,242,844
    3,582,583   PL# C57150,
                  6.00%, 05/01/31...........       3,590,730
        4,770   PL# C67653,
                  7.00%, 06/01/32...........           4,914
       66,239   PL# C67868,
                  7.00%, 06/01/32...........          68,240
       17,500   PL# C67999,
                  7.00%, 06/01/32...........          18,029
      127,538   PL# C68001,
                  7.00%, 06/01/32...........         131,391
      168,724   PL# C90229,
                  7.00%, 08/01/18...........         174,251
       26,353   PL# E00570,
                  6.00%, 09/01/13...........          26,667
      571,163   PL# E00592,
                  6.00%, 12/01/13...........         578,056
       27,055   PL# E00720,
                  6.00%, 07/01/14...........          27,389
       25,367   PL# E01007,
                  6.00%, 08/01/16...........          25,686
       84,397   PL# E01095,
                  6.00%, 01/01/17...........          85,458
      430,381   PL# E01488,
                  5.00%, 10/01/18...........         420,457
      500,048   PL# E01490,
                  5.00%, 11/01/18...........         488,481
       35,456   PL# E01638,
                  4.00%, 04/01/19...........          33,143
       36,657   PL# E69171,
                  6.00%, 02/01/13...........          37,106
       31,819   PL# E73319,
                  6.00%, 11/01/13...........          32,209
       46,307   PL# E73769,
                  6.00%, 12/01/13...........          46,874
       23,359   PL# E75990,
                  6.00%, 04/01/14...........          23,633
       35,142   PL# E76341,
                  6.00%, 04/01/14...........          35,586
       61,189   PL# E76730,
                  6.00%, 05/01/14...........          61,962
       42,671   PL# E76731,
                  6.00%, 05/01/14...........          43,210
       40,888   PL# E78995,
                  6.00%, 11/01/14...........          41,404
      298,500   PL# E84191,
                  6.00%, 07/01/16...........         302,249
        5,630   PL# E84758,
                  5.50%, 07/01/16...........           5,601

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$      23,900   PL# E85885,
                  6.00%, 11/01/16...........  $       24,200
      339,517   PL# E86502,
                  5.50%, 12/01/16...........         337,768
        5,814   PL# E86565,
                  5.50%, 12/01/16...........           5,784
      267,173   PL# E87961,
                  6.00%, 02/01/17...........         270,529
      489,344   PL# E88001,
                  6.00%, 02/01/17...........         495,475
       56,551   PL# E88452,
                  6.00%, 03/01/17...........          57,259
      340,312   PL# E88749,
                  6.00%, 03/01/17...........         344,586
      593,811   PL# E88789,
                  6.00%, 04/01/17...........         601,251
      173,228   PL# E88979,
                  5.50%, 04/01/17...........         172,277
      419,140   PL# E89282,
                  6.00%, 04/01/17...........         424,391
      767,499   PL# E89336,
                  6.00%, 05/01/17...........         777,114
       29,840   PL# E89653,
                  6.00%, 04/01/17...........          30,215
      583,484   PL# E89913,
                  6.00%, 05/01/17...........         590,794
    1,022,289   PL# E91644,
                  5.50%, 10/01/17...........       1,016,682
      287,271   PL# E91754,
                  5.50%, 10/01/17...........         285,695
      415,168   PL# E91774,
                  5.50%, 10/01/17...........         412,891
      187,125   PL# E91968,
                  5.50%, 10/01/17...........         186,099
      377,445   PL# E92113,
                  5.50%, 10/01/17...........         375,375
       28,217   PL# E95352,
                  4.50%, 04/01/18...........          26,998
       60,120   PL# E98821,
                  4.50%, 09/01/18...........          57,521
    1,729,525   PL# G01391,
                  7.00%, 04/01/32...........       1,781,783
   12,215,374   PL# G01912,
                  5.00%, 09/01/35...........      11,629,223
       20,975   PL# G11111,
                  6.00%, 04/01/16...........          21,239
      133,507   PL# G11394,
                  4.50%, 05/01/18...........         127,737
    8,244,078   PL# G11618,
                  4.50%, 05/01/18...........       7,893,655
      497,896   PL# G11639,
                  4.50%, 12/01/19...........         475,762

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$   3,649,261   PL# G11681,
                  5.00%, 04/01/20...........  $    3,561,049
   10,043,667   PL# G11720,
                  4.50%, 08/01/20...........       9,597,163
      470,559   PL# G11753,
                  5.00%, 08/01/20...........         458,889
   15,721,939   PL# G11769,
                  5.00%, 10/01/20...........      15,332,044
    8,431,774   PL# G11777,
                  5.00%, 10/01/20...........       8,222,672
   20,369,104   PL# G11879,
                  5.00%, 10/01/20...........      19,863,962
   15,924,132   PL# G11880,
                  5.00%, 12/01/20...........      15,529,223
      229,921   PL# G18052,
                  4.50%, 05/01/20...........         219,590
    1,285,338   PL# G18065,
                  5.00%, 07/01/20...........       1,253,463
    3,279,396   PL# J00006,
                  5.00%, 09/01/20...........       3,198,069
    1,756,037   PL# J00147,
                  5.00%, 10/01/20...........       1,712,488
    3,138,835   PL# J00154,
                  5.00%, 10/01/20...........       3,060,994
    2,880,993   PL# J00156,
                  5.00%, 10/01/20...........       2,809,546
      431,174   PL# J00159,
                  5.00%, 10/01/20...........         420,482
      471,362   PL# J00328,
                  5.00%, 11/01/20...........         459,673
      983,432   PL# J00409,
                  5.00%, 11/01/20...........         959,043
      473,750   PL# J00604,
                  5.00%, 12/01/20...........         462,298
    3,541,849   PL# J00611,
                  5.00%, 12/01/20...........       3,454,013
      602,610   PL# J00630,
                  5.00%, 12/01/20...........         587,666
    3,923,881   PL# J00697,
                  5.00%, 12/01/20...........       3,826,571
    3,165,422   PL# J00724,
                  5.00%, 12/01/20...........       3,086,921
    2,484,378   PL# J00726,
                  5.00%, 12/01/20...........       2,422,767
      472,376   PL# J00728,
                  5.00%, 12/01/20...........         460,662
      717,001   PL# J00731,
                  5.00%, 12/01/20...........         699,220
      696,891   PL# J00733,
                  5.00%, 12/01/20...........         679,608
      849,281   PL# J00734,
                  5.00%, 12/01/20...........         828,220

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                FREDDIE MAC GOLD (CONTINUED)
$   3,321,306   PL# J00807,
                  5.00%, 12/01/20...........  $    3,238,940
    3,761,178   PL# J02239,
                  5.00%, 07/01/20...........       3,667,903
    3,797,832   PL# J02590,
                  5.00%, 10/01/20...........       3,703,649
    8,013,959   PL# J02616,
                  5.00%, 10/01/20...........       7,815,218
      375,030   PL# J02621,
                  5.00%, 10/01/20...........         365,730
    1,481,808   PL# J02728,
                  5.00%, 11/01/20...........       1,445,060
    3,755,752   PL# M80813,
                  4.00%, 04/01/10...........       3,615,531
    3,000,000   TBA,
                  5.50%, 04/01/21...........       2,980,314
                                              --------------
                                                 189,698,783
                                              --------------
                GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION -- 0.6%
      154,062   PL# 3173,
                  6.50%, 12/20/31...........         158,186
        1,087   PL# 434615,
                  7.00%, 11/15/29...........           1,135
      213,757   PL# 435071,
                  7.00%, 03/15/31...........         223,003
       44,214   PL# 462559,
                  7.00%, 02/15/28...........          46,119
       27,210   PL# 493966,
                  7.00%, 06/15/29...........          28,391
       65,064   PL# 494742,
                  7.00%, 04/15/29...........          67,887
        1,814   PL# 530260,
                  7.00%, 02/15/31...........           1,892
      235,146   PL# 531025,
                  6.00%, 04/15/32...........         238,180
          988   PL# 538271,
                  7.00%, 11/15/31...........           1,031
      105,642   PL# 538312,
                  6.00%, 02/15/32...........         107,005
      219,726   PL# 543989,
                  7.00%, 03/15/31...........         229,230
        1,395   PL# 547545,
                  7.00%, 04/15/31...........           1,456
      423,397   PL# 550985,
                  7.00%, 10/15/31...........         441,712
          582   PL# 551549,
                  7.00%, 07/15/31...........             607
       61,572   PL# 552413,
                  7.00%, 02/15/32...........          64,228
      127,008   PL# 554808,
                  6.00%, 05/15/31...........         128,634

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$      98,272   PL# 555360,
                  6.00%, 06/15/31...........  $       99,531
      108,041   PL# 555733,
                  6.00%, 03/15/32...........         109,435
        1,052   PL# 557664,
                  7.00%, 08/15/31...........           1,097
       55,800   PL# 557678,
                  7.00%, 08/15/31...........          58,213
        6,423   PL# 561050,
                  7.00%, 05/15/31...........           6,701
        1,073   PL# 561996,
                  7.00%, 07/15/31...........           1,120
       12,529   PL# 563346,
                  7.00%, 09/15/31...........          13,071
       66,267   PL# 563599,
                  7.00%, 06/15/32...........          69,126
      158,188   PL# 564086,
                  7.00%, 07/15/31...........         165,031
       44,968   PL# 564300,
                  6.00%, 08/15/31...........          45,544
        9,030   PL# 564706,
                  7.00%, 07/15/31...........           9,420
       84,809   PL# 565808,
                  6.00%, 11/15/31...........          85,895
      234,800   PL# 567622,
                  6.00%, 04/15/32...........         237,829
      101,674   PL# 569567,
                  7.00%, 01/15/32...........         106,060
       85,244   PL# 570517,
                  6.00%, 01/15/32...........          86,344
       40,256   PL# 572821,
                  6.00%, 12/15/31...........          40,771
      102,059   PL# 574873,
                  6.00%, 12/15/31...........         103,366
       89,920   PL# 575906,
                  6.00%, 01/15/32...........          91,081
       35,561   PL# 576323,
                  6.00%, 12/15/31...........          36,017
        1,315   PL# 579377,
                  7.00%, 04/15/32...........           1,371
      436,753   PL# 581015,
                  7.00%, 02/15/32...........         455,593
      105,506   PL# 581070,
                  6.00%, 02/15/32...........         106,868
       90,550   PL# 582956,
                  7.00%, 02/15/32...........          94,455
      311,800   PL# 587122,
                  7.00%, 06/15/32...........         325,250
       12,582   PL# 587494,
                  7.00%, 06/15/32...........          13,125

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                  (CONTINUED)
$         968   PL# 589696,
                  7.00%, 05/15/32...........  $        1,010
       77,695   PL# 592030,
                  6.00%, 02/15/32...........          78,698
       21,915   PL# 780802,
                  6.50%, 05/15/28...........          22,750
       37,530   PL# 781113,
                  7.00%, 11/15/29...........          39,159
      214,949   PL# 781148,
                  6.00%, 07/15/29...........         217,918
      113,873   PL# 781276,
                  6.50%, 04/15/31...........         118,269
       33,807   PL# 781287,
                  7.00%, 05/15/31...........          35,276
       53,947   PL# 781324,
                  7.00%, 07/15/31...........          56,287
      290,789   PL# 781328,
                  7.00%, 09/15/31...........         303,423
      204,759   PL# 781330,
                  6.00%, 09/15/31...........         207,554
       58,823   PL# 781496,
                  6.50%, 09/15/32...........          61,043
       79,811   PL# 781548,
                  7.00%, 11/15/32...........          83,268
       47,371   PL# 781584,
                  7.00%, 05/15/32...........          49,425
    8,232,235   PL# 80916,
                  3.75%, 05/20/34...........       8,019,997
                                              --------------
                                                  13,395,087
                                              --------------
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY -- 3.9%
    2,704,010   Fannie Mae, Series 1999-7,
                  Class AB,
                  6.00%, 03/25/29...........       2,709,931
    8,956,387   Fannie Mae, Series 2003-35,
                  Class TE,
                  5.00%, 05/25/18...........       8,697,099
    5,467,655   Fannie Mae, Series 2004-101,
                  Class AR,
                  5.50%, 01/25/35...........       5,442,449
    6,884,987   Fannie Mae, Series 2004-60,
                  Class LB,
                  5.00%, 04/25/34...........       6,734,209
    7,994,381   Fannie Mae, Series 2004-99,
                  Class A0,
                  5.50%, 01/25/34...........       7,922,105
    7,260,088   Fannie Mae, Series 2005-51,
                  Class TA,
                  5.50%, 12/25/33...........       7,197,346
    5,280,435   Fannie Mae, Series 2005-57,
                  Class PA,
                  5.50%, 05/25/27...........       5,282,998

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$     274,318   Fannie Mae, Series 2005-70,
                  Class NA,
                  5.50%, 08/25/35...........  $      272,565
   10,553,676   Fannie Mae, Series 2005-80,
                  Class PB,
                  5.50%, 04/25/30...........      10,545,182
    6,454,889   Freddie Mac, Series 2825,
                  Class VP,
                  5.50%, 06/15/15...........       6,440,354
    4,698,286   Freddie Mac, Series 2877,
                  Class PA,
                  5.50%, 07/15/33...........       4,677,037
    7,889,977   Freddie Mac, Series 2927,
                  Class BA,
                  5.50%, 10/15/33...........       7,861,339
    6,789,045   Freddie Mac, Series 2996,
                  Class MK,
                  5.50%, 06/15/35...........       6,763,426
                                              --------------
                                                  80,546,040
                                              --------------
                PRIVATE ASSET BACKED: US GOVERNMENT
                  AGENCIES -- 0.2%
    2,581,752   Small Business
                  Administration, Series
                  2002-P10B, Class I,
                  5.20%, 08/01/12...........       2,553,859
    2,573,279   Small Business
                  Administration, Series
                  2004-P10A,
                  4.50%, 02/10/14...........       2,455,120
                                              --------------
                                                   5,008,979
                                              --------------
                RESOLUTION FUNDING STRIPS -- 0.1%
    1,200,000   Zero coupon,
                  07/15/18..................         637,218
    1,200,000   Zero coupon,
                  10/15/18..................         629,062
                                              --------------
                                                   1,266,280
                                              --------------
                TOTAL US GOVERNMENT AGENCY
                  SECURITIES
                  (Cost $690,880,841).......     678,533,644
                                              --------------
                CORPORATE BONDS AND NOTES -- 56.1%
                AEROSPACE AND DEFENSE -- 0.4%
      320,000   B/E Aerospace,
                  8.50%, 10/01/10...........         341,600
    1,250,000   Lockheed Martin Corp.,
                  8.50%, 12/01/29...........       1,627,670
      545,000   Lockheed Martin Corp.,
                  7.20%, 05/01/36...........         629,807
    2,390,000   Northrop Grumman Corp.,
                  4.08%, 11/16/06...........       2,373,280

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                AEROSPACE AND DEFENSE (CONTINUED)
$   4,790,000   RC Trust I,
                  7.00%, 05/15/06...........  $    2,411,468
      675,000   United Technologies Corp.,
                  8.88%, 11/15/19...........         867,890
                                              --------------
                                                   8,251,715
                                              --------------
                AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                  EQUIPMENT -- 0.1%
      765,000   Daimler Chrysler AG Corp.,
                  7.45%, 03/01/27...........         806,333
      280,000   Daimler Chrysler NA Holding,
                  4.05%, 06/04/08...........         271,459
      130,000   Navistar International
                  Corp.,
                  6.25%, 03/01/12(h)........         130,650
                                              --------------
                                                   1,208,442
                                              --------------
                BANKS -- 7.8%
    4,960,000   Bank of America Corp.,
                  4.50%, 08/01/10...........       4,798,418
   15,675,000   Bank of America Corp.,
                  Floating Rate,
                  4.96%, 03/24/09(b)........      15,687,211
    1,250,000   Bank of Scotland -- 144A
                  (United Kingdom),
                  3.50%, 11/30/07...........       1,217,101
    2,000,000   BankBoston NA, Series BKNT,
                  6.38%, 03/25/08...........       2,041,010
   26,675,000   Barclays Bank PLC New York
                  (United Kingdom), Series
                  YCD, Floating Rate,
                  4.90%, 03/13/09(b)........      26,675,001
    6,250,000   Depfa ACS Bank -- 144A
                  (Ireland),
                  4.25%, 08/16/10...........       6,015,175
    3,850,000   Deutsche Bank AG New York,
                  Series YCD, Variable Rate,
                  3.84%, 03/15/07(a)........       3,827,427
    2,850,000   HBOS Treasury Services
                  PLC -- 144A (United
                  Kingdom),
                  3.75%, 09/30/08...........       2,751,162
   11,200,000   HSBC Bank USA NA, Series CD,
                  3.87%, 06/07/07...........      11,027,789
    1,155,000   Huntington National Bank,
                  Series BKNT,
                  2.75%, 10/16/06...........       1,140,099
    2,600,000   JPMorgan Chase & Company,
                  5.35%, 03/01/07...........       2,602,241
    1,495,000   JPMorgan Chase & Company,
                  3.63%, 05/01/08...........       1,445,622
    2,100,000   JPMorgan Chase & Company,
                  5.75%, 10/15/08...........       2,115,878

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                BANKS (CONTINUED)
$   1,100,000   JPMorgan Chase & Company,
                  7.00%, 11/15/09(e)........  $    1,155,119
   36,375,000   Rabobank Netherland -- 144A
                  (the Netherlands),
                  Floating Rate,
                  5.01%, 04/06/09(b)........      36,394,789
    1,135,000   RBS Capital Trust I,
                  Variable Rate,
                  4.71%, perpetual(a).......       1,052,589
    2,990,000   SunTrust Banks, Inc.,
                  3.63%, 10/15/07...........       2,914,470
    2,000,000   SunTrust Banks, Inc.,
                  4.00%, 10/15/08...........       1,940,998
    1,535,000   SunTrust Banks, Inc., Series
                  CD,
                  4.42%, 06/15/09...........       1,496,250
    2,275,000   Swedish Export Credit
                  (Sweden),
                  2.88%, 01/26/07...........       2,239,585
    2,150,000   The Bank of New York
                  Company, Inc., Series
                  BKNT,
                  3.80%, 02/01/08...........       2,096,392
      980,000   UBS Preferred Funding Trust
                  I, Variable Rate,
                  8.62%, perpetual(a).......       1,094,427
      490,000   US Bancorp, Series MTNN,
                  3.95%, 08/23/07...........         481,392
    3,040,000   US Bank NA,
                  2.40%, 03/12/07...........       2,954,126
    4,315,000   US Bank NA, Series BKNT,
                  4.40%, 08/15/08...........       4,238,465
      540,000   Wachovia Bank NA, Series
                  BKNT,
                  4.38%, 08/15/08...........         530,485
    9,125,000   Wachovia Bank NA, Series
                  DPNT, Floating Rate,
                  4.98%, 03/23/09(b)........       9,129,261
    2,340,000   Wachovia Corp.,
                  6.30%, 04/15/08...........       2,391,143
    2,760,000   Wells Fargo & Company,
                  4.20%, 01/15/10...........       2,651,118
    4,090,000   Wells Fargo & Company,
                  4.63%, 08/09/10...........       3,973,316
    4,525,000   Wells Fargo & Company,
                  4.88%, 01/12/11...........       4,429,753
                                              --------------
                                                 162,507,812
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                BROADCAST SERVICES/MEDIA -- 1.5%
$     320,000   British Sky Broadcasting
                  Group Financing
                  PLC -- 144A (United
                  Kingdom),
                  6.50%, 10/15/35...........  $      305,606
    5,374,000   Comcast Cable Communications
                  Holdings,
                  8.38%, 03/15/13...........       6,051,940
    1,800,000   Comcast Cable
                  Communications, Inc.,
                  6.75%, 01/30/11...........       1,873,030
      965,000   Comcast Corp.,
                  7.05%, 03/15/33...........         996,147
    2,460,000   Comcast Corp.,
                  6.50%, 11/15/35...........       2,394,613
    2,935,000   Comcast Corp.,
                  6.45%, 03/15/37...........       2,833,284
      465,000   Cox Communications, Inc.,
                  7.75%, 11/01/10...........         497,759
      445,000   DIRECTV Holdings LLC/
                  DIRECTV Financing Company,
                  Inc.,
                  6.38%, 06/15/15...........         441,663
      400,000   Echostar DBS Corp. -- 144A,
                  7.13%, 02/01/16...........         395,500
    1,070,000   News America Holdings,
                  7.63%, 11/30/28...........       1,152,357
    1,275,000   News America, Inc.,
                  7.30%, 04/30/28...........       1,328,952
      545,000   News America, Inc.,
                  7.28%, 06/30/28...........         566,553
      865,000   News America, Inc.,
                  6.20%, 12/15/34...........         812,695
    2,750,000   News America, Inc. -- 144A,
                  6.40%, 12/15/35...........       2,637,858
      650,000   TCI Communications, Inc.,
                  7.88%, 02/15/26...........         714,523
    1,675,000   TCI Communications, Inc.,
                  7.13%, 02/15/28...........       1,722,044
      725,000   Time Warner Entertainment,
                  8.38%, 07/15/33...........         836,919
    1,910,000   Time Warner, Inc.,
                  7.57%, 02/01/24...........       2,060,942
    2,760,000   Time Warner, Inc.,
                  6.95%, 01/15/28...........       2,807,240
      280,000   Time Warner, Inc.,
                  7.63%, 04/15/31(e)........         305,906
                                              --------------
                                                  30,735,531
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                COMPUTER EQUIPMENT, SOFTWARE AND
                  SERVICES -- 0.4%
$   7,550,000   Oracle Corp./Ozark
                  Holdings -- 144A,
                  5.25%, 01/15/16...........  $    7,256,275
       50,000   SunGard Data Systems,
                  Inc. -- 144A,
                  9.13%, 08/15/13...........          53,125
       95,000   SunGard Data Systems,
                  Inc. -- 144A, Floating
                  Rate,
                  9.43%, 08/15/13(k)........         100,700
                                              --------------
                                                   7,410,100
                                              --------------
                CONTAINERS AND PACKAGING -- 0.0%
      490,000   Owens-Brockway Glass
                  Container, Inc.,
                  6.75%, 12/01/14...........         481,425
                                              --------------
                ELECTRONICS -- 0.0%
      200,000   L-3 Communications Corp.,
                  Series B,
                  6.38%, 10/15/15...........         198,000
                                              --------------
                EQUIPMENT RENTAL AND LEASING -- 0.0%
      225,000   United Rentals North
                  America, Inc.,
                  6.50%, 02/15/12...........         221,625
                                              --------------
                FINANCIAL SERVICES -- 7.2%
      225,000   American Real Estate
                  Partners, LP/American Real
                  Estate Finance Corp.,
                  7.13%, 02/15/13...........         222,750
      390,000   American Real Estate
                  Partners, LP/Financing,
                  8.13%, 06/01/12...........         402,675
       25,000   BCP US Crystal Holdings
                  Corp.,
                  9.63%, 06/15/14...........          27,813
    9,050,000   Citigroup, Inc.,
                  3.50%, 02/01/08...........       8,781,876
   14,330,000   Citigroup, Inc.,
                  3.63%, 02/09/09...........      13,715,558
      820,000   Citigroup, Inc.,
                  6.20%, 03/15/09...........         840,540
    8,000,000   Citigroup, Inc.,
                  4.13%, 02/22/10...........       7,661,064
    8,225,000   Eksportfinans ASA, Series
                  MTN (Norway),
                  3.38%, 01/15/08...........       7,982,527
   18,465,000   General Electric Capital
                  Corp.,
                  5.00%, 11/15/11...........      18,121,533
    1,220,000   General Electric Capital
                  Corp.,
                  6.50%, 09/28/15(t)........         748,325
    2,000,000   General Electric Capital
                  Corp., Series MTNA,
                  6.50%, 12/10/07...........       2,039,630

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                FINANCIAL SERVICES (CONTINUED)
$  15,925,000   General Electric Capital
                  Corp., Series MTNA,
                  4.13%, 09/01/09...........  $   15,366,526
   22,250,000   General Electric Capital
                  Corp., Series MTNA,
                  Variable Rate,
                  3.45%, 01/15/08(a)........      22,135,457
      450,000   HSBC Finance Corp.,
                  7.20%, 07/15/06...........         452,457
    2,925,000   HSBC Finance Corp.,
                  6.50%, 11/15/08...........       3,008,863
   10,450,000   Morgan Stanley,
                  5.05%, 01/21/11...........      10,254,543
      425,000   Morgan Stanley,
                  6.75%, 04/15/11...........         447,852
   23,540,000   Morgan Stanley, Series MTN,
                  Floating Rate,
                  4.91%, 03/07/08(b)........      23,545,886
      350,000   Nationwide Building
                  Society -- 144A (United
                  Kingdom),
                  2.63%, 01/30/07...........         342,855
    4,000,000   Nationwide Building
                  Society -- 144A (United
                  Kingdom),
                  3.50%, 07/31/07...........       3,912,464
      355,000   Nationwide Building
                  Society -- 144A (United
                  Kingdom),
                  4.25%, 02/01/10...........         340,826
    1,000,000   The Bear Stearns Companies,
                  Inc., Series MTNB,
                  4.55%, 06/23/10...........         966,946
    3,775,000   The Goldman Sachs Group,
                  Inc.,
                  5.35%, 01/15/16...........       3,652,950
    2,475,000   TIAA Global Markets -- 144A,
                  3.88%, 01/22/08...........       2,414,160
    1,955,000   USAA Capital Corp., Series
                  MTNB,
                  4.00%, 12/10/07...........       1,914,707
                                              --------------
                                                 149,300,783
                                              --------------
                FOOD AND BEVERAGE -- 0.0%
      160,000   Smithfield Foods, Inc,
                  7.00%, 08/01/11...........         160,000
                                              --------------
                INSURANCE -- 0.4%
    1,775,000   ASIF Global Financial
                  XXIII -- 144A,
                  3.90%, 10/22/08...........       1,715,447
    2,000,000   Berkshire Hathaway Finance
                  Corp.,
                  3.40%, 07/02/07...........       1,953,418
    2,850,000   Berkshire Hathaway Finance
                  Corp.,
                  3.38%, 10/15/08...........       2,731,193

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                INSURANCE (CONTINUED)
$   2,815,000   Berkshire Hathaway Finance
                  Corp.,
                  4.13%, 01/15/10...........  $    2,694,419
                                              --------------
                                                   9,094,477
                                              --------------
                LEISURE AND RECREATION -- 0.1%
      450,000   Mashantucket West Pequot --
                  144A,
                  5.91%, 09/01/21...........         432,239
    1,185,000   MGM MIRAGE,
                  6.00%, 10/01/09...........       1,173,150
      325,000   Mohegan Tribal Gaming
                  Authority,
                  6.13%, 02/15/13...........         322,156
                                              --------------
                                                   1,927,545
                                              --------------
                MANUFACTURING -- 0.3%
      395,000   Briggs & Stratton Corp.,
                  8.88%, 03/15/11(e)........         438,450
    1,575,000   Tyco International Group SA
                  (Luxembourg),
                  6.38%, 10/15/11...........       1,618,738
    2,980,000   Tyco International Group SA
                  (Luxembourg),
                  6.00%, 11/15/13...........       2,998,067
    1,615,000   Tyco International Group SA
                  (Luxembourg),
                  7.00%, 06/15/28...........       1,704,077
                                              --------------
                                                   6,759,332
                                              --------------
                MEDICAL EQUIPMENT, SUPPLIES, AND
                  SERVICES -- 0.4%
      450,000   HCA, Inc.,
                  5.50%, 12/01/09...........         440,673
      465,000   Omnicare, Inc.,
                  6.88%, 12/15/15...........         466,163
    2,200,000   UnitedHealth Group, Inc.,
                  5.80%, 03/15/36...........       2,102,219
    2,075,000   WellPoint, Inc.,
                  6.38%, 06/15/06...........       2,080,351
    1,300,000   WellPoint, Inc.,
                  5.95%, 12/15/34...........       1,255,687
    2,850,000   Wellpoint, Inc.,
                  5.85%, 01/15/36...........       2,701,939
                                              --------------
                                                   9,047,032
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                METALS AND MINING -- 0.2%
$      85,000   International Steel Group,
                  6.50%, 04/15/14...........  $       85,000
    1,999,000   Ispat Inland ULC (Canada),
                  9.75%, 04/01/14...........       2,264,575
    1,425,000   Teck Cominco, Ltd. (Canada),
                  6.13%, 10/01/35...........       1,345,106
                                              --------------
                                                   3,694,681
                                              --------------
                OIL AND GAS: PIPELINES -- 0.3%
       50,000   ANR Pipeline Company,
                  9.63%, 11/01/21...........          61,477
       10,000   ANR Pipeline Company,
                  7.38%, 02/15/24...........          10,374
    1,425,000   Consolidated Natural Gas,
                  Series A,
                  5.00%, 03/01/14...........       1,347,656
    1,020,000   Dynegy Holdings,
                  Inc. -- 144A,
                  10.13%, 07/15/13..........       1,169,889
      365,000   El Paso Natural Gas,
                  8.63%, 01/15/22...........         417,125
       15,000   El Paso Natural Gas,
                  8.38%, 06/15/32...........          17,036
      910,000   Northwest Pipeline Corp.,
                  8.13%, 03/01/10...........         964,600
       35,000   Targa Resources,
                  Inc. -- 144A,
                  8.50%, 11/01/13...........          36,575
      935,000   Transcontinental Gas Pipe
                  Line Corp., Series B,
                  8.88%, 07/15/12...........       1,070,575
      480,000   Williams Companies, Inc.,
                  7.63%, 07/15/19...........         513,600
      225,000   Williams Companies, Inc.,
                  7.75%, 06/15/31...........         239,625
                                              --------------
                                                   5,848,532
                                              --------------
                OIL, COAL AND GAS -- 0.6%
    1,150,000   Amerada Hess Corp.,
                  7.13%, 03/15/33...........       1,258,711
      300,000   Chesapeake Energy Corp.,
                  7.50%, 06/15/14...........         315,750
      705,000   Chesapeake Energy Corp.,
                  6.25%, 01/15/18...........         692,663
      275,000   Chesapeake Energy Corp. --
                  144A,
                  6.88%, 11/15/20...........         278,438
      270,000   Colorado Interstate Gas
                  Company -- 144A,
                  6.80%, 11/15/15...........         276,044
    1,600,000   Devon Financing Corp. ULC,
                  7.88%, 09/30/31...........       1,937,512
      700,000   EnCana Corp. (Canada),
                  6.50%, 08/15/34...........         734,851

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                OIL, COAL AND GAS (CONTINUED)
$   2,600,000   Enterprise Products
                  Operating LP,
                  4.95%, 06/01/10...........  $    2,524,347
    1,225,000   Enterprise Products
                  Operating LP, Series B,
                  4.00%, 10/15/07...........       1,198,856
      200,000   KCS Energy, Inc.,
                  7.13%, 04/01/12...........         199,500
    1,075,000   Petro-Canada (Canada),
                  5.95%, 05/15/35...........       1,028,176
      200,000   Suncor Energy, Inc.
                  (Canada),
                  5.95%, 12/01/34...........         200,887
    1,000,000   Talisman Energy, Inc.
                  (Canada),
                  5.85%, 02/01/37...........         943,290
                                              --------------
                                                  11,589,025
                                              --------------
                PAPER AND FOREST PRODUCTS -- 0.0%
      400,000   Catalyst Paper Corp.,
                  Series D (Canada),
                  8.63%, 06/15/11...........         404,000
                                              --------------
                PHARMACEUTICALS/RESEARCH AND
                  DEVELOPMENT -- 0.2%
      170,000   Bio-Rad Laboratories, Inc.,
                  7.50%, 08/15/13...........         176,375
      530,000   Bio-Rad Laboratories, Inc.,
                  6.13%, 12/15/14...........         511,450
      600,000   Bristol-Myers Squibb,
                  6.88%, 08/01/97(e)........         632,017
    2,675,000   Wyeth,
                  6.00%, 02/15/36...........       2,621,994
                                              --------------
                                                   3,941,836
                                              --------------
                PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                  VEHICLES AND AUTOMOTIVE EQUIPMENT -- 2.4%
   16,200,000   Daimler Chrysler Auto Trust,
                  Series 2005-B, Class A3,
                  4.04%, 09/08/09...........      15,991,691
   20,900,000   Ford Credit Auto Owner
                  Trust, Series 2005-A,
                  Class A3,
                  3.48%, 11/15/08...........      20,657,930
   13,200,000   Ford Credit Auto Owner
                  Trust, Series 2005-B,
                  Class A3,
                  4.17%, 01/15/09...........      13,082,504
                                              --------------
                                                  49,732,125
                                              --------------
                PRIVATE ASSET BACKED: BANKS -- 0.2%
    4,365,589   Bank of America Alternative
                  Loan Trust, Series 2004-7,
                  Class 4A1,
                  5.00%, 08/25/19...........       4,234,621
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: CREDIT CARDS -- 3.9%
$  14,000,000   American Express Credit
                  Account Master Trust,
                  Series 2005-3, Class A,
                  Floating Rate,
                  4.75%, 01/18/11(c)........  $   13,999,383
   12,075,000   Chase Issuance Trust, Series
                  2004-A9, Class A9,
                  3.22%, 06/15/10...........      11,734,288
   14,950,000   Citibank Credit Card
                  Issuance Trust, Series
                  2004-A1, Class A1,
                  2.55%, 01/20/09...........      14,649,882
   14,850,000   Citibank Credit Card
                  Issuance Trust, Series
                  2004-A4, Class A4,
                  3.20%, 08/24/09...........      14,449,573
   15,125,000   Citibank Credit Card
                  Issuance Trust, Series
                  2006-A2, Class A2,
                  4.85%, 02/10/11...........      14,969,022
   11,500,000   MBNA Credit Card Master Note
                  Trust, Series 2003-A6,
                  Class A6,
                  2.75%, 10/15/10...........      10,951,931
                                              --------------
                                                  80,754,079
                                              --------------
                PRIVATE ASSET BACKED: FINANCIAL
                  SERVICES -- 4.3%
    2,805,000   Greenwich Capital Commercial
                  Funding Corp., Series
                  2004-GG1, Class A4,
                  4.76%, 06/10/36...........       2,734,040
   11,200,000   Greenwich Capital Commercial
                  Funding Corp., Series
                  2005-GG3, Class A3,
                  4.57%, 08/10/42...........      10,727,756
    2,417,784   Morgan Stanley Capital I,
                  Series 1998-WF1, Class A2,
                  6.55%, 03/15/30...........       2,451,551
    2,980,000   Morgan Stanley Capital I,
                  Series 1999-FNV1, Class
                  A2,
                  6.53%, 03/15/31...........       3,053,792
    8,064,149   SLM Student Loan Trust,
                  Series 2004-9, Class A2,
                  Floating Rate,
                  4.64%, 10/25/12(b)........       8,051,286
   13,546,198   SLM Student Loan Trust,
                  Series 2005-5, Class A1,
                  Floating Rate,
                  4.62%, 01/25/18(b)........      13,550,677
   14,200,000   SLM Student Loan Trust,
                  Series 2005-6, Class A5B,
                  Floating Rate,
                  4.63%, 07/27/26(b)........      14,216,760

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: FINANCIAL SERVICES
                  (CONTINUED)
$  20,600,000   SLM Student Loan Trust,
                  Series 2006-3, Class A1,
                  Floating Rate,
                  4.71%, 01/25/13(b)........  $   20,614,524
   14,030,000   Washington Mutual Asset
                  Securities Corp. -- 144A,
                  Series 2005-C1A, Class A2,
                  5.15%, 05/25/36...........      13,881,373
                                              --------------
                                                  89,281,759
                                              --------------
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY -- 20.8%
   14,031,142   ACE Securities Corp., Series
                  2006-HE1, Class A2A,
                  Floating Rate,
                  4.90%, 02/25/36(c)........      14,039,806
   11,960,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2000-1, Class A2A,
                  7.33%, 11/15/31...........      12,655,088
    9,225,464   Banc of America Commercial
                  Mortgage, Inc., Series
                  2001-1, Class A2,
                  6.50%, 04/15/36...........       9,565,586
   16,715,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2002-2, Class A3,
                  5.12%, 07/11/43...........      16,479,217
   11,170,000   Banc of America Commercial
                  Mortgage, Inc., Series
                  2002-PB2, Class A4,
                  6.19%, 06/11/35...........      11,559,369
      918,892   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2001, Class A1,
                  6.08%, 02/15/35...........         925,528
    2,545,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2005-PWR8, Class
                  A4,
                  4.67%, 06/11/41...........       2,382,471
   16,000,000   Carrington Mortgage Loan
                  Trust, Series 2006-OPT1,
                  Class A1, Floating Rate,
                  4.81%, 02/25/36(c)........      16,000,000
    3,475,000   Chase Commercial Mortgage
                  Securities Corp., Series
                  2000-3, Class A2,
                  7.32%, 10/15/32...........       3,710,136
    7,922,276   Commercial Mortgage
                  Acceptance Corp., Series
                  1998-C2, Class A2,
                  6.03%, 09/15/30...........       8,003,048
    5,782,625   Countrywide Asset-Backed
                  Certificates, Series
                  2004-13, Class AV4,
                  Floating Rate,
                  5.11%, 06/25/35(c)........       5,789,780

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  11,437,645   Countrywide Asset-Backed
                  Certificates, Series
                  2005-12, Class 2A1,
                  Floating Rate,
                  4.93%, 02/25/36(c)........  $   11,445,800
   11,737,118   Countrywide Asset-Backed
                  Certificates, Series
                  2005-BC5, Class 3A1,
                  Floating Rate,
                  4.92%, 01/25/36(c)........      11,745,206
   17,068,683   Countrywide Asset-Backed
                  Certificates, Series
                  2005-IM3, Class A1,
                  Floating Rate,
                  4.94%, 03/25/36(c)........      17,080,534
   13,761,088   Countrywide Asset-Backed
                  Certificates, Series
                  2006-IM1, Class A1,
                  Floating Rate,
                  4.91%, 04/25/36(c)........      13,769,587
   23,795,426   Credit Suisse First Boston
                  Mortgage Securities Corp.,
                  Series 1998-C2, Class A2,
                  6.30%, 11/11/30...........      24,258,474
   15,261,000   Credit Suisse Mortgage
                  Capital Certificates,
                  Series 2006-3, Class 1A1A,
                  Floating Rate,
                  4.76%, 04/25/36(c)........      15,258,619
    4,875,000   DLJ Commercial Mortgage
                  Corp., Series 2000-CKP1,
                  Class A1B,
                  7.18%, 11/10/33...........       5,193,042
   14,975,000   Fieldstone Mortgage
                  Investment Corp., Series
                  2006-1, Class A1, Floating
                  Rate,
                  4.88%, 05/25/36(c)........      14,975,000
   15,120,000   First Franklin Mortgage Loan
                  Asset Backed Certificates,
                  Series 2006-FF4, Class A1,
                  Floating Rate,
                  4.74%, 02/25/46(c)........      15,120,000
   10,380,000   GE Capital Commercial
                  Mortgage Corp., Series
                  2002-1A, Class A3,
                  6.27%, 12/10/35...........      10,814,350
   11,875,000   GE Capital Commercial
                  Mortgage Corp., Series
                  2002-2A, Class A3,
                  5.35%, 08/11/36...........      11,821,415
    6,150,000   GMAC Commercial Mortgage
                  Securities, Inc., Series
                  1999-C2, Class A2,
                  6.95%, 09/15/33...........       6,405,225
    6,641,210   GMAC Commercial Mortgage
                  Securities, Inc., Series
                  1999-C3, Class A2,
                  7.18%, 08/15/36...........       6,954,260

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$   3,175,000   GS Mortgage Securities Corp.
                  II, Series 2005-GG4, Class
                  A4A,
                  4.75%, 07/10/39...........  $    2,994,657
    4,545,000   GS Mortgage Securities Corp.
                  II, Series 2006-GG6, Class
                  A4,
                  5.55%, 04/10/38...........       4,534,762
   10,490,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-C1, Class A3,
                  5.86%, 10/12/35...........      10,671,190
    6,650,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-CIB2, Class
                  A3,
                  6.43%, 04/15/35...........       6,929,736
    9,475,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2001-CIBC, Class
                  A3,
                  6.26%, 03/15/33...........       9,805,929
    9,350,000   JPMorgan Chase Commercial
                  Mortgage Securities Corp.,
                  Series 2005-CB12, Class
                  A4,
                  4.90%, 09/12/37...........       8,896,618
   20,675,000   JPMorgan Mortgage Trust,
                  Series 2006-A2, Class 4A1,
                  3.89%, 08/25/34...........      20,032,139
    7,425,000   LB Commercial Conduit
                  Mortgage Trust, Series
                  1998-C4, Class A1B,
                  6.21%, 10/15/35...........       7,561,673
    6,900,000   LB-UBS Commercial Mortgage
                  Trust, Series 2000-C3,
                  Class A2,
                  7.95%, 05/15/25...........       7,476,582
    6,830,000   LB-UBS Commercial Mortgage
                  Trust, Series 2000-C4,
                  Class A2,
                  7.37%, 08/15/26...........       7,310,532
    7,395,000   LB-UBS Commercial Mortgage
                  Trust, Series 2003-C7,
                  Class A3,
                  4.56%, 09/15/27...........       7,147,097
    9,100,000   LB-UBS Commercial Mortgage
                  Trust, Series 2004-C8,
                  Class A4,
                  4.51%, 12/15/29...........       8,706,804
   19,825,000   New Century Home Equity Loan
                  Trust, Series 2006-1,
                  Class A2A, Floating Rate,
                  4.88%, 05/25/36(c)........      19,825,000
   14,856,336   Residential Asset Mortgage
                  Products, Inc., Series
                  2006-RS2, Class A1,
                  Floating Rate,
                  4.90%, 03/25/36(c)........      14,865,510

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                PRIVATE ASSET BACKED: MORTGAGE AND HOME
                  EQUITY (CONTINUED)
$  10,499,578   Salomon Brothers Mortgage
                  Securities VII, Series
                  1999-C1, Class A2,
                  Floating Rate,
                  7.15%, 05/18/32(c)........  $   10,875,776
    9,099,504   Salomon Brothers Mortgage
                  Securities VII, Series
                  2001-C2, Class A3,
                  6.50%, 10/13/11...........       9,535,883
    8,850,000   Structured Asset Investment
                  Loan Trust, Series 2006-2,
                  Class A1, Floating Rate,
                  4.88%, 04/25/36(c)........       8,850,000
                                              --------------
                                                 431,971,429
                                              --------------
                PRIVATE ASSET BACKED: OTHER -- 0.8%
    5,229,147   Structured Asset Securities
                  Corp. -- 144A, Series
                  2003-AL2, Class A,
                  3.36%, 01/25/31...........       4,638,231
   11,380,000   Terra LNR -- 144A, Series
                  2006-1A, Class A1,
                  Floating Rate,
                  5.03%, 06/15/17(c)........      11,380,000
                                              --------------
                                                  16,018,231
                                              --------------
                PRIVATE ASSET BACKED: UTILITIES -- 0.4%
    8,000,000   Peco Energy Transition
                  Trust, Series 2000-A,
                  Class A4,
                  7.65%, 03/01/10...........       8,582,780
                                              --------------
                REAL ESTATE -- 0.1%
    1,252,000   EOP Operating LP,
                  7.50%, 04/19/29...........       1,355,517
                                              --------------
                REAL ESTATE INVESTMENT TRUSTS -- 0.5%
      910,000   AvalonBay Communities,
                  Series MTN,
                  6.63%, 09/15/11(e)........         956,338
    4,100,000   Prologis 2006,
                  5.50%, 04/01/12...........       4,057,474
      725,000   Rouse Company,
                  3.63%, 03/15/09...........         674,452
    4,135,000   Rouse Company,
                  5.38%, 11/26/13...........       3,859,915
                                              --------------
                                                   9,548,179
                                              --------------
                RETAIL -- 0.1%
      430,000   Federated Department Stores,
                  Inc.,
                  6.79%, 07/15/27...........         435,028
      850,000   May Department Stores
                  Company,
                  8.50%, 06/01/19...........       1,009,959

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                RETAIL (CONTINUED)
$     395,000   May Department Stores
                  Company,
                  6.65%, 07/15/24...........  $      401,868
      495,000   May Department Stores
                  Company,
                  7.88%, 03/01/30...........         562,183
      295,000   May Department Stores
                  Company,
                  6.70%, 07/15/34...........         300,816
                                              --------------
                                                   2,709,854
                                              --------------
                RETAIL: SUPERMARKETS -- 0.0%
      770,000   Delhaize America, Inc.,
                  9.00%, 04/15/31...........         894,497
                                              --------------
                SEMICONDUCTORS -- 0.0%
      245,000   Freescale Semiconductor,
                  Inc., Floating Rate,
                  7.35%, 07/15/09(b)........         252,350
      700,000   MagnaChip Semiconductor,
                  Ltd., Floating Rate,
                  8.16%, 12/15/11(b)........         712,250
                                              --------------
                                                     964,600
                                              --------------
                SPECIAL PURPOSE ENTITY -- 0.3%
      353,018   AES Ironwood LLC,
                  8.86%, 11/30/25...........         397,145
    2,150,000   Atlantic Marine,
                  Inc. -- 144A,
                  5.34%, 12/01/50...........       1,989,137
    2,875,000   Belvoir Land LLC -- 144A,
                  5.40%, 12/15/47...........       2,600,898
    1,600,000   New York Life Global
                  Funding -- 144A,
                  3.88%, 01/15/09...........       1,541,901
                                              --------------
                                                   6,529,081
                                              --------------
                TELECOMMUNICATIONS EQUIPMENT AND
                  SERVICES -- 1.5%
      625,000   America Movil SA de CV
                  (Mexico),
                  6.38%, 03/01/35...........         590,771
      810,000   Cincinnati Bell, Inc.,
                  7.25%, 07/15/13...........         836,325
    4,750,000   Deutsche Telecom
                  International Finance BV
                  (the Netherlands),
                  5.75%, 03/23/16...........       4,648,886
      290,000   France Telecom (France),
                  8.50%, 03/01/31...........         363,303
      405,000   Intelsat Subsidiary Holding
                  Company, Ltd. (Bermuda),
                  Floating Rate,
                  9.61%, 01/15/12(k)........         413,606

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                  (CONTINUED)
$   2,350,000   New England Telephone &
                  Telegraph,
                  7.88%, 11/15/29...........  $    2,493,334
      970,000   New Jersey Bell Telephone,
                  7.85%, 11/15/29...........       1,034,419
      860,000   Qwest Corp.,
                  7.88%, 09/01/11...........         922,350
      675,000   Qwest Corp., Floating Rate,
                  8.16%, 06/15/13(b)........         745,875
       50,000   Rogers Wireless, Inc.
                  (Canada),
                  7.25%, 12/15/12...........          52,938
      990,000   Rogers Wireless, Inc.
                  (Canada),
                  7.50%, 03/15/15...........       1,066,725
    1,015,000   SBC Communications, Inc.,
                  6.45%, 06/15/34...........       1,002,282
      190,000   SBC Communications, Inc.,
                  6.15%, 09/15/34...........         181,018
    1,660,000   Sprint Capital Corp.,
                  8.75%, 03/15/32...........       2,081,487
    1,105,000   Telecom Italia Capital
                  (Luxembourg),
                  6.00%, 09/30/34...........         997,271
      850,000   Telefonica Europe BV (the
                  Netherlands),
                  7.75%, 09/15/10...........         915,422
      215,000   Verizon Maryland, Inc.,
                  Series B,
                  5.13%, 06/15/33...........         170,014
    1,470,000   Vodafone Group PLC (United
                  Kingdom),
                  5.00%, 12/16/13...........       1,395,325
      500,000   Vodafone Group PLC (United
                  Kingdom),
                  5.00%, 09/15/15...........         467,169
    2,325,000   Vodafone Group PLC (United
                  Kingdom),
                  5.75%, 03/15/16...........       2,284,057
    7,910,000   Vodafone Group PLC (United
                  Kingdom), Floating Rate,
                  5.05%, 12/28/07(b)........       7,916,359
      890,000   Wind Acquistion Finance
                  SA -- 144A (Luxembourg),
                  10.75%, 12/01/15..........         965,650
                                              --------------
                                                  31,544,586
                                              --------------
                TRANSPORTATION -- 0.1%
      375,000   Burlington Northern
                  Santa Fe Corp.,
                  7.29%, 06/01/36(e)........         436,237
      765,000   Canadian National Railway
                  Company (Canada),
                  6.90%, 07/15/28...........         861,426

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                CORPORATE BONDS AND NOTES (CONTINUED)
                TRANSPORTATION (CONTINUED)
$     175,000   OMI Corp. (Marshall
                  Islands),
                  7.63%, 12/01/13...........  $      179,813
      560,000   Overseas Shipholding Group,
                  7.50%, 02/15/24...........         561,400
                                              --------------
                                                   2,038,876
                                              --------------
                UTILITIES -- 0.8%
    2,735,000   Centerpoint Energy, Inc.,
                  Series B,
                  7.25%, 09/01/10...........       2,888,010
      456,017   Elwood Energy LLC,
                  8.16%, 07/05/26...........         487,813
    1,000,000   Florida Power & Light,
                  5.63%, 04/01/34...........         956,347
      131,600   Homer City Funding LLC,
                  8.14%, 10/01/19...........         143,115
       84,091   Homer City Funding LLC,
                  8.73%, 10/01/26...........          95,443
      195,000   Midwest Generation LLC,
                  8.75%, 05/01/34...........         212,063
      574,038   Midwest Generation LLC,
                  Series B,
                  8.56%, 01/02/16...........         619,142
      295,000   Mirant North America LLC --
                  144A,
                  7.38%, 12/31/13...........         302,375
      350,000   NorthWestern Corp.,
                  5.88%, 11/01/14...........         346,488
      155,000   NRG Energy, Inc.,
                  7.25%, 02/01/14...........         157,906
      675,000   NRG Energy, Inc.,
                  7.38%, 02/01/16...........         691,031
      470,000   Orion Power Holdings, Inc.,
                  12.00%, 05/01/10..........         532,275
    2,565,000   Progress Energy, Inc.,
                  7.75%, 03/01/31...........       2,990,638
       55,000   Reliant Energy, Inc.,
                  9.25%, 07/15/10...........          55,344
      540,000   Reliant Energy, Inc.,
                  6.75%, 12/15/14...........         479,250
      300,000   SP PowerAssets, Ltd. -- 144A
                  (Singapore),
                  5.00%, 10/22/13...........         288,999
      231,536   Tenaska Alabama II Partners,
                  LP -- 144A,
                  7.00%, 06/30/21...........         233,445
    5,325,000   TXU Corp., Series O,
                  4.80%, 11/15/09...........       5,142,405
                                              --------------
                                                  16,622,089
                                              --------------
                TOTAL CORPORATE BONDS AND
                  NOTES
                  (Cost $1,188,830,416).....   1,165,564,196
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                FOREIGN GOVERNMENT OBLIGATIONS -- 2.3%
$   9,700,000   AID-Israel (Israel),
                  5.50%, 09/18/23...........  $    9,944,459
    6,825,000   Bundesrepublic Deutschland,
                  Series 03 (Germany),
                  4.75%, 07/04/34(q)........       9,316,772
    9,300,000   Bundesrepublic Deutschland,
                  Series 05 (Germany),
                  4.00%, 01/04/37(q)........      11,281,689
    2,205,000   Mexican Fixed Rate Bonds,
                  Series M (Mexico),
                  9.00%, 12/22/11(s)........         208,212
    6,300,000   Mexican Fixed Rate Bonds,
                  Series MI10 (Mexico),
                  9.00%, 12/20/12(s)........         596,772
   11,225,000   Mexican Fixed Rate Bonds,
                  Series MI10 (Mexico),
                  8.00%, 12/19/13(s)........         998,270
    3,195,000   Mexican Fixed Rate Bonds,
                  Series MI10 (Mexico),
                  9.50%, 12/18/14(s)........         312,270
    2,930,000   Province of Manitoba
                  (Canada),
                  6.38%, 09/01/15(t)........       1,790,355
    5,790,000   Province of Ontario, Series
                  GMTN (Canada),
                  6.25%, 06/16/15(t)........       3,547,716
    2,050,000   Quebec Province (Canada),
                  6.75%, 11/09/15(t)........       1,284,517
    4,045,000   United Mexican States
                  (Mexico),
                  8.13%, 12/30/19...........       4,762,988
    2,385,000   United Mexican States,
                  Series MTNA (Mexico),
                  8.00%, 09/24/22...........       2,794,028
                                              --------------
                TOTAL FOREIGN GOVERNMENT
                  OBLIGATIONS
                  (Cost $47,479,622)........      46,838,048
                                              --------------
                SHORT TERM CORPORATE NOTES -- 0.6%
    4,760,000   BellSouth Corp. -- 144A,
                  Variable Rate,
                  4.26%, 04/26/06(a)........       4,761,512
    7,750,000   SBC Communications, Inc. --
                  144A,
                  4.39%, 06/05/06...........       7,754,941
                                              --------------
                TOTAL SHORT TERM CORPORATE
                  NOTES
                  (Cost $12,516,453)........      12,516,453
                                              --------------
                SECURITIES LENDING COLLATERAL -- 3.0%
   61,620,419   Securities Lending
                  Collateral Investment
                  (Note 3)
                  (Cost $61,620,419)........      61,620,419
                                              --------------
                TOTAL SECURITIES
                  (Cost $2,407,852,672).....   2,366,990,702
                                              --------------

                    See notes to portfolios of investments.

                              CORE BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                REPURCHASE AGREEMENTS -- 0.2%
$   3,999,955   With Investors Bank and
                  Trust, dated 03/31/06,
                  4.28%, due 04/03/06,
                  repurchase proceeds at
                  maturity $4,001,382
                  (Collateralized by Small
                  Business Administration,
                  7.75%, due 09/25/23, with
                  a value of $4,199,953)
                  (Cost $3,999,955).........  $    3,999,955
                                              --------------
                Total Investments before
                  Call Options Written, Put
                  Options Written and
                  Securities Sold
                  Short -- 114.2%
                  (Cost $2,411,852,627).....   2,370,990,657
                                              --------------
  CONTRACTS
  ---------
                CALL OPTIONS WRITTEN -- (0.0)%
         (195)  US Treasury Note (10 Year)
                  June Future, Expiring June
                  2006 @ 111................          (3,047)
         (169)  US Treasury Note (10 Year)
                  September Future, Expiring
                  September 2006 @ 106......         (29,047)
                                              --------------
                TOTAL CALL OPTIONS WRITTEN
                  (Premium $176,543)........         (32,094)
                                              --------------
                PUT OPTIONS WRITTEN -- (0.0)%
         (195)  US Treasury Note (10 Year)
                  June Future, Expiring June
                  2006 @ 107................        (207,187)
         (169)  US Treasury Note (10 Year)
                  September Future, Expiring
                  September 2006 @ 106......        (169,000)
                                              --------------
                TOTAL PUT OPTIONS WRITTEN
                  (Premium $188,762)........        (376,187)
                                              --------------
  PRINCIPAL
  ---------
                SECURITIES SOLD SHORT -- (9.7)%
$(107,000,000)  Fannie Mae, TBA,
                  5.50%, 04/12/06...........    (104,767,184)
  (15,000,000)  Fannie Mae, TBA,
                  6.00%, 04/12/06...........     (15,000,000)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                SECURITIES SOLD SHORT (CONTINUED)
$  (7,000,000)  Fannie Mae, TBA,
                  6.50%, 04/12/06...........  $   (6,833,750)
   (4,600,000)  Fannie Mae, TBA,
                  4.50%, 04/18/06...........      (4,398,750)
   (9,000,000)  Fannie Mae, TBA,
                  5.00%, 04/18/06...........      (8,775,000)
  (12,000,000)  Freddie Mac Gold, TBA,
                  5.00%, 04/12/06...........     (11,418,744)
   (3,000,000)  Freddie Mac Gold, TBA,
                  6.00%, 04/12/06...........      (3,001,875)
   (8,800,000)  Freddie Mac Gold, TBA,
                  4.50%, 04/18/06...........      (8,401,254)
  (39,600,000)  Freddie Mac Gold, TBA,
                  5.00%, 04/18/06...........     (38,597,645)
   (1,000,000)  Government National Mortgage
                  Association, TBA,
                  6.00%, 04/20/06...........      (1,011,406)
                                              --------------
                TOTAL SECURITIES SOLD SHORT
                  (Proceeds $203,124,018)...    (202,205,608)
                                              --------------
                Total Investments net of
                  Call Options Written, Put
                  Options Written and
                  Securities Sold
                  Short -- 104.5%
                  (Cost $2,208,363,304).....   2,168,376,768
                Liabilities less other
                  assets -- (4.5)%..........     (93,864,487)
                                              --------------
                NET ASSETS -- 100.0%........  $2,074,512,281
                                              ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $2,208,363,304.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation..............  $  3,460,814
Gross unrealized depreciation..............   (43,447,350)
                                             ------------
Net unrealized depreciation................  $(39,986,536)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 18.9%
              US TREASURY BONDS -- 2.9%
$   250,000   8.00%, 11/15/21................  $    328,477
    550,000   6.13%, 11/15/27................       626,313
    270,000   6.13%, 08/15/29................       309,635
    600,000   6.25%, 05/15/30................       701,391
    196,000   4.50%, 02/15/36................       183,964
                                               ------------
                                                  2,149,780
                                               ------------
              US TREASURY INFLATION INDEX -- 4.7%
    261,623   0.88%, 04/15/10................       247,888
    851,373   1.63%, 01/15/15................       803,717
    733,853   1.88%, 07/15/15................       705,990
  1,051,750   2.38%, 01/15/25................     1,057,296
    479,453   2.00%, 01/15/26................       454,506
    108,536   3.88%, 04/15/29................       139,334
                                               ------------
                                                  3,408,731
                                               ------------
              US TREASURY NOTES -- 10.9%
    130,000   4.00%, 08/31/07................       128,522
  3,380,000   3.38%, 02/15/08................     3,293,124
  3,940,000   3.75%, 05/15/08................     3,856,587
    200,000   4.50%, 11/15/10................       197,375
    340,000   4.50%, 02/28/11................       335,153
    120,000   3.88%, 02/15/13................       113,184
     10,000   4.25%, 11/15/14................         9,561
     60,000   4.50%, 11/15/15................        58,242
                                               ------------
                                                  7,991,748
                                               ------------
              US TREASURY STRIPS -- 0.4%
    280,000   Zero coupon, 11/15/21..........       126,945
    480,000   Zero coupon, 11/15/27..........       162,631
                                               ------------
                                                    289,576
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $14,249,569)...........    13,839,835
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 43.9%
              FANNIE MAE -- 31.3%
    400,000   Floating Rate,
                4.81%, 09/22/06(b)...........       399,983
    588,660   PL# 735809, Variable Rate,
                4.50%, 08/01/35(a)...........       580,404
     47,818   PL# 759626,
                6.00%, 02/01/34..............        48,094
     47,643   PL# 795774,
                6.00%, 10/01/34..............        47,678
    201,330   PL# 796050,
                6.00%, 08/01/34..............       201,478
  1,837,223   PL# 796278,
                6.00%, 12/01/34..............     1,838,571

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    65,265   PL# 801516, Variable Rate,
                4.73%, 08/01/34(a)...........  $     64,485
    681,347   PL# 809169,
                6.00%, 01/01/35..............       681,846
    144,070   PL# 810896, Variable Rate,
                4.87%, 01/01/35(a)...........       142,641
     35,426   PL# 820426,
                6.00%, 03/01/35..............        35,449
    800,000   TBA,
                5.00%, 04/01/21..............       780,000
    500,000   TBA,
                5.50%, 04/01/21..............       497,031
    300,000   TBA,
                4.50%, 04/01/36..............       276,750
    700,000   TBA,
                5.00%, 04/01/36..............       666,532
  4,200,000   TBA,
                5.50%, 04/01/36..............     4,098,843
 10,700,000   TBA,
                5.00%, 05/01/36..............    10,181,712
  2,400,000   TBA,
                6.00%, 05/01/36..............     2,397,000
                                               ------------
                                                 22,938,497
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
     80,000   4.25%, 07/29/08................        78,617
                                               ------------
              FREDDIE MAC -- 1.5%
    430,000   4.38%, 11/16/07................       425,332
    720,000   4.75%, 01/18/11................       708,423
                                               ------------
                                                  1,133,755
                                               ------------
              FREDDIE MAC GOLD -- 0.8%
    300,000   TBA,
                5.00%, 04/01/21..............       292,406
    300,000   TBA,
                5.00%, 04/01/36..............       285,469
                                               ------------
                                                    577,875
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 9.2%
  1,784,849   PL# 612902,
                5.00%, 07/15/33..............     1,731,985
  1,990,421   PL# 644631,
                5.00%, 09/15/35..............     1,929,319
  2,590,000   TBA,
                5.00%, 04/01/36..............     2,509,063
    600,000   TBA,
                5.50%, 04/01/36..............       594,187
                                               ------------
                                                  6,764,554
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              TENNESSEE VALLEY AUTHORITY -- 1.0%
$   470,000   5.88%, 04/01/36................  $    505,154
    200,000   5.38%, 04/01/56................       197,197
                                               ------------
                                                    702,351
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $32,488,152)...........    32,195,649
                                               ------------
              CORPORATE BONDS AND NOTES -- 43.6%
              AEROSPACE AND DEFENSE -- 0.1%
     45,000   DRS Technologies, Inc., 6.63%,
                02/01/16.....................        45,000
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.1%
     60,000   Russell Corp.,
                9.25%, 05/01/10..............        62,550
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     15,000   Hertz Corp. -- 144A, 8.88%,
                01/01/14.....................        15,638
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.9%
     60,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        58,170
    100,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............        99,657
    200,000   Ford Motor Company,
                7.45%, 07/16/31..............       149,500
    440,000   General Motors Corp.,
                8.25%, 07/15/23..............       319,000
     80,000   Visteon Corp.,
                8.25%, 08/01/10..............        66,400
                                               ------------
                                                    692,727
                                               ------------
              BANKS -- 1.2%
     90,000   Bank of America Corp.,
                3.88%, 01/15/08..............        87,953
    140,000   Bank of America Corp.,
                4.50%, 08/01/10..............       135,439
     10,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........         9,627
     20,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)..........        18,940
    100,000   Shinsei Financial, Ltd. (Cayman
                Islands) -- 144A, Variable
                Rate,
                6.42%, perpetual(a)..........        98,607
     90,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual(a)..........        88,517

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$   240,000   Wachovia Corp.,
                5.25%, 08/01/14..............  $    233,287
    230,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       220,927
                                               ------------
                                                    893,297
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.7%
     10,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............         9,823
    230,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       212,869
     50,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        43,817
     30,000   Clear Channel Communications,
                Inc.,
                7.25%, 10/15/27..............        29,370
    170,000   Comcast Corp.,
                6.50%, 01/15/15..............       174,466
     80,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............        76,665
     40,000   Echostar DBS Corp. -- 144A,
                7.13%, 02/01/16..............        39,550
     40,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............        42,900
    100,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       105,727
     40,000   Quebecor Media -- 144A
                (Canada),
                7.75%, 03/15/16..............        41,300
     60,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        61,500
     40,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        41,000
     50,000   Time Warner Entertainment,
                8.38%, 07/15/33..............        57,719
    160,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       167,964
    140,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       154,415
                                               ------------
                                                  1,259,085
                                               ------------
              CHEMICALS -- 0.1%
     44,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        43,725
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     15,000   SunGard Data Systems,
                Inc. -- 144A,
                10.25%, 08/15/15.............        15,863
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
$    30,000   Beazer Homes USA, Inc.,
                8.63%, 05/15/11..............  $     31,500
     40,000   Jacuzzi Brands, Inc.,
                9.63%, 07/01/10..............        43,100
                                               ------------
                                                     74,600
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.6%
    180,000   Altria Group, Inc.,
                7.00%, 11/04/13..............       193,806
    270,000   Eastman Kodak Company, Series
                MTNA,
                6.38%, 06/15/06..............       271,465
                                               ------------
                                                    465,271
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
     40,000   Graham Packaging Company,
                9.88%, 10/15/14..............        40,700
                                               ------------
              ENGINEERING -- 0.0%
     10,000   Compagnie Generale de
                Geophysique -- 144A (France),
                7.50%, 05/15/15..............        10,350
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    120,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       124,794
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.0%
      4,000   NationsRent, Inc.,
                9.50%, 10/15/10..............         4,370
                                               ------------
              FINANCIAL SERVICES -- 5.8%
     90,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............        87,157
    250,000   Citigroup, Inc.,
                5.13%, 02/14/11..............       246,880
    340,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       326,002
    120,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                4.96%, 02/27/08(b)...........       120,047
     50,000   Credit Suisse First Boston USA,
                Inc.,
                4.88%, 08/15/10..............        48,866
    790,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............       721,918
     90,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............        88,571
    140,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09..............       135,090
     70,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............        67,917

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   350,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............  $    327,531
     30,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............        28,033
    600,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                5.50%, 01/16/07(b)...........       590,622
    250,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       247,486
    220,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       211,820
    130,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       124,630
    380,000   Lehman Brothers E-Capital Trust
                I -- 144A, Floating Rate,
                5.55%, 08/19/65(b)...........       381,471
    130,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       127,180
     80,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............        77,175
    200,000   Morgan Stanley,
                3.63%, 04/01/08..............       193,947
     80,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............        77,169
     50,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11..............        48,985
                                               ------------
                                                  4,278,497
                                               ------------
              FOOD AND BEVERAGE -- 0.3%
    140,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       135,194
     60,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............        60,151
                                               ------------
                                                    195,345
                                               ------------
              INSURANCE -- 0.0%
     30,000   ASIF Global Financing
                XIX -- 144A,
                4.90%, 01/17/13..............        28,985
                                               ------------
              LEISURE AND RECREATION -- 0.4%
     45,000   AMC Entertainment,
                Inc. -- 144A,
                11.00%, 02/01/16.............        46,688
     15,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        15,038
     40,000   Boyd Gaming Corp.,
                7.13%, 02/01/16..............        40,750
     60,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        65,099
     60,000   Mandalay Resort Group,
                9.50%, 08/01/08..............        64,125

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    30,000   River Rock Entertainment
                Authority,
                9.75%, 11/01/11..............  $     32,550
     65,000   Station Casinos, Inc. -- 144A,
                6.63%, 03/15/18..............        63,863
                                               ------------
                                                    328,113
                                               ------------
              MANUFACTURING -- 0.5%
    120,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       123,332
    240,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       241,456
                                               ------------
                                                    364,788
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.5%
     75,000   DaVita, Inc.,
                7.25%, 03/15/15..............        75,750
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       160,216
     20,000   HCA, Inc.,
                5.75%, 03/15/14..............        18,812
    125,000   Tenet Healthcare Corp.,
                9.88%, 07/01/14..............       127,188
                                               ------------
                                                    381,966
                                               ------------
              OIL AND GAS: PIPELINES -- 0.7%
     50,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............        50,500
    100,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       101,250
    110,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       124,929
     80,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............        94,000
    170,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       177,225
                                               ------------
                                                    547,904
                                               ------------
              OIL, COAL AND GAS -- 2.3%
    110,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       122,848
     15,000   AmeriGas Partners, LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............        15,000
    100,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       116,637
    150,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       138,279
    150,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       146,601

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$   230,000   Conoco, Inc.,
                6.95%, 04/15/29..............  $    260,986
     50,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        61,419
    310,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       355,647
    120,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       128,400
     40,000   Pemex Project Funding Master
                Trust -- 144A,
                6.63%, 06/15/35..............        38,690
     70,000   Pogo Producing Company,
                6.88%, 10/01/17..............        69,475
     55,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        53,075
     20,000   Vintage Petroleum,
                8.25%, 05/01/12..............        21,275
     50,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        55,750
    120,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       124,305
                                               ------------
                                                  1,708,387
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
    210,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       218,880
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
     40,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............        40,100
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 1.6%
    564,609   Washington Mutual Bank, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.11%, 10/25/45(c)...........       567,624
    582,214   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.10%, 11/25/45(c)...........       583,881
                                               ------------
                                                  1,151,505
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 1.4%
    534,407   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                5.12%, 11/25/35(c)...........       534,322
    325,701   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                5.12%, 12/25/35(c)...........       327,052
    140,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       134,259
                                               ------------
                                                    995,633
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 21.1%
$   529,113   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.06%, 09/25/35(c)...........  $    529,641
    337,783   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.24%, 02/25/35(c)...........       338,922
    356,707   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.20%, 04/25/35(c)...........       357,634
    565,798   American Home Mortgage
                Investment Trust, Series
                2005-4, Class 1A1, Floating
                Rate,
                5.11%, 11/25/45(c)...........       567,080
    400,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-3, Class A4,
                4.67%, 07/10/43..............       374,751
    396,682   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.46%, 02/25/35(c)...........       386,027
    107,455   Chevy Chase Mortgage Funding
                Corp. -- 144A, Series
                2003-2AT, Class A1, Floating
                Rate,
                5.20%, 05/25/34(c)...........       107,680
    571,365   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                4.99%, 08/25/35(c)...........       562,675
    392,895   Countrywide Alternative Loan
                Trust, Series 2005-44, Class
                1A1, Floating Rate,
                5.15%, 10/25/35(c)...........       394,577
    592,301   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                5.11%, 11/20/35(c)...........       595,708
    572,253   Countrywide Alternative Loan
                Trust, Series 2005-J12, Class
                2A1, Floating Rate,
                5.09%, 08/25/35(c)...........       573,932
    444,846   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.00%, 02/25/36(c)...........       445,236
    130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       127,208
    473,202   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.98%, 12/15/35(c)...........       474,016

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   486,483   Countrywide Home Loans, Series
                2004-23, Class A, Floating
                Rate,
                6.65%, 11/25/34(c)...........  $    498,238
    530,584   Countrywide Home Loans, Series
                2005-R3, Class AF, Floating
                Rate,
                5.22%, 09/25/35(c)...........       530,998
    458,637   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.22%, 12/25/32(c)...........       459,950
    210,000   GE Capital Commercial Mortgage
                Corp., Series 2005-C4, Class
                A4,
                5.33%, 11/10/45..............       207,278
    576,089   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate,
                3.61%, 12/19/33(c)...........       571,204
    413,175   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.68%, 03/18/35(c)...........       402,928
    200,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                AABA, 4.68%, 07/10/39........       191,391
    255,729   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                5.17%, 10/25/33(c)...........       255,888
    343,164   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.08%, 04/25/34(c)...........       343,583
    448,226   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.22%, 10/25/34(c)...........       452,580
    146,318   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............       140,924
    677,728   IXIS Real Estate Capital Trust,
                Series 2006-HE1, Class A1,
                Floating Rate,
                4.90%, 03/25/36(c)...........       677,741
    420,136   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1, Floating
                Rate,
                4.30%, 07/25/34(c)...........       409,687
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5,
                4.74%, 07/15/30..............        94,271
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB, 4.66%, 07/15/30.........        95,428
    200,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C5, Class
                A4,
                4.95%, 09/15/40..............       191,624

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............  $    480,305
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............       382,304
    451,697   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.14%, 10/25/28(c)...........       451,912
     21,327   Quest Trust, Series 2003-X3,
                Class A1, Floating Rate,
                5.30%, 02/25/34(c)...........        21,342
    425,802   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............       418,972
    404,408   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.13%, 01/19/34(c)...........       405,274
    991,746   Thornburg Mortgage Securities
                Trust, Series 2006-1, Class
                A3, Floating Rate,
                4.99%, 01/25/36(c)...........       990,391
    386,669   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                4.93%, 10/25/35(c)...........       386,970
    490,390   Washington Mutual, Series
                2005-AR8, Class 2A1A,
                Floating Rate,
                5.11%, 07/25/45(c)...........       491,268
                                               ------------
                                                 15,387,538
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
     35,000   Forest City Enterprises, Inc.,
                7.63%, 06/01/15..............        37,100
     30,000   Forest City Enterprises, Inc.,
                6.50%, 02/01/17..............        29,775
                                               ------------
                                                     66,875
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     40,000   Host Marriott LP -- 144A,
                6.75%, 06/01/16..............        40,150
     30,000   Ventas Realty LP/Ventas Capital
                Corp. -- 144A,
                6.50%, 06/01/16..............        30,000
     10,000   Ventas Realty LP/Ventas Capital
                Corp.,
                9.00%, 05/01/12..............        11,275
                                               ------------
                                                     81,425
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY -- 0.3%
$    10,000   Hexion US Finance Corp./Hexion
                Nova Scotia Finance, ULC,
                9.00%, 07/15/14..............  $     10,350
    100,000   International Lease Finance
                Corp. E-Capital Trust
                I -- 144A, Variable Rate,
                5.90%, 12/21/65(a)...........        97,150
    100,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands),
                Variable Rate,
                6.35%, perpetual(a)..........        98,763
                                               ------------
                                                    206,263
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.3%
     90,000   AT&T, Inc.,
                5.10%, 09/15/14..............        85,566
     10,000   Bellsouth Corp.,
                4.75%, 11/15/12..............         9,484
     40,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        39,800
     50,000   Deutsche Telekom International
                Finance BV (the Netherlands),
                5.25%, 07/22/13..............        48,071
    115,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       126,937
    190,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.25%, 02/15/09(b)...........       195,225
    320,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       321,579
     90,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............        83,892
     40,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............        43,379
                                               ------------
                                                    953,933
                                               ------------
              TRANSPORTATION -- 0.5%
     40,000   Gulfmark Offshore, Inc.,
                7.75%, 07/15/14..............        41,000
     70,000   Horizon Lines LLC,
                9.00%, 11/01/12..............        74,375
     90,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        92,475
    130,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............       143,650
     50,000   Union Pacific Corp.,
                5.38%, 05/01/14..............        49,202
                                               ------------
                                                    400,702
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES -- 1.2%
$    85,000   AES Corp.,
                7.75%, 03/01/14..............  $     89,675
     30,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        28,849
    100,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............        99,216
     50,000   Duke Energy Corp.,
                6.25%, 01/15/12..............        51,588
     90,000   Duke Energy Corp.,
                5.63%, 11/30/12..............        90,230
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............        72,516
    150,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       167,121
     30,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        30,563
     30,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............        30,713
    110,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       113,702
     70,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............        68,728
                                               ------------
                                                    842,901
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $32,297,704)...........    31,927,710
                                               ------------
  SHARES
  ------
              CONVERTIBLE PREFERRED STOCKS -- 0.3%
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT
      9,300   General Motors Corp., Series A,
                4.50% (Cost $217,415)........       215,063
                                               ------------
 PRINCIPAL
 ---------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.8%
$    60,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............        69,510
     15,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............        19,485
     41,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............        62,525
    191,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       245,292
     13,000   Federal Republic of Brazil
                (Brazil), Series B,
                8.88%, 04/15/24..............        15,061
    118,421   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(p)...........       152,942

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   320,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(o)...........  $    234,423
    110,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............       157,300
    120,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       123,000
     48,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............        53,760
     71,100   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........        67,901
    690,000   Russian Federation
                (Russia) -- 144A,
                5.00%, 03/31/30..............       758,703
     44,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............        42,724
    110,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       133,210
    553,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............       617,977
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $2,686,611)............     2,753,813
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.4%
              FEDERAL HOME LOAN BANK
    310,000   Series 633,
                4.80%, 02/15/07 (Cost
                $310,000)....................       310,000
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS PURCHASED -- 0.0%
         46   IMM Euro, September Future,
                Expiring September 2006
                @ 94.75 (Cost $26,968).......        14,950
                                               ------------
              TOTAL SECURITIES
                (Cost $82,276,419)...........    81,257,020
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS -- 19.6%
$14,350,656   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $14,355,775
                (Collateralized by Small
                Business Administration,
                7.63%, due 08/25/28, with a
                value of $15,068,189)
                (Cost $14,350,656)...........    14,350,656
                                               ------------
              TOTAL INVESTMENTS BEFORE CALL
                OPTIONS WRITTEN AND PUT
                OPTIONS WRITTEN -- 130.5%
                (Cost $96,627,075)...........    95,607,676
                                               ------------

                    See notes to portfolios of investments.

                          TOTAL RETURN BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 CONTRACTS                                        VALUE
 ---------                                     ------------
              CALL OPTIONS WRITTEN -- (0.0)%
        (50)  US Treasury Note (10 Year) June
                Future, Expiring May 2006 @
                109
                (Premium $10,719)............  $     (3,125)
                                               ------------
              PUT OPTIONS WRITTEN -- (0.0)%
        (47)  US Treasury Note (10 Year) June
                Future, Expiring May 2006 @
                105
                (Premium $11,937)............       (12,484)
                                               ------------
              Total Investments net of Call
                Options Written and Put
                Options Written -- 130.5%
                (Cost $96,604,419)...........    95,592,067
              Liabilities less other
                assets -- (30.5)%............   (22,363,598)
                                               ------------
              NET ASSETS -- 100.0%...........  $ 73,228,469
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $96,604,419.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $   180,411
    Gross unrealized depreciation...........   (1,192,763)
                                              -----------
    Net unrealized depreciation.............  $(1,012,352)
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 59.2%
              AEROSPACE AND DEFENSE -- 1.8%
     24,950   Lockheed Martin Corp. .........  $  1,874,494
     27,971   Northrop Grumman Corp. ........     1,910,139
     38,850   Raytheon Company...............     1,780,884
     22,700   The Boeing Company.............     1,769,011
                                               ------------
                                                  7,334,528
                                               ------------
              AGRICULTURE -- 0.5%
     22,050   Monsanto Company...............     1,868,738
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.7%
     40,000   Coach, Inc.*...................     1,383,200
     25,200   Nordstrom, Inc. ...............       987,336
      8,900   The Men's Wearhouse, Inc. .....       319,866
                                               ------------
                                                  2,690,402
                                               ------------
              AUTOMOBILE: RETAIL -- 0.3%
     55,900   AutoNation, Inc.*(h)...........     1,204,645
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.4%
     22,900   Autoliv, Inc. .................     1,295,682
     47,550   Ford Motor Company(h)..........       378,498
                                               ------------
                                                  1,674,180
                                               ------------
              BANKS -- 4.0%
    121,512   Bank of America Corp. .........     5,533,655
      6,900   Golden West Financial Corp. ...       468,510
     57,450   North Fork Bancorp, Inc. ......     1,656,284
     20,300   UnionBanCal Corp. .............     1,424,248
     78,682   US Bancorp.....................     2,399,801
     48,453   Wachovia Corp. ................     2,715,790
     30,050   Wells Fargo & Company..........     1,919,294
                                               ------------
                                                 16,117,582
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.7%
     41,850   CBS Corp. -- Class B...........     1,003,563
     31,300   Clear Channel Communications,
                Inc. ........................       908,013
     32,900   Comcast Corp. -- Class A*(h)...       860,664
      5,660   Discovery Holding Company --
                Class A*(h)..................        84,900
     56,600   Liberty Media Corp. -- Class
                A*...........................       464,686
     19,700   The McGraw-Hill Companies,
                Inc. ........................     1,135,114
     41,000   The Walt Disney Company........     1,143,490
    175,390   Time Warner, Inc. .............     2,944,798
     20,500   Univision Communications,
                Inc. -- Class A*.............       706,635
     41,850   Viacom, Inc. -- Class B*.......     1,623,780
                                               ------------
                                                 10,875,643
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 1.1%
      5,800   Fair Isaac Corp. ..............  $    229,796
     43,900   First Data Corp. ..............     2,055,398
      5,800   Fluor Corp. ...................       497,640
     23,700   Moody's Corp. .................     1,693,602
                                               ------------
                                                  4,476,436
                                               ------------
              CHEMICALS -- 0.1%
      8,200   Ashland, Inc. .................       582,856
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 3.6%
      8,300   Apple Computer, Inc.*..........       520,576
     19,400   Autodesk, Inc.*................       747,288
     32,400   Cadence Design Systems,
                Inc.*(h).....................       599,076
     28,700   Computer Sciences Corp.*.......     1,594,285
      7,400   Dell, Inc.*....................       220,224
     15,800   Electronic Data Systems
                Corp. .......................       423,914
     99,687   Hewlett-Packard Company........     3,279,702
     15,350   International Business Machines
                Corp. .......................     1,265,915
    150,250   Microsoft Corp. ...............     4,088,302
      9,300   Red Hat, Inc.*.................       260,214
      4,900   SanDisk Corp.*(h)..............       281,848
     58,900   Western Digital Corp.*.........     1,144,427
                                               ------------
                                                 14,425,771
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.9%
     37,950   Altria Group, Inc. ............     2,689,137
     15,200   American Greetings Corp. --
                Class A......................       328,624
     34,650   Colgate-Palmolive Company......     1,978,515
     14,000   Energizer Holdings, Inc.*......       742,000
     81,298   Procter & Gamble Company.......     4,684,391
      4,000   United Parcel Service, Inc. --
                Class B......................       317,520
      5,785   UST, Inc.(h)...................       240,656
      5,700   Whirlpool Corp. ...............       521,379
                                               ------------
                                                 11,502,222
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.2%
    253,900   General Electric Company.......     8,830,642
                                               ------------
              ELECTRONICS -- 0.7%
     21,100   Avnet, Inc.*...................       535,518
     24,300   Emerson Electric Company.......     2,032,209
      4,450   Rockwell Collins, Inc. ........       250,758
                                               ------------
                                                  2,818,485
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 5.3%
        920   Ameriprise Financial, Inc. ....  $     41,455
     89,299   Citigroup, Inc. ...............     4,217,592
     19,000   Countrywide Financial Corp. ...       697,300
     27,600   E*TRADE Financial Corp.*.......       744,648
    104,400   JPMorgan Chase & Company.......     4,347,215
     36,600   Merrill Lynch & Company,
                Inc. ........................     2,882,616
     40,300   Morgan Stanley.................     2,531,646
     27,500   Prudential Financial, Inc. ....     2,084,775
     26,000   SLM Corp. .....................     1,350,440
     32,200   TD Ameritrade Holding Corp. ...       672,014
     25,750   Washington Mutual, Inc. .......     1,097,465
                                               ------------
                                                 20,667,166
                                               ------------
              FOOD AND BEVERAGE -- 1.4%
     54,950   Archer-Daniels-Midland
                Company......................     1,849,067
     10,000   PepsiAmericas, Inc.(h).........       244,500
     10,200   PepsiCo, Inc. .................       589,458
     39,550   The Coca-Cola Company..........     1,655,959
     81,300   Tyson Foods, Inc. -- Class
                A(h).........................     1,117,062
                                               ------------
                                                  5,456,046
                                               ------------
              INSURANCE -- 3.5%
     32,000   Aetna, Inc. ...................     1,572,480
     31,903   American International Group,
                Inc. ........................     2,108,470
     46,000   Genworth Financial, Inc. --
                Class A......................     1,537,780
     17,300   Loews Corp. ...................     1,750,760
     25,302   MBIA, Inc. ....................     1,521,409
     43,200   MetLife, Inc. .................     2,089,584
     11,000   Principal Financial Group,
                Inc. ........................       536,800
     35,100   The St. Paul Travelers
                Companies, Inc. .............     1,466,829
     20,800   WR Berkley Corp. ..............     1,207,648
                                               ------------
                                                 13,791,760
                                               ------------
              INTERNET SERVICES -- 1.6%
      6,000   Amazon.com, Inc.*(h)...........       219,060
    189,850   Cisco Systems, Inc.*...........     4,114,050
      4,150   Google, Inc. -- Class A*.......     1,618,500
     23,217   Symantec Corp.*................       390,742
                                               ------------
                                                  6,342,352
                                               ------------
              LEISURE AND RECREATION -- 0.4%
     22,700   Carnival Corp. (Panama)........     1,075,299
     13,700   Choice Hotels International,
                Inc.(h)......................       627,186
      1,487   Live Nation, Inc.*.............        29,502
                                               ------------
                                                  1,731,987
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY -- 0.2%
      9,500   Caterpillar, Inc. .............  $    682,195
                                               ------------
              MANUFACTURING -- 0.3%
     10,200   Illinois Tool Works, Inc. .....       982,362
      5,700   ITT Industries, Inc. ..........       320,454
                                               ------------
                                                  1,302,816
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 2.8%
      6,350   Guidant Corp. .................       495,681
     79,550   Johnson & Johnson..............     4,710,951
     32,600   McKesson Corp. ................     1,699,438
     49,250   Medtronic, Inc. ...............     2,499,438
     36,100   St Jude Medical, Inc.*.........     1,480,100
      4,000   UnitedHealth Group, Inc. ......       223,440
                                               ------------
                                                 11,109,048
                                               ------------
              METALS AND MINING -- 1.1%
     14,300   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B..............       854,711
      4,800   Newmont Mining Corp. ..........       249,072
     18,200   Nucor Corp. ...................     1,907,178
     14,400   Southern Copper Corp.(h).......     1,216,512
                                               ------------
                                                  4,227,473
                                               ------------
              OIL AND GAS: PIPELINES -- 0.4%
     23,000   Equitable Resources, Inc. .....       839,730
      8,100   Questar Corp. .................       567,405
                                               ------------
                                                  1,407,135
                                               ------------
              OIL, COAL AND GAS -- 5.9%
     19,100   Anadarko Petroleum Corp.(h)....     1,929,291
     27,014   Apache Corp. ..................     1,769,687
     23,200   Burlington Resources, Inc. ....     2,132,312
     20,400   ChevronTexaco Corp. ...........     1,182,588
     27,926   ConocoPhillips.................     1,763,527
     32,650   Devon Energy Corp. ............     1,997,201
     25,500   EOG Resources, Inc. ...........     1,836,000
    102,750   Exxon Mobil Corp. .............     6,253,364
     20,900   Helmerich & Payne, Inc. .......     1,459,238
      9,500   Schlumberger, Ltd. (Netherlands
                Antilles)....................     1,202,415
     18,400   Sunoco, Inc. ..................     1,427,288
                                               ------------
                                                 22,952,911
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.9%
     36,300   Abbott Laboratories............     1,541,661
      9,600   Allergan, Inc. ................     1,041,600
     34,500   AmerisourceBergen Corp. .......     1,665,315
     43,834   Amgen, Inc.*...................     3,188,924

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
     11,800   Express Scripts, Inc.*.........  $  1,037,220
      6,200   Genentech, Inc.*...............       523,962
     23,150   Genzyme Corp.*.................     1,556,143
     73,800   Merck & Company, Inc. .........     2,599,974
    202,060   Pfizer, Inc. ..................     5,035,334
     15,600   Wyeth..........................       756,912
                                               ------------
                                                 18,947,045
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     31,300   ProLogis.......................     1,674,550
                                               ------------
              RETAIL -- 1.5%
     59,600   Circuit City Stores, Inc. .....     1,459,008
      8,100   CVS Corp. .....................       241,947
     44,300   Dillard's, Inc. -- Class A.....     1,153,572
      8,400   Office Depot, Inc.*(h).........       312,816
      9,272   The Home Depot, Inc. ..........       392,206
     36,200   Walgreen Company...............     1,561,305
     21,670   Wal-Mart Stores, Inc. .........     1,023,691
                                               ------------
                                                  6,144,545
                                               ------------
              RETAIL: RESTAURANTS -- 0.7%
     36,450   Darden Restaurants, Inc. ......     1,495,544
     28,800   YUM! Brands, Inc. .............     1,407,168
                                               ------------
                                                  2,902,712
                                               ------------
              RETAIL: SUPERMARKETS -- 0.2%
     14,500   Safeway, Inc. .................       364,240
     17,300   SUPERVALU, Inc. ...............       533,186
                                               ------------
                                                    897,426
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.4%
     46,200   Agilent Technologies, Inc.*....     1,734,810
                                               ------------
              SEMICONDUCTORS -- 1.9%
     11,300   Advanced Micro Devices,
                Inc.*........................       374,708
     54,039   Freescale Semiconductor,
                Inc. -- Class B*.............     1,500,663
     87,750   Intel Corp. ...................     1,697,963
    104,600   Micron Technology, Inc.*.......     1,539,712
     77,550   Texas Instruments, Inc. .......     2,518,048
                                               ------------
                                                  7,631,094
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.6%
    114,700   AT&T, Inc. ....................     3,101,488
      8,900   BellSouth Corp. ...............       308,385
     40,350   CenturyTel, Inc.(h)............     1,578,492
     34,800   Corning, Inc.*.................       936,468
     33,350   Motorola, Inc. ................       764,049

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
      7,000   QUALCOMM, Inc.(h)..............  $    354,270
     60,250   Sprint Nextel Corp. ...........     1,556,860
     16,400   Tellabs, Inc.*.................       260,760
     47,700   Verizon Communications,
                Inc. ........................     1,624,662
                                               ------------
                                                 10,485,434
                                               ------------
              TRANSPORTATION -- 1.2%
     24,800   Burlington Northern Santa Fe
                Corp. .......................     2,066,584
     29,600   CSX Corp. .....................     1,770,080
      9,950   Norfolk Southern Corp. ........       537,997
     12,800   Swift Transportation Company,
                Inc.*........................       278,144
                                               ------------
                                                  4,652,805
                                               ------------
              UTILITIES -- 1.5%
      6,600   American Electric Power
                Company, Inc. ...............       224,532
     16,800   Consolidated Edison, Inc. .....       730,800
      9,200   Duke Energy Corp.(h)...........       268,180
     38,800   Edison International...........     1,597,784
      4,250   Entergy Corp. .................       292,995
     42,350   PG&E Corp. ....................     1,647,415
     30,800   TXU Corp. .....................     1,378,608
                                               ------------
                                                  6,140,314
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $208,702,968)................   235,283,754
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT
     20,200   General Motors Corp., Series A,
                4.50%(h)
                (Cost $472,230)..............       467,125
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 8.6%
              US TREASURY BONDS -- 1.0%
$   740,000   8.00%, 11/15/21................       972,291
    360,000   6.13%, 08/15/29(h).............       412,847
  1,700,000   6.25%, 05/15/30(h).............     1,987,275
     20,000   5.38%, 02/15/31................        21,059
    505,000   4.50%, 02/15/36................       473,990
                                               ------------
                                                  3,867,462
                                               ------------
              US TREASURY INFLATION INDEX -- 1.9%
  1,733,894   1.63%, 01/15/15................     1,636,838
  2,782,525   1.88%, 07/15/15................     2,676,878
  1,651,248   2.38%, 01/15/25................     1,659,956

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES (CONTINUED)
              US TREASURY INFLATION INDEX (CONTINUED)
$ 1,028,826   2.00%, 01/15/26................  $    975,295
    470,324   3.88%, 04/15/29................       603,779
                                               ------------
                                                  7,552,746
                                               ------------
              US TREASURY NOTES -- 5.5%
  1,185,000   3.38%, 02/28/07................     1,169,633
  2,585,000   3.75%, 03/31/07................     2,557,739
     40,000   4.00%, 08/31/07(h).............        39,545
    730,000   3.00%, 02/15/08(h).............       706,361
    865,000   3.38%, 02/15/08(h).............       842,767
  1,060,000   3.75%, 05/15/08................     1,037,559
  1,430,000   3.88%, 05/15/10................     1,379,727
  6,000,000   4.50%, 11/15/10(h).............     5,921,256
  6,920,000   4.25%, 01/15/11(h).............     6,750,514
    780,000   4.50%, 02/28/11................       768,880
     50,000   4.25%, 11/15/14................        47,805
    850,000   4.13%, 05/15/15(h).............       803,483
    140,000   4.50%, 11/15/15................       135,899
                                               ------------
                                                 22,161,168
                                               ------------
              US TREASURY STRIPS -- 0.2%
    800,000   Zero coupon, 11/15/21..........       362,701
  1,110,000   Zero coupon, 11/15/27..........       376,083
                                               ------------
                                                    738,784
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $35,230,067)...........    34,320,160
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 17.8%
              FANNIE MAE -- 12.9%
    174,473   PL# 535675,
                7.00%, 01/01/16..............       179,482
        967   PL# 549906,
                7.50%, 09/01/30..............         1,011
      2,803   PL# 552549,
                7.50%, 09/01/30..............         2,931
        599   PL# 558384,
                7.50%, 01/01/31..............           626
      2,530   PL# 568677,
                7.50%, 01/01/31..............         2,646
      2,075   PL# 572762,
                7.50%, 03/01/31..............         2,168
     16,112   PL# 582178,
                7.50%, 06/01/31..............        16,839
     13,390   PL# 594316,
                6.50%, 07/01/31..............        13,704
      2,603   PL# 602859,
                6.50%, 10/01/31..............         2,664
     15,631   PL# 614924,
                7.00%, 12/01/16..............        16,074

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$ 1,429,604   PL# 735809, Variable Rate,
                4.50%, 08/01/35(a)...........  $  1,409,553
     97,555   PL# 745000,
                6.00%, 10/01/35..............        97,620
     64,451   PL# 779545,
                6.00%, 06/01/34..............        64,498
     51,621   PL# 785183,
                6.00%, 07/01/34..............        51,659
    479,206   PL# 787311,
                6.00%, 06/01/34..............       479,557
  3,156,619   PL# 790915,
                6.00%, 09/01/34..............     3,158,934
  1,794,678   PL# 792113,
                6.00%, 09/01/34..............     1,795,994
     68,301   PL# 793193,
                5.50%, 07/01/19..............        67,931
    432,997   PL# 793693,
                6.00%, 08/01/34..............       433,314
    130,530   PL# 801516, Variable Rate,
                4.73%, 08/01/34(a)...........       128,970
    576,279   PL# 810896, Variable Rate,
                4.87%, 01/01/35(a)...........       570,562
  1,338,172   PL# 835136,
                6.00%, 09/01/35..............     1,339,065
  1,497,215   PL# 844183,
                6.00%, 11/01/35..............     1,498,214
  1,100,000   TBA,
                5.00%, 04/01/21..............     1,072,500
  1,300,000   TBA,
                5.50%, 04/01/21..............     1,292,281
    700,000   TBA,
                4.50%, 04/01/36..............       645,750
 23,500,000   TBA,
                5.00%, 04/01/36..............    22,361,707
  2,700,000   TBA,
                5.50%, 04/01/36..............     2,635,875
  5,900,000   TBA,
                5.50%, 05/01/36..............     5,754,341
  6,600,000   TBA,
                6.00%, 05/01/36..............     6,591,750
                                               ------------
                                                 51,688,220
                                               ------------
              FEDERAL AGRICULTURAL MORTGAGE CORP. -- 0.1%
    220,000   4.25%, 07/29/08................       216,198
                                               ------------
              FREDDIE MAC -- 0.8%
  1,060,000   4.38%, 11/16/07................     1,048,494
  1,460,000   4.75%, 01/18/11................     1,436,523
    570,000   5.63%, 11/23/35................       549,144
                                               ------------
                                                  3,034,161
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FREDDIE MAC GOLD -- 0.5%
$   900,000   TBA,
                5.00%, 04/01/21..............  $    877,219
  1,000,000   TBA,
                5.00%, 04/01/36..............       951,562
                                               ------------
                                                  1,828,781
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.2%
      4,960   PL# 461836,
                7.00%, 01/15/28..............         5,174
      1,534   PL# 596647,
                7.00%, 09/15/32..............         1,600
    253,736   PL# 604404,
                5.00%, 06/15/33..............       246,220
    777,136   PL# 604845,
                5.00%, 12/15/33..............       754,118
    948,156   PL# 608280,
                5.00%, 09/15/33..............       920,073
    935,442   PL# 615892,
                5.00%, 08/15/33..............       907,736
    983,209   PL# 616832,
                5.00%, 01/15/35..............       953,027
    929,157   PL# 620521,
                5.00%, 08/15/33..............       901,637
    895,724   PL# 637934,
                5.00%, 01/15/35..............       868,227
    995,017   PL# 639093,
                5.00%, 01/15/35..............       964,472
    490,143   PL# 639865,
                5.00%, 06/15/35..............       475,096
    122,803   PL# 781881,
                5.00%, 03/15/35..............       119,095
  1,390,000   TBA,
                5.00%, 04/01/36..............     1,346,563
    900,000   TBA,
                5.50%, 04/01/36..............       891,281
                                               ------------
                                                  9,354,319
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.7%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       616,689
    260,627   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       261,198
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       737,998

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   526,999   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............  $    515,458
    658,679   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       652,724
                                               ------------
                                                  2,784,067
                                               ------------
              RESOLUTION FUNDING STRIPS -- 0.1%
    250,000   Zero coupon, 07/15/18..........       132,753
    250,000   Zero coupon, 10/15/18..........       131,055
                                               ------------
                                                    263,808
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.5%
  1,380,000   5.88%, 04/01/36................     1,483,218
    400,000   5.38%, 04/01/56................       394,394
                                               ------------
                                                  1,877,612
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $71,798,172).................    71,047,166
                                               ------------
              CORPORATE BONDS AND NOTES -- 18.0%
              ADVERTISING -- 0.0%
     40,000   Lamar Media Corp.,
                7.25%, 01/01/13..............        41,200
                                               ------------
              AEROSPACE AND DEFENSE -- 0.1%
     25,000   DRS Technologies, Inc.,
                6.63%, 02/01/16..............        25,000
    720,000   RC Trust I,
                7.00%, 05/15/06..............       362,475
                                               ------------
                                                    387,475
                                               ------------
              AUTOMOBILE: RENTAL -- 0.0%
     35,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............        36,488
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.4%
     45,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............        43,627
    300,000   Daimler Chrysler NA Holding,
                5.88%, 03/15/11..............       298,971
    580,000   Ford Motor Company,
                7.45%, 07/16/31(h)...........       433,550
    970,000   General Motors Corp.,
                8.25%, 07/15/23(h)...........       703,250
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        41,500
                                               ------------
                                                  1,520,898
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS -- 0.7%
$   420,000   Bank of America Corp.,
                4.50%, 08/01/10..............  $    406,318
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                3.84%, 03/15/07(a)...........       323,095
    270,000   First Union National Bank,
                Series BKNT,
                5.80%, 12/01/08..............       273,888
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual (a).........        19,254
     40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual (a).........        37,880
    300,000   Shinsei Financial, Ltd. (Cayman
                Islands) -- 144A, Variable
                Rate,
                6.42%, perpetual (a).........       295,820
    215,000   SunTrust Banks, Inc., Series
                CD,
                4.42%, 06/15/09..............       209,573
    220,000   Wachovia Capital Trust III,
                Variable Rate,
                5.80%, perpetual (a).........       216,374
    540,000   Wachovia Corp.,
                5.25%, 08/01/14..............       524,897
    515,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       494,682
                                               ------------
                                                  2,801,781
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.7%
     20,000   Clear Channel Communications,
                Inc.,
                4.63%, 01/15/08..............        19,646
    100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............        95,285
    470,000   Clear Channel Communications,
                Inc.,
                5.50%, 09/15/14..............       434,993
     60,000   Clear Channel Communications,
                Inc.,
                4.90%, 05/15/15..............        52,581
     70,000   Clear Channel Communications,
                Inc.,
                7.25%, 10/15/27..............        68,530
    380,000   Comcast Corp.,
                6.50%, 01/15/15..............       389,985
    180,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       172,496
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        40,250
     15,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        14,906
     10,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............        10,100

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$    70,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company, Inc.,
                6.38%, 06/15/15..............  $     69,475
     90,000   Echostar DBS Corp. -- 144A,
                7.13%, 02/01/16..............        88,988
     75,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............        80,438
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       296,035
     10,000   Liberty Media Corp.,
                5.70%, 05/15/13(h)...........         9,349
     35,000   News America, Inc.,
                6.20%, 12/15/34..............        32,884
     30,000   Quebecor Media, Inc. -- 144A
                (Canada),
                7.75%, 03/15/16..............        30,975
     10,000   Rogers Cable, Inc. (Canada),
                5.50%, 03/15/14..............         9,525
     35,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        35,875
     10,000   Sinclair Broadcast Group,
                8.00%, 03/15/12..............        10,250
    110,000   Time Warner Entertainment,
                8.38%, 07/15/33..............       126,981
    350,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       367,421
    315,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       347,434
                                               ------------
                                                  2,804,402
                                               ------------
              CHEMICALS -- 0.0%
     40,000   IMC Global, Inc., Series B,
                10.88%, 06/01/08.............        43,900
      6,000   Rhodia SA (France),
                10.25%, 06/01/10.............         6,758
     27,000   Westlake Chemical Corp.,
                6.63%, 01/15/16..............        26,831
                                               ------------
                                                     77,489
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 0.0%
     40,000   SunGard Data Systems, Inc. --
                144A,
                9.13%, 08/15/13..............        42,500
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        59,878
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 0.3%
$   400,000   Altria Group, Inc.,
                7.00%, 11/04/13..............  $    430,680
     10,000   Eastman Kodak Company,
                7.25%, 11/15/13..............         9,764
    620,000   Eastman Kodak Company, Series
                MTNA,
                6.38%, 06/15/06..............       623,365
                                               ------------
                                                  1,063,809
                                               ------------
              ENGINEERING -- 0.0%
     25,000   Compagnie Generale de
                Geophysique SA -- 144A
                (France),
                7.50%, 05/15/15..............        25,875
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
    160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............       164,202
    270,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       280,786
                                               ------------
                                                    444,988
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.0%
      8,000   NationsRent, Inc.,
                9.50%, 10/15/10..............         8,740
                                               ------------
              FINANCIAL SERVICES -- 2.8%
    200,000   Aiful Corp. -- 144A (Japan),
                5.00%, 08/10/10..............       193,683
    560,000   Citigroup, Inc.,
                5.13%, 02/14/11..............       553,011
    760,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       728,709
    280,000   Countrywide Home Loans, Series
                MTNB, Floating Rate,
                4.96%, 02/27/08(b)...........       280,110
    110,000   Credit Suisse First Boston USA,
                Inc.,
                4.88%, 08/15/10..............       107,504
     10,000   E*TRADE Financial Corp.,
                7.38%, 09/15/13..............        10,250
    160,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............       151,513
  2,345,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............     2,142,914
    210,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       206,665
    300,000   General Electric Capital Corp.,
                Series MTNA,
                4.13%, 09/01/09..............       289,479
    200,000   General Motors Acceptance
                Corp.,
                4.50%, 07/15/06..............       198,297
    700,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............       679,169

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 1,010,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............  $    945,161
    110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............       102,787
    160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                6.09%, 09/23/08(b)...........       151,121
    560,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       554,369
    490,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............       471,781
    290,000   JPMorgan Chase & Company,
                5.15%, 10/01/15..............       278,021
    810,000   Lehman Brothers E-Capital Trust
                I -- 144A, Floating Rate,
                5.55%, 08/19/65(b)...........       813,135
    290,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       283,708
    180,000   Lehman Brothers Holdings, Inc.,
                4.50%, 07/26/10..............       173,644
    450,000   Morgan Stanley,
                3.63%, 04/01/08..............       436,381
    170,000   The Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       163,984
    120,000   The Goldman Sachs Group, Inc.,
                5.00%, 01/15/11..............       117,564
    900,000   The Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                4.67%, 08/01/06(c)...........       900,410
                                               ------------
                                                 10,933,370
                                               ------------
              FOOD AND BEVERAGE -- 0.1%
    320,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       309,015
    130,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       130,327
                                               ------------
                                                    439,342
                                               ------------
              FUNERAL SERVICES -- 0.0%
     10,000   Service Corp. International --
                144A,
                7.50%, 06/15/17..............        10,225
                                               ------------
              INSURANCE -- 0.0%
     80,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............        77,293
                                               ------------
              LEISURE AND RECREATION -- 0.1%
     20,000   AMC Entertainment,
                Inc. -- 144A,
                11.00%, 02/01/16(h)..........        20,750
     25,000   Boyd Gaming Corp.,
                6.75%, 04/15/14..............        25,063
     80,000   Boyd Gaming Corp.,
                7.13%, 02/01/16(h)...........        81,499

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    30,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............  $     32,550
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        24,750
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        53,750
     40,000   MGM MIRAGE,
                6.63%, 07/15/15..............        39,550
     15,000   Mohegan Tribal Gaming
                Authority,
                6.13%, 02/15/13..............        14,869
     60,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............        60,600
     10,000   Station Casinos, Inc. -- 144A,
                6.63%, 03/15/18..............         9,825
                                               ------------
                                                    363,206
                                               ------------
              MACHINERY -- 0.0%
     40,000   Terex Corp.,
                7.38%, 01/15/14..............        41,200
                                               ------------
              MANUFACTURING -- 0.2%
    270,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       277,498
    530,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       533,213
                                               ------------
                                                    810,711
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 0.1%
     30,000   DaVita, Inc.,
                7.25%, 03/15/15(h)...........        30,300
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,250
     40,000   HCA, Inc.,
                5.50%, 12/01/09..............        39,171
    160,000   HCA, Inc.,
                6.75%, 07/15/13..............       160,216
     90,000   HCA, Inc.,
                5.75%, 03/15/14..............        84,656
     40,000   HCA, Inc.,
                7.69%, 06/15/25..............        39,751
    110,000   HCA, Inc.,
                7.50%, 11/06/33..............       108,258
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............        54,450
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        27,150
                                               ------------
                                                    554,202
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.3%
$   200,000   El Paso Corp., Series MTN,
                7.80%, 08/01/31..............  $    202,000
    100,000   El Paso Corp., Series MTN,
                7.75%, 01/15/32..............       101,250
    330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............       374,786
    510,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       531,675
                                               ------------
                                                  1,209,711
                                               ------------
              OIL, COAL AND GAS -- 0.9%
    250,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       279,200
     30,000   AmeriGas Partners, LP/AmeriGas
                Eagle Finance Corp.,
                7.13%, 05/20/16..............        30,000
    210,000   Anadarko Finance Company,
                Series B,
                7.50%, 05/01/31..............       244,939
    330,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       304,213
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        47,250
     20,000   Chesapeake Energy Corp.,
                6.25%, 01/15/18..............        19,650
    340,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       332,294
    390,000   Conoco, Inc.,
                6.95%, 04/15/29(h)...........       442,541
    110,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       135,122
    870,000   Kerr-McGee Corp.,
                7.88%, 09/15/31..............       998,108
    310,000   Pemex Project Funding Master
                Trust,
                7.38%, 12/15/14..............       331,700
     45,000   Pogo Producing Company,
                6.88%, 10/01/17..............        44,663
     30,000   Pride International, Inc.,
                7.38%, 07/15/14..............        31,650
     95,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        91,675
     30,000   Vintage Petroleum,
                7.88%, 05/15/11..............        31,204
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        89,200
    270,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       279,686
                                               ------------
                                                  3,733,095
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
    470,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       489,874
                                               ------------

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.0%
$    40,000   AmerisourceBergen
                Corp. -- 144A,
                5.88%, 09/15/15..............  $     39,542
     15,000   Bio-Rad Laboratories, Inc.,
                7.50%, 08/15/13..............        15,563
                                               ------------
                                                     55,105
                                               ------------
              PRINTING AND PUBLISHING -- 0.0%
     20,000   Reader's Digest Association,
                Inc.,
                6.50%, 03/01/11..............        20,050
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.9%
    903,312   Washington Mutual Bank, Series
                2005-AR1, Class A1A, Floating
                Rate,
                5.14%, 01/25/45(c)...........       904,581
  1,317,422   Washington Mutual Bank, Series
                2005-AR13, Class A1A1,
                Floating Rate,
                5.11%, 10/25/45(c)...........     1,324,456
  1,358,500   Washington Mutual Bank, Series
                2005-AR15, Class A1A2,
                Floating Rate,
                5.10%, 11/25/45(c)...........     1,362,391
                                               ------------
                                                  3,591,428
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.6%
  1,246,950   Lehman XS Trust, Series
                2005-5N, Class 1A1, Floating
                Rate,
                5.12%, 11/25/35(c)...........     1,246,750
    710,620   Lehman XS Trust, Series
                2005-7N, Class 1A1B, Floating
                Rate,
                5.12%, 12/25/35(c)...........       713,568
    300,000   Morgan Stanley Capital I,
                Series 2005-HQ6, Class A4A,
                4.99%, 08/13/42..............       287,698
                                               ------------
                                                  2,248,016
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 8.0%
  1,322,783   Accredited Mortgage Loan Trust,
                Series 2005-3, Class A1,
                Floating Rate,
                5.06%, 09/25/35(c)...........     1,324,102
    844,457   Adjustable Rate Mortgage Trust,
                Series 2004-2, Class 7A2,
                Floating Rate,
                5.24%, 02/25/35(c)...........       847,306
    891,767   Adjustable Rate Mortgage Trust,
                Series 2004-5, Class 7A2,
                Floating Rate,
                5.20%, 04/25/35(c)...........       894,084
    280,000   Banc of America Commercial
                Mortgage, Inc., Series
                2005-5, Class A4,
                5.11%, 09/10/15..............       270,983

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,207,293   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.46%, 02/25/35(c)...........  $  1,174,864
    424,094   Chevy Chase Mortgage Funding
                Corp., Series 2003-3A, Class
                A1 -- 144A, Floating Rate,
                5.17%, 07/25/34(c)...........       424,862
    571,365   Countrywide Alternative Loan
                Trust, Series 2005-36, Class
                3A1, Floating Rate,
                4.99%, 08/25/35(c)...........       562,675
  1,475,866   Countrywide Alternative Loan
                Trust, Series 2005-56, Class
                4A1, Floating Rate,
                5.13%, 11/25/35(c)...........     1,481,353
  1,480,753   Countrywide Alternative Loan
                Trust, Series 2005-59, Class
                1A1, Floating Rate,
                5.11%, 11/20/35(c)...........     1,489,270
  1,156,599   Countrywide Asset-Backed
                Certificates, Series 2005-11,
                Class AF1, Floating Rate,
                5.00%, 02/25/36(c)...........     1,157,614
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 10/25/35..............       381,624
  1,104,139   Countrywide Home Equity Loan
                Trust, Series 2005-G, Class
                2A, Floating Rate,
                4.98%, 12/15/35(c)...........     1,106,037
  1,238,029   Countrywide Home Loans, Series
                2005-R3, Class AF, Floating
                Rate,
                5.22%, 09/25/35(c)...........     1,238,995
  1,070,152   First Franklin Mortgage Loan
                Asset Backed Certificates,
                Series 2004-FF10, Class A2,
                Floating Rate,
                5.22%, 12/25/32(c)...........     1,073,216
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       937,350
  1,239,526   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.68%, 03/18/35(c)...........     1,208,783
    639,322   Impac CMB Trust, Series
                2003-10, Class 1A1, Floating
                Rate,
                5.17%, 10/25/33(c)...........       639,719
    857,909   Impac CMB Trust, Series 2004-2,
                Class A1, Floating Rate,
                5.08%, 04/25/34(c)...........       858,958
  1,045,861   Impac CMB Trust, Series 2004-6,
                Class 1A1, Floating Rate,
                5.22%, 10/25/34(c)...........     1,056,021

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   283,492   IndyMac Index Mortgage Loan
                Trust, Series 2005-AR15,
                Class A2,
                5.10%, 09/25/35..............  $    273,040
  1,080,000   JPMorgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2005-CB12, Class A4,
                4.90%, 09/12/37..............     1,027,631
  1,050,340   JPMorgan Mortgage Trust, Series
                2004-A3, Class 1A1,
                Floating Rate,
                4.31%, 07/25/34(c)...........     1,024,218
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       831,898
    500,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A4, Class 2A2,
                4.46%, 07/25/35..............       480,305
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3,
                4.44%, 06/25/35..............     1,242,489
    615,950   MLCC Mortgage Investors, Inc.,
                Series 2003-F, Class A1,
                Floating Rate,
                5.14%, 10/25/28(c)...........       616,243
    874,212   Opteum Mortgage Acceptance
                Corp., Series 2005-4, Class
                1A1A, Floating Rate,
                4.99%, 11/25/35(c)...........       875,085
  1,451,568   Residential Accredit Loans,
                Inc., Series 2005-Q03, Class
                A1, Floating Rate,
                5.22%, 10/25/45(c)...........     1,456,402
  1,277,405   Structured Adjustable Rate
                Mortgage Loan, Series
                2005-15, Class 1A1,
                5.06%, 07/25/35..............     1,256,916
    955,874   Structured Asset Mortgage
                Investments, Inc., Series
                2003-AR4, Class A1, Floating
                Rate,
                5.13%, 01/19/34(c)...........       957,921
  2,380,191   Thornburg Mortgage Securities
                Trust, Series 2006-1, Class
                A3,
                Floating Rate,
                4.99%, 01/25/36(c)...........     2,376,939
    902,227   Wachovia Mortgage Loan Trust,
                LLC, Series 2005-WMC1, Class
                A1, Floating Rate,
                4.93%, 10/25/35(c)...........       902,930
                                               ------------
                                                 31,449,833
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
$    50,000   Host Marriott LP,
                Series P -- 144A,
                6.75%, 06/01/16..............  $     50,188
     50,000   Ventas Realty LP/Capital Corp.,
                6.75%, 06/01/10..............        50,750
     40,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............        41,300
                                               ------------
                                                    142,238
                                               ------------
              RETAIL -- 0.0%
     20,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        21,664
                                               ------------
              RETAIL: SUPERMARKETS -- 0.0%
    100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............       116,169
                                               ------------
              SEMICONDUCTORS -- 0.0%
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                7.82%, 07/15/09(b)...........        25,750
     40,000   MagnaChip Semiconductor, Ltd.,
                Floating Rate,
                8.16%, 12/15/11(b)...........        40,700
                                               ------------
                                                     66,450
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.2%
     10,000   Hexion US Finance Corp./Hexion
                Nova Scotia Finance, LLC,
                9.00%, 07/15/14..............        10,350
    210,000   International Lease Finance
                Corp. E-Capital Trust
                I -- 144A,
                Variable Rate,
                5.90%, 12/21/65(a)...........       204,015
    170,000   Mitsubishi UFJ Financial Group
                Capital Financial I, Ltd.
                (Cayman Islands),
                Variable Rate,
                6.35%, perpetual (a).........       167,897
    235,000   Resona Preferred Global
                Securities  -- 144A (Cayman
                Islands), Variable Rate,
                7.19%, perpetual (a).........       245,613
                                               ------------
                                                    627,875
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.7%
    190,000   AT&T, Inc.,
                5.10%, 09/15/14..............       180,640
     55,000   Cincinnati Bell, Inc.,
                7.00%, 02/15/15..............        54,725
     15,000   Citizens Communications
                Company,
                9.25%, 05/15/11..............        16,538
     10,000   Citizens Communications
                Company,
                9.00%, 08/15/31..............        10,738

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   180,000   Deutsche Telecom International
                Finance BV (the Netherlands),
                5.75%, 03/23/16..............  $    176,168
     15,000   Intelsat Subsidiary Holding
                Company, Ltd. (Bermuda),
                8.25%, 01/15/13..............        15,338
     30,000   Intelsat Subsidiary Holding
                Company, Ltd. (Bermuda),
                Floating Rate,
                9.61%, 01/15/12(k)...........        30,638
    220,000   Koninklijke KPN NV (the
                Netherlands),
                8.38%, 10/01/30..............       242,836
     10,000   Nextel Communications, Inc.,
                Series D,
                7.38%, 08/01/15..............        10,495
     60,000   Nextel Communications, Inc.,
                Series F,
                5.95%, 03/15/14..............        59,475
    780,000   Qwest Communications
                International, Inc., Floating
                Rate,
                8.25%, 02/15/09(b)...........       801,449
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       112,613
     40,000   Rogers Wireless, Inc. (Canada),
                6.38%, 03/01/14..............        40,100
    710,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       713,502
    200,000   Telecom Italia Capital
                (Luxembourg),
                5.25%, 10/01/15..............       186,427
     50,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............        54,224
                                               ------------
                                                  2,705,906
                                               ------------
              TRANSPORTATION -- 0.1%
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        87,338
     20,000   Teekay Shipping Corp. (Marshall
                Islands),
                8.88%, 07/15/11..............        22,100
    110,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       108,243
                                               ------------
                                                    217,681
                                               ------------
              UTILITIES -- 0.6%
    760,000   AES Corp.,
                7.75%, 03/01/14..............       801,799
     70,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        67,314
    220,000   Dominion Resources, Inc.,
                5.70%, 09/17/12(h)...........       218,275
    110,000   Duke Energy Corp.,
                6.25%, 01/15/12..............       113,493

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)
$   200,000   Duke Energy Corp.,
                5.63%, 11/30/12..............  $    200,511
     40,000   Exelon Corp.,
                5.63%, 06/15/35..............        36,426
    160,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       165,752
    330,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       367,668
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        54,375
     40,049   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        43,196
     80,000   NRG Energy, Inc.,
                7.25%, 02/01/14..............        81,500
    250,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       258,415
    130,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       127,638
     15,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............        15,094
                                               ------------
                                                  2,551,456
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $72,793,724)...........    71,791,623
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.8%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       461,576
    315,000   AID-Israel (Israel),
                5.50%, 09/18/33..............       323,265
    120,000   Federal Republic of Brazil
                (Brazil),
                8.88%, 04/15/24..............       139,020
     37,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............        48,063
    147,000   Federal Republic of Brazil
                (Brazil),
                12.25%, 03/06/30.............       224,175
    319,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       409,676
     28,000   Federal Republic of Brazil
                (Brazil), Series B,
                8.88%, 04/15/24..............        32,438
    343,421   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(p)...........       443,531
    920,000   Queensland Treasury Corp.
                (Australia), Series 11G,
                6.00%, 06/14/11(o)...........       673,966
    280,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............       400,400
    290,000   Republic of Panama (Panama),
                7.13%, 01/29/26..............       297,250

                    See notes to portfolios of investments.

                               BALANCED PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   143,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............  $    160,160
    197,500   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........       188,613
  1,510,000   Russian Federation (Russia) --
                144A,
                5.00%, 03/31/30..............     1,660,351
     84,000   United Mexican States (Mexico),
                5.63%, 01/15/17..............        81,564
    320,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       387,520
  1,283,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............     1,433,753
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $7,068,917)............     7,365,321
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.2%
              FEDERAL HOME LOAN BANK
    710,000   Series 633,
                4.80%, 02/15/07
                (Cost $710,000)..............       710,000
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.1%
    500,000   BellSouth Corp. -- 144A,
                Variable Rate,
                4.26%, 04/26/06(a) (Cost
                $500,158)....................       500,158
                                               ------------
              SECURITIES LENDING COLLATERAL -- 7.6%
 30,341,243   Securities Lending Collateral
                Investment (Note 3)
                (Cost $30,341,243)...........    30,341,243
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS PURCHASED -- 0.0%
        115   IMM Euro, September Future,
                Expiring September 2006
                @94.75
                (Cost $68,638)...............        37,375
                                               ------------
              TOTAL SECURITIES
                (Cost $427,686,117)..........   451,863,925
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 5.1%
$20,176,394   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $20,183,590
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.34%, due 08/01/34, with a
                value of $20,298,473 and
                Small Business
                Administration,
                7.13%, due 03/25/22, with a
                value of $886,741)
                (Cost $20,176,394)...........  $ 20,176,394
                                               ------------
              TOTAL INVESTMENTS BEFORE CALL
                OPTIONS WRITTEN AND PUT
                OPTIONS WRITTEN -- 118.5%
                (Cost $447,862,511)..........   472,040,319
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- (0.0)%
       (113)  US Treasury Note (10 Year) June
                Future, Expiring May 2006 @
                109
                (Premium $24,295)............        (7,062)
                                               ------------
              PUT OPTIONS WRITTEN -- (0.0)%
       (108)  US Treasury Note (10 Year) June
                Future, Expiring May 2006 @
                105
                (Premium $27,444)............       (28,688)
                                               ------------
              Total Investments net of Call
                Options Written and Put
                Options Written -- 118.5%
                (Cost $447,810,772)..........   472,004,569
              Liabilities less other
                assets -- (18.5)%............   (73,807,844)
                                               ------------
              NET ASSETS -- 100.0%...........  $398,196,725
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $447,810,772.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $31,444,774
    Gross unrealized depreciation..........   (7,250,977)
                                             -----------
    Net unrealized appreciation............  $24,193,797
                                             ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS -- 97.8%
               ADVERTISING -- 0.3%
   1,070,000   The Interpublic Group of
                Companies, Inc.*(h)............  $   10,229,200
                                                 --------------
               AEROSPACE AND DEFENSE -- 2.3%
     200,000   Goodrich Corp. .................       8,722,000
     215,000   Northrop Grumman Corp. .........      14,682,350
     633,400   The Boeing Company..............      49,360,862
                                                 --------------
                                                     72,765,212
                                                 --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.6%
     341,600   Jones Apparel Group, Inc. ......      12,082,392
     320,000   Limited Brands, Inc. ...........       7,827,200
                                                 --------------
                                                     19,909,592
                                                 --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.7%
     104,000   Borg Warner, Inc. ..............       6,244,160
   1,102,900   General Motors Corp.(h).........      23,458,683
     142,725   Lear Corp.(h)...................       2,530,514
     108,900   Magna International,
                Inc. -- Class A (Canada)(h)....       8,242,641
     123,000   Toyota Motor Corp. (ADR)
                (Japan)(h).....................      13,394,700
                                                 --------------
                                                     53,870,698
                                                 --------------
               BANKS -- 4.0%
   1,126,082   Bank of America Corp. ..........      51,281,774
     397,300   National City Corp. ............      13,865,770
     215,800   SunTrust Banks, Inc. ...........      15,701,608
     650,000   Wachovia Corp. .................      36,432,500
     132,800   Wells Fargo & Company...........       8,481,936
                                                 --------------
                                                    125,763,588
                                                 --------------
               BROADCAST SERVICES/MEDIA -- 4.9%
     809,900   CBS Corp. -- Class B............      19,421,402
   1,031,900   Clear Channel Communications,
                Inc. ..........................      29,935,419
   1,198,265   Comcast Corp. -- Class A*(h)....      31,346,612
     645,000   Comcast Corp. -- Special Class
                A*(h)..........................      16,847,400
   3,470,200   Time Warner, Inc. ..............      58,264,658
                                                 --------------
                                                    155,815,491
                                                 --------------
               COMPUTER EQUIPMENT, SOFTWARE AND SERVICES --7.4%
   1,972,200   Electronic Data Systems Corp....      52,914,126
   2,660,100   Hewlett-Packard Company.........      87,517,290
     543,500   International Business Machines
                Corp. .........................      44,822,445
     580,000   Microsoft Corp. ................      15,781,800
   6,483,100   Sun Microsystems, Inc.*.........      33,258,303
                                                 --------------
                                                    234,293,964
                                                 --------------

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES -- 3.8%
     425,000   Altria Group, Inc. .............  $   30,115,500
     493,800   Avon Products, Inc. ............      15,391,746
     410,900   Kimberly-Clark Corp. ...........      23,750,020
     283,000   Procter & Gamble Company........      16,306,460
     320,000   The Clorox Company(h)...........      19,152,000
     208,800   Unilever NV (the Netherlands)...      14,453,136
                                                 --------------
                                                    119,168,862
                                                 --------------
               CONTAINERS AND PACKAGING -- 0.2%
     440,000   Owens-Illinois, Inc.*...........       7,642,800
                                                 --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 1.7%
   1,040,800   General Electric Company........      36,199,024
     192,000   Textron, Inc. ..................      17,930,880
                                                 --------------
                                                     54,129,904
                                                 --------------
               ELECTRONICS -- 3.4%
     206,116   Arrow Electronics, Inc.*........       6,651,363
     250,068   Avnet, Inc.*....................       6,346,726
   1,121,400   Flextronics International, Ltd.
                (Singapore)*...................      11,606,490
     100,000   Hubbell, Inc. -- Class B........       5,126,000
   1,939,177   Sanmina-SCI Corp.*..............       7,950,626
   7,884,005   Solectron Corp.*................      31,536,020
     841,900   Sony Corp. (ADR) (Japan)(h).....      38,786,333
                                                 --------------
                                                    108,003,558
                                                 --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.5%
     450,800   Waste Management, Inc. .........      15,913,240
                                                 --------------
               FINANCIAL SERVICES -- 11.8%
     329,400   American Express Company........      17,309,970
     189,900   Capital One Financial Corp. ....      15,290,748
   1,495,500   Citigroup, Inc. ................      70,632,465
   1,009,400   Fannie Mae......................      51,883,160
     399,900   Freddie Mac.....................      24,393,900
   2,121,940   JPMorgan Chase & Company........      88,357,581
     124,500   Lehman Brothers Holdings,
                Inc. ..........................      17,993,985
     999,000   Merrill Lynch & Company,
                Inc. ..........................      78,681,240
      84,000   The Goldman Sachs Group,
                Inc. ..........................      13,184,640
                                                 --------------
                                                    377,727,689
                                                 --------------
               FOOD AND BEVERAGE -- 2.7%
     265,000   Kellogg Company.................      11,670,600
   1,239,500   Kraft Foods, Inc. -- Class
                A(h)...........................      37,569,245
     255,000   PepsiCo, Inc. ..................      14,736,450
     490,000   The Coca-Cola Company...........      20,516,300
                                                 --------------
                                                     84,492,595
                                                 --------------

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 7.9%
     931,600   American International Group,
                Inc. ..........................  $   61,569,444
     375,000   Genworth Financial,
                Inc. -- Class A................      12,536,250
     450,200   MetLife, Inc. ..................      21,776,174
      61,566   PartnerRE, Ltd. (Bermuda).......       3,822,633
     170,000   RenaissanceRe Holdings, Ltd.
                (Bermuda)(h)...................       7,415,400
     159,300   The Allstate Corp. .............       8,301,123
     559,500   The Chubb Corp.(h)..............      53,398,680
     210,000   The Hartford Financial Services
                Group, Inc. ...................      16,915,500
   1,255,938   The St. Paul Travelers
                Companies, Inc. ...............      52,485,649
     238,000   XL Capital, Ltd. -- Class A
                (Cayman Islands)...............      15,258,180
                                                 --------------
                                                    253,479,033
                                                 --------------
               MANUFACTURING -- 2.0%
     204,000   Cooper Industries, Ltd. -- Class
                A (Bermuda)....................      17,727,600
     100,000   Eaton Corp. ....................       7,297,000
     680,900   Honeywell International,
                Inc. ..........................      29,122,093
     592,950   Smurfit-Stone Container
                Corp.*.........................       8,046,332
                                                 --------------
                                                     62,193,025
                                                 --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES --3.5%
     735,000   Boston Scientific Corp.*(h).....      16,941,750
     776,300   HCA, Inc. ......................      35,546,777
     671,900   Medco Health Solutions, Inc.*...      38,446,118
   2,560,600   Tenet Healthcare Corp.*.........      18,897,228
                                                 --------------
                                                    109,831,873
                                                 --------------
               METALS AND MINING -- 0.5%
     280,200   United States Steel Corp.(h)....      17,002,536
                                                 --------------
               OIL, COAL AND GAS -- 8.7%
     916,700   ChevronTexaco Corp. ............      53,141,099
   1,360,702   ConocoPhillips(h)...............      85,928,331
     188,950   ENSCO International, Inc. ......       9,721,478
   1,354,800   Exxon Mobil Corp. ..............      82,453,128
     265,000   GlobalSantaFe Corp. (Cayman
                Islands).......................      16,098,750
     178,000   Noble Corp. (Cayman Islands)....      14,435,800
     180,000   Occidental Petroleum Corp. .....      16,677,000
                                                 --------------
                                                    278,455,586
                                                 --------------
               PAPER AND FOREST PRODUCTS -- 0.4%
     500,000   MeadWestvaco Corp. .............      13,655,000
                                                 --------------
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT -- 5.7%
     294,600   Eli Lilly and Company...........      16,291,380
     773,800   Merck & Company, Inc. ..........      27,260,974
   2,407,300   Millennium Pharmaceuticals,
                Inc.*(h).......................      24,337,803

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
   1,280,000   Pfizer, Inc. ...................  $   31,897,600
   1,076,000   Watson Pharmaceuticals, Inc.*...      30,924,240
   1,026,000   Wyeth...........................      49,781,520
                                                 --------------
                                                    180,493,517
                                                 --------------
               PRINTING AND PUBLISHING -- 0.2%
     500,000   The Reader's Digest Association,
                Inc. ..........................       7,375,000
                                                 --------------
               RETAIL -- 4.1%
     297,081   Federated Department Stores,
                Inc. ..........................      21,686,913
   1,625,400   Office Depot, Inc.*.............      60,529,896
     235,500   Sears Holdings Corp.*...........      31,142,520
     304,000   Target Corp. ...................      15,811,040
                                                 --------------
                                                    129,170,369
                                                 --------------
               RETAIL: RESTAURANTS -- 0.8%
     705,000   McDonald's Corp. ...............      24,223,800
                                                 --------------
               RETAIL: SUPERMARKETS -- 1.3%
     819,925   Safeway, Inc.(h)................      20,596,516
     150,800   SUPERVALU, Inc.(h)..............       4,647,656
     779,350   The Kroger Company*.............      15,867,566
                                                 --------------
                                                     41,111,738
                                                 --------------
               RUBBER PRODUCTS -- 0.1%
     193,100   Cooper Tire & Rubber
                Company(h).....................       2,769,054
                                                 --------------
               SEMICONDUCTORS -- 2.1%
   1,851,300   Intel Corp. ....................      35,822,655
   1,073,300   Intersil Corp. .................      31,039,836
                                                 --------------
                                                     66,862,491
                                                 --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES --7.4%
     214,000   American Tower Corp. -- Class
                A*.............................       6,488,480
   2,076,900   AT&T, Inc. .....................      56,159,376
     109,400   BellSouth Corp. ................       3,790,710
     214,500   Crown Castle International
                Corp.*.........................       6,081,075
   9,602,800   Lucent Technologies, Inc.*......      29,288,540
   1,139,200   Nokia Oyj (ADR) (Finland)(h)....      23,604,224
   8,101,400   Qwest Communications
                International, Inc.*(h)........      55,089,520
   1,178,800   Sprint Nextel Corp. ............      30,460,192
     834,950   Tellabs, Inc.*..................      13,275,705
     320,652   Verizon Communications, Inc. ...      10,921,407
                                                 --------------
                                                    235,159,229
                                                 --------------
               TOYS -- 1.1%
   1,838,300   Mattel, Inc. ...................      33,328,379
                                                 --------------

                    See notes to portfolios of investments.

                            VALUE & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                            VALUE
   ------                                        --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 4.0%
     603,200   CNF, Inc. ......................  $   30,123,808
   1,436,600   CSX Corp. ......................      85,908,680
     191,380   Norfolk Southern Corp. .........      10,347,917
                                                 --------------
                                                    126,380,405
                                                 --------------
               UTILITIES -- 2.7%
   1,200,180   American Electric Power Company,
                Inc. ..........................      40,830,124
     299,800   Constellation Energy Group......      16,402,058
     225,000   Entergy Corp. ..................      15,511,500
     305,800   Wisconsin Energy Corp. .........      12,228,942
                                                 --------------
                                                     84,972,624
                                                 --------------
               TOTAL COMMON STOCKS
                (Cost $2,677,242,476)..........   3,106,190,052
                                                 --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 12.2%
$385,669,637   Securities Lending Collateral
                Investment (Note 3)
                (Cost $385,669,637)............     385,669,637
                                                 --------------
               TOTAL SECURITIES
                (Cost $3,062,912,113)..........   3,491,859,689
                                                 --------------
               REPURCHASE AGREEMENTS -- 2.4%
  75,664,477   With Investors Bank & Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $75,691,464
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 4.28% -- 5.25%, due
                07/01/32-07/01/33, with a total
                value of $26,289,794, and
                Freddie Mac Adjustable Rate
                Mortgage, 5.10%, due 12/15/34,
                with a value of $53,157,907)
                (Cost $75,664,477).............      75,664,477
                                                 --------------
               Total Investments -- 112.4%
                (Cost $3,138,576,590)..........   3,567,524,166
               Liabilities less other
                assets -- (12.4)%..............    (394,276,883)
                                                 --------------
               NET ASSETS -- 100.0%............  $3,173,247,283
                                                 ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $3,138,576,590.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.............  $ 535,053,441
    Gross unrealized depreciation.............   (106,105,865)
                                                -------------
    Net unrealized appreciation...............  $ 428,947,576
                                                =============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCKS -- 98.4%
            ADVERTISING -- 0.9%
  34,100    The Interpublic Group of
              Companies, Inc.*................  $   325,996
                                                -----------
            AEROSPACE AND DEFENSE -- 4.9%
  13,300    Lockheed Martin Corp. ............      999,229
   5,300    Northrop Grumman Corp. ...........      361,937
   7,700    Raytheon Company..................      352,968
                                                -----------
                                                  1,714,134
                                                -----------
            AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
              EQUIPMENT -- 1.0%
   4,600    Magna International, Inc. -- Class
              A (Canada)......................      348,174
                                                -----------
            BANKS -- 3.4%
  11,255    Bank of America Corp. ............      512,553
   6,100    Comerica, Inc. ...................      353,617
   4,600    KeyCorp...........................      169,280
   2,400    UnionBanCal Corp. ................      168,384
                                                -----------
                                                  1,203,834
                                                -----------
            CHEMICALS -- 2.0%
  48,600    The Mosaic Company*...............      697,410
                                                -----------
            COMMERCIAL SERVICES -- 2.4%
  48,600    Cendant Corp. ....................      843,210
                                                -----------
            COMPUTER EQUIPMENT, SOFTWARE
              AND SERVICES -- 11.5%
  60,800    CA, Inc. .........................    1,654,368
  62,600    Electronic Data Systems Corp. ....    1,679,558
  25,600    Microsoft Corp. ..................      696,576
                                                -----------
                                                  4,030,502
                                                -----------
            CONSTRUCTION SERVICES AND SUPPLIES -- 6.0%
  22,000    Centex Corp. .....................    1,363,780
  18,800    Pulte Homes, Inc. ................      722,296
                                                -----------
                                                  2,086,076
                                                -----------
            CONSUMER GOODS AND SERVICES -- 5.4%
  14,400    Altria Group, Inc. ...............    1,020,384
   6,400    Eastman Kodak Company.............      182,016
  16,500    Unilever PLC (ADR) (United
              Kingdom)........................      677,655
                                                -----------
                                                  1,880,055
                                                -----------
            ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
              SERVICES -- 1.5%
  15,100    Waste Management, Inc. ...........      533,030
                                                -----------
            FINANCIAL SERVICES -- 8.9%
  16,500    Freddie Mac.......................    1,006,500
  29,100    JPMorgan Chase & Company..........    1,211,724

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES (CONTINUED)
   5,800    Prudential Financial, Inc. .......  $   439,698
  10,300    Washington Mutual, Inc. ..........      438,986
                                                -----------
                                                  3,096,908
                                                -----------
            FOOD AND BEVERAGE -- 3.0%
  23,300    Kraft Foods, Inc. -- Class A......      706,223
  19,700    Sara Lee Corp. ...................      352,236
                                                -----------
                                                  1,058,459
                                                -----------
            INSURANCE -- 13.5%
   7,700    Assurant, Inc. ...................      379,225
  13,700    Conseco, Inc.*....................      340,034
  29,500    Genworth Financial, Inc. -- Class
              A...............................      986,185
  23,000    MetLife, Inc. ....................    1,112,510
   6,200    The Allstate Corp. ...............      323,082
   4,200    The Hartford Financial Services
              Group, Inc. ....................      338,310
  28,400    The St. Paul Travelers Companies,
              Inc. ...........................    1,186,836
                                                -----------
                                                  4,666,182
                                                -----------
            LEISURE AND RECREATION -- 1.9%
   8,400    Harrah's Entertainment, Inc. .....      654,864
                                                -----------
            MANUFACTURING -- 5.2%
   6,200    Flowserve Corp.*..................      361,708
  53,500    Tyco International, Ltd.
              (Bermuda).......................    1,438,080
                                                -----------
                                                  1,799,788
                                                -----------
            MEDICAL EQUIPMENT, SUPPLIES, AND
              SERVICES -- 2.5%
  13,000    HCA, Inc. ........................      595,270
  39,600    Tenet Healthcare Corp.*...........      292,248
                                                -----------
                                                    887,518
                                                -----------
            METALS AND MINING -- 4.3%
   9,600    Alcan, Inc. (Canada)..............      439,008
  34,600    Alcoa, Inc. ......................    1,057,376
                                                -----------
                                                  1,496,384
                                                -----------
            OIL, COAL AND GAS -- 1.0%
   7,400    Petro-Canada (Canada).............      352,166
                                                -----------
            PAPER AND FOREST PRODUCTS -- 2.1%
   7,900    International Paper Company.......      273,103
   6,300    Weyerhaeuser Company..............      456,309
                                                -----------
                                                    729,412
                                                -----------
            PHARMACEUTICALS/RESEARCH AND
              DEVELOPMENT -- 2.0%
  19,500    Merck & Company, Inc. ............      686,985
                                                -----------

                    See notes to portfolios of investments.

                                VALUE PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 SHARES                                            VALUE
 ------                                         -----------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE DEVELOPMENT AND SERVICES -- 1.3%
   7,300    The St. Joe Company...............  $   458,732
                                                -----------
            RETAIL -- 0.8%
   6,600    The Home Depot, Inc. .............      279,180
                                                -----------
            RETAIL: RESTAURANTS -- 1.5%
   5,000    McDonald's Corp. .................      171,800
   7,000    YUM! Brands, Inc. ................      342,020
                                                -----------
                                                    513,820
                                                -----------
            RETAIL: SUPERMARKETS -- 2.4%
   4,300    Albertson's, Inc. ................      110,381
  29,200    Safeway, Inc. ....................      733,504
                                                -----------
                                                    843,885
                                                -----------
            TELECOMMUNICATIONS EQUIPMENT AND
              SERVICES -- 0.5%
   2,700    ALLTEL Corp. .....................      174,825
                                                -----------
            TRANSPORTATION -- 2.4%
  14,200    CSX Corp. ........................      849,160
                                                -----------
            UTILITIES -- 6.1%
   3,700    Entergy Corp. ....................      255,078
   3,500    FirstEnergy Corp. ................      171,150
  26,000    FPL Group, Inc. ..................    1,043,640
  10,300    Public Service Enterprise Group,
              Inc. ...........................      659,612
                                                -----------
                                                  2,129,480
                                                -----------
            TOTAL COMMON STOCKS
              (Cost $33,979,186)..............   34,340,169
                                                -----------
PRINCIPAL                                         VALUE
---------                                       -----------
            REPURCHASE AGREEMENTS -- 1.5%
$538,213    With Investors Bank and Trust,
              dated 03/31/06, 4.28%, due
              04/03/06, repurchase proceeds at
              maturity $538,405
              (Collateralized by Small
              Business Administration, 7.13%,
              due 05/25/24, with a value of
              $565,124)
              (Cost $538,213).................  $   538,213
                                                -----------
            Total Investments -- 99.9%
              (Cost $34,517,399)..............   34,878,382
            Other assets less
              liabilities -- 0.1%.............       50,435
                                                -----------
            NET ASSETS -- 100.0%..............  $34,928,817
                                                ===========

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $34,517,399.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $1,284,019
    Gross unrealized depreciation............    (923,036)
                                               ----------
    Net unrealized appreciation..............  $  360,983
                                               ==========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 99.3%
              AEROSPACE AND DEFENSE -- 2.3%
     53,100   Lockheed Martin Corp. ...      $    3,989,403
    109,700   Northrop Grumman
                Corp. .................           7,491,413
    101,300   Raytheon Company.........           4,643,592
    144,700   The Boeing Company.......          11,276,471
                                             --------------
                                                 27,400,879
                                             --------------
              AGRICULTURE -- 0.6%
     90,200   Monsanto Company.........           7,644,450
                                             --------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.1%
     55,600   Abercrombie & Fitch
                Company -- Class A.....           3,241,480
    110,200   Claire's Stores, Inc. ...           4,001,362
     76,600   Coach, Inc.*.............           2,648,828
     27,200   Gildan Activewear,
                Inc. -- Class A
                (Canada)*..............           1,292,544
     63,100   Jones Apparel Group,
                Inc. ..................           2,231,847
     44,100   Liz Claiborne, Inc. .....           1,807,218
     70,700   Nordstrom, Inc. .........           2,770,026
     63,700   Payless ShoeSource,
                Inc.*..................           1,458,093
    225,700   Urban Outfitters,
                Inc.*..................           5,538,678
      3,500   VF Corp. ................             199,150
                                             --------------
                                                 25,189,226
                                             --------------
              AUTOMOBILE: RETAIL -- 0.2%
    113,500   AutoNation, Inc.*(h).....           2,445,925
                                             --------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.6%
     26,800   ArvinMeritor, Inc.(h)....             399,588
     60,700   Autoliv, Inc. ...........           3,434,406
    242,100   Ford Motor Company(h)....           1,927,116
     11,700   Navistar International
                Corp.*.................             322,686
     27,200   TRW Automotive Holdings
                Corp.*(h)..............             633,760
                                             --------------
                                                  6,717,556
                                             --------------
              BANKS -- 7.7%
    566,900   Bank of America Corp. ...          25,816,626
      9,500   Bank of Hawaii Corp. ....             506,445
     65,000   Comerica, Inc.(h)........           3,768,050
    112,300   Commerce Bancorp, Inc. --
                New Jersey(h)..........           4,115,795
      5,600   Golden West Financial
                Corp. .................             380,240
     43,200   IndyMac Bancorp, Inc. ...           1,768,176
    136,300   KeyCorp..................           5,015,840
    101,500   Mellon Financial
                Corp. .................           3,613,400
     46,800   National City Corp.(h)...           1,633,320

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     15,400   The Bank of New York
                Company, Inc. .........      $      555,016
     92,000   UnionBanCal Corp. .......           6,454,720
    337,600   US Bancorp...............          10,296,800
    261,500   Wachovia Corp. ..........          14,657,075
    219,000   Wells Fargo & Company....          13,987,530
                                             --------------
                                                 92,569,033
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.5%
     61,682   CBS Corp. -- Class B.....           1,479,134
     30,100   Clear Channel
                Communications,
                Inc. ..................             873,201
     71,000   Comcast Corp. -- Class
                A*(h)..................           1,857,360
     18,500   Gannett Company,
                Inc.(h)................           1,108,520
     13,500   Hearst-Argyle Television,
                Inc. -- Class A........             315,360
    194,100   Liberty Media Corp. --
                Class A*...............           1,593,561
    152,700   Shaw Communications,
                Inc. -- Class B
                (Canada)...............           3,651,057
     44,600   The McGraw-Hill
                Companies, Inc. .......           2,569,852
     71,900   The Walt Disney Company..           2,005,291
    497,400   Time Warner, Inc. .......           8,351,346
     62,100   Univision Communications,
                Inc. -- Class A*.......           2,140,587
     61,682   Viacom, Inc. -- Class
                B*.....................           2,393,262
     90,100   XM Satellite Radio
                Holdings, Inc. -- Class
                A*(h)..................           2,006,527
                                             --------------
                                                 30,345,058
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 1.3%
     42,200   Fair Isaac Corp. ........           1,671,964
    147,800   First Data Corp. ........           6,919,996
     82,400   Fiserv, Inc.*............           3,506,120
     21,000   Global Payments, Inc. ...           1,113,210
     42,900   Moody's Corp. ...........           3,065,634
                                             --------------
                                                 16,276,924
                                             --------------
              CHEMICALS -- 0.6%
     99,900   Agrium, Inc. (Canada)....           2,523,474
     17,100   Air Products and
                Chemicals, Inc. .......           1,148,949
     20,200   Ashland, Inc. ...........           1,435,816
     12,900   Methanex Corp.
                (Canada)(h)............             264,837
     45,100   The Dow Chemical
                Company................           1,831,060
                                             --------------
                                                  7,204,136
                                             --------------

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.8%
    259,400   Activision, Inc.*........      $    3,577,126
     37,300   Apple Computer, Inc.*....           2,339,456
     11,000   Autodesk, Inc.*..........             423,720
     18,200   BMC Software, Inc.*......             394,212
        160   CA, Inc. ................               4,354
    100,900   Cadence Design Systems,
                Inc.*(h)...............           1,865,641
     80,700   Computer Sciences
                Corp.*.................           4,482,885
     12,300   Dell, Inc.*..............             366,048
    184,700   Electronic Arts, Inc.*...          10,106,784
     20,500   Electronic Data Systems
                Corp. .................             550,015
    356,400   Hewlett-Packard
                Company................          11,725,560
    175,700   Ingram Micro, Inc. --
                Class A*...............           3,514,000
     34,900   International Business
                Machines Corp. ........           2,878,203
  1,217,900   Microsoft Corp. .........          33,139,059
    111,500   SanDisk Corp.*...........           6,413,480
                                             --------------
                                                 81,780,543
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.8%
     52,900   Beazer Homes USA,
                Inc. ..................           3,475,530
     52,500   Eagle Materials,
                Inc.(h)................           3,347,400
     29,900   Martin Marietta
                Materials,
                Inc. ..................           3,200,197
                                             --------------
                                                 10,023,127
                                             --------------
              CONSUMER GOODS AND SERVICES -- 4.6%
    156,700   Altria Group, Inc. ......          11,103,762
     28,400   American Greetings
                Corp. -- Class A.......             614,008
    125,600   Colgate-Palmolive
                Company................           7,171,760
     37,300   Energizer Holdings,
                Inc.*..................           1,976,900
     34,400   FedEx Corp. .............           3,885,136
    353,405   Procter & Gamble
                Company................          20,363,196
     38,600   Reynolds American,
                Inc.(h)................           4,072,300
     31,800   The Clorox Company.......           1,903,230
     60,700   The Sherwin-Williams
                Company................           3,001,008
      6,600   United Parcel Service,
                Inc. -- Class B........             523,908
     15,700   Whirlpool Corp. .........           1,436,079
                                             --------------
                                                 56,051,287
                                             --------------
              CONTAINERS AND PACKAGING -- 0.3%
     52,300   Bemis Company, Inc. .....           1,651,634
     88,700   Crown Holdings, Inc.*....           1,573,538
                                             --------------
                                                  3,225,172
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION -- 0.1%
     40,600   Tech Data Corp.*.........      $    1,498,546
                                             --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.2%
    714,900   General Electric
                Company................          24,864,222
     20,900   Textron, Inc. ...........           1,951,851
                                             --------------
                                                 26,816,073
                                             --------------
              EDUCATION -- 0.0%
     14,300   Education Management
                Corp.*.................             594,880
                                             --------------
              ELECTRONICS -- 0.6%
    178,600   ATI Technologies, Inc.
                (Canada)*..............           3,068,348
     56,700   Avnet, Inc.*.............           1,439,046
     25,700   Emerson Electric
                Company................           2,149,291
                                             --------------
                                                  6,656,685
                                             --------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
     14,600   Republic Services,
                Inc. ..................             620,646
                                             --------------
              FINANCIAL SERVICES -- 8.8%
    183,300   American Express
                Company................           9,632,415
     78,600   AmeriCredit Corp.*.......           2,415,378
     35,800   Ameriprise Financial,
                Inc. ..................           1,613,148
     49,600   CIT Group, Inc. .........           2,654,592
    580,800   Citigroup, Inc. .........          27,431,184
     74,700   E*TRADE Financial
                Corp.*.................           2,015,406
      4,200   Franklin Resources,
                Inc. ..................             395,808
     22,500   Janus Capital Group,
                Inc. ..................             521,325
    225,500   JPMorgan Chase &
                Company................           9,389,820
     54,200   Lehman Brothers Holdings,
                Inc. ..................           7,833,526
    237,100   Merrill Lynch & Company,
                Inc. ..................          18,673,996
    106,900   Morgan Stanley...........           6,715,458
     39,200   Prudential Financial,
                Inc. ..................           2,971,752
     32,900   SLM Corp. ...............           1,708,826
     19,600   TD Ameritrade Holding
                Corp.*.................             409,052
     54,600   The Goldman Sachs Group,
                Inc. ..................           8,570,016
     85,600   Washington Mutual,
                Inc. ..................           3,648,272
                                             --------------
                                                106,599,974
                                             --------------
              FOOD AND BEVERAGE -- 2.3%
     91,700   Archer-Daniels-Midland
                Company................           3,085,705
     42,300   Dean Foods Company*......           1,642,509
     34,900   General Mills, Inc. .....           1,768,732

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     20,100   Kraft Foods, Inc. --
                Class A(h).............      $      609,231
    149,600   PepsiCo, Inc. ...........           8,645,384
    215,600   The Coca-Cola Company....           9,027,172
     63,800   The Pepsi Bottling Group,
                Inc. ..................           1,938,882
    123,600   Tyson Foods, Inc. --
                Class A(h).............           1,698,264
                                             --------------
                                                 28,415,879
                                             --------------
              INSURANCE -- 4.5%
     56,000   Aetna, Inc. .............           2,751,840
     52,900   American International
                Group, Inc. ...........           3,496,161
     18,900   Assurant, Inc. ..........             930,825
     16,700   CIGNA Corp. .............           2,181,354
     43,700   First American Corp. ....           1,711,292
     46,900   Genworth Financial,
                Inc. -- Class A........           1,567,867
     47,800   Loews Corp. .............           4,837,360
     41,952   MBIA, Inc. ..............           2,522,574
     69,300   MetLife, Inc. ...........           3,352,041
      9,000   Nationwide Financial
                Services, Inc. -- Class
                A......................             387,180
    109,100   Principal Financial
                Group,
                Inc. ..................           5,324,080
     72,500   Radian Group, Inc. ......           4,368,125
     70,400   SAFECO Corp. ............           3,534,784
    110,700   The Allstate Corp. ......           5,768,577
     30,300   The Chubb Corp. .........           2,891,832
     77,200   The PMI Group, Inc. .....           3,545,024
     38,100   The St. Paul Travelers
                Companies, Inc. .......           1,592,199
     58,100   WR Berkley Corp. ........           3,373,286
                                             --------------
                                                 54,136,401
                                             --------------
              INTERNET SERVICES -- 3.2%
     66,000   Akamai Technologies,
                Inc.*(h)...............           2,170,740
    798,000   Cisco Systems, Inc.*.....          17,292,660
     35,250   Google, Inc. -- Class
                A*.....................          13,747,500
    226,000   Juniper Networks,
                Inc.*..................           4,321,120
     38,700   Symantec Corp.*..........             651,321
                                             --------------
                                                 38,183,341
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 0.8%
     50,500   Carnival Corp.
                (Panama)...............      $    2,392,185
     18,600   Choice Hotels
                International,
                Inc.(h)................             851,508
     92,900   Starwood Hotels & Resorts
                Worldwide, Inc. .......           6,292,117
                                             --------------
                                                  9,535,810
                                             --------------
              MACHINERY -- 0.7%
     69,100   Caterpillar, Inc. .......           4,962,071
     17,500   Cummins, Inc. ...........           1,839,250
     20,800   Terex Corp.*.............           1,648,192
                                             --------------
                                                  8,449,513
                                             --------------
              MANUFACTURING -- 0.9%
    104,200   3M Company...............           7,886,898
      5,800   Harsco Corp. ............             479,196
     16,200   ITT Industries, Inc. ....             910,764
      8,200   Parker Hannifin Corp. ...             661,002
      9,400   SPX Corp. ...............             502,148
                                             --------------
                                                 10,440,008
                                             --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 4.4%
     15,200   Baxter International,
                Inc. ..................             589,912
     22,800   Becton, Dickinson and
                Company................           1,404,024
     43,100   Dade Behring Holdings,
                Inc. ..................           1,539,101
     65,300   DaVita, Inc.*............           3,931,713
     10,600   Guidant Corp. ...........             827,436
      7,900   Humana, Inc.*............             415,935
    124,100   Johnson & Johnson........           7,349,202
     69,600   Kinetic Concepts,
                Inc.*..................           2,865,432
     54,400   McKesson Corp. ..........           2,835,872
     85,800   Medco Health Solutions,
                Inc.*..................           4,909,476
    102,500   Medtronic, Inc. .........           5,201,875
    119,200   Omnicare, Inc.(h)........           6,554,808
     57,800   St Jude Medical, Inc.*...           2,369,800
     87,100   UnitedHealth Group,
                Inc. ..................           4,865,406
     36,200   Varian Medical Systems,
                Inc.*..................           2,032,992
     66,000   WellPoint, Inc.*.........           5,110,380
                                             --------------
                                                 52,803,364
                                             --------------
              METALS AND MINING -- 1.2%
     20,100   Commercial Metals
                Company................           1,075,149
     55,300   Freeport-McMoRan Copper &
                Gold, Inc. -- Class
                B......................           3,305,281
     15,100   IPSCO, Inc. (Canada).....           1,571,759

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
      8,000   Newmont Mining Corp. ....      $      415,120
     79,100   Nucor Corp.(h)...........           8,288,889
                                             --------------
                                                 14,656,198
                                             --------------
              OIL AND GAS: PIPELINES -- 0.1%
      9,400   Questar Corp. ...........             658,470
                                             --------------
              OIL, COAL AND GAS -- 8.8%
     31,900   Anadarko Petroleum
                Corp.(h)...............           3,222,219
     46,800   Apache Corp. ............           3,065,868
     70,300   Baker Hughes, Inc. ......           4,808,520
     90,500   Burlington Resources,
                Inc. ..................           8,317,855
    127,900   ChevronTexaco Corp. .....           7,414,363
    140,300   ConocoPhillips(h)........           8,859,945
    148,500   Devon Energy Corp. ......           9,083,745
     72,000   EnCana Corp.
                (Canada)(h)............           3,364,560
     32,600   ENSCO International,
                Inc. ..................           1,677,270
     42,600   EOG Resources, Inc. .....           3,067,200
    509,500   Exxon Mobil Corp. .......          31,008,170
     39,500   Helmerich & Payne,
                Inc. ..................           2,757,890
     56,400   Marathon Oil Corp. ......           4,295,988
    110,800   Newfield Exploration
                Company*...............           4,642,520
     51,400   Petro-Canada
                (Canada)(h)............           2,446,126
     17,200   Schlumberger, Ltd.
                (Netherlands
                Antilles)..............           2,177,004
     76,000   Sunoco, Inc. ............           5,895,320
     21,400   Talisman Energy, Inc.
                (Canada)...............           1,138,052
     16,000   Unit Corp.*..............             892,000
                                             --------------
                                                108,134,615
                                             --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 8.6%
    130,600   Abbott Laboratories......           5,546,582
     21,800   Allergan, Inc. ..........           2,365,300
    162,600   AmerisourceBergen
                Corp. .................           7,848,702
    193,100   Amgen, Inc.*.............          14,048,025
     41,300   Amylin Pharmaceuticals,
                Inc.*(h)...............           2,021,635
    165,600   Cardinal Health, Inc. ...          12,340,512
    133,400   Caremark Rx, Inc.*.......           6,560,612
     51,600   Eli Lilly and Company....           2,853,480
     10,100   Express Scripts, Inc.*...             887,790
     55,300   Genentech, Inc.*.........           4,673,403
     18,500   Genzyme Corp.*...........           1,243,570
     20,000   Hospira, Inc.*...........             789,200
    203,300   King Pharmaceuticals,
                Inc.*..................           3,506,925
     71,000   MedImmune, Inc.*.........           2,597,180

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
    122,700   Merck & Company, Inc. ...      $    4,322,721
    934,700   Pfizer, Inc. ............          23,292,724
    105,000   Schering-Plough Corp. ...           1,993,950
    150,900   Wyeth....................           7,321,668
                                             --------------
                                                104,213,979
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
     56,200   CB Richard Ellis Group,
                Inc. -- Class A*.......           4,535,340
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     37,700   Equity Office Properties
                Trust..................           1,265,966
     13,000   New Century Financial
                Corp.(h)...............             598,260
     18,200   ProLogis.................             973,700
                                             --------------
                                                  2,837,926
                                             --------------
              RETAIL -- 3.8%
     98,303   Circuit City Stores,
                Inc. ..................           2,406,457
    223,500   CVS Corp. ...............           6,675,945
     43,300   Dillard's, Inc. -- Class
                A......................           1,127,532
    143,500   Kohl's Corp.*............           7,606,935
     96,900   Office Depot, Inc.*......           3,608,556
     48,100   Sears Holdings Corp.*....           6,360,744
      7,300   Target Corp. ............             379,673
    203,300   The Home Depot, Inc. ....           8,599,590
    187,500   Wal-Mart Stores, Inc. ...           8,857,500
                                             --------------
                                                 45,622,932
                                             --------------
              RETAIL: RESTAURANTS -- 1.0%
     55,000   Brinker International,
                Inc.(h)................           2,323,750
    156,800   Darden Restaurants,
                Inc. ..................           6,433,504
     32,900   Starbucks Corp.*.........           1,238,356
     31,900   YUM! Brands, Inc. .......           1,558,634
                                             --------------
                                                 11,554,244
                                             --------------
              RETAIL: SUPERMARKETS -- 1.0%
     59,900   Safeway, Inc. ...........           1,504,688
    153,200   SUPERVALU, Inc. .........           4,721,624
    306,800   The Kroger Company*......           6,246,448
                                             --------------
                                                 12,472,760
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.4%
    130,400   Agilent Technologies,
                Inc.*..................           4,896,520
                                             --------------
              SEMICONDUCTORS -- 4.9%
     22,900   Advanced Micro Devices,
                Inc.*..................             759,364
    496,500   Applied Materials,
                Inc. ..................           8,693,715

                    See notes to portfolios of investments.

                           GROWTH & INCOME PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     63,999   Freescale Semiconductor,
                Inc. -- Class B*.......      $    1,777,252
    238,400   Intel Corp. .............           4,613,040
     63,700   Intersil Corp. -- Class
                A......................           1,842,204
      7,500   Lam Research Corp.*(h)...             322,500
    162,100   Maxim Integrated
                Products,
                Inc. ..................           6,022,015
    402,300   Micron Technology,
                Inc.*..................           5,921,856
    287,000   National Semiconductor
                Corp. .................           7,990,080
    164,800   Teradyne, Inc.*(h).......           2,556,048
    458,100   Texas Instruments,
                Inc. ..................          14,874,507
    152,500   Xilinx, Inc. ............           3,882,650
                                             --------------
                                                 59,255,231
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.1%
    150,500   AT&T, Inc. ..............           4,069,520
    149,700   BCE, Inc. (Canada)(h)....           3,601,782
     44,800   BellSouth Corp. .........           1,552,320
    165,800   CenturyTel, Inc.(h)......           6,486,096
    123,000   Citizens Communications
                Company................           1,632,210
    171,500   Corning, Inc.*...........           4,615,065
    480,200   JDS Uniphase Corp.*......           2,002,434
     34,200   Motorola, Inc. ..........             783,522
    378,100   QUALCOMM, Inc.(h)........          19,135,641
    100,600   Sprint Nextel Corp. .....           2,599,504
     10,400   Telephone and Data
                Systems,
                Inc. -- Special
                Common Shares..........             392,600
    453,300   Verizon Communications,
                Inc. ..................          15,439,398
                                             --------------
                                                 62,310,092
                                             --------------
              TOYS -- 0.1%
     61,600   Mattel, Inc. ............           1,116,808
                                             --------------
              TRANSPORTATION -- 1.9%
     33,000   Burlington Northern Santa
                Fe Corp. ..............           2,749,890
     60,200   CNF, Inc. ...............           3,006,388
     49,400   CSX Corp. ...............           2,954,120
    115,200   Laidlaw International,
                Inc. ..................           3,133,440
    111,600   Norfolk Southern
                Corp. .................           6,034,212
     41,900   Teekay Shipping Corp.
                (Marshall Islands).....           1,553,233
     41,500   Union Pacific Corp. .....           3,874,025
                                             --------------
                                                 23,305,308
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 2.8%
    112,900   Alliant Energy
                Corp.(h)...............      $    3,552,963
     84,700   American Electric Power
                Company, Inc. .........           2,881,494
     74,000   Constellation Energy
                Group..................           4,048,540
    166,400   Edison International.....           6,852,352
     63,500   Entergy Corp. ...........           4,377,690
     82,600   FirstEnergy Corp. .......           4,039,140
    138,400   PG&E Corp. ..............           5,383,760
     61,600   TXU Corp. ...............           2,757,216
                                             --------------
                                                 33,893,155
                                             --------------
              TOTAL COMMON STOCKS
                (Cost
                $1,067,858,298)........       1,201,088,014
                                             --------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 5.6%
$68,221,830   Securities Lending
                Collateral Investment
                (Note 3) (Cost
                $68,221,830)...........          68,221,830
                                             --------------
              TOTAL SECURITIES
                (Cost
                $1,136,080,128)........       1,269,309,844
                                             --------------
              REPURCHASE AGREEMENTS -- 0.7%
  8,558,750   With Investors Bank and
                Trust, dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $8,561,803
                (Collateralized by
                various, Freddie Mac
                Adjustable Rate
                Mortgages 5.20% --
                5.30%, due 04/15/23 --
                11/15/31, with a total
                value of $7,400,414 and
                Government National
                Mortgage Association,
                4.50%, due 09/20/32,
                with a value of
                $1,586,274) (Cost
                $8,558,750)............           8,558,750
                                             --------------
              Total
                Investments -- 105.6%
                (Cost
                $1,144,638,878)........       1,277,868,594
              Liabilities less other
                assets -- (5.6)%.......         (67,898,086)
                                             --------------
              NET ASSETS -- 100.0%.....      $1,209,970,508
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $1,144,638,878.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $157,224,783
    Gross unrealized depreciation..........   (23,995,067)
                                             ------------
    Net unrealized appreciation............  $133,229,716
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.3%
               AEROSPACE AND DEFENSE -- 1.8%
     322,244   General Dynamics Corp. .....  $   20,617,171
     357,570   The Boeing Company..........      27,865,430
                                             --------------
                                                 48,482,601
                                             --------------
               AGRICULTURE -- 0.7%
     221,015   Monsanto Company............      18,731,021
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.3%
     292,260   Nordstrom, Inc. ............      11,450,747
     931,620   Urban Outfitters,
                 Inc.*(h)..................      22,861,955
                                             --------------
                                                 34,312,702
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 1.0%
     250,942   Toyota Motor Corp. (ADR)
                 (Japan)...................      27,327,584
                                             --------------
               BANKS -- 2.6%
     464,345   Commerce Bancorp,
                 Inc. -- New Jersey(h).....      17,018,244
     458,152   UBS AG (Switzerland)(h).....      50,382,976
                                             --------------
                                                 67,401,220
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.3%
     374,109   XM Satellite Radio Holdings,
                 Inc. -- Class A*(h).......       8,331,407
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.6%
     357,505   First Data Corp. ...........      16,738,384
                                             --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 7.2%
   1,071,085   Activision, Inc.*...........      14,770,262
     762,513   Electronic Arts, Inc.*......      41,724,711
   3,858,830   Microsoft Corp. ............     104,998,765
     462,370   SanDisk Corp.*(h)...........      26,595,522
                                             --------------
                                                188,089,260
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
     408,213   Lennar Corp. -- Class
                 A(h)......................      24,647,901
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.1%
     229,905   Altria Group, Inc. .........      16,291,068
     280,345   Colgate-Palmolive Company...      16,007,700
     566,915   FedEx Corp. ................      64,027,380
   1,571,871   Procter & Gamble Company....      90,571,207
                                             --------------
                                                186,897,355
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED OPERATIONS AND SERVICES -- 2.5%
   1,654,740   General Electric Company....  $   57,551,857
      86,000   Textron, Inc. ..............       8,031,540
                                             --------------
                                                 65,583,397
                                             --------------
               ELECTRONICS -- 0.9%
     310,327   Agilent Technologies,
                 Inc.*.....................      11,652,779
     738,830   ATI Technologies, Inc.
                 (Canada)*.................      12,693,099
                                             --------------
                                                 24,345,878
                                             --------------
               FINANCIAL SERVICES -- 8.2%
     758,035   American Express Company....      39,834,739
      69,729   Chicago Mercantile Exchange
                 Holdings, Inc. ...........      31,203,728
     214,544   Lehman Brothers Holdings,
                 Inc. .....................      31,008,044
     212,105   Merrill Lynch & Company,
                 Inc. .....................      16,705,390
     638,435   SLM Corp. ..................      33,160,314
     399,170   The Goldman Sachs Group,
                 Inc. .....................      62,653,723
                                             --------------
                                                214,565,938
                                             --------------
               FOOD AND BEVERAGE -- 2.0%
     542,999   PepsiCo, Inc. ..............      31,379,912
     476,215   The Coca-Cola Company.......      19,939,122
                                             --------------
                                                 51,319,034
                                             --------------
               INSURANCE -- 0.2%
     165,546   Genworth Financial,
                 Inc. -- Class A...........       5,534,203
                                             --------------
               INTERNET SERVICES -- 4.5%
     274,343   Akamai Technologies,
                 Inc.*(h)..................       9,023,141
   2,081,814   Cisco Systems, Inc.*........      45,112,909
     117,195   Google, Inc. -- Class A*....      45,706,050
     933,130   Juniper Networks, Inc.*.....      17,841,446
                                             --------------
                                                117,683,546
                                             --------------
               LEISURE AND RECREATION -- 4.5%
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(h)...............       7,227,691
     337,460   Las Vegas Sands Corp.*(h)...      19,120,484
     795,179   MGM MIRAGE*.................      34,264,263
     384,225   Starwood Hotels & Resorts
                 Worldwide, Inc.(h)........      26,023,559
     416,544   Wynn Resorts, Ltd.*(h)......      32,011,406
                                             --------------
                                                118,647,403
                                             --------------

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 2.0%
     733,732   Caterpillar, Inc. ..........  $   52,689,295
                                             --------------
               MANUFACTURING -- 0.6%
     204,160   3M Company..................      15,452,870
                                             --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 10.0%
     269,990   DaVita, Inc.*...............      16,256,098
     287,785   Kinetic Concepts,
                 Inc.*(h)..................      11,848,108
     354,550   Medco Health Solutions,
                 Inc.*.....................      20,287,351
     808,743   Medtronic, Inc. ............      41,043,708
     356,040   Omnicare, Inc.(h)...........      19,578,640
   1,689,689   UnitedHealth Group, Inc. ...      94,386,029
     149,840   Varian Medical Systems,
                 Inc.*.....................       8,415,014
     272,980   WellPoint, Inc.*............      21,136,841
     387,324   Zimmer Holdings, Inc.*......      26,183,102
                                             --------------
                                                259,134,891
                                             --------------
               OIL, COAL AND GAS -- 3.3%
     290,770   Baker Hughes, Inc. .........      19,888,668
     375,355   Halliburton Company.........      27,408,422
     457,915   Newfield Exploration
                 Company*..................      19,186,639
     166,525   Schlumberger, Ltd.
                 (Netherlands Antilles)....      21,077,069
                                             --------------
                                                 87,560,798
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 9.2%
     357,492   Abbott Laboratories.........      15,182,685
     496,069   Amgen, Inc.*................      36,089,020
     169,745   Amylin Pharmaceuticals,
                 Inc.*(h)..................       8,309,018
     407,960   Cardinal Health, Inc. ......      30,401,179
     551,900   Caremark Rx, Inc.*..........      27,142,442
     212,666   Eli Lilly and Company.......      11,760,430
     840,135   Genentech, Inc.*............      70,999,809
     292,605   MedImmune, Inc.*(h).........      10,703,491
     436,199   Schering-Plough Corp. ......       8,283,419
     474,480   Wyeth.......................      23,021,770
                                             --------------
                                                241,893,263
                                             --------------
               RETAIL -- 9.4%
     924,230   CVS Corp. ..................      27,606,750
     593,385   Kohl's Corp.*...............      31,455,339
     812,059   Lowe's Companies, Inc. .....      52,329,082
     400,540   Office Depot, Inc.*.........      14,916,110
     198,740   Sears Holdings Corp.*.......      26,281,378

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
   1,516,254   The Home Depot, Inc.(h).....  $   64,137,544
     624,520   Wal-Mart Stores, Inc. ......      29,502,325
                                             --------------
                                                246,228,528
                                             --------------
               RETAIL: RESTAURANTS -- 0.8%
     541,960   Starbucks Corp.*............      20,399,374
                                             --------------
               SEMICONDUCTORS -- 6.8%
   2,053,160   Applied Materials, Inc. ....      35,950,832
     262,550   Intersil Corp. .............       7,592,946
     670,530   Maxim Integrated Products,
                 Inc. .....................      24,910,190
     955,365   Micron Technology, Inc.*....      14,062,973
   1,186,800   National Semiconductor
                 Corp. ....................      33,040,512
     676,455   Teradyne, Inc.*(h)..........      10,491,817
   1,133,360   Texas Instruments, Inc. ....      36,800,198
     630,520   Xilinx, Inc. ...............      16,053,039
                                             --------------
                                                178,902,507
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 6.5%
     288,685   Corning, Inc.*..............       7,768,513
   1,992,600   JDS Uniphase Corp.*(h)......       8,309,142
   1,511,909   Motorola, Inc. .............      34,637,835
   2,228,223   QUALCOMM, Inc. .............     112,770,366
     201,140   Telefonaktiebolaget LM
                 Ericsson (ADR)
                 (Sweden)(h)...............       7,587,001
                                             --------------
                                                171,072,857
                                             --------------
               TRANSPORTATION -- 3.4%
     439,858   Burlington Northern Santa Fe
                 Corp. ....................      36,653,367
     236,340   Norfolk Southern Corp. .....      12,778,904
     419,250   Union Pacific Corp. ........      39,136,987
                                             --------------
                                                 88,569,258
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $2,201,972,348).....   2,580,542,475
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 6.1%
$160,702,797   Securities Lending
                 Collateral Investment
                 (Note 3)
                 (Cost $160,702,797).......     160,702,797
                                             --------------
               TOTAL SECURITIES
                 (Cost $2,362,675,145).....   2,741,245,272
                                             --------------

                    See notes to portfolios of investments.

                            EQUITY GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENTS -- 1.3%
$ 34,656,684   With Investors Bank and
                 Trust, dated 03/31/06,
                 4.28%, due 04/03/06,
                 repurchase proceeds at
                 maturity $34,669,045
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 4.55%, due
                 01/01/35, with a value of
                 $31,795,464, and Small
                 Business Administration,
                 7.38%, due 09/25/16, with
                 a value of $4,594,054)
                 (Cost $34,656,684)........  $   34,656,684
                                             --------------
               Total Investments -- 105.7%
                 (Cost $2,397,331,829).....   2,775,901,956
               Liabilities less other
                 assets -- (5.7)%..........    (148,843,862)
                                             --------------
               NET ASSETS -- 100.0%........  $2,627,058,094
                                             ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $2,397,331,829.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $418,701,583
    Gross unrealized depreciation..........   (40,131,456)
                                             ------------
    Net unrealized appreciation............  $378,570,127
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 96.3%
              AEROSPACE AND DEFENSE -- 2.1%
    349,000   Goodrich Corp. ................  $ 15,219,890
                                               ------------
              AIRLINES -- 0.3%
     46,400   Alaska Air Group, Inc.*........     1,644,880
    121,900   ExpressJet Holdings, Inc.*.....       906,936
                                               ------------
                                                  2,551,816
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 1.0%
     62,400   Kellwood Company(h)............     1,958,736
     59,600   Russell Corp. .................       822,480
     98,550   The Cato Corp. -- Class A......     2,351,403
     44,300   VF Corp. ......................     2,520,670
                                               ------------
                                                  7,653,289
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.0%
     97,600   ArvinMeritor, Inc.(h)..........     1,455,216
     52,900   Autoliv, Inc. .................     2,993,082
    100,900   Navistar International
                Corp.*.......................     2,782,822
                                               ------------
                                                  7,231,120
                                               ------------
              BANKS -- 6.1%
     88,400   Comerica, Inc.(h)..............     5,124,548
     35,300   Downey Financial Corp.(h)......     2,375,690
    155,200   KeyCorp........................     5,711,360
    211,500   Marshall & Ilsley Corp. .......     9,217,170
    144,600   PNC Financial Services Group,
                Inc. ........................     9,733,026
     90,900   State Street Corp. ............     5,493,087
     73,900   Trustmark Corp.(h).............     2,338,196
     34,600   UnionBanCal Corp. .............     2,427,536
     67,259   United Bankshares, Inc. .......     2,574,002
                                               ------------
                                                 44,994,615
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.7%
     84,900   The EW Scripps Company -- Class
                A............................     3,795,879
     42,100   Tribune Company................     1,154,803
                                               ------------
                                                  4,950,682
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 2.3%
    169,800   Convergys Corp.*...............     3,092,058
     89,800   Dun & Bradstreet Corp.*........     6,885,864
    114,500   Manpower, Inc. ................     6,547,110
                                               ------------
                                                 16,525,032
                                               ------------
              CHEMICALS -- 3.1%
     38,100   Ashland, Inc. .................     2,708,148
     42,300   Eastman Chemical Company(h)....     2,164,914
    146,500   PolyOne Corp.*.................     1,365,380
     38,100   PPG Industries, Inc. ..........     2,413,635

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
     57,100   Spartech Corp. ................  $  1,370,400
    286,500   Syngenta AG (ADR)
                (Switzerland)(h).............     8,053,515
     60,800   The Lubrizol Corp. ............     2,605,280
     63,400   The Valspar Corp. .............     1,766,958
      2,036   Tronox, Inc. -- Class B........        34,598
                                               ------------
                                                 22,482,828
                                               ------------
              COMMERCIAL SERVICES -- 1.1%
    188,200   ChoicePoint, Inc.*.............     8,421,950
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 4.0%
    390,900   Activision, Inc.*..............     5,390,511
     24,800   Computer Sciences Corp.*.......     1,377,640
    358,100   NCR Corp.*.....................    14,964,999
    132,400   Sybase, Inc.*..................     2,796,288
     85,100   The Reynolds and Reynolds
                Company -- Class A...........     2,416,840
    127,400   Western Digital Corp.*.........     2,475,382
                                               ------------
                                                 29,421,660
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.3%
    306,500   American Standard Companies,
                Inc. ........................    13,136,590
     28,300   Beazer Homes USA, Inc. ........     1,859,310
     15,200   KB Home(h).....................       987,696
     17,000   The Ryland Group, Inc. ........     1,179,800
                                               ------------
                                                 17,163,396
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.7%
     73,500   Blyth, Inc. ...................     1,544,970
     82,900   Eastman Kodak Company(h).......     2,357,676
    108,600   Fortune Brands, Inc. ..........     8,756,418
     77,200   Newell Rubbermaid, Inc. .......     1,944,668
     77,700   Tupperware Corp. ..............     1,599,843
     37,900   Whirlpool Corp.(h).............     3,466,713
                                               ------------
                                                 19,670,288
                                               ------------
              CONTAINERS AND PACKAGING -- 1.4%
    228,900   Ball Corp. ....................    10,032,687
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 2.2%
     36,600   LandAmerica Financial Group,
                Inc.(h)......................     2,483,310
    145,200   Textron, Inc. .................    13,560,228
                                               ------------
                                                 16,043,538
                                               ------------
              ELECTRONICS -- 2.5%
    126,900   Amphenol Corp. -- Class A......     6,621,642
    351,100   Avnet, Inc.*...................     8,910,918

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
     47,600   Belden CDT, Inc.(h)............  $  1,296,148
    327,400   Solectron Corp.*...............     1,309,600
                                               ------------
                                                 18,138,308
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.2%
    135,700   Allied Waste Industries,
                Inc.*(h).....................     1,660,968
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.5%
    112,400   United Rentals North America,
                Inc.*(h).....................     3,877,800
                                               ------------
              FINANCIAL SERVICES -- 3.1%
     75,964   Advanta Corp. -- Class B.......     2,800,793
     58,100   AG Edwards, Inc. ..............     2,896,866
     44,900   AmeriCredit Corp.*.............     1,379,777
     48,200   CIT Group, Inc. ...............     2,579,664
    241,000   E*TRADE Financial Corp.*.......     6,502,180
     80,500   Friedman, Billings, Ramsey
                Group, Inc. -- Class A(h)....       755,090
     54,800   H&R Block, Inc. ...............     1,186,420
     91,400   Nuveen Investments --
                Class A(h)...................     4,400,910
                                               ------------
                                                 22,501,700
                                               ------------
              FOOD AND BEVERAGE -- 3.9%
    216,300   Archer-Daniels-Midland
                Company......................     7,278,495
    322,600   Del Monte Foods Company........     3,826,036
    158,600   McCormick & Company, Inc. .....     5,370,196
    293,000   Sysco Corp. ...................     9,390,650
     53,200   The Pepsi Bottling Group,
                Inc. ........................     1,616,748
     76,500   Tyson Foods, Inc. -- Class
                A(h).........................     1,051,110
                                               ------------
                                                 28,533,235
                                               ------------
              INSURANCE -- 8.2%
    246,600   Aon Corp. .....................    10,236,366
     14,800   CIGNA Corp. ...................     1,933,176
     64,680   Cincinnati Financial Corp. ....     2,721,088
    214,700   Genworth Financial, Inc. --
                Class A......................     7,177,421
    102,000   Horace Mann Educators Corp. ...     1,917,600
     40,600   Jefferson-Pilot Corp.(h).......     2,271,164
     59,800   Lincoln National Corp. ........     3,264,482
    184,000   MBIA, Inc.(h)..................    11,063,919
     28,400   MGIC Investment Corp. .........     1,892,292
     92,000   Nationwide Financial Services,
                Inc. -- Class A..............     3,957,840
     70,400   Principal Financial Group,
                Inc. ........................     3,435,520
     71,500   Radian Group, Inc. ............     4,307,875

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     56,300   SAFECO Corp. ..................  $  2,826,823
     55,000   Unitrin, Inc. .................     2,558,050
                                               ------------
                                                 59,563,616
                                               ------------
              INTERNET SERVICES -- 0.3%
    259,500   EarthLink, Inc.*...............     2,478,225
                                               ------------
              LEISURE AND RECREATION -- 1.3%
    118,300   Harrah's Entertainment,
                Inc. ........................     9,222,668
                                               ------------
              MANUFACTURING -- 4.3%
    111,300   Carlisle Companies, Inc.(h)....     9,104,340
     41,300   Crane Company..................     1,693,713
     64,700   EnPro Industries, Inc.*........     2,219,210
     84,900   Furniture Brands International,
                Inc.(h)......................     2,080,899
    103,200   ITT Industries, Inc. ..........     5,801,904
    124,200   Precision Castparts Corp. .....     7,377,480
     28,800   SPX Corp. .....................     1,538,496
    104,900   Tredegar Corp. ................     1,668,959
                                               ------------
                                                 31,485,001
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.6%
    190,900   Boston Scientific Corp.*.......     4,400,245
    262,400   CR Bard, Inc.(h)...............    17,793,344
     27,800   Guidant Corp. .................     2,170,068
     31,400   Kindred Healthcare, Inc.*(h)...       789,710
     31,200   Universal Health Services,
                Inc. -- Class B..............     1,584,648
                                               ------------
                                                 26,738,015
                                               ------------
              METALS AND MINING -- 0.4%
     15,900   Nucor Corp. ...................     1,666,161
     20,700   United States Steel Corp.(h)...     1,256,076
                                               ------------
                                                  2,922,237
                                               ------------
              OIL AND GAS: PIPELINES -- 3.0%
     57,100   National Fuel Gas Company......     1,868,312
    189,800   Questar Corp. .................    13,295,490
    313,800   The Williams Companies,
                Inc. ........................     6,712,182
                                               ------------
                                                 21,875,984
                                               ------------
              OIL, COAL AND GAS -- 3.6%
     28,400   Amerada Hess Corp.(h)..........     4,044,160
     10,099   Kerr-McGee Corp. ..............       964,253
     68,306   Marathon Oil Corp. ............     5,202,868
    144,200   ONEOK, Inc. ...................     4,650,450
    121,000   Praxair, Inc. .................     6,673,150

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     40,200   Sunoco, Inc. ..................  $  3,118,314
     49,340   Swift Energy Company*..........     1,848,276
                                               ------------
                                                 26,501,471
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
     86,000   MeadWestvaco Corp. ............     2,348,660
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.3%
     30,800   AmerisourceBergen Corp. .......     1,486,716
    213,900   Endo Pharmaceuticals Holdings,
                Inc.*........................     7,018,059
    113,200   King Pharmaceuticals, Inc.*....     1,952,700
     91,900   Millipore Corp.*...............     6,714,214
                                               ------------
                                                 17,171,689
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.8%
    105,900   Brookfield Asset Management,
                Inc. -- Class A
                (Canada)(h)..................     5,830,854
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.6%
     47,800   American Home Mortgage
                Investment Corp.(h)..........     1,491,838
    227,500   Anthracite Capital, Inc. ......     2,497,950
     53,200   Crescent Real Estate Equities
                Company......................     1,120,924
    335,800   HRPT Properties Trust..........     3,942,292
    180,000   MeriStar Hospitality Corp.*....     1,868,400
     38,998   RAIT Investment Trust..........     1,101,304
                                               ------------
                                                 12,022,708
                                               ------------
              RETAIL -- 2.9%
     48,500   Borders Group, Inc. ...........     1,224,140
    318,300   Dollar Tree Stores, Inc.*(h)...     8,807,361
     89,700   Federated Department Stores,
                Inc. ........................     6,548,100
     77,900   JC Penney Company, Inc. --
                Holding Company..............     4,705,939
                                               ------------
                                                 21,285,540
                                               ------------
              RETAIL: RESTAURANTS -- 2.1%
    158,100   Brinker International,
                Inc.(h)......................     6,679,725
    179,300   YUM! Brands, Inc. .............     8,760,598
                                               ------------
                                                 15,440,323
                                               ------------
              RETAIL: SUPERMARKETS -- 0.7%
    113,800   Albertson's, Inc. .............     2,921,246
     76,900   SUPERVALU, Inc. ...............     2,370,058
                                               ------------
                                                  5,291,304
                                               ------------
              RUBBER PRODUCTS -- 0.4%
    183,200   The Goodyear Tire & Rubber
                Company*(h)..................     2,652,736
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.3%
     38,700   Applera Corp.-Applied
                Biosystems Group.............  $  1,050,318
    354,900   PerkinElmer, Inc. .............     8,329,503
                                               ------------
                                                  9,379,821
                                               ------------
              SEMICONDUCTORS -- 1.7%
    668,200   LSI Logic Corp.*(h)............     7,724,392
    320,800   Micron Technology, Inc.*.......     4,722,176
                                               ------------
                                                 12,446,568
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.4%
    126,900   Amdocs, Ltd. (Guernsey)*.......     4,576,014
    812,900   Avaya, Inc.*(h)................     9,185,770
     86,100   CenturyTel, Inc.(h)............     3,368,232
    123,500   CommScope, Inc.*(h)............     3,525,925
     96,000   Comverse Technology, Inc.*.....     2,258,880
     83,400   Polycom, Inc.*.................     1,808,112
                                               ------------
                                                 24,722,933
                                               ------------
              TOYS -- 0.3%
    136,600   Mattel, Inc. ..................     2,476,558
                                               ------------
              TRANSPORTATION -- 3.6%
     45,300   Arkansas Best Corp. ...........     1,772,136
    181,200   CSX Corp. .....................    10,835,760
     70,600   GATX Corp. ....................     2,915,074
    101,600   Norfolk Southern Corp. ........     5,493,512
    135,400   Sabre Holdings Corp. -- Class
                A(h).........................     3,185,962
     98,700   Swift Transportation Company,
                Inc.*........................     2,144,751
                                               ------------
                                                 26,347,195
                                               ------------
              UTILITIES -- 9.7%
    179,600   AGL Resources, Inc. ...........     6,474,580
     73,100   Alliant Energy Corp.(h)........     2,300,457
    135,300   American Electric Power
                Company, Inc. ...............     4,602,906
    118,300   Cleco Corp. ...................     2,641,639
    555,900   CMS Energy Corp.*..............     7,198,905
     53,200   DTE Energy Company.............     2,132,788
     83,500   Duquesne Light Holdings,
                Inc.(h)......................     1,377,750
    123,100   FirstEnergy Corp. .............     6,019,590
    119,300   NiSource, Inc. ................     2,412,246
    355,400   Northeast Utilities(h).........     6,940,962
     62,700   Pinnacle West Capital Corp. ...     2,451,570
    204,300   PPL Corp. .....................     6,006,420
     24,800   Progress Energy, Inc.(h).......     1,090,704

                    See notes to portfolios of investments.

                            MID-CAP VALUE PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES (CONTINUED)
    133,800   Public Service Enterprise
                Group, Inc. .................  $  8,568,551
    135,900   Puget Energy, Inc. ............     2,878,362
    210,300   TECO Energy, Inc. .............     3,390,036
    228,100   Xcel Energy, Inc. .............     4,140,015
                                               ------------
                                                 70,627,481
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $632,997,605)..........   705,906,389
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 12.5%
$92,062,768   Securities Lending Collateral
                Investment (Note 3)
                (Cost $92,062,768)...........    92,062,768
                                               ------------
              TOTAL SECURITIES
                (Cost $725,060,373)..........   797,969,157
                                               ------------
              REPURCHASE AGREEMENTS -- 4.3%
 31,910,660   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $31,922,041
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages,
                4.20% - 4.38%, due 03/01/33 -
                01/01/34, with a total value
                of $33,506,193 (Cost
                $31,910,660).................    31,910,660
                                               ------------
              Total Investments -- 113.1%
                (Cost $756,971,033)..........   829,879,817
              Liabilities less other
                assets -- (13.1)%............   (96,268,699)
                                               ------------
              NET ASSETS -- 100.0%...........  $733,611,118
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $756,971,033.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $82,653,874
    Gross unrealized depreciation...........   (9,745,090)
                                              -----------
    Net unrealized appreciation.............  $72,908,784
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.9%
              AIRLINES -- 2.0%
    343,900   Southwest Airlines
                Company(h)...............      $  6,186,761
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 2.1%
    105,600   Oshkosh Truck Corp. .......         6,572,544
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.7%
     70,670   Fluor Corp. ...............         6,063,486
    103,600   Global Payments, Inc. .....         5,491,836
                                               ------------
                                                 11,555,322
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 9.1%
    144,900   Business Objects SA (ADR)
                (France)*(h).............         5,284,503
    261,000   Ceridian Corp.*............         6,642,450
    248,300   Citrix Systems, Inc.*......         9,410,570
    152,866   FactSet Research Systems,
                Inc. ....................         6,779,607
                                               ------------
                                                 28,117,130
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.0%
    108,300   Washington Group
                International, Inc. .....         6,215,337
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.4%
    124,000   Herbalife, Ltd. (Cayman
                Islands)*................         4,187,480
                                               ------------
              FINANCIAL SERVICES -- 6.2%
    234,386   Janus Capital Group,
                Inc. ....................         5,430,724
     35,000   Lazard, Ltd. -- Class A
                (Bermuda)(h).............         1,548,750
     49,950   Legg Mason, Inc. ..........         6,260,233
     75,500   T Rowe Price Group,
                Inc. ....................         5,904,855
                                               ------------
                                                 19,144,562
                                               ------------
              FOOD AND BEVERAGE -- 2.0%
    159,620   Dean Foods Company*........         6,198,045
                                               ------------
              INTERNET SERVICES -- 7.0%
    113,000   Akamai Technologies,
                Inc.*(h).................         3,716,570
    110,000   CheckFree Corp.*(h)........         5,555,000
     74,000   F5 Networks, Inc.*(h)......         5,364,260
    142,300   Monster Worldwide,
                Inc.*(h).................         7,095,078
                                               ------------
                                                 21,730,908
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              LEISURE AND RECREATION -- 4.2%
    193,000   Hilton Hotels Corp. .......      $  4,913,780
    100,000   Penn National Gaming,
                Inc.*....................         4,218,000
     50,000   Station Casinos, Inc. .....         3,968,500
                                               ------------
                                                 13,100,280
                                               ------------
              MACHINERY -- 4.1%
    150,100   Intermec, Inc.*(h).........         4,579,551
     58,300   Joy Global, Inc. ..........         3,484,591
     62,000   Rockwell Automation,
                Inc. ....................         4,458,420
                                               ------------
                                                 12,522,562
                                               ------------
              MANUFACTURING -- 1.2%
     76,000   Roper Industries, Inc. ....         3,695,880
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 8.8%
    116,300   DaVita, Inc.*..............         7,002,423
     94,000   Hologic, Inc.*.............         5,202,900
     96,200   Psychiatric Solutions,
                Inc.*....................         3,187,106
      6,045   Sierra Health Services,
                Inc.*....................           246,032
    111,800   Varian Medical Systems,
                Inc.*....................         6,278,688
    184,700   VCA Antech, Inc.*..........         5,260,256
                                               ------------
                                                 27,177,405
                                               ------------
              METALS AND MINING -- 0.5%
     16,000   Carpenter Technology
                Corp. ...................         1,512,320
                                               ------------
              OIL, COAL AND GAS -- 10.7%
    127,400   Cooper Cameron Corp.*......         5,615,792
     67,700   Diamond Offshore Drilling,
                Inc.(h)..................         6,059,150
     46,100   EOG Resources, Inc. .......         3,319,200
     83,400   Peabody Energy Corp. ......         4,204,194
    147,200   Quicksilver Resources,
                Inc.*(h).................         5,690,752
    248,600   Southwestern Energy
                Company*.................         8,002,434
                                               ------------
                                                 32,891,522
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.8%
    180,200   Celgene Corp.*.............         7,968,444
    173,700   PDL BioPharma, Inc.*.......         5,697,360
    120,000   Pharmaceutical Product
                Development, Inc. .......         4,153,200
                                               ------------
                                                 17,819,004
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.5%
     56,040   CB Richard Ellis Group,
                Inc. -- Class A*.........         4,522,428
                                               ------------

                    See notes to portfolios of investments.

                            MID-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 2.5%
    172,000   Coldwater Creek, Inc.*.....      $  4,781,600
     65,000   GameStop Corp. -- Class
                A*(h)....................         3,064,100
                                               ------------
                                                  7,845,700
                                               ------------
              RETAIL: RESTAURANTS -- 5.6%
    153,800   Darden Restaurants,
                Inc. ....................         6,310,414
    116,806   Panera Bread Company --
                Class A*(h)..............         8,781,475
     71,000   Ruby Tuesday, Inc. ........         2,277,680
                                               ------------
                                                 17,369,569
                                               ------------
              SEMICONDUCTORS -- 8.2%
    215,000   ASML Holding (the
                Netherlands)*............         4,379,550
    198,225   Broadcom Corp. -- Class
                A*.......................         8,555,391
    204,000   Intersil Corp. -- Class
                A........................         5,899,680
    120,000   Silicon Laboratories,
                Inc.*....................         6,594,000
                                               ------------
                                                 25,428,621
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 9.3%
    313,241   American Tower Corp. --
                Class A*.................         9,497,467
    211,400   Crown Castle International
                Corp.*...................         5,993,190
    132,762   Harris Corp. ..............         6,278,315
    118,000   NII Holdings, Inc.*........         6,958,460
                                               ------------
                                                 28,727,432
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $238,808,284)......       302,520,812
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 17.2%
$53,176,914   Securities Lending
                Collateral Investment
                (Note 3)
                (Cost $53,176,914).......      $ 53,176,914
                                               ------------
              TOTAL SECURITIES
                (Cost $291,985,198)......       355,697,726
                                               ------------
              REPURCHASE AGREEMENTS -- 2.1%
  6,645,908   With Investors Bank and
                Trust, dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $6,648,279
                (Collateralized by Fannie
                Mae Adjustable Rate
                Mortgage, 5.22%, due
                06/25/42, with a value of
                $6,978,204) (Cost
                $6,645,908)..............         6,645,908
                                               ------------
              Total Investments -- 117.2%
                (Cost $298,631,106)......       362,343,634
              Liabilities less other
                assets -- (17.2)%........       (53,221,520)
                                               ------------
              NET ASSETS -- 100.0%.......      $309,122,114
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $298,631,106.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $63,843,338
    Gross unrealized depreciation...........     (130,810)
                                              -----------
    Net unrealized appreciation.............  $63,712,528
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 95.2%
              AEROSPACE AND DEFENSE -- 1.8%
    120,354   Moog, Inc. -- Class A*.........  $  4,271,363
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.3%
    123,272   Phillips-Van Heusen Corp. .....     4,710,223
    196,214   Stein Mart, Inc. ..............     3,418,048
                                               ------------
                                                  8,128,271
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.9%
    154,700   Winnebago Industries,
                Inc.(h)......................     4,693,598
                                               ------------
              BANKS -- 6.6%
    171,100   BankUnited Financial
                Corp. -- Class A.............     4,626,544
    132,200   Digital Insight Corp.*.........     4,812,080
    168,073   Oriental Financial Group,
                Inc. -- Puerto Rico..........     2,428,655
     55,700   Pacific Capital Bancorp........     1,884,888
     77,800   Sterling Financial Corp. --
                Spokane......................     2,256,200
                                               ------------
                                                 16,008,367
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 5.0%
    138,600   Administaff, Inc. .............     7,534,296
    170,814   Kelly Services, Inc. -- Class
                A............................     4,641,016
                                               ------------
                                                 12,175,312
                                               ------------
              COLLECTIBLES -- 1.6%
    130,800   Sotheby's Holdings, Inc. --
                Class A*.....................     3,798,432
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 3.4%
    151,200   Checkpoint Systems, Inc.*......     4,064,256
    115,500   Verint Systems, Inc.*..........     4,085,235
                                               ------------
                                                  8,149,491
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.9%
     35,000   Hovnanian Enterprises,
                Inc. -- Class A*(h)..........     1,537,550
     63,800   Meritage Homes Corp.*(h).......     3,506,448
     57,000   Standard Pacific Corp. ........     1,916,340
                                               ------------
                                                  6,960,338
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.4%
    161,700   Elizabeth Arden, Inc.*.........     3,770,844
     43,200   The Scotts Miracle-Gro
                Company -- Class A...........     1,976,832
                                               ------------
                                                  5,747,676
                                               ------------
              DISTRIBUTION -- 3.6%
    122,953   Watsco, Inc. ..................     8,735,811
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              EDUCATION -- 1.4%
     97,662   School Specialty, Inc.*(h).....  $  3,369,339
                                               ------------
              ELECTRONICS -- 2.1%
    288,500   Sonic Solutions*(h)............     5,224,735
                                               ------------
              ENGINEERING -- 1.3%
     78,000   URS Corp.*.....................     3,139,500
                                               ------------
              FINANCIAL SERVICES -- 6.2%
     66,970   Accredited Home Lenders Holding
                Company*(h)..................     3,427,525
    124,600   Asset Acceptance Capital
                Corp.*.......................     2,425,962
    102,500   Eaton Vance Corp. .............     2,806,450
     54,400   Jefferies Group, Inc. .........     3,182,400
    107,793   Raymond James Financial,
                Inc. ........................     3,186,361
                                               ------------
                                                 15,028,698
                                               ------------
              FOOD AND BEVERAGE -- 2.3%
    158,900   United Natural Foods, Inc.*....     5,556,733
                                               ------------
              INSURANCE -- 9.2%
     93,300   American Physicians Capital,
                Inc.*........................     4,478,400
    123,713   Delphi Financial Group, Inc. --
                Class A......................     6,387,302
     53,700   Philadelphia Consolidated
                Holding Corp.*...............     1,833,318
     32,100   Protective Life Corp. .........     1,596,654
    109,600   State Auto Financial Corp. ....     3,694,616
     37,600   The Commerce Group, Inc. ......     1,986,784
     69,400   United Fire & Casualty
                Company(h)...................     2,283,260
                                               ------------
                                                 22,260,334
                                               ------------
              INTERNET SERVICES -- 2.5%
    139,600   Digital River, Inc.*(h)........     6,087,956
                                               ------------
              LEISURE AND RECREATION -- 1.8%
    146,900   WMS Industries, Inc.*(h).......     4,421,690
                                               ------------
              MACHINERY -- 2.4%
    122,700   Bucyrus International, Inc. --
                Class A......................     5,912,913
                                               ------------
              MANUFACTURING -- 0.6%
     55,200   FLIR Systems, Inc.*............     1,568,232
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 13.7%
    100,100   AMERIGROUP Corp.*..............     2,106,104
     42,700   Covance, Inc.*(h)..............     2,508,625
    157,000   Healthways, Inc.*(h)...........     7,997,579
    141,700   Immucor, Inc.*.................     4,065,373
    138,900   Matria Healthcare, Inc.*.......     5,272,644

                    See notes to portfolios of investments.

                           SMALL-CAP VALUE PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
    181,400   Sunrise Senior Living,
                Inc.*(h).....................  $  7,069,158
    127,250   United Surgical Partners
                International, Inc.*.........     4,505,923
                                               ------------
                                                 33,525,406
                                               ------------
              OIL, COAL AND GAS -- 8.6%
     89,900   Cabot Oil & Gas Corp. .........     4,308,907
     89,400   Energy Partners, Ltd.*.........     2,108,052
     59,939   Headwaters, Inc.*(h)...........     2,384,973
     64,800   Oceaneering International,
                Inc.*........................     3,713,040
     59,100   ONEOK, Inc. ...................     1,905,975
     87,000   Swift Energy Company*..........     3,259,020
     62,700   The Houston Exploration
                Company*.....................     3,304,290
                                               ------------
                                                 20,984,257
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.8%
    101,500   Salix Pharmaceuticals, Ltd.*...     1,675,765
    147,100   Serologicals Corp.*(h).........     3,598,066
    160,400   VaxGen, Inc.*..................     1,411,520
                                               ------------
                                                  6,685,351
                                               ------------
              PRINTING AND PUBLISHING -- 0.9%
     84,904   Scholastic Corp.*..............     2,272,031
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     47,687   Entertainment Properties
                Trust........................     2,001,900
                                               ------------
              RETAIL -- 1.0%
     50,000   Guitar Center, Inc.*...........     2,385,000
                                               ------------
              RETAIL: RESTAURANTS -- 3.4%
     52,600   Brinker International,
                Inc.(h)......................     2,222,350
    124,200   CEC Entertainment, Inc.*.......     4,175,604
     53,200   Sonic Corp.*...................     1,868,916
                                               ------------
                                                  8,266,870
                                               ------------
              TOOLS -- 0.9%
     54,700   Snap-on, Inc.(h)...............     2,085,164
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES -- 0.8%
     82,400   PNM Resources, Inc. ...........  $  2,010,560
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $200,703,579)..........   231,455,328
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 22.0%
$53,515,467   Securities Lending Collateral
                Investment (Note 3)
                (Cost $53,515,467)...........    53,515,467
                                               ------------
              TOTAL SECURITIES
                (Cost $254,219,046)..........   284,970,795
                                               ------------
              REPURCHASE AGREEMENTS -- 4.0%
  9,639,110   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $9,642,548
                (Collateralized by Small
                Business Administration,
                7.11%, due 01/25/30, with a
                value of $10,121,065)
                (Cost $9,639,110)............     9,639,110
                                               ------------
              Total Investments -- 121.2%
                (Cost $263,858,156)..........   294,609,905
              Liabilities less other
                assets -- (21.2)%............   (51,521,117)
                                               ------------
              NET ASSETS -- 100.0%...........  $243,088,788
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $263,858,156.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $38,754,907
    Gross unrealized depreciation...........   (8,003,158)
                                              -----------
    Net unrealized appreciation.............  $30,751,749
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS -- 97.4%
              ADVERTISING -- 0.4%
     104,750  ADVO, Inc. .................  $    3,352,000
      80,950  Catalina Marketing Corp. ...       1,869,945
      13,200  Ventiv Health, Inc.*(h).....         438,504
                                            --------------
                                                 5,660,449
                                            --------------
              AEROSPACE AND DEFENSE -- 0.6%
      60,600  AAR Corp.*..................       1,725,888
      33,000  Innovative Solutions and
                Support, Inc.*............         429,000
     104,050  Moog, Inc. -- Class A*......       3,692,735
       5,900  Orbital Sciences Corp.*.....          93,338
      35,950  Teledyne Technologies,
                Inc.*.....................       1,279,820
       3,400  United Industrial Corp. ....         207,162
                                            --------------
                                                 7,427,943
                                            --------------
              AGRICULTURE -- 0.0%
      26,000  UAP Holding Corp. ..........         559,000
                                            --------------
              AIRLINES -- 0.5%
     130,850  AirTran Holdings, Inc.*.....       2,369,694
     105,400  Continental Airlines,
                Inc. -- Class B*(h).......       2,835,260
     159,700  ExpressJet Holdings,
                Inc.*.....................       1,188,168
      66,950  Mesa Air Group, Inc.*(h)....         765,908
                                            --------------
                                                 7,159,030
                                            --------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.6%
      65,100  AnnTaylor Stores Corp.*.....       2,395,029
     185,810  Cache, Inc.*................       3,407,755
      24,600  Charming Shoppes, Inc.*.....         365,802
       4,750  Columbia Sportswear
                Company*..................         253,318
      95,200  Crocs, Inc.*(h).............       2,394,280
      24,100  Genesco, Inc.*..............         937,249
       8,400  Guess?, Inc.*...............         328,524
     180,260  Iconix Brand Group, Inc.*...       2,622,783
      49,843  Jos A Bank Clothiers,
                Inc.*(h)..................       2,389,972
      45,600  Kellwood Company(h).........       1,431,384
      93,350  Payless ShoeSource, Inc.*...       2,136,782
     143,250  Phillips-Van Heusen
                Corp. ....................       5,473,582
      44,150  Polo Ralph Lauren Corp. ....       2,675,932
     367,750  Quiksilver, Inc.*...........       5,097,015
      12,000  Skechers USA, Inc. -- Class
                A*........................         299,160
     176,000  Stage Stores, Inc. .........       5,235,999
     190,300  Stein Mart, Inc. ...........       3,315,026
     157,800  The Cato Corp. -- Class A...       3,765,108
       4,000  The Dress Barn, Inc.*(h)....         191,800

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL
                (CONTINUED)
       8,300  Too, Inc.*..................  $      285,105
     109,000  Wolverine World Wide,
                Inc. .....................       2,412,170
                                            --------------
                                                47,413,775
                                            --------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 0.6%
      38,600  Aftermarket Technology
                Corp.*....................         872,746
       7,900  Commercial Vehicle Group,
                Inc.*.....................         151,759
     104,200  CSK Auto Corp.*.............       1,445,254
       4,150  Keystone Automotive
                Industries, Inc.*.........         175,172
      63,050  Modine Manufacturing
                Company...................       1,859,975
     179,350  Spartan Motors, Inc. .......       2,062,525
      51,800  Winnebago Industries,
                Inc.(h)...................       1,571,612
                                            --------------
                                                 8,139,043
                                            --------------
              BANKS -- 5.3%
       4,650  1st Source Corp. ...........         139,407
      85,250  AMCORE Financial, Inc. .....       2,695,604
       6,400  Ameris Bancorp..............         148,864
     138,200  Astoria Financial Corp. ....       4,278,671
      14,700  BancFirst Corp. ............         640,920
      21,950  BancorpSouth, Inc. .........         527,020
      67,773  BankUnited Financial
                Corp. -- Class A..........       1,832,582
      98,223  Boston Private Financial
                Holdings, Inc.(h).........       3,318,954
       4,450  Camden National Corp. ......         170,880
       8,500  Capital Crossing Bank*......         270,810
       7,750  Chittenden Corp. ...........         224,518
      12,550  City Holding Company........         461,715
      14,150  Columbia Banking System,
                Inc. .....................         473,459
       2,550  Community Bancorp*..........          78,974
       7,550  Community Trust Bancorp,
                Inc. .....................         255,945
      29,100  Corus Bankshares, Inc.(h)...       1,729,704
       6,600  Downey Financial Corp. .....         444,180
      51,600  East West Bancorp, Inc. ....       1,989,180
       7,200  Eurobancshares, Inc. --
                Puerto Rico*..............          84,888
       9,250  First Charter Corp. ........         228,475
       3,800  First Citizens Bancshares,
                Inc. -- Class A...........         733,400
       2,750  First Community Bancorp.....         158,565
      42,950  First Financial Bancorp.....         714,688
      14,400  First Financial Bankshares,
                Inc. .....................         551,520
       3,400  First Financial Holdings.
                Inc. .....................         107,780
      22,475  First Indiana Corp. ........         627,053

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      74,100  First Midwest Bancorp,
                Inc. .....................  $    2,709,836
       3,700  First State Bancorp.........          98,272
      29,850  FirstFed Financial
                Corp.*(h).................       1,785,329
       7,000  Flushing Financial Corp. ...         122,220
      78,050  Fremont General Corp.(h)....       1,682,758
      20,650  Frontier Financial Corp. ...         682,276
      15,250  Hancock Holding Company.....         709,430
       5,400  Harbor Florida Bancshares,
                Inc. .....................         204,498
       3,800  Horizon Financial Corp. ....          97,128
       6,800  Independent Bank Corp. --
                Massachusetts.............         218,620
       9,690  Independent Bank Corp. --
                Michigan..................         275,681
       3,700  Integra Bank Corp. .........          84,582
      79,800  International Bancshares
                Corp. ....................       2,292,654
      29,500  Irwin Financial Corp. ......         570,235
       5,650  ITLA Capital Corp. .........         272,443
       5,845  MainSource Financial Group,
                Inc. .....................         110,471
      45,550  MB Financial, Inc. .........       1,612,470
      11,600  MBT Financial Corp. ........         194,880
      19,900  Mid-State Bancshares........         585,657
       5,000  NBC Capital Corp. ..........         114,650
     181,150  NewAlliance Bancshares,
                Inc. .....................       2,613,994
       3,600  OceanFirst Financial
                Corp. ....................          88,200
      11,200  Old Second Bancorp, Inc. ...         367,696
      51,600  Oriental Financial Group,
                Inc. -- Puerto Rico.......         745,620
      75,300  Pacific Capital Bancorp.....       2,548,152
      11,600  PFF Bancorp, Inc. ..........         391,036
      94,800  PrivateBancorp, Inc.(h).....       3,933,251
      16,750  S&T Bancorp, Inc. ..........         612,715
       3,500  Sandy Spring Bancorp,
                Inc. .....................         132,965
      15,250  Santander BanCorp -- Puerto
                Rico......................         387,350
       3,210  SCBT Financial Corp. .......         112,607
       5,500  Simmons First National
                Corp. -- Class A..........         163,680
       5,775  Sterling Financial Corp. --
                Pennsylvania..............         126,126
      87,450  Sterling Financial Corp. --
                Spokane...................       2,536,050
       5,850  Suffolk Bancorp.............         202,995
     130,450  SVB Financial Group*(h).....       6,920,372
       6,500  SY Bancorp, Inc. ...........         171,730
       5,100  Taylor Capital Group,
                Inc. .....................         199,869
      87,670  Texas Regional Bancshares,
                Inc. -- Class A...........       2,585,388
      16,400  TierOne Corp. ..............         556,780

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
       8,100  TrustCo Bank Corp. NY.......  $       98,577
      18,450  Trustmark Corp.(h)..........         583,758
       2,850  Uninvest Corp. of
                Pennsylvania..............          72,561
       4,450  Union Bankshares Corp. .....         203,410
      24,300  United Bankshares, Inc. ....         929,961
      20,250  United Community Financial
                Corp. ....................         245,430
       9,005  USB Holding Company,
                Inc. .....................         206,575
       6,600  Washington Trust Bancorp,
                Inc. .....................         185,262
       4,750  WesBanco, Inc. .............         155,848
       6,400  West Coast Bancorp..........         178,880
      56,700  Westamerica Bancorp.........       2,943,863
      18,650  Wintrust Financial Corp. ...       1,084,871
       7,300  WSFS Financial Corp. .......         458,659
                                            --------------
                                                70,056,077
                                            --------------
              BROADCAST SERVICES/MEDIA -- 0.7%
      29,850  Citadel Broadcasting
                Company...................         331,037
      99,550  CKX, Inc.*..................       1,301,119
      40,800  Emmis Communications
                Corp. -- Class A*.........         652,800
      11,150  Gray Television, Inc. ......          93,660
      73,500  Pixar*......................       4,714,289
      93,000  Sinclair Broadcast Group,
                Inc. -- Class A...........         757,950
      90,650  Westwood One, Inc. .........       1,000,776
                                            --------------
                                                 8,851,631
                                            --------------
              BUSINESS SERVICES AND SUPPLIES -- 3.5%
      39,700  Acxiom Corp. ...............       1,025,848
     153,650  Administaff, Inc. ..........       8,352,414
      18,950  Ambassadors Group, Inc. ....         481,330
     142,678  Barrett Business Services,
                Inc.*.....................       3,852,306
      80,650  CSG Systems International,
                Inc.*.....................       1,875,919
     151,370  FirstService Corp.
                (Canada)*.................       3,722,188
       8,950  Forrester Research, Inc.*...         199,764
     112,200  Global Payments, Inc. ......       5,947,722
      37,100  Huron Consulting Group,
                Inc.*.....................       1,123,759
      50,750  John H Harland Company......       1,994,475
      33,130  Kelly Services,
                Inc. -- Class A...........         900,142
       4,000  Kenexa Corp.*...............         123,000
       4,300  Labor Ready, Inc.*..........         102,985
      32,700  LightBridge, Inc.*..........         362,970
     122,200  MAXIMUS, Inc. ..............       4,396,756
     237,220  Optimal Group, Inc. -- Class
                A (Canada)*...............       3,446,807
      61,950  Portfolio Recovery
                Associates, Inc.*.........       2,901,119

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
      18,000  Resources Connection,
                Inc.*.....................  $      448,380
     106,800  Spherion Corp.*.............       1,110,720
      88,000  Symyx Technologies, Inc.*...       2,441,120
       7,100  TALX Corp. .................         202,208
      95,500  TeleTech Holdings, Inc.*....       1,061,005
      15,950  Vertrue, Inc.*..............         666,710
                                            --------------
                                                46,739,647
                                            --------------
              CHEMICALS -- 0.6%
     150,400  Compass Minerals
                International, Inc. ......       3,758,495
       9,600  FMC Corp. ..................         595,008
       9,450  NewMarket Corp. ............         449,726
      58,900  Tetra Tech, Inc.*...........       1,124,401
      61,200  The Valspar Corp. ..........       1,705,644
       4,750  Westlake Chemical Corp. ....         164,113
                                            --------------
                                                 7,797,387
                                            --------------
              COLLECTIBLES -- 0.1%
      24,400  Escala Group, Inc.*(h)......         639,036
      14,700  Sotheby's Holdings, Inc. --
                Class A*..................         426,888
                                            --------------
                                                 1,065,924
                                            --------------
              COMMERCIAL SERVICES -- 0.4%
       2,200  Pre-Paid Legal Services,
                Inc.(h)...................          78,056
      66,870  Providence Service Corp.*...       2,174,612
       6,400  StarTek, Inc. ..............         150,784
      75,460  Steiner Leisure, Ltd.
                (Bahama Islands)*.........       3,056,130
                                            --------------
                                                 5,459,582
                                            --------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.3%
      56,500  Activision, Inc.*...........         779,135
      29,650  Advent Software, Inc.*......         842,653
      11,500  Ansoft Corp.*...............         479,435
      41,600  Avid Technology, Inc.*(h)...       1,807,936
      46,460  Avocent Corp.*..............       1,474,640
      21,950  Black Box Corp. ............       1,054,698
      10,550  Blackbaud, Inc. ............         223,555
     135,800  Bottomline Technologies,
                Inc.*.....................       1,864,534
     141,150  Checkpoint Systems, Inc.*...       3,794,111
     122,300  Concur Technologies,
                Inc.*.....................       2,266,219
      11,900  Covansys Corp.*.............         204,561
      19,800  Electronics For Imaging,
                Inc.*.....................         553,806
      15,150  FactSet Research Systems,
                Inc. .....................         671,903
      40,850  Imation Corp. ..............       1,752,874
      49,400  Intergraph Corp.*...........       2,058,004
      17,450  InterVideo, Inc.*...........         189,507

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER EQUIPMENT, SOFTWARE AND SERVICES
                (CONTINUED)
      81,750  Itron, Inc.*................  $    4,892,737
      31,800  Jack Henry & Associates,
                Inc. .....................         727,266
     102,000  Keane, Inc.*................       1,606,500
      76,150  Lawson Software, Inc.*(h)...         584,071
      35,100  Manhattan Associates,
                Inc.*.....................         772,200
     449,150  Maxtor Corp.*...............       4,293,873
      25,000  MicroStrategy, Inc. -- Class
                A*........................       2,632,250
      91,630  M-Systems Flash Disk
                Pioneers, Ltd.
                (Israel)*(h)..............       2,369,552
      25,450  MTS Systems Corp. ..........       1,064,574
      90,710  Neoware Systems, Inc*(h)....       2,686,830
      15,490  Parametric Technology
                Corp. ....................         252,952
     158,530  PDF Solutions, Inc.*........       2,999,388
       5,100  Progress Software Corp.*....         148,359
     158,854  Radiant Systems, Inc.*......       2,147,706
      55,600  Red Hat, Inc.*(h)...........       1,555,688
     101,810  Retalix, Ltd.
                (Israel)*(h)..............       2,516,743
       4,250  SPSS, Inc.*.................         134,555
      51,400  Sybase, Inc.*...............       1,085,568
     110,700  Sykes Enterprises, Inc.*....       1,569,726
      37,900  Synaptics, Inc.*............         833,421
     175,150  Synopsys, Inc.*.............       3,914,602
     356,393  Synplicity, Inc.*...........       2,302,299
     217,200  The Reynolds and Reynolds
                Company -- Class A........       6,168,479
     106,026  The Ultimate Software Group,
                Inc.*.....................       2,740,772
     130,200  THQ, Inc.*(h)...............       3,370,878
      33,250  Transaction Systems
                Architects, Inc. -- Class
                A*........................       1,037,733
      65,500  Trident Microsystems,
                Inc.*.....................       1,903,430
      12,150  Tyler Technologies, Inc.*...         133,650
      41,800  Western Digital Corp.*......         812,174
     369,300  Wind River Systems,
                Inc.*(h)..................       4,597,784
      84,290  Witness Systems, Inc.*(h)...       2,140,966
                                            --------------
                                                84,014,297
                                            --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 4.1%
      85,850  Agilysys, Inc. .............       1,292,901
      16,200  BlueLinx Holdings Inc. .....         259,200
      19,200  Brookfield Homes Corp.(h)...         995,712
     123,160  Building Materials Holding
                Corp.(h)..................       4,389,422
     164,160  Champion Enterprises,
                Inc.*.....................       2,455,834
      11,900  Dycom Industries, Inc.*.....         252,875
      51,100  Eagle Materials, Inc.(h)....       3,258,136
      23,100  Granite Construction,
                Inc. .....................       1,124,508

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES
                (CONTINUED)
     153,850  Hovnanian Enterprises,
                Inc. -- Class A*(h).......  $    6,758,631
     148,350  Meritage Homes Corp.*(h)....       8,153,315
     127,850  Simpson Manufacturing
                Company, Inc. ............       5,535,905
     129,600  Standard Pacific Corp. .....       4,357,152
      32,100  Team, Inc.*.................       1,067,646
      77,525  Technical Olympic USA,
                Inc. .....................       1,577,634
     130,550  Trex Company, Inc.*(h)......       4,138,435
     174,898  USConcrete, Inc.*...........       2,529,025
      33,100  USG Corp.*(h)...............       3,143,176
     133,150  WCI Communities, Inc.*(h)...       3,704,233
                                            --------------
                                                54,993,740
                                            --------------
              CONSUMER GOODS AND SERVICES -- 2.8%
      21,950  American Greetings Corp. --
                Class A...................         474,559
      74,600  Central Garden & Pet
                Company*..................       3,964,244
      38,500  Chattem, Inc.*..............       1,449,525
       5,600  CNS, Inc. ..................         120,624
      40,000  Elizabeth Arden, Inc.*......         932,800
     110,850  Helen Of Troy, Ltd.
                (Bermuda)*................       2,350,020
     143,050  Herbalife, Ltd. (Cayman
                Islands)*.................       4,830,799
     203,250  NBTY, Inc.*.................       4,577,190
     186,260  Rollins, Inc. ..............       3,769,902
     154,550  Tempur-Pedic International,
                Inc.*(h)..................       2,186,883
      65,500  The Scotts Miracle-Gro
                Company -- Class A........       2,997,280
     149,550  The Yankee Candle Company,
                Inc. .....................       4,093,184
      55,150  Vector Group, Ltd.(h).......       1,051,159
      96,150  Weight Watchers
                International, Inc. ......       4,942,109
                                            --------------
                                                37,740,278
                                            --------------
              CONTAINERS AND PACKAGING -- 0.1%
       2,300  Greif, Inc. -- Class A......         157,366
      41,700  Silgan Holdings, Inc. ......       1,675,089
                                            --------------
                                                 1,832,455
                                            --------------
              CORRECTIONAL FACILITIES -- 0.1%
      21,100  The Geo Group, Inc.*........         703,474
                                            --------------
              DISTRIBUTION -- 1.5%
      18,000  Handleman Company...........         172,800
     135,450  United Stationers, Inc.*....       7,192,395

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              DISTRIBUTION (CONTINUED)
      76,650  Universal Corp. ............  $    2,818,421
     107,500  Watsco, Inc. ...............       7,637,875
      32,200  WESCO International,
                Inc.*.....................       2,189,922
                                            --------------
                                                20,011,413
                                            --------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.3%
      44,900  LandAmerica Financial Group,
                Inc. .....................       3,046,465
      12,800  Resource America, Inc. --
                Class A...................         254,976
       2,750  Walter Industries,
                Inc.(h)...................         183,205
                                            --------------
                                                 3,484,646
                                            --------------
              EDUCATION -- 0.4%
      52,060  Laureate Education, Inc.*...       2,778,963
      72,000  School Specialty, Inc.*.....       2,484,000
                                            --------------
                                                 5,262,963
                                            --------------
              ELECTRONICS -- 2.9%
     207,999  Belden CDT, Inc. ...........       5,663,812
      93,250  Cirrus Logic, Inc.*.........         790,760
       4,650  Electro Scientific
                Industries, Inc.*.........         102,905
     564,050  Flextronics International,
                Ltd.
                (Singapore)*..............       5,837,917
      33,450  Harman International
                Industries, Inc. .........       3,717,299
      97,270  ID Systems, Inc.*...........       2,431,750
     135,450  Micrel, Inc.*...............       2,007,369
       4,400  Multi-Fineline Electronix,
                Inc.*(h)..................         257,356
     121,200  Nam Tai Electronics, Inc.
                (British Virgin
                Islands)..................       2,776,692
      50,950  Park Electrochemical
                Corp. ....................       1,503,025
      55,350  Plexus Corp.*...............       2,079,500
     611,050  Sanmina-SCI Corp.*..........       2,505,305
     110,750  Sonic Solutions*............       2,005,683
     390,920  SRS Labs, Inc.*.............       2,353,338
      10,300  Superior Essex, Inc.*.......         262,032
      52,700  Technitrol, Inc. ...........       1,263,746
      40,000  Thomas & Betts Corp.*.......       2,055,200
      88,900  TTM Technologies, Inc.*.....       1,288,161
                                            --------------
                                                38,901,850
                                            --------------
              ENGINEERING -- 0.4%
       8,700  EMCOR Group, Inc.*..........         432,042
     117,950  URS Corp.*..................       4,747,488
                                            --------------
                                                 5,179,530
                                            --------------

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.3%
     193,200  Allied Waste Industries,
                Inc.*(h)..................  $    2,364,767
      34,550  Clean Harbors, Inc.*........       1,025,099
      26,750  Metal Management, Inc. .....         846,638
                                            --------------
                                                 4,236,504
                                            --------------
              EQUIPMENT RENTAL AND LEASING -- 0.3%
     115,040  McGrath Rentcorp............       3,458,102
                                            --------------
              FINANCIAL SERVICES -- 5.1%
     115,550  Accredited Home Lenders
                Holding Company*(h).......       5,913,848
       4,250  Advanta Corp. -- Class B....         156,698
      26,350  Affiliated Managers Group,
                Inc.*(h)..................       2,809,174
     178,500  AmeriCredit Corp.*..........       5,485,304
      71,300  ASTA Funding, Inc.(h).......       2,371,438
       3,400  Bankrate, Inc.*(h)..........         148,104
      73,150  Calamos Asset Management,
                Inc. -- Class A...........       2,735,810
      98,700  CapitalSource, Inc.(h)......       2,455,656
       7,750  CBOT Holdings, Inc. -- Class
                A*(h).....................         925,350
     324,750  E*TRADE Financial Corp.*....       8,761,754
     153,850  Eaton Vance Corp. ..........       4,212,413
      12,500  Federal Agricultural
                Mortgage Corp. -- Class
                C.........................         367,750
      28,950  Friedman, Billings, Ramsey
                Group, Inc. -- Class
                A(h)......................         271,551
      57,340  GFI Group, Inc.*............       2,976,519
      52,550  Investment Technology Group,
                Inc.*.....................       2,616,990
     140,600  Jefferies Group, Inc.(h)....       8,225,099
     171,750  Knight Capital Group,
                Inc. -- Class A*..........       2,392,478
      22,650  Lazard, Ltd. -- Class A
                (Bermuda)(h)..............       1,002,263
      11,400  Morningstar, Inc.*..........         510,378
       3,050  Nelnet, Inc. -- Class A*....         127,033
      29,650  Nuveen Investments -- Class
                A(h)......................       1,427,648
      18,450  Piper Jaffray Companies,
                Inc.*.....................       1,014,750
     155,850  Raymond James Financial,
                Inc. .....................       4,606,925
      39,050  SEI Investments Company.....       1,582,697
      19,700  Susquehanna Bancshares,
                Inc. .....................         507,669
      17,350  The Student Loan Corp. .....       4,042,550
      15,150  W Holding Company, Inc. --
                Puerto Rico...............         119,231
                                            --------------
                                                67,767,080
                                            --------------

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 0.1%
      28,650  Boston Beer Company, Inc. --
                Class A*..................  $      745,187
      31,000  Nash Finch Company..........         926,899
      10,550  Premium Standard Farms,
                Inc. .....................         185,153
                                            --------------
                                                 1,857,239
                                            --------------
              FUNERAL SERVICES -- 0.1%
      62,600  Alderwoods Group, Inc.*.....       1,120,540
                                            --------------
              INSURANCE -- 3.9%
       6,900  American Physicians Capital,
                Inc.*.....................         331,200
     306,014  Amerisafe, Inc.*............       3,672,168
     205,800  Assured Guaranty, Ltd.
                (Bermuda).................       5,145,000
     138,750  Delphi Financial Group,
                Inc. -- Class A...........       7,163,663
       5,950  FPIC Insurance Group,
                Inc.*.....................         224,910
      11,500  Infinity Property & Casualty
                Corp. ....................         480,010
      51,700  IPC Holdings, Ltd.
                (Bermuda).................       1,450,185
       9,150  Penn Treaty American
                Corp.*....................          84,455
     224,700  Philadelphia Consolidated
                Holding Corp.*............       7,671,257
     135,250  Platinum Underwriters
                Holdings, Ltd.
                (Bermuda).................       3,935,775
      12,450  Presidential Life Corp. ....         316,355
      38,150  Protective Life Corp. ......       1,897,581
     107,500  Reinsurance Group of
                America, Inc.(h)..........       5,083,675
       8,300  Safety Insurance Group,
                Inc. .....................         378,978
      32,400  Stewart Information Services
                Corp. ....................       1,525,392
      57,500  The Commerce Group, Inc. ...       3,038,300
      73,460  The Navigators Group,
                Inc.*.....................       3,643,616
       8,100  UICI........................         299,619
      96,000  United Fire & Casualty
                Company(h)................       3,158,400
     147,200  Universal American Financial
                Corp.*....................       2,266,880
                                            --------------
                                                51,767,419
                                            --------------
              INTERNET SERVICES -- 4.6%
     192,200  aQuantive, Inc.*(h).........       4,524,388
      32,750  CheckFree Corp.*(h).........       1,653,875
     233,930  CNET Networks, Inc.*........       3,324,145
      30,400  Ctrip.com International,
                Ltd. (ADR) (Cayman
                Islands)*.................       2,514,080
     167,160  CyberSource Corp.*..........       1,865,506
     211,185  Digitas, Inc.*..............       3,041,064
     207,050  EarthLink, Inc.*............       1,977,328
      47,529  Equinix, Inc.*(h)...........       3,052,312

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     145,500  eResearch Technology,
                Inc.*(h)..................  $    2,093,745
      81,300  Foundry Networks, Inc.*.....       1,476,408
     103,550  Internet Security Systems,
                Inc.*.....................       2,483,129
      88,400  j2 Global Communications,
                Inc.*(h)..................       4,154,800
      51,699  Marchex, Inc. -- Class
                B*(h).....................       1,111,529
     159,750  Netflix, Inc.*(h)...........       4,631,152
     107,360  Nutri/System, Inc.*(h)......       5,101,746
     257,540  Online Resources Corp.*.....       3,348,020
     217,600  Openwave Systems,
                Inc.*(h)..................       4,695,807
      16,300  Priceline.com, Inc.*........         404,892
     154,670  RADVision, Ltd. (Israel)*...       2,760,860
     122,870  RADWARE, Ltd. (Israel)*.....       2,166,198
      13,950  Redback Networks,
                Inc.*(h)..................         302,576
     161,300  SonicWALL, Inc.*............       1,143,617
      13,750  Stamps.com, Inc.*...........         484,825
      94,100  The TriZetto Group, Inc.*...       1,655,219
     118,700  United Online, Inc. ........       1,526,482
      17,450  webMethods, Inc.*...........         146,929
       8,900  Websense, Inc.*.............         245,462
                                            --------------
                                                61,886,094
                                            --------------
              INVESTMENT COMPANY -- 0.0%
      40,400  MCG Capital Corp. ..........         570,044
                                            --------------
              LEISURE AND RECREATION -- 1.5%
     257,760  Century Casinos, Inc.*......       2,742,566
      56,300  Choice Hotels International,
                Inc.(h)...................       2,577,414
       5,100  Dover Downs Gaming &
                Entertainment, Inc. ......         111,027
      27,300  Four Seasons Hotels, Inc.
                (Canada)..................       1,384,110
     211,100  Interstate Hotels & Resorts,
                Inc.*.....................       1,129,385
     267,070  Mikohn Gaming Corp.(h)......       2,555,860
      40,100  Monarch Casino & Resort,
                Inc.*.....................       1,138,439
     145,840  Scientific Games Corp. --
                Class A*..................       5,123,360
      49,400  Sunterra Corp.*.............         705,432
      74,400  The9, Ltd. (ADR) (Cayman
                Islands)*(h)..............       2,213,400
                                            --------------
                                                19,680,993
                                            --------------
              MACHINERY -- 2.6%
      52,700  Albany International
                Corp. -- Class A..........       2,007,343
      45,200  Applied Industrial
                Technologies, Inc. .......       2,015,920
      99,825  Bucyrus International,
                Inc. -- Class A...........       4,810,567

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      14,800  Columbus McKinnon Corp.*....  $      398,564
      89,794  Flow International
                Corp.*(h).................       1,182,587
      38,600  Gardner Denver, Inc.*.......       2,516,720
      92,770  Gehl Corp. .................       3,072,542
     124,250  Joy Global, Inc. ...........       7,426,423
      69,950  Kadant, Inc.*...............       1,587,865
      14,250  Middleby Corp.*.............       1,193,010
       7,600  Nordson Corp. ..............         378,936
      66,760  Regal-Beloit Corp.(h).......       2,821,945
      10,100  Terex Corp.*................         800,324
     123,400  The Timken Company..........       3,982,118
                                            --------------
                                                34,194,864
                                            --------------
              MANUFACTURING -- 3.5%
     187,350  Acuity Brands, Inc. ........       7,494,000
      36,900  AO Smith Corp. .............       1,948,320
      67,750  AptarGroup, Inc. ...........       3,743,188
      95,900  Carlisle Companies, Inc. ...       7,844,620
      27,500  Ceradyne, Inc.*(h)..........       1,372,250
      15,350  CIRCOR International,
                Inc. .....................         448,220
       7,000  Coherent, Inc.*.............         245,770
     137,650  Deswell Industries, Inc.
                (British Virgin
                Islands)..................       1,296,663
     214,500  FLIR Systems, Inc.*.........       6,093,945
      25,250  Freightcar America, Inc. ...       1,605,900
      74,500  Furniture Brands
                International, Inc.(h)....       1,825,995
      54,200  Harsco Corp. ...............       4,478,004
     102,850  Intevac, Inc.*..............       2,960,023
      32,100  Kaydon Corp.(h).............       1,295,556
       8,300  LSI Industries, Inc. .......         141,432
     108,700  Matthews International
                Corp. -- Class A..........       4,158,862
       8,700  Steinway Musical
                Instruments, Inc.*........         280,314
                                            --------------
                                                47,233,062
                                            --------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 7.6%
     126,720  Adeza Biomedical Corp.*.....       2,677,594
       4,900  American Medical Systems
                Holdings, Inc.*...........         110,250
     126,000  AMERIGROUP Corp.*...........       2,651,040
     229,190  AMN Healthcare Services,
                Inc.*.....................       4,290,437
     100,800  AmSurg Corp.*...............       2,287,152
      79,556  AngioDynamics, Inc.*........       2,391,453
      12,800  Bausch & Lomb, Inc. ........         815,360
      30,250  Beckman Coulter, Inc. ......       1,650,743

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
       8,700  Cantel Medical Corp.*.......  $      142,593
      81,900  CorVel Corp.*...............       1,803,438
     103,800  Covance, Inc.*..............       6,098,249
      65,700  Diagnostic Products
                Corp. ....................       3,129,291
      19,700  DJ Orthopedics, Inc.*.......         783,272
      51,310  Encore Medical Corp.*.......         262,707
     292,210  Five Star Quality Care,
                Inc.*.....................       3,182,167
      60,550  Haemonetics Corp.*..........       3,074,124
     156,740  Health Grades, Inc.*........         835,409
     103,050  Healthways, Inc.*(h)........       5,249,366
     113,700  ICON PLC (ADR) (Ireland)*...       5,558,792
      11,500  ICU Medical, Inc.*..........         416,185
     158,480  I-Flow Corp.*(h)............       2,110,954
      53,160  Illumina, Inc.*.............       1,262,550
      95,640  Immucor, Inc.*..............       2,743,912
      38,500  LCA-Vision, Inc. ...........       1,929,235
      46,300  Luminex Corp.*..............         688,018
       6,800  Magellan Health Services,
                Inc.*.....................         275,196
     102,280  Matrixx Initiatives,
                Inc.*(h)..................       2,383,124
       4,200  MedCath Corp.*..............          80,304
      10,450  Meridian Bioscience,
                Inc. .....................         281,941
      25,700  Natus Medical, Inc.*........         526,850
      40,880  Neurometrix, Inc.*..........       1,591,867
     139,630  NuVasive, Inc.*.............       2,632,026
      43,300  Odyssey HealthCare, Inc.*...         745,193
     102,600  OraSure Technologies,
                Inc.*.....................       1,056,780
     493,730  Orthovita, Inc.*............       2,044,042
      10,100  Pediatrix Medical Group,
                Inc.*.....................       1,036,664
       5,400  Per-Se Technologies,
                Inc.*.....................         143,964
      77,911  PolyMedica Corp. ...........       3,300,310
      37,400  PSS World Medical,
                Inc.*(h)..................         721,446
      34,990  ResMed Inc.*................       1,538,860
       4,600  Sierra Health Services,
                Inc.*.....................         187,220
      65,480  SonoSite, Inc.*(h)..........       2,661,107
     115,400  Sunrise Senior Living,
                Inc.*(h)..................       4,497,138
      46,300  Techne Corp.*...............       2,784,482
      87,650  The Cooper Companies,
                Inc.(h)...................       4,735,729
     266,440  The Spectranetics Corp.*....       3,149,321
      94,850  Thoratec Corp.*.............       1,827,760
      65,400  Universal Health Services,
                Inc. -- Class B...........       3,321,666
       4,250  US Physical Therapy,
                Inc.*.....................          72,718
      85,910  Vital Signs, Inc. ..........       4,719,035
                                            --------------
                                               102,459,034
                                            --------------

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 1.7%
      63,800  Commercial Metals Company...  $    3,412,662
      33,900  Dynamic Materials
                Corp.(h)..................       1,208,196
     100,900  Mueller Industries, Inc. ...       3,601,121
     287,650  Novelis, Inc. (Canada)(h)...       5,916,960
      31,900  NS Group, Inc.*.............       1,468,357
      31,100  Olympic Steel, Inc. ........         938,598
      31,900  Reliance Steel & Aluminum
                Company...................       2,996,048
      42,750  Steel Dynamics, Inc. .......       2,425,208
     175,200  Wolverine Tube, Inc.*.......         704,304
                                            --------------
                                                22,671,454
                                            --------------
              OFFICE EQUIPMENT -- 0.4%
      91,850  Herman Miller, Inc. ........       2,976,859
     113,050  Knoll, Inc. ................       2,410,226
                                            --------------
                                                 5,387,085
                                            --------------
              OIL AND GAS: EQUIPMENT -- 0.9%
       3,800  Dril-Quip, Inc.*............         269,230
      34,620  Hydril Company*.............       2,698,629
      55,350  Maverick Tube Corp.*(h).....       2,932,997
      77,880  Oil States International,
                Inc.*(h)..................       2,869,878
     121,700  Superior Energy Services,
                Inc.*.....................       3,260,343
                                            --------------
                                                12,031,077
                                            --------------
              OIL, COAL AND GAS -- 5.5%
     203,150  Cabot Oil & Gas Corp.(h)....       9,736,979
      13,000  Callon Petroleum Company*...         273,260
      20,400  Clayton Williams Energy,
                Inc.*.....................         834,768
     145,350  Encore Acquisition
                Company*..................       4,505,850
     144,450  Energy Partners, Ltd.*......       3,406,131
     169,400  EXCO Resources, Inc.*.......       2,122,582
      42,500  Frontier Oil Corp. .........       2,522,375
     205,450  Global Industries, Ltd.*....       2,976,971
     268,410  Grey Wolf, Inc.*(h).........       1,996,970
     144,950  Harvest Natural Resources,
                Inc.*(h)..................       1,408,914
      91,400  Headwaters, Inc.*(h)........       3,636,806
      62,100  Helix Energy Solutions
                Group, Inc.*(h)...........       2,353,590
      83,100  Oceaneering International,
                Inc.*.....................       4,761,630
      89,500  ONEOK, Inc. ................       2,886,375
     172,900  Parker Drilling Company*....       1,602,783
      76,350  Patterson-UTI Energy,
                Inc. .....................       2,440,146
       9,600  Penn Virginia Corp. ........         681,600
      10,200  Range Resources Corp. ......         278,562
      54,150  St Mary Land & Exploration
                Company...................       2,210,945

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     131,300  Swift Energy Company*.......  $    4,918,497
      70,200  The Houston Exploration
                Company*..................       3,699,540
      41,100  Todco -- Class A*...........       1,619,751
      22,250  Ultra Petroleum Corp.
                (Canada)*.................       1,386,398
      47,300  Unit Corp.*.................       2,636,975
      24,100  W&T Offshore, Inc.(h).......         971,471
     169,950  Whiting Petroleum
                Corp.*(h).................       6,966,250
                                            --------------
                                                72,836,119
                                            --------------
              PAPER AND FOREST PRODUCTS -- 0.0%
      18,100  Rock-Tenn Company -- Class
                A.........................         271,319
                                            --------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 5.1%
      20,800  Abgenix, Inc.*..............         468,000
      12,400  Adams Respiratory
                Therapeutics, Inc.*.......         493,148
      53,400  Adolor Corp.*...............       1,270,920
      49,200  Affymetrix, Inc.*...........       1,620,156
      99,600  Albany Molecular Research,
                Inc.*.....................       1,011,936
      81,050  Alkermes, Inc.*(h)..........       1,787,153
      98,200  Alpharma, Inc. -- Class A...       2,633,724
      25,150  Barr Pharmaceuticals,
                Inc.*.....................       1,583,947
      44,400  BioMarin Pharmaceutical,
                Inc.*.....................         595,848
      14,350  Caraco Pharmaceutical
                Laboratories, Ltd.*.......         186,550
     123,650  Cephalon, Inc.*(h)..........       7,449,912
     152,000  Cubist Pharmaceuticals,
                Inc.*.....................       3,491,440
      69,250  CV Therapeutics, Inc.*(h)...       1,529,040
      22,900  deCODE genetics, Inc.*(h)...         198,543
     337,250  Dendreon Corp.*(h)..........       1,588,448
     200,250  DepoMed, Inc.*..............       1,307,633
      38,600  Digene Corp.*(h)............       1,509,260
     116,400  Endo Pharmaceuticals
                Holdings, Inc.*...........       3,819,084
     140,600  Enzon Pharmaceuticals,
                Inc.*.....................       1,138,860
      35,900  First Horizon Pharmaceutical
                Corp.*(h).................         905,039
      22,050  InterMune, Inc.*(h).........         408,807
     173,780  LifeCell Corp.*.............       3,918,738
     402,600  Medarex, Inc.*..............       5,322,371
      24,562  Metabasis Therapeutics,
                Inc.*.....................         223,269
      36,800  Myriad Genetics, Inc.*......         960,112
      29,300  Neurocrine Biosciences,
                Inc.*.....................       1,891,022
       8,800  Nutraceutical International
                Corp.*....................         132,616
     126,300  Pain Therapeutics,
                Inc.*(h)..................       1,372,881

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                (CONTINUED)
     235,872  Pharmaceutical Product
                Development, Inc. ........  $    8,163,529
      17,350  POZEN, Inc.*................         289,745
      17,350  Regeneron Pharmaceuticals,
                Inc.*.....................         288,531
      81,600  Serologicals Corp.*(h)......       1,995,936
     172,340  Solexa, Inc.*(h)............       1,719,953
     125,250  Telik, Inc*(h)..............       2,424,840
      36,300  Trimeris, Inc.*.............         490,413
      38,770  United Therapeutics
                Corp.*....................       2,569,676
      73,700  ViroPharma, Inc.*(h)........         935,990
                                            --------------
                                                67,697,070
                                            --------------
              PRINTING AND PUBLISHING -- 0.5%
     218,700  Bowne & Company, Inc. ......       3,645,729
      98,250  Valassis Communications,
                Inc.*.....................       2,885,603
                                            --------------
                                                 6,531,332
                                            --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
      26,650  Getty Realty Corp. .........         775,515
                                            --------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.0%
     184,550  Acadia Realty Trust.........       4,346,152
      42,350  Arbor Realty Trust, Inc. ...       1,143,027
      10,400  Associated Estates Realty
                Corp. ....................         117,000
      20,550  Boykin Lodging Company*.....         232,010
      10,200  Capital Trust, Inc. -- Class
                A.........................         317,424
      13,000  CentraCore Properties
                Trust.....................         325,650
      11,400  Commercial Net Lease
                Realty....................         265,620
      15,600  Corporate Office Properties
                Trust.....................         713,544
      65,050  Cousins Properties, Inc. ...       2,174,622
      40,200  Entertainment Properties
                Trust.....................       1,687,596
     116,900  Equity Inns, Inc.(h)........       1,893,780
      65,400  Equity One, Inc. ...........       1,606,224
     106,900  FelCor Lodging Trust,
                Inc. .....................       2,255,590
       8,100  Global Signal, Inc. ........         398,520
      30,300  Gramercy Capital Corp. .....         755,379
       2,650  Heritage Property Investment
                Trust.....................         104,914
      35,100  Innkeepers USA Trust........         594,945
      29,500  Jer Investors Trust,
                Inc. .....................         490,290
     148,590  KKR Financial Corp. ........       3,332,873
      72,600  LaSalle Hotel Properties....       2,976,600
      56,000  LTC Properties, Inc. .......       1,302,560
      80,550  Maguire Properties,
                Inc.(h)...................       2,940,075
      34,000  Mid-America Apartment
                Communities, Inc. ........       1,861,500
      10,750  National Health Realty,
                Inc. .....................         273,050

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     125,450  OMEGA Healthcare Investors,
                Inc. .....................  $    1,758,809
      45,700  Pennsylvania Real Estate
                Investment Trust..........       2,010,800
      42,250  PS Business Parks, Inc. ....       2,362,620
      72,000  RAIT Investment Trust.......       2,033,280
     157,450  Realty Income Corp. ........       3,811,864
       6,250  Saul Centers, Inc.(h).......         274,438
      43,500  SL Green Realty Corp.(h)....       4,415,249
      24,700  Sovran Self Storage(h)......       1,363,440
       3,600  Taubman Centers, Inc. ......         150,012
     163,650  U-Store-It Trust............       3,297,548
                                            --------------
                                                53,587,005
                                            --------------
              REGISTERED INVESTMENT COMPANIES -- 0.2%
       4,650  Apollo Investment Corp. ....          82,817
     161,800  Ares Capital Corp. .........       2,779,724
                                            --------------
                                                 2,862,541
                                            --------------
              RETAIL -- 1.0%
       4,200  Blair Corp. ................         173,922
     161,050  Casey's General Stores,
                Inc. .....................       3,683,213
      37,750  Circuit City Stores,
                Inc.(h)...................         924,120
      37,950  Longs Drug Stores Corp. ....       1,756,326
      29,650  Pantry, Inc.*...............       1,849,864
       5,750  Sonic Automotive, Inc. .....         159,620
      10,000  Tractor Supply
                Company*(h)...............         663,400
      48,650  Williams-Sonoma, Inc.*(h)...       2,062,760
      52,450  Zale Corp.*.................       1,470,174
                                            --------------
                                                12,743,399
                                            --------------
              RETAIL: RESTAURANTS -- 1.4%
      79,700  Brinker International,
                Inc.(h)...................       3,367,325
     105,500  CEC Entertainment, Inc.*....       3,546,909
      57,150  Domino's Pizza, Inc. .......       1,631,633
      12,450  IHOP Corp. .................         596,853
      23,250  Jack in the Box, Inc.*......       1,011,375
      20,250  Panera Bread Company --
                Class A*(h)...............       1,522,395
      64,300  Papa John's International,
                Inc.*.....................       2,109,683
      80,850  Ruby Tuesday, Inc.(h).......       2,593,668
      80,750  Sonic Corp.*................       2,836,748
                                            --------------
                                                19,216,589
                                            --------------
              RETAIL: SUPERMARKETS -- 0.0%
      13,750  Spartan Stores, Inc. .......         175,313
                                            --------------

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.0%
      50,000  Cymer, Inc.*(h).............  $    2,272,000
      10,650  Energy Conversion Devices,
                Inc. (Canada)*(h).........         523,767
      52,700  FEI Company*................       1,046,095
     188,630  GSI, Group Inc. (Canada)*...       2,084,362
     147,160  Hexcel Corp.*...............       3,233,105
      70,300  Varian, Inc.*...............       2,894,954
      27,400  Woodward Governor Company...         911,050
                                            --------------
                                                12,965,333
                                            --------------
              SECURITY SERVICES -- 0.2%
      15,500  American Science and
                Engineering, Inc.*(h).....       1,447,700
     137,050  Identix, Inc.*..............       1,090,918
                                            --------------
                                                 2,538,618
                                            --------------
              SEMICONDUCTORS -- 4.5%
      30,840  Agere Systems, Inc.*........         463,834
     354,950  Altera Corp.*...............       7,326,167
     150,050  AMIS Holdings, Inc.*........       1,359,453
      72,600  Amkor Technology, Inc.*.....         627,264
     177,700  ANADIGICS, Inc.*(h).........       1,403,830
     318,750  Brooks Automation,
                Inc.*(h)..................       4,539,000
     196,600  Cree, Inc.*(h)..............       6,450,446
      14,250  Diodes Inc.*................         591,375
     112,000  Fairchild Semiconductor
                International, Inc.*......       2,135,840
     122,150  Genesis Microchip,
                Inc.*(h)..................       2,081,436
      61,300  Intersil Corp. -- Class A...       1,772,796
     171,850  Kulicke and Soffa
                Industries, Inc.*.........       1,639,449
     318,300  Lattice Semiconductor
                Corp.*....................       2,119,878
      34,650  Mattson Technology, Inc.*...         415,800
      66,240  Microsemi Corp.*............       1,928,246
      18,300  MKS Instruments, Inc.*......         428,769
      51,800  Netlogic Microsystems,
                Inc.*(h)..................       2,134,678
      60,850  Novellus Systems, Inc.*.....       1,460,400
     268,923  O2Micro International, Ltd.
                (ADR) (Cayman Islands)*...       2,858,651
      83,950  OmniVision Technologies,
                Inc.*(h)..................       2,535,290
     164,000  Pixelworks, Inc.*...........         815,080
      60,150  PortalPlayer, Inc.*(h)......       1,337,135
     448,450  Skyworks Solutions, Inc.*...       3,044,976
      69,590  Supertex, Inc.*(h)..........       2,617,976
     297,450  Teradyne, Inc.*(h)..........       4,613,450

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      55,330  Ultratech, Inc.*............  $    1,354,478
     135,830  Volterra Semiconductor
                Corp.*(h).................       2,592,995
                                            --------------
                                                60,648,692
                                            --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.9%
      25,900  ADTRAN, Inc. ...............         678,062
      20,550  Anaren, Inc.*...............         400,109
     584,650  Avaya, Inc.*(h).............       6,606,544
     109,950  Brightpoint, Inc.*..........       3,415,047
      25,900  Commonwealth Telephone
                Enterprises, Inc. ........         892,255
      91,950  CommScope, Inc.*(h).........       2,625,173
      15,150  CT Communications, Inc. ....         205,889
      26,000  Digi International, Inc.*...         303,420
       7,100  FairPoint Communications,
                Inc. .....................          98,122
      33,450  InterDigital Communications
                Corp.*....................         820,194
       4,050  Intrado, Inc.*..............         105,219
       9,550  Iowa Telecommunications
                Services, Inc. ...........         182,214
       8,700  North Pittsburgh Systems,
                Inc. .....................         203,058
      87,750  Plantronics, Inc. ..........       3,108,983
     503,150  Polycom, Inc.*..............      10,908,291
     735,200  RF Micro Devices, Inc.*.....       6,359,480
      10,300  Syniverse Holdings, Inc.*...         162,740
      83,700  TALK America Holdings,
                Inc.*.....................         713,961
     137,700  UbiquiTel, Inc.*............       1,390,770
       3,200  USA Mobility, Inc.*.........          91,136
                                            --------------
                                                39,270,667
                                            --------------
              TOOLS -- 0.2%
      83,700  Snap-on, Inc. ..............       3,190,644
                                            --------------
              TOYS -- 0.1%
      60,050  JAKKS Pacific, Inc.*(h).....       1,605,737
                                            --------------
              TRANSPORTATION -- 1.5%
      89,480  American Commercial Lines,
                Inc.*.....................       4,223,456
      66,080  American Railcar Industries,
                Inc. .....................       2,317,426
      40,400  GATX Corp. .................       1,668,116
     119,100  Genesee & Wyoming, Inc. --
                Class A*..................       3,653,988
     119,715  Old Dominion Freight Line,
                Inc.*.....................       3,226,319
       3,300  SCS Transportation, Inc.*...          96,063
       8,500  Swift Transportation
                Company, Inc.*............         184,705

   SHARES                                       VALUE
   ------                                   --------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION (CONTINUED)
     161,460  Vitran Corp., Inc. -- Class
                A (Canada)*...............  $    3,240,502
      46,150  Werner Enterprises, Inc. ...         847,776
                                            --------------
                                                19,458,351
                                            --------------
              UTILITIES -- 1.4%
      88,950  Atmos Energy Corp. .........       2,342,054
      17,550  Avista Corp. ...............         362,408
      32,950  Black Hills Corp. ..........       1,120,300
       9,500  Cascade Natural Gas
                Corp. ....................         187,150
      55,250  New Jersey Resources
                Corp. ....................       2,500,063
      56,000  Nicor, Inc.(h)..............       2,215,360
     209,250  PNM Resources, Inc. ........       5,105,699
      81,700  Westar Energy, Inc. ........       1,700,177
     111,550  WGL Holdings, Inc.(h).......       3,393,351
                                            --------------
                                                18,926,562
                                            --------------
              TOTAL COMMON STOCKS
                (Cost $1,064,888,771).....   1,300,075,531
                                            --------------

 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 0.1%
              US TREASURY BILL
$    750,000  4.47%, 06/15/06(e) (Cost
                $743,023).................         743,023
                                            --------------
              SECURITIES LENDING COLLATERAL -- 19.2%
 256,082,839  Securities Lending
                Collateral Investment
                (Note 3) (Cost
                $256,082,839).............     256,082,839
                                            --------------
              TOTAL SECURITIES
                (Cost $1,321,714,633).....   1,556,901,393
                                            --------------
              REPURCHASE AGREEMENTS -- 2.4%
  31,554,220  With Investors Bank and
                Trust, dated 03/31/06,
                4.28%, due 04/03/06,
                repurchase proceeds at
                maturity $31,565,474
                (Collateralized by various
                Small Business
                Administrations, 7.02% --
                7.98%, due 12/25/16 --
                04/25/30, with a total
                value of $33,131,931)
                (Cost $31,554,220)........      31,554,220
                                            --------------
              Total Investments -- 119.1%
                (Cost $1,353,268,853).....   1,588,455,613
              Liabilities less other
                assets -- (19.1)%.........    (255,220,397)
                                            --------------
              NET ASSETS -- 100.0%........  $1,333,235,216
                                            ==============

                    See notes to portfolios of investments.

                            SPECIAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $1,353,268,853.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $262,140,797
    Gross unrealized depreciation..........   (26,954,037)
                                             ------------
    Net unrealized appreciation............  $235,186,760
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.6%
              ADVERTISING -- 0.9%
     15,500   24/7 Real Media, Inc.*.........  $    162,130
     36,400   Ventiv Health, Inc.*(h)........     1,209,208
                                               ------------
                                                  1,371,338
                                               ------------
              AEROSPACE AND DEFENSE -- 0.6%
     20,400   Esterline Technologies
                Corp.*.......................       872,100
                                               ------------
              AIRLINES -- 0.4%
     32,200   AirTran Holdings, Inc.*........       583,142
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 6.2%
     24,600   Bebe Stores, Inc. .............       453,132
     14,100   Carter's, Inc.*................       951,609
     22,600   Genesco, Inc.*.................       878,914
     29,150   Jos A Bank Clothiers,
                Inc.*(h).....................     1,397,742
     28,000   Phillips-Van Heusen Corp. .....     1,069,880
     13,609   Steven Madden, Ltd.*...........       483,120
     13,700   The Children's Place Retail
                Stores, Inc.*................       793,230
     19,300   The Dress Barn, Inc.*(h).......       925,435
     39,300   The Stride Rite Corp. .........       569,064
     27,700   The Warnaco Group, Inc.*.......       664,800
     31,200   Too, Inc.*.....................     1,071,720
                                               ------------
                                                  9,258,646
                                               ------------
              AUTOMOBILE: RETAIL -- 0.6%
     32,900   Copart, Inc.*..................       903,105
                                               ------------
              BANKS -- 2.3%
     12,700   Central Pacific Financial
                Corp. .......................       466,344
      8,300   Corus Bankshares, Inc.(h)......       493,352
      6,100   Downey Financial Corp. ........       410,530
     34,200   First BanCorp -- Puerto Rico...       422,712
      3,057   First Citizens Bancshares,
                Inc. -- Class A..............       590,001
     16,065   Franklin Bank Corp.*...........       308,930
     15,000   Nara Bancorp, Inc. ............       263,250
     15,700   The South Financial Group,
                Inc. ........................       410,555
      5,200   United Community Banks,
                Inc. -- Georgia..............       146,380
                                               ------------
                                                  3,512,054
                                               ------------
              BUSINESS SERVICES -- 0.7%
     33,879   Access Integrated Technologies,
                Inc. -- Class A*.............       435,345
     23,900   Barrett Business Services,
                Inc.*........................       645,300
                                               ------------
                                                  1,080,645
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.6%
     17,700   Gevity HR, Inc. ...............       432,942
     24,200   Labor Ready, Inc.*.............       579,590

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     25,300   Mobile Mini, Inc.*.............  $    782,276
     19,100   TALX Corp. ....................       543,968
                                               ------------
                                                  2,338,776
                                               ------------
              CHEMICALS -- 0.6%
     23,600   A. Schulman, Inc. .............       584,100
     30,248   PolyOne Corp.*.................       281,911
                                               ------------
                                                    866,011
                                               ------------
              COLLECTIBLES -- 0.2%
      8,737   Escala Group, Inc.*(h).........       228,822
                                               ------------
              COMMERCIAL SERVICES -- 1.7%
     60,100   CBIZ, Inc.*....................       480,800
     16,400   Euronet Worldwide, Inc.*(h)....       620,412
     21,200   Providence Service Corp.*......       689,424
     19,100   Steiner Leisure, Ltd. (Bahama
                Islands)*....................       773,550
                                               ------------
                                                  2,564,186
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 8.6%
    120,600   Actuate Corp.*.................       512,550
     13,600   Ansoft Corp.*..................       566,984
     14,600   ANSYS, Inc.*...................       790,590
     16,400   Avocent Corp.*.................       520,536
     19,300   Black Box Corp. ...............       927,365
     69,000   Bottomline Technologies,
                Inc.*........................       947,369
     25,000   Checkpoint Systems, Inc.*......       672,000
     35,300   Epicor Software Corp.*.........       474,079
     18,800   Hutchinson Technology, Inc.*...       567,196
      8,700   Hyperion Solutions Corp.*......       283,620
     21,000   Infocrossing, Inc.*(h).........       253,050
     35,100   Informatica Corp.*.............       545,805
     16,217   Magma Design Automation,
                Inc.*........................       140,277
     12,299   Merge Technologies, Inc.*......       196,415
     27,300   Moldflow Corp.*................       428,610
     29,333   Neoware Systems, Inc*(h).......       868,843
     45,654   Nuance Communications, Inc.*...       539,174
     41,700   Quest Software, Inc.*..........       696,390
     55,200   Radiant Systems, Inc.*.........       746,304
     28,800   The Ultimate Software Group,
                Inc.*........................       744,480
     25,100   Transaction Systems Architects,
                Inc. -- Class A*.............       783,371
     16,563   Xyratex, Ltd. (Bermuda)*.......       521,735
                                               ------------
                                                 12,726,743
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSTRUCTION SERVICES AND SUPPLIES -- 5.1%
     33,800   Builders FirstSource, Inc.*....  $    767,598
     13,500   Cavco Industries, Inc.*........       655,965
     59,100   Champion Enterprises, Inc.*....       884,136
      2,630   Dycom Industries, Inc.*........        55,888
     22,000   ElkCorp........................       742,500
     26,619   Insituform Technologies,
                Inc. -- Class A*(h)..........       708,065
     14,900   NCI Building Systems, Inc.*....       890,573
     14,086   Simpson Manufacturing Company,
                Inc. ........................       609,924
     17,800   Texas Industries, Inc. ........     1,076,722
     18,100   The Genlyte Group, Inc.*.......     1,233,334
                                               ------------
                                                  7,624,705
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.7%
     23,700   Chattem, Inc.*.................       892,305
     14,500   Craftmade International,
                Inc. ........................       268,105
     17,700   Ethan Allen Interiors, Inc. ...       743,754
     25,905   Parlux Fragrances, Inc.*(h)....       835,436
     16,400   The Toro Company...............       783,100
      4,460   The Yankee Candle Company,
                Inc. ........................       122,070
     31,400   Ultralife Batteries,
                Inc.*(h).....................       403,490
                                               ------------
                                                  4,048,260
                                               ------------
              CONTAINERS AND PACKAGING -- 0.3%
     11,200   Silgan Holdings, Inc. .........       449,904
                                               ------------
              CORRECTIONAL FACILITIES -- 0.6%
     21,200   Corrections Corp. of
                America*.....................       958,240
                                               ------------
              DISTRIBUTION -- 0.5%
     18,600   Central European Distribution
                Corp.*(h)....................       715,170
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 0.6%
     12,100   Chemed Corp. ..................       718,014
      3,300   LandAmerica Financial Group,
                Inc. ........................       223,905
                                               ------------
                                                    941,919
                                               ------------
              ELECTRONICS -- 3.2%
     79,918   Aeroflex, Inc.*................     1,097,274
     56,900   Cirrus Logic, Inc.*............       482,512
     33,300   Comtech Group, Inc.*...........       333,000
     22,200   EDO Corp. .....................       684,870
     38,400   Micrel, Inc.*..................       569,088
      3,400   Multi-Fineline Electronix,
                Inc.*(h).....................       198,866
     19,300   Orbotech, Ltd. (Israel)*.......       475,359
     21,800   Park Electrochemical Corp. ....       643,100
     15,200   Technitrol, Inc. ..............       364,496
                                               ------------
                                                  4,848,565
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ENGINEERING -- 0.4%
     11,800   EMCOR Group, Inc.*.............  $    585,988
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.6%
     19,000   Aleris International, Inc.*....       913,330
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.6%
     33,900   Aaron Rents, Inc. .............       921,063
                                               ------------
              FINANCIAL SERVICES -- 1.6%
     41,100   Doral Financial Corp. -- Puerto
                Rico(h)......................       474,705
     14,300   Encore Capital Group, Inc.*....       210,925
     13,800   Piper Jaffray Companies,
                Inc.*........................       759,000
     16,440   Susquehanna Bancshares,
                Inc. ........................       423,659
     75,400   W Holding Company, Inc. --
                Puerto Rico..................       593,398
                                               ------------
                                                  2,461,687
                                               ------------
              FOOD AND BEVERAGE -- 0.5%
     24,100   Corn Products International,
                Inc. ........................       712,637
                                               ------------
              INSURANCE -- 3.2%
     11,500   Arch Capital Group, Ltd.
                (Bermuda)*...................       664,010
     11,200   FPIC Insurance Group, Inc.*....       423,360
     18,000   Infinity Property & Casualty
                Corp. .......................       751,320
      9,200   RLI Corp. .....................       527,160
     15,800   Selective Insurance Group,
                Inc. ........................       837,400
     23,400   The Phoenix Companies, Inc. ...       381,420
      8,600   Triad Guaranty, Inc.*..........       403,340
     16,200   Zenith National Insurance
                Corp. .......................       779,706
                                               ------------
                                                  4,767,716
                                               ------------
              INTERNET SERVICES -- 8.5%
    136,880   @Road, Inc.*...................       693,982
     83,800   Art Technology Group, Inc.*....       268,998
     29,400   Blackboard, Inc.*..............       835,254
      9,700   Blue Nile, Inc.*(h)............       341,343
     41,700   Click Commerce, Inc.*(h).......       998,298
     23,700   eCollege.com, Inc.*............       446,508
    110,400   Entrust, Inc.*.................       496,800
     60,200   LivePerson, Inc.*..............       435,848
     30,200   Packeteer, Inc.*...............       350,320
     44,000   Performance Technologies,
                Inc.*........................       330,000
     35,300   Priceline.com, Inc.*(h)........       876,852
     45,500   RADVision, Ltd. (Israel)*......       812,175

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     36,300   RealNetworks, Inc.*............  $    299,475
     41,000   Secure Computing Corp.*........       473,140
     42,500   SonicWALL, Inc.*...............       301,325
     46,100   Stellent, Inc.*................       546,746
     33,300   The TriZetto Group, Inc.*......       585,747
     51,800   ValueClick, Inc.*..............       876,456
     46,600   VASCO Data Security
                International, Inc.*(h)......       381,188
    107,700   webMethods, Inc.*..............       906,834
     31,700   Websense, Inc.*................       874,286
     32,110   WebSideStory, Inc.*(h).........       551,971
                                               ------------
                                                 12,683,546
                                               ------------
              LEISURE AND RECREATION -- 0.5%
      9,700   Dover Downs Gaming &
                Entertainment, Inc. .........       211,169
      7,300   Scientific Games Corp. -- Class
                A*...........................       256,449
      6,100   Speedway Motorsports, Inc. ....       233,081
                                               ------------
                                                    700,699
                                               ------------
              MACHINERY -- 3.0%
     26,681   ASV, Inc.*(h)..................       859,662
     22,900   Columbus McKinnon Corp.*.......       616,697
    118,400   Flow International Corp.*(h)...     1,559,328
      9,800   Gardner Denver, Inc.*..........       638,960
     66,823   Presstek, Inc.*................       795,194
                                               ------------
                                                  4,469,841
                                               ------------
              MANUFACTURING -- 4.0%
     24,300   Advanced Energy Industries,
                Inc.*........................       343,359
     16,900   Brady Corp. -- Class A.........       633,074
     16,700   Ceradyne, Inc.*(h).............       833,330
      9,800   Encore Wire Corp.*.............       332,024
     23,200   Griffon Corp.*.................       576,288
      8,000   Lincoln Electric Holdings,
                Inc. ........................       431,920
     65,600   Power-One, Inc.*...............       472,320
      6,600   PW Eagle, Inc.(h)..............       183,480
     12,500   Rogers Corp.*..................       681,000
     45,140   TTM Technologies, Inc.*........       654,079
     25,700   Wabtec Corp. ..................       837,820
                                               ------------
                                                  5,978,694
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 8.1%
     19,600   Amedisys, Inc.*(h).............       681,100
     20,162   American Retirement Corp.*.....       516,550
     97,400   AMICAS, Inc.*..................       459,728
     38,400   Aspect Medical Systems,
                Inc.*(h).....................     1,053,696
      9,700   Datascope Corp. ...............       383,732

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
     15,700   DJ Orthopedics, Inc.*..........  $    624,232
     16,600   Hologic, Inc.*.................       918,810
      8,200   ICU Medical, Inc.*.............       296,758
     14,600   Illumina, Inc.*................       346,750
     17,423   IRIS International, Inc.*(h)...       272,321
     23,100   LHC Group, Inc.*...............       369,600
      8,400   Matria Healthcare, Inc.*.......       318,864
     28,400   Meridian Bioscience, Inc. .....       766,232
     45,500   Natus Medical, Inc.*...........       932,750
     31,700   Palomar Medical Technologies,
                Inc.*(h).....................     1,060,365
     39,800   Per-Se Technologies, Inc.*.....     1,061,069
     19,900   Res-Care, Inc.*................       365,762
     29,300   SurModics, Inc.*(h)............     1,036,048
     70,300   Third Wave Technologies*.......       220,039
     33,300   TriPath Imaging, Inc.*.........       232,434
      6,900   West Pharmaceutical Services,
                Inc. ........................       239,568
                                               ------------
                                                 12,156,408
                                               ------------
              METALS AND MINING -- 1.6%
     11,122   AMCOL International Corp. .....       320,314
     11,400   Carpenter Technology Corp. ....     1,077,528
     11,400   Gibraltar Industries, Inc. ....       335,844
     18,400   Mueller Industries, Inc. ......       656,696
                                               ------------
                                                  2,390,382
                                               ------------
              OFFICE EQUIPMENT -- 0.5%
     22,500   Herman Miller, Inc. ...........       729,225
                                               ------------
              OIL AND GAS: EQUIPMENT -- 0.5%
     27,800   Superior Energy Services,
                Inc.*........................       744,762
                                               ------------
              OIL AND GAS: PIPELINES -- 0.2%
      8,500   Hornbeck Offshore Services,
                Inc.*........................       306,595
                                               ------------
              OIL, COAL AND GAS -- 3.4%
      4,600   Atwood Oceanics, Inc.*.........       464,646
     12,200   Core Laboratories NV (the
                Netherlands)*................       580,110
     21,700   Foundation Coal Holdings,
                Inc. ........................       892,738
     15,800   Headwaters, Inc.*(h)...........       628,682
     18,000   Helix Energy Solutions Group,
                Inc.*(h).....................       682,200
      6,000   Oceaneering International,
                Inc.*........................       343,800
     12,000   TETRA Technologies, Inc.*......       564,480
     16,300   Todco -- Class A*..............       642,383
      5,600   Unit Corp.*....................       312,200
                                               ------------
                                                  5,111,239
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 6.7%
     21,900   Allion Healthcare, Inc.*.......  $    296,964
     64,700   Arena Pharmaceuticals,
                Inc.*(h).....................     1,171,717
     46,400   Bentley Pharmaceuticals,
                Inc.*(h).....................       610,160
     32,200   Cubist Pharmaceuticals,
                Inc.*........................       739,634
     10,500   Digene Corp.*..................       410,550
     29,600   Hi-Tech Pharmacal Company,
                Inc.*........................       834,720
     22,937   Kendle International, Inc.*....       775,271
     37,800   LifeCell Corp.*................       852,390
     42,000   PDL BioPharma, Inc.*...........     1,377,599
     26,136   PetMed Express, Inc.*..........       464,437
     41,600   Serologicals Corp.*............     1,017,536
     14,400   United Therapeutics Corp.*.....       954,432
     42,200   ViroPharma, Inc.*(h)...........       535,940
                                               ------------
                                                 10,041,350
                                               ------------
              RETAIL -- 1.5%
     26,550   Coldwater Creek, Inc.*.........       738,090
     18,200   Conn's, Inc.*(h)...............       621,712
     20,000   First Cash Financial Services,
                Inc.*........................       399,800
     20,100   The Sportman's Guide, Inc.*....       532,449
                                               ------------
                                                  2,292,051
                                               ------------
              RETAIL: RESTAURANTS -- 1.7%
     39,700   Luby's, Inc.*..................       495,853
     13,900   Panera Bread Company -- Class
                A*(h)........................     1,045,002
     16,327   RARE Hospitality International,
                Inc.*........................       568,669
     14,300   Sonic Corp.*...................       502,359
                                               ------------
                                                  2,611,883
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 2.9%
     17,500   Cymer, Inc.*(h)................       795,200
     25,400   FEI Company*...................       504,190
     32,300   Metrologic Instruments,
                Inc.*........................       747,099
     22,000   Molecular Devices Corp.*.......       729,520
     22,800   Trimble Navigation, Ltd.*......     1,027,140
     17,500   Woodward Governor Company......       581,875
                                               ------------
                                                  4,385,024
                                               ------------
              SECURITY SERVICES -- 0.4%
     35,400   Ituran Location and Control,
                Ltd. (Israel)*...............       535,602
                                               ------------
              SEMICONDUCTORS -- 5.3%
     71,900   ANADIGICS, Inc.*(h)............       568,010
     32,300   Atmel Corp.*...................       152,456
     12,200   ATMI, Inc.*....................       368,440

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     24,892   BTU International, Inc.*.......  $    408,976
     29,000   Credence Systems Corp.*........       212,860
     28,300   Cree, Inc.*(h).................       928,523
     38,900   Cypress Semiconductor Corp.*...       659,355
     40,700   Integrated Device Technology,
                Inc.*........................       604,802
     92,400   Kopin Corp.*...................       462,924
     42,936   MIPS Technologies, Inc.*.......       320,303
     22,772   Netlogic Microsystems,
                Inc.*(h).....................       938,433
     36,200   O2Micro International, Ltd.
                (ADR) (Cayman Islands)*......       384,806
     31,100   Photronics, Inc.*..............       583,436
     19,600   PortalPlayer, Inc.*(h).........       435,708
     11,483   Power Integrations, Inc.*......       284,549
     29,700   Semtech Corp.*.................       531,333
      5,600   Standard Microsystems Corp.*...       145,488
                                               ------------
                                                  7,990,402
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.3%
     13,800   Hibbett Sporting Goods,
                Inc.*........................       455,262
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 4.0%
     44,595   CalAmp Corp.*..................       523,545
     16,098   Carrier Access Corp.*..........        96,910
     48,000   Ditech Communications Corp.*...       501,600
      2,131   EFJ, Inc.*.....................        22,993
     35,800   General Cable Corp.*...........     1,085,814
     21,700   NICE Systems, Ltd. (ADR)
                (Israel)*....................     1,105,833
     21,200   Orckit Communications, Ltd.
                (Israel)*(h).................       465,976
     48,200   Radyne Corp.*..................       769,754
     38,200   Tekelec*.......................       528,306
     43,300   Tollgrade Communications,
                Inc*.........................       644,304
     66,400   Westell Technologies,
                Inc. -- Class A*.............       270,248
                                               ------------
                                                  6,015,283
                                               ------------
              TRANSPORTATION -- 1.2%
      3,059   Hub Group, Inc. -- Class A*....       139,429
     19,200   Marten Transport, Ltd.*........       347,328
     24,500   Pacer International, Inc. .....       800,660
      6,400   TAL International Group,
                Inc.*........................       154,304
     13,500   Universal Truckload Services,
                Inc.*........................       338,175
                                               ------------
                                                  1,779,896
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $132,384,134)..........   147,632,896
                                               ------------

                    See notes to portfolios of investments.

                           SMALL-CAP GROWTH PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 17.0%
$25,477,376   Securities Lending Collateral
                Investment (Note 3)
                (Cost $25,477,376)...........  $ 25,477,376
                                               ------------
              TOTAL SECURITIES
                (Cost $157,861,510)..........   173,110,272
                                               ------------
              REPURCHASE AGREEMENTS -- 1.0%
  1,479,820   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $1,480,348
                (Collateralized by Small
                Business Administration,
                6.88%, due 03/25/25,
                with a value of $1,553,811)
                (Cost $1,479,820)............     1,479,820
                                               ------------
              Total Investments -- 116.6%
                (Cost $159,341,330)..........   174,590,092
              Liabilities less other
                assets -- (16.6)%............   (24,846,776)
                                               ------------
              NET ASSETS -- 100.0%...........  $149,743,316
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $159,341,330.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $18,286,050
    Gross unrealized depreciation...........   (3,037,288)
                                              -----------
    Net unrealized appreciation.............  $15,248,762
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.3%
              AEROSPACE AND DEFENSE -- 1.4%
     71,850   The Boeing Company.............  $  5,599,271
                                               ------------
              AGRICULTURE -- 1.4%
     65,500   Monsanto Company...............     5,551,125
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.3%
     75,390   Chico's FAS, Inc.*.............     3,063,850
    173,420   Coach, Inc.*...................     5,996,863
                                               ------------
                                                  9,060,713
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.3%
     47,940   Toyota Motor Corp. (ADR)
                (Japan)......................     5,220,666
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
     79,560   Global Payments, Inc. .........     4,217,476
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 6.6%
    133,490   Apple Computer, Inc.*..........     8,372,493
    223,010   Hewlett-Packard Company........     7,337,029
    187,800   Red Hat, Inc.*(h)..............     5,254,644
    156,930   Salesforce.com, Inc.*(h).......     5,701,267
                                               ------------
                                                 26,665,433
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
     80,880   Cemex SA de CV (ADR)
                (Mexico).....................     5,279,846
                                               ------------
              DIVERSIFIED OPERATIONS AND SERVICES -- 5.4%
    469,650   General Electric Company.......    16,334,427
     57,800   Textron, Inc. .................     5,397,942
                                               ------------
                                                 21,732,369
                                               ------------
              ELECTRONICS -- 1.5%
    129,610   Sony Corp. (ADR) (Japan)(h)....     5,971,133
                                               ------------
              FINANCIAL SERVICES -- 5.2%
     12,200   Chicago Mercantile Exchange
                Holdings, Inc. ..............     5,459,500
    339,570   Mitsubishi UFJ Financial Group,
                Inc. (ADR) (Japan)...........     5,164,860
    116,240   Nasdaq Stock Market,
                Inc.*(h).....................     4,654,250
    323,140   The Charles Schwab Corp. ......     5,561,239
                                               ------------
                                                 20,839,849
                                               ------------
              FOOD AND BEVERAGE -- 1.4%
    162,640   Archer-Daniels-Midland
                Company......................     5,472,836
                                               ------------
              INTERNET SERVICES -- 12.4%
    259,120   Akamai Technologies,
                Inc.*(h).....................     8,522,457
    558,390   Cisco Systems, Inc.*...........    12,100,311
    224,880   eBay, Inc.*....................     8,783,813

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     57,100   F5 Networks, Inc.*(h)..........  $  4,139,179
     41,650   Google, Inc. -- Class A*.......    16,243,500
                                               ------------
                                                 49,789,260
                                               ------------
              LEISURE AND RECREATION -- 6.0%
    142,500   International Game
                Technology...................     5,018,850
     69,000   Las Vegas Sands Corp.*.........     3,909,540
    126,840   Scientific Games Corp. -- Class
                A*...........................     4,455,889
     87,000   Starwood Hotels & Resorts
                Worldwide, Inc. .............     5,892,510
     62,000   Station Casinos, Inc. .........     4,920,940
                                               ------------
                                                 24,197,729
                                               ------------
              MACHINERY -- 2.5%
     92,180   Joy Global, Inc. ..............     5,509,599
     63,600   Rockwell Automation, Inc. .....     4,573,476
                                               ------------
                                                 10,083,075
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 5.7%
    122,100   Cerner Corp.*(h)...............     5,793,645
     47,000   DaVita, Inc.*..................     2,829,870
     45,600   Intuitive Surgical, Inc.*(h)...     5,380,800
    162,090   UnitedHealth Group, Inc. ......     9,054,347
                                               ------------
                                                 23,058,662
                                               ------------
              OIL, COAL AND GAS -- 1.9%
     68,740   Peabody Energy Corp. ..........     3,465,183
     68,400   Valero Energy Corp. ...........     4,088,952
                                               ------------
                                                  7,554,135
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 14.0%
     50,070   Allergan, Inc. ................     5,432,595
     63,280   AmerisourceBergen Corp. .......     3,054,526
    106,320   Caremark Rx, Inc.*.............     5,228,818
    137,000   Celgene Corp.*.................     6,058,140
     54,760   Express Scripts, Inc.*.........     4,813,404
     79,940   Genentech, Inc.*...............     6,755,729
    117,380   Genzyme Corp.*.................     7,890,284
    153,750   Gilead Sciences, Inc.*.........     9,566,324
     91,100   Shire PLC (ADR) (United
                Kingdom).....................     4,235,239
     83,440   Teva Pharmaceutical Industries,
                Ltd. (ADR) (Israel)..........     3,436,059
                                               ------------
                                                 56,471,118
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.0%
     48,900   CB Richard Ellis Group, Inc. --
                Class A*.....................     3,946,230
                                               ------------

                    See notes to portfolios of investments.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 0.9%
     76,980   GameStop Corp. -- Class
                A*(h)........................  $  3,628,837
                                               ------------
              RETAIL: RESTAURANTS -- 1.5%
    155,530   Starbucks Corp.*...............     5,854,149
                                               ------------
              RETAIL: SUPERMARKETS -- 1.2%
     71,720   Whole Foods Market, Inc.(h)....     4,765,077
                                               ------------
              SEMICONDUCTORS -- 12.5%
    242,510   Advanced Micro Devices,
                Inc.*........................     8,041,632
    494,800   Applied Materials, Inc. .......     8,663,948
    196,440   Broadcom Corp. -- Class A*.....     8,478,350
     78,390   KLA-Tencor Corp. ..............     3,790,940
    155,920   Marvell Technology Group, Ltd.
                (Bermuda)*(h)................     8,435,272
    506,080   Micron Technology, Inc.*.......     7,449,498
    227,283   Novellus Systems, Inc.* .......     5,454,792
                                               ------------
                                                 50,314,432
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 10.1%
    189,500   Alcatel SA (ADR) (France)*(h)..     2,918,300
    149,310   America Movil SA de CV --
                Series L (ADR) (Mexico)......     5,115,361
    304,070   Corning, Inc.*.................     8,182,524
    140,200   Crown Castle International
                Corp.*.......................     3,974,670
    949,290   JDS Uniphase Corp.*............     3,958,539
     84,890   NII Holdings, Inc.*............     5,005,963
    224,360   QUALCOMM, Inc. ................    11,354,860
                                               ------------
                                                 40,510,217
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 0.8%
     61,500   C.H. Robinson Worldwide,
                Inc. ........................  $  3,019,035
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $324,699,321)..........   398,802,673
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 11.9%
$47,978,710   Securities Lending Collateral
                Investment (Note 3)
                (Cost $47,978,710)...........    47,978,710
                                               ------------
              TOTAL SECURITIES
                (Cost $372,678,031)..........   446,781,383
                                               ------------
              REPURCHASE AGREEMENTS -- 1.2%
  5,021,438   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $5,023,229
                (Collateralized by Small
                Business Administration,
                7.63%, due 05/25/15, with a
                value of $5,272,510) (Cost
                $5,021,438)..................     5,021,438
                                               ------------
              Total Investments -- 112.4%
                (Cost $377,699,469)..........   451,802,821
              Liabilities less other
                assets -- (12.4)%............   (49,786,481)
                                               ------------
              NET ASSETS -- 100.0%...........  $402,016,340
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $377,699,469.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $75,966,527
    Gross unrealized depreciation...........   (1,863,175)
                                              -----------
    Net unrealized appreciation.............  $74,103,352
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 85.7%
              ADVERTISING -- 1.9%
$ 2,990,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  3,266,575
  2,680,000   RH Donnelley Corp. -- 144A,
                6.88%, 01/15/13..............     2,519,200
  2,665,000   RH Donnelley Corp. -- 144A,
                8.88%, 01/15/16..............     2,784,925
                                               ------------
                                                  8,570,700
                                               ------------
              AEROSPACE AND DEFENSE -- 0.4%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       418,700
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       447,163
    980,000   DRS Technologies, Inc.,
                7.63%, 02/01/18..............     1,014,300
                                               ------------
                                                  1,880,163
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.4%
  1,685,000   Case New Holland, Inc.,
                9.25%, 08/01/11..............     1,807,163
                                               ------------
              AIRLINES -- 0.8%
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,706,138
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       314,133
  1,094,940   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,046,713
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09(i)...........       135,000
    320,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08(i)...........       312,800
                                               ------------
                                                  3,514,784
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.4%
  3,770,000   Levi Strauss & Company,
                12.25%, 12/15/12.............     4,302,512
  1,315,000   Levi Strauss & Company,
                9.75%, 01/15/15..............     1,390,613
  2,660,000   Levi Strauss & Company,
                Floating Rate,
                9.28%, 04/01/12(b)...........     2,766,400
  2,240,000   Neiman Marcus Group, Inc. --
                144A,
                9.00%, 10/15/15..............     2,380,000
  1,680,000   Neiman Marcus Group, Inc. --
                144A,
                10.38%, 10/15/15.............     1,793,400
  1,905,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     1,971,675
  2,780,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,793,900

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL (CONTINUED)
$   490,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............  $    502,250
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       729,525
    590,000   Quiksilver, Inc.,
                6.88%, 04/15/15..............       576,725
    470,000   Russell Corp.,
                9.25%, 05/01/10..............       489,975
                                               ------------
                                                 19,696,975
                                               ------------
              AUTOMOBILE: RENTAL -- 1.4%
  3,505,000   Hertz Corp. -- 144A,
                8.88%, 01/01/14..............     3,653,963
  2,615,000   Hertz Corp. -- 144A,
                10.50%, 01/01/16.............     2,850,350
                                               ------------
                                                  6,504,313
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                EQUIPMENT -- 1.5%
  2,610,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,479,500
    395,000   Commercial Vehicle Group,
                8.00%, 07/01/13..............       396,975
    155,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............        77,500
    270,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       237,600
    430,000   Metaldyne Corp.,
                10.00%, 11/01/13.............       404,200
    260,000   Rexnord Corp.,
                10.13%, 12/15/12.............       286,650
  1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............     1,005,000
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,053,675
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       397,365
    680,000   Visteon Corp.,
                8.25%, 08/01/10..............       564,400
                                               ------------
                                                  6,902,865
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.7%
    620,000   Adelphia Communications,
                10.25%, 11/01/06(i)..........       362,700
    840,000   Adelphia Communications,
                10.25%, 06/15/11(i)..........       533,400
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(i)(m)........       178,425
  5,970,000   CCO Holdings LLC/Capital Corp.,
                8.75%, 11/15/13..............     5,835,675

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$ 1,740,000   Coleman Cable, Inc.,
                9.88%, 10/01/12..............  $  1,574,700
  1,030,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     1,089,225
    405,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............       409,050
  4,625,000   Insight Communications Company,
                Inc.,
                12.25%, 02/15/11.............     4,925,625
    805,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............       863,363
    715,000   LBI Media, Inc.,
                10.13%, 07/15/12.............       768,625
    570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....       427,500
  1,455,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,200,375
  2,940,000   Sirius Satellite Radio Inc.,
                9.63%, 08/01/13..............     2,881,200
                                               ------------
                                                 21,049,863
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.3%
  1,500,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............     1,515,000
                                               ------------
              CHEMICALS -- 4.7%
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       712,313
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,235,325
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       874,000
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,790,156
  2,790,000   Ineos Group Holdings PLC --
                144A (United Kingdom),
                8.50%, 02/15/16..............     2,664,450
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       352,800
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,447,363
  2,408,000   Nalco Company,
                7.75%, 11/15/11..............     2,450,140
  1,260,000   Nova Chemicals Corp. (Canada),
                Floating Rate,
                7.56%, 11/15/13(k)...........     1,272,600
  2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............     3,015,999
  1,465,000   PolyOne Corp.,
                10.63%, 05/15/10.............     1,593,188
    365,000   PolyOne Corp.,
                8.88%, 05/01/12..............       375,950

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$   380,000   PQ Corp. -- 144A,
                7.50%, 02/15/13..............  $    366,700
    221,000   Rhodia SA (France),
                10.25%, 06/01/10.............       248,901
  1,148,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,265,670
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(g).....     1,309,500
                                               ------------
                                                 20,975,055
                                               ------------
              COMPUTER EQUIPMENT, SOFTWARE AND
                SERVICES -- 2.9%
  4,540,000   GSC Holdings Corp. -- 144A,
                8.00%, 10/01/12..............     4,528,649
  1,590,000   GSC Holdings Corp. -- 144A,
                Floating Rate,
                8.41%, 10/01/11(b)...........     1,633,725
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,980,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       175,100
  1,685,000   SunGard Data Systems, Inc. --
                144A,
                9.13%, 08/15/13..............     1,790,313
  2,395,000   SunGard Data Systems, Inc. --
                144A,
                10.25%, 08/15/15.............     2,532,713
    420,000   SunGard Data Systems, Inc. --
                144A, Floating Rate,
                9.43%, 08/15/13(k)...........       445,200
                                               ------------
                                                 13,085,700
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.1%
    910,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............       931,613
  1,200,000   Goodman Global Holdings, Series
                B, Floating Rate,
                7.49%, 06/15/12(k)...........     1,227,000
  1,955,000   Nortek, Inc.,
                8.50%, 09/01/14..............     1,998,988
    930,000   NTK Holdings, Inc.,
                zero coupon, 03/01/14(g).....       683,550
  1,280,000   Panolam Industries
                International -- 144A,
                10.75%, 10/01/13.............     1,248,000
  3,000,000   RMCC Acquisition Company --
                144A,
                9.50%, 11/01/12..............     3,089,999
    330,000   Stanley-Martin Companies --
                144A,
                9.75%, 08/15/15..............       303,600
                                               ------------
                                                  9,482,750
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 0.3%
$   695,000   Fedders North America,
                9.88%, 03/01/14..............  $    430,900
    755,000   Steinway Musical Instruments --
                144A,
                7.00%, 03/01/14..............       758,775
    303,000   WH Holdings, Ltd./WH Capital
                Corp.,
                9.50%, 04/01/11..............       328,755
                                               ------------
                                                  1,518,430
                                               ------------
              CONTAINERS AND PACKAGING -- 2.5%
    995,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............       985,050
  3,255,000   Smurfit-Stone Container Corp.,
                9.25%, 02/01/08..............     3,405,544
  3,195,000   Solo Cup Company,
                8.50%, 02/15/14..............     3,019,275
  4,085,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     3,819,475
                                               ------------
                                                 11,229,344
                                               ------------
              DISTRIBUTION -- 0.2%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............     1,001,875
                                               ------------
              EDUCATION -- 0.2%
    740,000   Knowledge Learning Center --
                144A,
                7.75%, 02/01/15..............       708,550
                                               ------------
              ELECTRONICS -- 0.6%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       481,250
  2,000,000   Sanmina-SCI Corp.,
                8.13%, 03/01/16..............     2,030,000
    275,000   Solectron Global Finance
                Ltd. -- 144A,
                8.00%, 03/15/16..............       277,063
                                               ------------
                                                  2,788,313
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.9%
  1,225,000   Aleris International, Inc.,
                10.38%, 10/15/10.............     1,356,688
    881,000   Aleris International, Inc.,
                9.00%, 11/15/14..............       927,253
  1,555,000   Waste Services, Inc.,
                9.50%, 04/15/14..............     1,611,368
                                               ------------
                                                  3,895,309
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              EQUIPMENT RENTAL AND LEASING -- 0.6%
$   100,000   United Rentals North America,
                Inc.,
                6.50%, 02/15/12..............  $     98,500
    365,000   United Rentals North America,
                Inc.,
                7.75%, 11/15/13..............       366,825
  2,400,000   United Rentals North America,
                Inc.,
                7.00%, 02/15/14..............     2,322,000
                                               ------------
                                                  2,787,325
                                               ------------
              FINANCIAL SERVICES -- 4.8%
  2,050,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............     2,290,875
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,485,188
    315,000   E*TRADE Financial Corp.,
                8.00%, 06/15/11..............       328,781
  2,190,000   E*TRADE Financial Corp.,
                7.88%, 12/01/15..............     2,321,400
    865,000   Ford Motor Credit Company,
                6.50%, 01/25/07..............       861,855
  3,090,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     2,907,223
  1,465,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     1,374,580
  5,220,000   Ford Motor Credit Company,
                Floating Rate,
                7.68%, 11/02/07(b)...........     5,145,410
  1,060,000   General Motors Acceptance
                Corp.,
                6.13%, 09/15/06..............     1,055,225
    935,000   General Motors Acceptance
                Corp.,
                5.13%, 05/09/08..............       880,373
    470,000   General Motors Acceptance
                Corp.,
                5.85%, 01/14/09..............       432,870
    170,000   General Motors Acceptance
                Corp.,
                7.00%, 02/01/12..............       158,473
  1,405,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............     1,331,344
    620,000   Residential Capital Corp.,
                6.88%, 06/30/15..............       647,464
                                               ------------
                                                 21,221,061
                                               ------------
              FOOD AND BEVERAGE -- 2.0%
  1,280,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,344,806
  3,250,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(g).....     2,681,250
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,460,988

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
$ 3,240,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............  $  3,223,800
    357,000   United Agriculture Products,
                8.25%, 12/15/11..............       373,065
                                               ------------
                                                  9,083,909
                                               ------------
              FUNERAL SERVICES -- 0.2%
  1,090,000   Service Corp. International --
                144A,
                7.50%, 06/15/17..............     1,114,525
                                               ------------
              LEISURE AND RECREATION -- 8.5%
  2,365,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............     2,341,350
    270,000   AMC Entertainment, Inc.,
                Floating Rate,
                9.00%, 08/15/10(b)...........       280,125
    172,437   Eldorado Casino Shreveport,
                10.00%, 08/01/12.............       138,381
  2,275,000   GreekTown Holdings -- 144A,
                10.75%, 12/01/13.............     2,354,624
     97,000   HRP Myrtle Beach Holdings,
                Series UNIT,
                14.50%, 04/01/14.............       984,550
    945,000   HRP Myrtle Beach Operations --
                144A,
                12.50%, 04/01/13.............       959,175
  1,465,000   HRP Myrtle Beach Operations --
                144A, Floating Rate,
                9.82%, 04/01/12(k)...........     1,481,481
  1,870,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,028,950
  4,335,000   Kerzner International (Bahama
                Islands),
                6.75%, 10/01/15..............     4,584,262
  1,500,000   MGM MIRAGE,
                6.63%, 07/15/15..............     1,483,125
    460,000   Mohegan Tribal Gaming
                Authority, 8.00%, 04/01/12...       484,150
  1,805,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     1,814,025
  1,330,000   San Pasqual Casino -- 144A,
                8.00%, 09/15/13..............     1,349,950
  2,110,000   Six Flags, Inc.,
                8.88%, 02/01/10..............     2,112,638
  2,175,000   Six Flags, Inc.,
                9.63%, 06/01/14..............     2,202,188
    610,000   The Majestic Star Casino LLC,
                9.50%, 10/15/10..............       649,650
    980,000   The Majestic Star Casino LLC/
                The Majestic Star Casino
                Capital Corp. -- 144A,
                9.75%, 01/15/11..............       994,700
  5,965,000   Trump Entertainment Resorts,
                Inc., 8.50%, 06/01/15........     5,830,787

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$ 1,035,000   Tunica-Biloxi Gaming
                Authority -- 144A,
                9.00%, 11/15/15..............  $  1,081,575
  1,821,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,937,089
  2,715,000   Wynn Las Vegas LLC/Capital
                Corp.,
                6.63%, 12/01/14..............     2,650,518
                                               ------------
                                                 37,743,293
                                               ------------
              MACHINERY -- 1.3%
  1,225,000   Allis Chalmers Energy, Inc. --
                144A,
                9.00%, 01/15/14..............     1,212,750
  2,780,000   Case New Holland, Inc. -- 144A,
                7.13%, 03/01/14..............     2,759,150
    830,000   Chart Industries, Inc. -- 144A,
                9.13%, 10/15/15..............       861,125
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       339,313
    970,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............       877,850
                                               ------------
                                                  6,050,188
                                               ------------
              MANUFACTURING -- 1.3%
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       886,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,764,250
     10,000   Koppers, Inc.,
                9.88%, 10/15/13..............        11,000
    575,000   MAAX Corp. (Canada),
                9.75%, 06/15/12..............       494,500
    640,000   Samsonite Corp.,
                8.88%, 06/01/11..............       680,000
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 07/01/05(i)(m)........         2,700
                                               ------------
                                                  5,838,450
                                               ------------
              MEDICAL EQUIPMENT, SUPPLIES, AND
                SERVICES -- 3.7%
  1,925,000   Accellent, Inc.,
                10.50%, 12/01/13.............     2,064,563
  1,525,000   CDRV Investors, Inc.,
                zero coupon, 01/01/15(g).....     1,044,625
    270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............       284,850
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       231,550
    860,000   Encore Medical IHC, Inc.,
                9.75%, 10/01/12..............       872,900
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       861,300
    800,000   National Mentor, Inc.,
                9.63%, 12/01/12..............       908,000

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL EQUIPMENT, SUPPLIES, AND SERVICES
                (CONTINUED)
$ 1,170,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............  $  1,219,725
    835,000   Res-Care, Inc.,
                7.75%, 10/15/13..............       843,350
  2,070,562   Safety Products Holdings,
                Series B, 11.75%,
                01/01/12(n)..................     2,087,384
  1,300,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............     1,176,500
    185,000   Tenet Healthcare Corp. -- 144A,
                9.25%, 02/01/15..............       185,925
  1,570,000   US Oncology, Inc.,
                9.00%, 08/15/12..............     1,632,800
  1,345,000   US Oncology, Inc.,
                10.75%, 08/15/14.............     1,476,138
  1,820,000   VWR International, Inc.,
                8.00%, 04/15/14..............     1,824,550
                                               ------------
                                                 16,714,160
                                               ------------
              METALS AND MINING -- 1.6%
  1,349,000   Ispat Inland ULC (Canada),
                9.75%, 04/01/14..............     1,528,220
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,798,500
  1,240,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....     1,016,800
  1,580,000   Novelis, Inc. -- 144A (Canada),
                7.75%, 02/15/15..............     1,524,700
  1,105,000   Rathgibson, Inc. -- 144A,
                11.25%, 02/15/14.............     1,160,250
                                               ------------
                                                  7,028,470
                                               ------------
              OFFICE EQUIPMENT -- 0.2%
    925,000   Xerox Corp.,
                9.75%, 01/15/09..............     1,016,344
                                               ------------
              OIL AND GAS: PIPELINES -- 2.1%
    320,000   Copano Energy LLC -- 144A,
                8.13%, 03/01/16..............       332,800
  1,550,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............     1,426,000
  1,895,000   Dynegy Holdings, Inc. -- 144A,
                8.38%, 05/01/16..............     1,895,000
    105,000   El Paso Corp.,
                7.50%, 08/15/06..............       105,656
    740,000   El Paso Corp.,
                9.63%, 05/15/12..............       826,950
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       402,800
  1,120,000   Semgroup LP -- 144A,
                8.75%, 11/15/15..............     1,148,000

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$ 2,510,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............  $  2,679,425
    375,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............       440,625
                                               ------------
                                                  9,257,256
                                               ------------
              OIL, COAL AND GAS -- 1.7%
    415,000   Alpha Natural Resources,
                10.00%, 06/01/12.............       458,575
    490,000   Clayton William Energy,
                7.75%, 08/01/13..............       463,050
    160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       166,600
  1,025,000   Encore Acquistion Corp.,
                7.25%, 12/01/17..............     1,032,688
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       721,063
    390,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............       417,300
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       585,375
  1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............     1,316,249
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       190,313
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       457,600
  1,615,000   United Refining Company,
                10.50%, 08/15/12.............     1,715,937
                                               ------------
                                                  7,524,750
                                               ------------
              PAPER AND FOREST PRODUCTS -- 3.0%
    820,000   Abitibi Consolidated, Inc.
                (Canada),
                6.95%, 04/01/08..............       817,950
    550,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............       580,938
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,303,500
  6,700,000   Georgia-Pacific Corp.,
                8.03%, 12/23/13..............     6,853,972
  2,395,000   NewPage Corp.,
                10.00%, 05/01/12.............     2,526,725
  1,420,000   NewPage Corp., Floating Rate,
                10.93%, 05/01/12(b)..........     1,515,850
                                               ------------
                                                 13,598,935
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING -- 3.9%
$   515,000   American Media Operations,
                Inc.,
                8.88%, 01/15/11..............  $    442,900
  3,910,000   American Media Operations,
                Inc., Series B,
                10.25%, 05/01/09.............     3,558,100
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,350,083
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       417,688
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,379,061
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,924,000
  4,595,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     4,962,600
  1,500,000   Houghton Mifflin Company,
                zero coupon, 10/15/13(g).....     1,286,250
  1,000,000   Primedia, Inc., Floating Rate,
                10.12%, 05/15/10(b)..........     1,020,000
                                               ------------
                                                 17,340,682
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
    830,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       827,925
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.5%
    350,000   FelCor Lodging LP, Floating
                Rate, 8.83%, 06/01/11(k).....       364,438
    150,000   Host Marriott LP, Series O,
                6.38%, 03/15/15..............       148,313
    745,000   MeriStar Hospitality Corp.,
                9.00%, 01/15/08..............       793,424
    565,000   MeriStar Hospitality Corp.,
                9.13%, 01/15/11..............       656,812
    485,000   Ventas Realty LP/Ventas Capital
                Corp.,
                7.13%, 06/01/15..............       500,763
                                               ------------
                                                  2,463,750
                                               ------------

              RETAIL -- 1.5%
    465,000   General Nutrition Centers,
                Inc.,
                8.63%, 01/15/11..............       473,138
  3,300,000   Rite Aid Corp.,
                7.13%, 01/15/07..............     3,337,124
    800,000   Rite Aid Corp.,
                8.13%, 05/01/10..............       821,000
  2,065,000   Rite Aid Corp. -- 144A,
                6.13%, 12/15/08..............     2,018,538
                                               ------------
                                                  6,649,800
                                               ------------
              RETAIL: RESTAURANTS -- 0.2%
    900,000   EPL Finance Corp. -- 144A,
                11.75%, 11/15/13.............       927,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SEMICONDUCTORS -- 0.7%
$ 2,617,000   Advanced Micro Devices, Inc.,
                7.75%, 11/01/12..............  $  2,751,121
     25,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............        23,125
    270,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............       249,750
                                               ------------
                                                  3,023,996
                                               ------------
              SPECIAL PURPOSE ENTITY -- 7.2%
    215,000   Altra Industrial Motion,
                9.00%, 12/01/11..............       216,075
  1,610,000   AMR Holding Company/Emcare
                Holding Company,
                10.00%, 02/15/15.............     1,726,725
    890,000   Aventine Renewable Energy
                Holdings, Inc. -- 144A,
                Floating Rate,
                10.91%, 12/15/11(b)..........       938,950
    485,000   CCM Merger, Inc. -- 144A,
                8.00%, 08/01/13..............       485,000
  1,200,000   Chukchansi Economic Development
                Authority -- 144A, Floating
                Rate,
                8.06%, 11/15/12(k)...........     1,233,000
    450,000   CPI Holdco, Inc., Floating
                Rate,
                10.56%, 02/01/15(k)..........       470,250
  1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. --
                Series B,
                zero coupon, 10/01/14(g).....     1,077,180
  1,650,000   Digicel, Ltd. -- 144A
                (Jamaica),
                9.25%, 09/01/12..............     1,753,125
  1,375,000   Galaxy Entertainment Finance --
                144A (British Virgin
                Islands),
                9.88%, 12/15/12..............     1,438,594
  1,000,000   Galaxy Entertainment Finance --
                144A (British Virgin
                Islands), Floating Rate,
                9.66%, 12/15/10(k)...........     1,045,000
    535,000   Hexion US Finance Corp./Hexion
                Nova Scotia Finance, LLC,
                9.00%, 07/15/14..............       553,725
    673,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............       746,189
  1,810,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(g).....     1,185,550
  2,625,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     2,789,063
  1,090,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,002,800
  1,880,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     2,011,600

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 2,670,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............  $  3,003,749
  3,535,000   UGS Corp.,
                10.00%, 06/01/12.............     3,906,174
  2,465,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,729,988
  2,475,000   Universal City Florida,
                Floating Rate,
                9.43%, 05/01/10(b)...........     2,524,500
  1,000,000   Vanguard Health Holding Company
                II,
                9.00%, 10/01/14..............     1,027,500
                                               ------------
                                                 31,864,737
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 6.6%
    345,000   Airgate PCS, Inc., Floating
                Rate,
                8.35%, 10/15/11(b)...........       358,369
  1,160,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     1,273,100
    755,000   General Cable Corp.,
                9.50%, 11/15/10..............       819,175
    851,000   Inmarsat Finance PLC (United
                Kingdom),
                7.63%, 06/30/12..............       876,530
  4,620,000   Intelsat Bermuda, Ltd.
                (Bermuda), 5.25%, 11/01/08...     4,388,999
  2,520,000   Intelsat Subsidiary Holding
                Company, Ltd. (Bermuda),
                Floating Rate,
                9.61%, 01/15/12(k)...........     2,573,549
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(i)(n).......            --
    765,000   IWO Holdings, Inc.,
                zero coupon, 01/15/15(g).....       575,663
    185,000   IWO Holdings, Inc., Floating
                Rate, 8.35%, 01/15/12(b).....       193,556
  1,195,000   LCI International, Inc.,
                7.25%, 06/15/07..............     1,212,925
  2,160,000   New Skies Satellites NV (the
                Netherlands),
                9.13%, 11/01/12..............     2,327,400
    645,000   New Skies Satellites NV (the
                Netherlands), Floating Rate,
                9.57%, 11/01/11(k)...........       667,575
  2,260,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     2,144,175
    485,000   NTL Cable PLC (United Kingdom),
                8.75%, 04/15/14..............       499,550

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   460,000   Qwest Communications
                International,
                7.25%, 02/15/11..............  $    473,800
     60,000   Qwest Communications
                International, Series B,
                7.50%, 11/01/08..............        60,150
  2,405,000   Qwest Communications
                International, Series B,
                7.50%, 02/15/14..............     2,489,175
  1,035,000   Qwest Corp.,
                7.88%, 09/01/11..............     1,110,038
    470,000   Qwest Corp.,
                7.63%, 06/15/15..............       505,250
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............       111,238
  2,430,000   Qwest Corp., Floating Rate,
                8.16%, 06/15/13(b)...........     2,685,149
    580,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       618,425
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                8.04%, 12/15/10(b)...........     1,104,938
    450,000   Telemig Celular Participacoes
                SA/ Amazonia Cel -- 144A
                (Brazil), 8.75%, 01/20/09....       474,750
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,745,025
                                               ------------
                                                 29,288,504
                                               ------------
              TRANSPORTATION -- 1.0%
    497,000   H-Lines Finance Holding,
                zero coupon, 04/01/13(g).....       414,995
  1,277,000   Horizon Lines LLC,
                9.00%, 11/01/12..............     1,356,813
    610,000   Quality Distribution,
                LLC/Quality QD Capital Corp.,
                Floating Rate, 9.10%,
                01/15/12(b)..................       606,950
  1,535,000   TFM, SA de CV (Mexico),
                9.38%, 05/01/12..............     1,696,175
    385,000   TFM, SA de CV (Mexico),
                12.50%, 06/15/12.............       433,125
                                               ------------
                                                  4,508,058
                                               ------------
              UTILITIES -- 2.7%
    400,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       434,000
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       337,900
    477,908   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       541,938
  1,305,000   Inergy LP/Inergy Finance Corp.,
                6.88%, 12/15/14..............     1,246,275

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES (CONTINUED)
$   760,000   Mirant North America LLC --
                144A,
                7.38%, 12/31/13..............  $    779,000
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,169,375
  1,615,000   NRG Energy, Inc.,
                7.38%, 02/01/16..............     1,653,356
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,281,988
  1,360,000   Verasun Energy Corp. -- 144A,
                9.88%, 12/15/12..............     1,448,400
                                               ------------
                                                 11,892,232
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $377,896,643)..........   383,892,502
                                               ------------
              LOAN PARTICIPATIONS -- 1.5%
  1,200,000   BLB WorldWide Holdings Corp.,
                7.83%, 06/30/12..............     1,223,000
  3,260,000   HIT Entertainment, Inc.,
                Tranche LN 227525,
                9.17%, 02/05/13..............     3,299,120
  2,300,000   Masonite International Corp.,
                10.38%, 10/06/06.............     2,156,250
                                               ------------
              TOTAL LOAN PARTICIPATIONS
                (Cost $6,789,278)............     6,678,370
                                               ------------
  SHARES
  ------
              COMMON STOCKS -- 1.0%
              FINANCIAL SERVICES -- 0.0%
  1,745,000   Trump Atlantic City*(n)........        67,183
                                               ------------
              LEISURE AND RECREATION -- 0.4%
      1,100   Shreveport Gaming Holdings,
                Inc.*(n).....................        19,635
    109,444   Trump Entertainment Resorts,
                Inc.*........................     2,026,903
                                               ------------
                                                  2,046,538
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.1%
     11,585   Crown Castle International
                Corp.*.......................       328,435
                                               ------------
              UTILITIES -- 0.5%
  1,770,000   Mirant Corp. (Escrow
                Certificates)*...............        70,800
     85,423   Mirant Corp.*..................     2,135,574
                                               ------------
                                                  2,206,374
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $3,664,986)............     4,648,530
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.0%
              OIL, COAL AND GAS -- 0.5%
      5,273   Chesapeake Energy
                Corp. -- 144A, 5.00%.........  $    557,620
     16,553   Chesapeake Energy Corp.,
                4.50%........................     1,587,598
        784   Chesapeake Energy Corp.,
                5.00%........................       152,488
                                               ------------
                                                  2,297,706
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     38,375   Crown Castle International
                Corp.,
                6.25%........................     2,053,063
                                               ------------
              UTILITIES -- 0.1%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       307,781
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $4,236,883)............     4,658,550
                                               ------------
              WARRANTS -- 0.1%
      1,125   American Tower Corp.,
                Expires 08/01/08*............       481,036
      1,000   IPCS, Inc. -- 144A,
                Expires 07/15/10*(n).........            --
      1,000   IWO Holdings, Inc.,
                Expires 01/15/11*(n).........            --
         84   New World Coffee,
                Expires 06/20/06*(n).........             1
      1,000   ONO Finance PLC, (United
                Kingdom),
                Expires 03/16/11*(n).........        69,000
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(n).........            --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       550,037
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.7%
              AEROSPACE AND DEFENSE -- 0.3%
$ 1,305,000   L-3 Communications Corp. --
                144A,
                3.00%, 08/01/35..............     1,347,413
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.2%
  1,000,000   XM Satellite Radio Holdings,
                Inc., 1.75%, 12/01/09........       842,500
                                               ------------
              LEISURE AND RECREATION -- 0.1%
    375,000   Kerzner International (Bahama
                Islands),
                2.38%, 04/15/24..............       505,781
                                               ------------

                    See notes to portfolios of investments.

                           HIGH YIELD BOND PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CONVERTIBLE BONDS (CONTINUED)
              SEMICONDUCTORS -- 0.1%
$   440,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............  $    441,100
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $3,094,433)............     3,136,794
                                               ------------
              TOTAL SECURITIES
                (Cost $395,757,625)..........   403,564,783
                                               ------------
              REPURCHASE AGREEMENTS -- 7.5%
 33,804,967   With Investors Bank and Trust,
                dated 03/31/06, 4.28%, due
                04/03/06, repurchase proceeds
                at maturity $33,817,024
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgages,
                5.12%, due 08/25/32, with a
                value of $35,495,215) (Cost
                $33,804,967).................    33,804,967
                                               ------------
              Total Investments -- 97.5%
                (Cost $429,562,592)..........   437,369,750
              Other assets less
                liabilities -- 2.5%..........    11,290,484
                                               ------------
              NET ASSETS -- 100.0%...........  $448,660,234
                                               ============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $429,562,592.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $12,680,710
    Gross unrealized depreciation...........   (4,873,552)
                                              -----------
    Net unrealized appreciation.............  $ 7,807,158
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.2%
               ADVERTISING -- 0.5%
       1,986   Dentsu, Inc.*........  $    7,204,027     JPN
      52,497   Publicis Groupe(h)...       2,049,107     FRA
                                      --------------
                                           9,253,134
                                      --------------
               AEROSPACE AND DEFENSE -- 0.4%
   1,131,100   Bae Systems PLC......       8,262,993     BRI
                                      --------------
               AGRICULTURE -- 0.7%
  11,951,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       9,395,077     CAY
      26,800   Syngenta AG..........       3,766,742     SWI
                                      --------------
                                          13,161,819
                                      --------------
               AIRLINES -- 0.7%
   3,537,400   Qantas Airways,
                 Ltd. ..............       8,972,923     AUS
      84,700   Ryanair Holdings PLC
                 (ADR)*(h)..........       4,633,090     IRE
                                      --------------
                                          13,606,013
                                      --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.3%
     336,700   Benetton Group SpA...       5,028,380     ITA
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT -- 6.3%
     127,500   Alpine Electronics,
                 Inc. ..............       1,883,554     JPN
     244,600   DaimlerChrysler
                 AG(h)..............      14,054,295     GER
      10,200   Georg Fischer AG.....       4,546,550     SWI
   1,726,700   GKN PLC..............       9,968,293     BRI
     175,800   Honda Motor Company,
                 Ltd. ..............      10,887,160     JPN
     288,500   Koyo Seiko Company,
                 Ltd.*(h)...........       5,759,461     JPN
     878,800   Nissan Motor Company,
                 Ltd. ..............      10,436,753     JPN
     151,058   PSA Peugeot Citroen..       9,521,850     FRA
     843,500   Toyota Motor
                 Corp. .............      46,074,884     JPN
     104,788   Valeo SA(h)..........       4,383,599     FRA
                                      --------------
                                         117,516,399
                                      --------------
               BANKS -- 21.4%
     369,060   ABN AMRO Holding
                 NV.................      11,068,046     NET
     623,313   Banco Bilbao Vizcaya
                 Argentaria SA......      13,011,088     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     927,600   Banco Comercial
                 Portugues SA --
                 Class R............  $    2,957,269     POR
     724,400   Banco Santander
                 Central Hispano
                 SA.................      10,581,318     SPA
   2,469,900   Barclays PLC.........      28,882,130     BRI
     312,600   BNP Paribas SA(h)....      29,045,269     FRA
     266,800   Canadian Imperial
                 Bank of
                 Commerce(h)........      19,637,795     CDA
     387,544   Commerzbank AG*......      15,446,394     GER
     571,500   Commonwealth Bank of
                 Australia..........      18,550,727     AUS
     357,700   Credit Suisse
                 Group..............      20,074,230     SWI
     169,200   Danske Bank A/S......       6,280,409     DEN
      19,400   Deutsche Bank AG.....       2,216,447     GER
      83,901   Dexia................       2,170,380     BEL
     250,800   DNB NOR ASA..........       3,377,166     NOR
     148,062   Erste Bank der
                 oesterreichischen
                 Sparkassen AG......       8,676,313     AST
      89,200   ForeningsSparbanken
                 AB.................       2,514,741     SWE
     367,000   Fortis...............      13,114,986     BEL
   1,107,700   HBOS PLC.............      18,482,376     BRI
     135,700   IKB Deutsche
                 Industriebank AG...       4,994,085     GER
      79,696   KBC GROEP NV*........       8,559,424     BEL
     132,200   Laurentian Bank of
                 Canada(h)..........       3,615,021     CDA
   2,574,600   Lloyds TSB Group
                 PLC................      24,608,171     BRI
         612   Mitsubishi Tokyo
                 Financial Group,
                 Inc. ..............       9,358,196     JPN
      70,200   National Australia
                 Bank, Ltd. ........       1,896,378     AUS
     231,600   National Bank of
                 Canada(h)..........      12,658,316     CDA
   1,472,300   Nordea Bank AB(h)....      18,200,823     SWE
     462,300   SanPaolo IMI SpA.....       8,277,109     ITA
   1,059,000   Shinsei Bank,
                 Ltd. ..............       7,412,955     JPN
     153,700   Societe Generale.....      23,121,708     FRA
     454,780   Standard Chartered
                 PLC................      11,307,241     BRI

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     499,100   The Sumitomo Trust
                 and Banking
                 Company, Ltd. .....  $    5,774,746     JPN
     210,750   UBS AG(h)............      23,153,476     SWI
   1,169,298   UniCredito Italiano
                 SpA*...............       8,405,319     ITA
                                      --------------
                                         397,430,052
                                      --------------
               BROADCAST SERVICES/MEDIA -- 2.0%
     592,800   Grupo Televisa SA
                 (ADR)..............      11,796,720     MEX
     591,398   Pearson PLC..........       8,193,982     BRI
     709,162   SES Global (FDR).....      11,295,751     LUX
     143,800   Vivendi Universal
                 SA.................       4,940,069     FRA
                                      --------------
                                          36,226,522
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.3%
   1,220,000   Marubeni Corp.(h)....       6,384,233     JPN
                                      --------------
               CHEMICALS -- 1.9%
      45,100   Akzo Nobel NV(h).....       2,394,009     NET
      56,300   Ciba Specialty
                 Chemicals AG.......       3,366,899     SWI
     264,800   Methanex Corp.(h)....       5,416,570     CDA
   1,102,800   Mitsubishi Chemical
                 Holdings Corp.*....       6,801,450     JPN
      45,500   Norsk Hydro ASA*.....       6,303,872     NOR
     171,800   Nova Chemicals
                 Corp.(h)...........       4,894,918     CDA
     597,500   Sumitomo Bakelite
                 Company, Ltd.(h)...       5,410,823     JPN
                                      --------------
                                          34,588,541
                                      --------------
               COMPUTER EQUIPMENT, SOFTWARE AND
                 SERVICES -- 1.8%
     833,200   CGI Group, Inc.*.....       5,526,618     CDA
     159,318   Dassault Systemes
                 SA.................       9,113,581     FRA
      35,183   Integrated Lottery...         921,215     GRC
     218,482   Logitech
                 International
                 SA*................       8,732,911     SWI
      66,900   Open Text Corp.*.....       1,095,341     CDA
      39,013   SAP AG...............       8,465,662     GER
                                      --------------
                                          33,855,328
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.8%
     353,700   Barratt Developments
                 PLC................  $    6,503,442     BRI
       8,800   Cementos Portland
                 Valderrivas SA.....         922,193     SPA
      15,600   Ciments Francais SA..       2,445,104     FRA
     139,900   Compagnie de Saint --
                 Gobain.............       9,776,678     FRA
     644,700   George Wimpey PLC....       6,262,821     BRI
     903,100   Hanson PLC...........      11,822,777     BRI
      22,000   JM AB................       1,398,691     SWE
      43,500   Lafarge SA...........       4,930,320     FRA
      91,000   Maeda Road
                 Construction
                 Company, Ltd. .....         718,940     JPN
   2,189,400   Pilkington PLC.......       6,158,180     BRI
                                      --------------
                                          50,939,146
                                      --------------
               CONSUMER GOODS AND SERVICES -- 2.1%
     129,600   Electrolux
                 AB -- Series B*....       3,720,287     SWE
     122,741   LVMH Moet Hennessy
                 Louis Vuitton SA...      12,036,839     FRA
     468,069   Reckitt Benckiser
                 PLC................      16,464,995     BRI
     211,797   Swatch Group AG......       7,377,025     SWI
                                      --------------
                                          39,599,146
                                      --------------
               DIVERSIFIED OPERATIONS AND SERVICES -- 0.8%
     189,300   BASF AG..............      14,846,674     GER
                                      --------------
               ELECTRONICS -- 3.0%
     800,000   Hon Hai Precision
                 Industry Company,
                 Ltd. ..............       4,954,171     TWN
     209,000   Hosiden Corp.(h).....       2,569,112     JPN
     207,585   Koninklijke (Royal)
                 Philips Electronics
                 NV(h)..............       7,018,087     NET
     195,000   Matsushita Electric
                 Industrial Company,
                 Ltd. ..............       4,331,861     JPN
     261,000   Nippon Electric Glass
                 Company, Ltd. .....       6,496,453     JPN
      22,372   Samsung Electronics
                 Company, Ltd.*.....      14,505,594     KOR
     678,000   Sharp Corp.*.........      12,008,920     JPN
     810,100   Toshiba Tec Corp. ...       4,246,117     JPN
                                      --------------
                                          56,130,315
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               ENGINEERING -- 0.6%
     368,138   Altran Technologies
                 SA*(h).............  $    5,029,315     FRA
     255,813   SNC -- Lavalin Group,
                 Inc. ..............       6,982,092     CDA
                                      --------------
                                          12,011,407
                                      --------------
               FINANCIAL SERVICES -- 6.3%
     535,600   Alliance & Leicester
                 PLC................      11,494,003     BRI
     983,100   Bradford & Bingley
                 PLC................       8,521,735     BRI
      78,800   Credit Saison
                 Company, Ltd. .....       4,357,881     JPN
   1,456,000   Daiwa Securities
                 Group, Inc.*.......      19,530,426     JPN
     132,934   Euronext NV..........      10,965,754     NET
       1,441   Hana Financial Group,
                 Inc. ..............          68,215     KOR
     226,900   Hitachi Capital
                 Corp. .............       4,539,349     JPN
      52,111   Hypo Real Estate
                 Holding AG.........       3,573,468     GER
     319,800   Irish Life &
                 Permanent PLC......       7,675,699     IRE
     676,600   London Stock Exchange
                 Group PLC..........      12,405,326     BRI
      51,800   Muenchener
               Rueckversicherungs --
                 Gesellschaft
                 AG*(h).............       7,346,659     GER
     261,000   Namco Bandhai
                 Holdings, Inc.* ...       3,574,158     JPN
     132,700   Promise Company,
                 Ltd. ..............       8,026,369     JPN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,375,143     JPN
     119,100   Sun Life Financial,
                 Inc.(h)............       5,061,036     CDA
     103,500   Takefuji Corp. ......       6,515,185     JPN
                                      --------------
                                         116,030,406
                                      --------------
               FOOD AND BEVERAGE -- 2.0%
     585,700   Asahi Breweries,
                 Ltd. ..............       8,309,213     JPN
      63,400   Ebro Puleva SA.......       1,155,876     SPA
      86,901   Groupe Danone........      10,650,015     FRA
      22,158   Nestle SA*(h)........       6,578,807     SWI

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE (CONTINUED)
   1,537,300   Northern Foods PLC...  $    2,602,409     BRI
     695,700   Tate & Lyle PLC......       6,897,161     BRI
                                      --------------
                                          36,193,481
                                      --------------
               INSURANCE -- 5.2%
   1,052,600   Aviva PLC............      14,611,476     BRI
     105,800   CNP Assurances.......      10,670,463     FRA
   1,939,300   Friends Provident
                 PLC................       7,020,424     BRI
     422,900   ING Groep NV.........      16,712,043     NET
   1,003,300   Milano Assicurazioni
                 SpA*...............       7,309,364     ITA
   3,061,800   Old Mutual PLC.......      10,698,551     BRI
   5,458,900   Royal & Sun Alliance
                 Insurance Group
                 PLC................      13,055,966     BRI
      94,700   Swiss Re.............       6,618,720     SWI
      36,300   Zurich Financial
                 Services AG........       8,528,808     SWI
                                      --------------
                                          95,225,815
                                      --------------
               INTERNET SERVICES -- 0.8%
      15,595   Rakuten, Inc. .......      14,175,466     JPN
                                      --------------
               LEISURE AND RECREATION -- 1.2%
   2,741,320   EMI Group PLC........      12,041,831     BRI
     127,871   Greek Organisation of
                 Football
                 Prognostics SA.....       4,888,865     GRC
     255,300   TUI AG(h)............       5,013,489     GER
                                      --------------
                                          21,944,185
                                      --------------
               MACHINERY -- 2.4%
      76,126   Alstom*..............       6,385,772     FRA
     120,600   Atlas Copco AB --
                 Class A............       3,392,231     SWE
     148,400   MAN AG...............      10,302,327     GER
     254,200   Mori Seiki Company,
                 Ltd.*(h)...........       5,355,443     JPN
      15,900   Rieter Holding AG....       6,343,166     SWI
      82,500   Saurer AG............       6,582,531     SWI
     103,700   Stork NV.............       5,787,465     NET
                                      --------------
                                          44,148,935
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MANUFACTURING -- 1.1%
     704,000   Kurabo Industries,
                 Ltd. ..............  $    2,511,829     JPN
     725,000   Nippon Paint Company,
                 Ltd. ..............       3,615,300     JPN
     143,629   Siemens AG...........      13,413,209     GER
                                      --------------
                                          19,540,338
                                      --------------
               MEDICAL EQUIPMENT, SUPPLIES, AND
                 SERVICES -- 0.4%
      75,894   Essilor International
                 SA CIE Generale
                 D'Optique..........       6,771,105     FRA
                                      --------------
               METALS AND MINING -- 4.3%
   1,257,100   BlueScope Steel,
                 Ltd. ..............       6,467,565     AUS
     208,900   Cameco Corp.(h)......       7,520,400     CDA
     163,800   Inco, Ltd.(h)........       8,171,982     CDA
      37,300   Norddeutsche
                 Affinerie AG(h)....       1,152,984     GER
     331,500   Rautaruukki Oyj(h)...      12,248,213     FIN
      78,100   Russel Metals,
                 Inc. ..............       1,707,853     CDA
      74,100   Salzgitter AG........       5,456,809     GER
     308,300   Sims Group, Ltd.*....       3,870,385     AUS
      39,600   Tenaris SA (ADR).....       7,154,532     LUX
     341,100   ThyssenKrupp AG......       9,853,262     GER
      11,865   Vallourec SA.........      11,463,054     FRA
      30,453   voestalpine AG.......       4,262,221     AST
                                      --------------
                                          79,329,260
                                      --------------
               OFFICE EQUIPMENT -- 0.5%
     315,000   Ricoh Company,
                 Ltd. ..............       6,154,696     JPN
   3,314,500   TPV Technology,
                 Ltd. ..............       3,652,165     HNG
                                      --------------
                                           9,806,861
                                      --------------
               OIL, COAL AND GAS -- 7.2%
   1,176,600   BP PLC...............      13,503,382     BRI
     988,200   Cosmo Oil Company,
                 Ltd. ..............       5,179,624     JPN
     635,400   Eni SpA..............      18,085,045     ITA
     792,000   Nippon Oil Corp. ....       6,210,050     JPN
   2,114,000   Osaka Gas Company,
                 Ltd. ..............       7,686,293     JPN
     140,600   Petro -- Canada......       6,664,180     CDA
     287,000   Repsol YPF SA........       8,154,809     SPA
     887,700   Royal Dutch Shell
                 PLC -- Class B.....      28,852,557     BRI
     141,950   Statoil ASA..........       4,093,618     NOR

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     138,700   Suncor Energy,
                 Inc. ..............  $   10,639,919     CDA
      98,020   Total SA -- Class
                 B..................      25,867,080     FRA
                                      --------------
                                         134,936,557
                                      --------------
               PAPER AND FOREST PRODUCTS -- 0.7%
     660,000   Hokuetsu Paper Mills,
                 Ltd. ..............       3,896,700     JPN
     301,800   Norbord, Inc. .......       3,109,955     CDA
     925,000   Oji Paper Company,
                 Ltd.(h)............       5,689,165     JPN
                                      --------------
                                          12,695,820
                                      --------------
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT --3.4%
     130,609   AstraZeneca PLC......       6,576,326     BRI
      89,300   Biovail Corp. .......       2,166,007     CDA
     198,400   Eisai Company,
                 Ltd. ..............       8,646,239     JPN
     173,800   GlaxoSmithKline PLC..       4,541,492     BRI
      75,551   Roche Holding AG*....      11,250,488     SWI
     143,350   Sanofi -- Aventis....      13,640,856     FRA
     476,000   Tanabe Seiyaku
                 Company, Ltd. .....       5,276,983     JPN
     244,900   Teva Pharmaceutical
                 Industries, Ltd.
                 (ADR)..............      10,084,982     ISR
                                      --------------
                                          62,183,373
                                      --------------
               PRINTING AND PUBLISHING -- 0.1%
     126,000   Quebecor World,
                 Inc.(h)............       1,235,844     CDA
                                      --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 1.2%
   3,746,000   Shun Tak Holdings,
                 Ltd. ..............       5,358,670     HNG
     275,000   Sumitomo Realty &
                 Development
                 Company, Ltd. .....       7,615,852     JPN
      52,464   Unibail(h)...........       9,475,932     FRA
                                      --------------
                                          22,450,454
                                      --------------
               RETAIL -- 2.4%
   2,833,857   Carphone Warehouse
                 PLC................      15,203,677     BRI
   1,912,500   Dixons Group PLC.....       6,126,467     BRI
     590,900   JJB Sports PLC.......       1,890,313     BRI
   2,092,012   Kingfisher PLC*......       8,699,253     BRI
     223,899   Lotte Shopping
                 Company, Ltd.
                 (GDR)..............       4,466,690     KOR

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      51,843   PPR SA*..............  $    6,262,413     FRA
      10,300   Valora Holding AG....       2,179,006     SWI
                                      --------------
                                          44,827,819
                                      --------------
               RETAIL: RESTAURANTS -- 0.2%
     112,200   Plenus Company,
                 Ltd. ..............       3,412,275     JPN
                                      --------------
               RUBBER PRODUCTS -- 0.6%
     366,100   JSR Corp. ...........      10,885,189     JPN
                                      --------------
               SEMICONDUCTORS -- 1.4%
   2,747,839   ARM Holdings PLC.....       6,357,272     BRI
     461,653   ASML Holding NV*.....       9,429,525     NET
     133,100   Tokyo Electron,
                 Ltd. ..............       9,181,260     JPN
                                      --------------
                                          24,968,057
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 5.6%
     349,900   America Movil SA de
                 CV -- Series L
                 (ADR)..............      11,987,574     MEX
   4,355,600   BT Group PLC.........      16,788,551     BRI
     277,800   Deutsche Telekom AG..       4,687,548     GER
     159,600   Elcoteq Network
                 Corp. -- Class
                 A(h)...............       3,577,207     FIN
   1,765,000   MobileOne, Ltd. .....       2,565,883     SIN
       4,200   Nippon Telegraph and
                 Telephone Corp. ...      18,018,095     JPN
     751,900   Nokia Oyj (ADR)(h)...      15,579,368     FIN
       9,900   NTT DoCoMo, Inc. ....      14,633,649     JPN
      20,800   Swisscom AG(h).......       6,742,107     SWI
   2,076,000   Telefonaktiebolaget
                 LM
                 Ericsson -- Class
                 B(h)...............       7,892,472     SWE
     395,600   VTech Holdings,
                 Ltd. ..............       1,789,492     BER
                                      --------------
                                         104,261,946
                                      --------------
               TOOLS -- 0.0%
      12,000   Hitachi Koki Company,
                 Ltd. ..............         201,436     JPN
                                      --------------
               TRANSPORTATION -- 0.8%
      23,572   Kuehne & Nagel
                 International AG...       7,640,623     SWI
   2,535,000   Neptune Orient Lines,
                 Ltd. ..............       3,418,682     SIN
   1,367,100   Orient Overseas
                 International,
                 Ltd. ..............       4,624,831     BER
                                      --------------
                                          15,684,136
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               UTILITIES -- 3.8%
     118,900   Chubu Electric Power
                 Company, Inc. .....  $    2,979,697     JPN
     500,900   Endesa SA............      16,175,568     SPA
   1,130,300   Energias de Portugal
                 SA.................       4,439,285     POR
     314,200   Hokkaido Electric
                 Power Company,
                 Inc. ..............       6,739,625     JPN
     248,000   Kyushu Electric Power
                 Company, Inc. .....       5,593,510     JPN
     222,700   Shikoku Electric
                 Power Company,
                 Inc. ..............       4,616,132     JPN
     954,800   Toho Gas Company,
                 Ltd. ..............       3,852,780     JPN
     100,235   Union Fenosa SA(h)...       3,811,608     SPA
     387,567   Veolia
                 Environment*.......      21,531,333     FRA
                                      --------------
                                          69,739,538
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,445,339,094)....   1,799,488,398
                                      --------------
               PREFERRED STOCKS -- 0.4%
               BROADCAST SERVICES/MEDIA
     252,548   ProSiebenSat.1 Media
                 AG
                 (Cost
                 $6,113,587)........       6,581,982     GER
                                      --------------
               WARRANTS -- 0.3%
               AGRICULTURE -- 0.0%
      26,800   Syngenta AG*.........          33,720     SWI
                                      --------------
               FINANCIAL SERVICES -- 0.3%
     529,100   Citigroup-L-CW09
                 Bharti
                 Televentures*......       4,644,969     LUX
                                      --------------
               TOTAL WARRANTS
                 (Cost
                 $3,983,762)........       4,678,689
                                      --------------
               RIGHTS -- 0.0%
               AUTOMOBILES/MOTOR VEHICLES AND AUTOMOTIVE
                 EQUIPMENT
     390,900   TI Automotive, Ltd.-
                 Class A*(n)
                 (Cost $0)..........              --     BRI
                                      --------------

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

 PRINCIPAL                                VALUE
 ---------                                -----
               SECURITIES LENDING COLLATERAL -- 14.0%
$258,735,497   Securities Lending
                 Collateral
                 Investment (Note 3)
                 (Cost
                 $258,735,497)......  $  258,735,497     USA
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,714,171,940)....   2,069,484,566
                                      --------------
               REPURCHASE AGREEMENTS -- 1.6%
  29,482,280   With Investors Bank
                 and Trust, dated
                 03/31/06, 4.28%,
                 due 04/03/06,
                 repurchase proceeds
                 at maturity
                 $29,492,795
                 (Collateralized by
                 Fannie Mae, 5.32%,
                 due 12/25/33, with
                 a value of
                 $23,149,207 and
                 Small Business
                 Administration,
                 7.09%, due
                 08/25/29, with a
                 value of
                 $7,807,187) (Cost
                 $29,482,280).......      29,482,280     USA
                                      --------------
               Total
               Investments -- 113.5%
                 (Cost
                 $1,743,654,220)....   2,098,966,846
               Liabilities less
                 other
                assets -- (13.5)%...    (250,049,468)
                                      --------------
               NET ASSETS --100.0%..  $1,848,917,378
                                      ==============

The aggregate cost of securities for federal income tax purposes at March 31, 2006 is $1,743,654,220.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation............    $374,614,443
Gross unrealized depreciation............     (19,301,817)
                                             ------------
Net unrealized appreciation..............    $355,312,626
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                    See notes to portfolios of investments.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 MARCH 31, 2006

                                  (UNAUDITED)

                                                                PERCENT OF TOTAL
COUNTRY COMPOSITION                                           INVESTMENTS AT VALUE
-------------------                                           --------------------
Australia (AUS).............................................           1.89%
Austria (AST)...............................................           0.62
Belgium (BEL)...............................................           1.14
Bermuda (BER)...............................................           0.48
Canada (CDA)................................................           5.05
Cayman Islands (CAY)........................................           0.45
Denmark (DEN)...............................................           0.30
Finland (FIN)...............................................           1.50
France (FRA)................................................          11.39
Germany (GER)...............................................           6.07
Greece (GRC)................................................           0.28
Hong Kong (HNG).............................................           0.25
Ireland (IRE)...............................................           0.59
Israel (ISR)................................................           0.48
Italy (ITA).................................................           2.24
Japan (JPN).................................................          17.78
Luxembourg (LUX)............................................           1.10
Mexico (MEX)................................................           1.13
Norway (NOR)................................................           0.66
Portugal (POR)..............................................           0.35
Singapore (SIN).............................................           0.28
South Korea (KOR)...........................................           0.91
Spain (SPA).................................................           2.56
Sweden (SWE)................................................           1.77
Switzerland (SWI)...........................................           6.36
Taiwan (TWN)................................................           0.24
The Netherlands (NET).......................................           3.02
United Kingdom (BRI)........................................          17.38
United States (USA).........................................          13.73
                                                                     ------
TOTAL PERCENTAGE............................................         100.00%
                                                                     ======

                    See notes to portfolios of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
                                 MARCH 31, 2006
                                  (UNAUDITED)

FOOTNOTES:

*       Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. It may be resold in a transaction exempt from registration, normally to qualified institutional buyers.
(a)    Variable rate security. The rate shown was in effect at March 31, 2006.
(b) Quarterly reset provision. The rate shown was in effect at March 31, 2006.
(c)    Monthly reset provision. The rate shown was in effect at March 31, 2006.
(d) Security is segregated as collateral for written options and/or short sales.
(e)    Security is segregated as initial margin for futures contracts.
(f) Security is segregated as collateral for foreign currency forward contracts sold.
(g) Represents a zero coupon bond which will convert to an interest bearing security at a later date.
(h)    All or part of this security is on loan.
(i)     Bond is in default.
(j) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at March 31, 2006.
(k) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at March 31, 2006.
(l) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.
(m) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
(n)    Fair valued at March 31, 2006.
        Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at March 31, 2006.

PORTFOLIO                                                   MARKET VALUE   PERCENTAGE
---------                                                   ------------   ----------
High Quality Bond Portfolio...............................   $7,310,209      0.9%
High Yield Bond Portfolio.................................    2,243,203       0.5

(o) Principal amount shown for this debt security is denominated in Australian Dollars.
(p) Principal amount shown for this debt security is denominated in Canadian Dollars.
(q)    Principal amount shown for this debt security is denominated in Euros.
(r)    Principal amount shown for this debt security is denominated in Japanese
       Yen.
(s)    Principal amount shown for this debt security is denominated in Mexican
       Pesos.
(t) Principal amount shown for this debt security is denominated in New Zealand Dollars.
(u)    Principal amount shown for this debt security is denominated in Swedish
       Krona.

ABBREVIATIONS:

ADR  American Depository Receipt.
FDR  Foreign Depository Receipt.
GDR  Global Depository Receipt.
TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
---------------
       - Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
       - Fixed income securities designated as "perpetual" are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
       - Footnotes and abbreviations may or may not appear in each portfolio of investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                       NOTES TO PORTFOLIOS OF INVESTMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market -- The Series' goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond -- The Series' goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Intermediate Government Bond -- The Series' goal is to provide as high a level of current income as is consistent with the preservation of capital.

Core Bond -- The Series' goal is to achieve maximum total return.

Total Return Bond -- The Series' goal is to maximize long term total return.

Balanced -- The Series' goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Value & Income -- The Series' goal is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value -- The Series' goal is to provide capital appreciation. Dividend income is a secondary goal.

Growth & Income -- The Series' goal is to provide capital appreciation and current income.

Equity Growth -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Mid-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small-Cap Value -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Special Equity -- The Series' goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS (CONTINUED)

Small-Cap Growth -- The Series' goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Aggressive Equity -- The Series' goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

High Yield Bond -- The Series' goal is to provide a high level of current income.

International Equity -- The Series' goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD AND SPOT CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and spot contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward or spot contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts and spot contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract or spot contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract or spot contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar. As of March 31, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward and/or spot contracts as listed in Note 4.

     E. WRITTEN OPTIONS:

Each Series, with the exception the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unlimited risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Transactions in options written for the period ended March 31, 2006 were as follows:

                                                              CORE BOND          TOTAL RETURN BOND
                                                         --------------------   --------------------
                                                         NUMBER OF              NUMBER OF
                                                         CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                                         ---------   --------   ---------   --------
Written call options outstanding at December 31,
  2005.................................................     172      $ 98,503      --       $    --
Call options written...................................     364       176,543      50        10,719
Call options terminated in closing purchase
  transactions.........................................    (172)      (98,503)     --            --
Call options expired...................................      --            --      --            --
                                                           ----      --------      --       -------
Written call options outstanding at March 31, 2006.....     364      $176,543      50       $10,719
                                                           ====      ========      ==       =======
Written put options outstanding at December 31, 2005...     172      $ 87,812      --       $    --
Put options written....................................     364       188,762      47        11,937
Put options terminated in closing purchase
  transactions.........................................    (172)      (87,812)     --            --
Put options expired....................................      --            --      --            --
                                                           ----      --------      --       -------
Written put options outstanding at March 31, 2006......     364      $188,762      47       $11,937
                                                           ====      ========      ==       =======

                                                                    BALANCED
                                                              --------------------
                                                              NUMBER OF
                                                              CONTRACTS   PREMIUMS
                                                              ---------   --------
Written call options outstanding at December 31, 2005.......      --      $    --
Call options written........................................     113       24,295
Call options terminated in closing purchase transactions....      --           --
Call options expired........................................      --           --
                                                                 ---      -------
Written call options outstanding at March 31, 2006..........     113      $24,295
                                                                 ===      =======
Written put options outstanding at December 31, 2005........      --      $    --
Put options written.........................................     108       27,444
Put options terminated in closing purchase transactions.....      --           --
Put options expired.........................................      --           --
                                                                 ---      -------
Written put options outstanding at March 31, 2006...........     108      $27,444
                                                                 ===      =======

     F. FUTURES CONTRACTS:

Each Series, with the exception of the Money Market Series, may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each future transaction; therefore, the Series' credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of March 31, 2006:

                                                                                          VALUE AS OF    NET UNREALIZED
                        NUMBER OF                                                          MARCH 31,     APPRECIATION/
SERIES                  CONTRACTS              DESCRIPTION              EXPIRATION DATE       2006       (DEPRECIATION)
------                 -----------   --------------------------------   ---------------   ------------   --------------
Core Bond............      84 Long   US Treasury Notes 2 Year Future         June 2006    $ 17,124,188    $   (36,679)
                        1,215 Long   US Treasury Notes 10 Year Future        June 2006     129,264,609       (714,057)
                       1,224 Short   US Long Bond Future                     June 2006     133,607,250     (2,212,193)
                         587 Short   Euro-Bobl Future                        June 2006      64,611,090        598,814
                         506 Short   US Treasury Notes 5 Year Future         June 2006      52,845,375        182,088
                                                                                                          -----------
                                                                                                          $(2,182,027)
                                                                                                          ===========
Total Return Bond....       8 Long   90 Day Euro Future                      June 2006    $  1,895,900    $    (7,238)
                          115 Long   US Treasury Notes 5 Year Future         June 2006      12,010,313        (60,372)
                           2 Short   US Treasury Notes 2 Year Future         June 2006         407,719            756
                          13 Short   US Treasury Notes 10 Year Future        June 2006       1,383,078         12,560
                                                                                                          -----------
                                                                                                          $   (54,294)
                                                                                                          ===========
Balanced.............      19 Long   90 Day Euro Future                      June 2006    $  4,502,763    $   (17,189)
                            1 Long   90 Day Euro Future                 September 2006         236,838           (793)
                           13 Long   S&P 500 Future                          June 2006         847,113         (6,291)
                          150 Long   US Treasury Notes 5 Year Future         June 2006      15,665,625        (58,797)
                           6 Short   US Treasury Notes 2 Year Future         June 2006       1,223,156          2,267
                          29 Short   US Treasury Notes 10 Year Future        June 2006       3,085,328         27,441
                                                                                                          -----------
                                                                                                          $   (53,362)
                                                                                                          ===========
Growth & Income......      38 Long   S&P 500 Future                          June 2006    $  2,476,175    $   (23,461)
                                                                                                          ===========
Special Equity.......      16 Long   Russell 2000 Future                     June 2006    $  6,174,400    $   265,370
                                                                                                          ===========

The Core Bond Series and the Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. The Total Return Bond Series has segregated $150,000 of cash, the Balanced Series has segregated $410,600 of cash and the Growth & Income Series has segregated $560,000 of cash as collateral for their respective open futures contracts.

     G. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

     I. SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

     J. RESTRICTED AND ILLIQUID SECURITIES:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At March 31, 2006, there were no securities held in any Series that were considered illiquid or restricted with the exception of securities registered under Rule 144A of the Securities Act of 1933.

3. SECURITIES LENDING

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to dividends, interest and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. SECURITIES LENDING (CONTINUED)

At March 31, 2006, the Series loaned securities having market values as follows:

                                                                            CASH COLLATERAL
SERIES                                                       MARKET VALUE      RECEIVED
------                                                       ------------   ---------------
High Quality Bond..........................................  $ 22,101,128    $ 22,577,500
Intermediate Government Bond...............................    24,291,777      24,982,763
Core Bond..................................................    59,551,533      61,620,419
Balanced...................................................    29,472,240      30,341,243
Value & Income.............................................   371,980,000     385,669,637
Growth & Income............................................    66,219,042      68,221,830
Equity Growth..............................................   155,953,068     160,702,797
Mid-Cap Value..............................................    88,556,287      92,062,768
Mid-Cap Growth.............................................    51,581,216      53,176,914
Small-Cap Value............................................    51,593,266      53,515,467
Special Equity.............................................   246,547,791     256,082,839
Small-Cap Growth...........................................    24,532,910      25,477,376
Aggressive Equity..........................................    46,315,622      47,978,710
International Equity.......................................   245,732,560     258,735,497

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. SECURITIES LENDING (CONTINUED)

Each Series has invested the cash collateral received from securities loaned in the following short term securities:

                                                 HIGH       INTERMEDIATE
                                                QUALITY      GOVERNMENT       CORE                       VALUE &       GROWTH &
DESCRIPTION OF SECURITY                          BOND           BOND          BOND        BALANCED        INCOME        INCOME
-----------------------                       -----------   ------------   -----------   -----------   ------------   -----------
Abbey National PLC, Time Deposit, 4.77%,
 04/11/06...................................  $   728,298   $   805,886    $ 1,987,732   $   978,738   $ 12,440,806   $ 2,200,678
American Beacon Money Market Fund...........       72,830        80,589        198,773        97,874      1,244,081       220,068
Banco Santander Central Hispano SA,
 Commercial Paper, 4.77%, 05/03/06..........      721,570       798,443      1,969,373       969,698     12,325,902     2,180,352
Bank of America Corp., Floating Rate Note,
 4.81%(1), 06/07/06.........................      996,426     1,102,580      2,719,533     1,339,069     17,021,000     3,010,877
Bank of America Corp., Floating Rate Note,
 4.81%(1), 08/10/06.........................      728,297       805,886      1,987,732       978,738     12,440,806     2,200,678
Bank of Montreal, Time Deposit, 4.77%,
 05/02/06...................................      728,297       805,886      1,987,732       978,738     12,440,806     2,200,678
Bank of Nova Scotia, Time Deposit, 4.79%,
 05/10/06...................................      364,149       402,943        993,866       489,369      6,220,403     1,100,339
Barclays PLC, Time Deposit, 4.79%,
 05/10/06...................................      218,489       241,766        596,319       293,621      3,732,242       660,203
Barclays PLC, Time Deposit, 4.77%,
 05/16/06...................................    1,092,447     1,208,829      2,981,597     1,468,107     18,661,209     3,301,017
Barclays Global Investors Money Market
 Fund -- Institutional Shares...............      873,957       967,063      2,385,278     1,174,486     14,928,968     2,640,813
BNP Paribas, Time Deposit, 4.75%,
 04/05/06...................................    1,092,447     1,208,829      2,981,597     1,468,107     18,661,209     3,301,017
Calyon New York, Time Deposit, 4.75%,
 04/12/06...................................      291,319       322,354        795,093       391,495      4,976,323       880,271
Credit Suisse First Boston Corp., Time
 Deposit, 4.61%, 04/10/06...................      145,660       161,177        397,546       195,748      2,488,161       440,136
Credit Suisse First Boston Corp., Time
 Deposit, 4.71%, 04/13/06...................      364,149       402,943        993,866       489,369      6,220,403     1,100,339
Credit Suisse First Boston Corp., Time
 Deposit, 4.73%, 05/08/06...................      364,149       402,943        993,866       489,369      6,220,403     1,100,339
Dexia Group, Time Deposit, 4.76%,
 05/05/06...................................      728,298       805,886      1,987,732       978,738     12,440,806     2,200,678
Federal Home Loan Bank, US Government Agency
 Discount Note, 4.65%(2), 04/19/06..........      163,640       181,073        446,619       219,911      2,795,298       494,465
Fortis Bank, Time Deposit, 4.79%,
 04/05/06...................................      436,978       483,532      1,192,639       587,243      7,464,484     1,320,407
Fortis Bank, Time Deposit, 4.75%,
 04/24/06...................................      291,319       322,354        795,093       391,495      4,976,323       880,271
Fortis Bank, Time Deposit, 4.76%,
 04/24/06...................................      582,638       644,709      1,590,185       782,990      9,952,645     1,760,542
General Electric Capital Corp., Commercial
 Paper, 4.76%, 04/11/06.....................      582,637       644,709      1,590,185       782,990      9,952,645     1,760,542
Goldman Sachs Financial Square Prime
 Obligations Fund -- Institutional Shares...      218,489       241,766        596,319       293,621      3,732,242       660,203
Harris NA, Time Deposit, 4.75%, 04/24/06....      728,298       805,886      1,987,732       978,738     12,440,806     2,200,678
HBOS Treasury Services NY, Floating Rate CD,
 4.61%(1), 06/06/06.........................      364,149       402,943        993,866       489,369      6,220,403     1,100,339
Merrimac Cash Fund -- Premium Class.........      116,528       128,942        318,037       156,598      1,990,529       352,108
Rabobank Nederland, Floating Rate CD,
 5.01%(1), 05/31/06.........................      364,149       402,943        993,866       489,369      6,220,403     1,100,339
Royal Bank of Canada, Time Deposit, 4.75%,
 04/26/06...................................      436,979       483,532      1,192,639       587,243      7,464,484     1,320,407
Royal Bank of Scotland, Time Deposit, 4.69%,
 04/04/06...................................      728,298       805,886      1,987,732       978,738     12,440,806     2,200,678
Royal Bank of Scotland, Time Deposit, 4.78%,
 04/06/06...................................      946,787     1,047,652      2,584,051     1,272,359     16,173,048     2,860,881
Royal Bank of Scotland, Time Deposit, 4.78%,
 04/10/06...................................      436,979       483,532      1,192,639       587,243      7,464,484     1,320,406
Royal Bank of Scotland, Time Deposit, 4.75%,
 04/28/06...................................      582,638       644,709      1,590,185       782,990      9,952,645     1,760,542
Skandinaviska Enskilda Banken AB (SEB), Time
 Deposit, 4.77%, 04/27/06...................      291,319       322,353        795,093       391,495      4,976,323       880,271
Societe Generale, Time Deposit, 4.70%,
 05/05/06...................................      145,660       161,176        397,546       195,748      2,488,161       440,135
Societe Generale, Time Deposit, 4.79%,
 05/10/06...................................      728,298       805,885      1,987,731       978,739     12,440,806     2,200,677
Svenska Handlesbanken, Time Deposit, 4.85%,
 04/03/06...................................      623,978       690,452      1,703,013       838,546     10,658,816     1,885,457
The Bank of the West, Time Deposit, 4.72%,
 04/19/06...................................    1,019,617     1,128,240      2,782,823     1,370,233     17,417,129     3,080,948
The Bear Stearns Companies, Inc., Master
 Note, 5.01%, 06/06/06......................      291,319       322,354        795,093       391,495      4,976,323       880,271
The Bear Stearns Companies, Inc., Master
 Note, 5.01%, 09/07/06......................      145,660       161,177        397,546       195,748      2,488,161       440,136
Toronto Dominion Bank, Time Deposit, 4.72%,
 04/18/06...................................      728,298       805,886      1,987,731       978,738     12,440,806     2,200,678
UBS AG, Time Deposit, 4.72%, 04/19/06.......      364,149       402,943        993,866       489,369      6,220,404     1,100,339
UBS AG, Time Deposit, 4.75%, 04/21/06.......      655,468       725,297      1,788,958       880,864     11,196,726     1,980,610
Wells Fargo Bank, Time Deposit, 4.76%,
 04/28/06...................................    1,092,446     1,208,829      2,981,597     1,468,107     18,661,209     3,301,017
                                              -----------   -----------    -----------   -----------   ------------   -----------
                                              $22,577,500   $24,982,763    $61,620,419   $30,341,243   $385,669,637   $68,221,830
                                              ===========   ===========    ===========   ===========   ============   ===========

Information pertaining to the investment of the cash collateral is shown on each Series' Portfolio of Investments.
---------------

(1) Variable rate security. The rate shown was in effect at March 31, 2006.

(2) Represents yield to maturity at time of purchase.

       EQUITY        MID-CAP       MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    INTERNATIONAL
       GROWTH         VALUE        GROWTH         VALUE         EQUITY        GROWTH        EQUITY         EQUITY
    ------------   -----------   -----------   -----------   ------------   -----------   -----------   -------------
    $  5,183,899   $ 2,969,731   $ 1,715,364   $1,726,285    $  8,260,637   $  821,841    $1,547,682    $  8,346,206
         518,390       296,973       171,536      172,628         826,064       82,184       154,768         834,621
       5,136,020     2,942,302     1,699,520    1,710,340       8,184,341      814,250     1,533,387       8,269,119
       7,092,397     4,063,064     2,346,890    2,361,832      11,301,864    1,124,409     2,117,474      11,418,936
       5,183,899     2,969,731     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       5,183,899     2,969,731     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       2,591,949     1,484,865       857,682      863,142       4,130,319      410,920       773,841       4,173,103
       1,555,170       890,919       514,609      517,885       2,478,191      246,552       464,305       2,503,862
       7,775,848     4,454,596     2,573,046    2,589,427      12,390,956    1,232,761     2,321,523      12,519,309
       6,220,679     3,563,677     2,058,436    2,071,542       9,912,765      986,209     1,857,218      10,015,447
       7,775,848     4,454,596     2,573,046    2,589,427      12,390,956    1,232,761     2,321,523      12,519,309
       2,073,560     1,187,892       686,145      690,514       3,304,255      328,736       619,073       3,338,482
       1,036,780       593,946       343,073      345,257       1,652,127      164,368       309,536       1,669,241
       2,591,949     1,484,865       857,682      863,142       4,130,319      410,920       773,841       4,173,103
       2,591,949     1,484,865       857,682      863,142       4,130,319      410,920       773,841       4,173,103
       5,183,899     2,969,731     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       1,164,759       667,262       385,421      387,875       1,856,065      184,658       347,745       1,875,291
       3,110,339     1,781,839     1,029,218    1,035,771       4,956,382      493,105       928,609       5,007,724
       2,073,560     1,187,892       686,145      690,514       3,304,255      328,736       619,073       3,338,482
       4,147,119     2,375,785     1,372,291    1,381,028       6,608,510      657,473     1,238,145       6,676,965
       4,147,119     2,375,785     1,372,291    1,381,028       6,608,510      657,473     1,238,145       6,676,965
       1,555,170       890,919       514,609      517,885       2,478,191      246,552       464,305       2,503,862
       5,183,899     2,969,731     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       2,591,949     1,484,865       857,682      863,142       4,130,319      410,920       773,841       4,173,103
         829,424       475,157       274,458      276,206       1,321,702      131,495       247,629       1,335,393
       2,591,949     1,484,865       857,682      863,142       4,130,319      410,920       773,841       4,173,103
       3,110,339     1,781,839     1,029,218    1,035,771       4,956,382      493,105       928,609       5,007,724
       5,183,899     2,969,731     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       6,739,068     3,860,650     2,229,973    2,244,170      10,738,829    1,068,394     2,011,986      10,850,068
       3,110,339     1,781,839     1,029,218    1,035,771       4,956,382      493,106       928,609       5,007,724
       4,147,119     2,375,785     1,372,291    1,381,028       6,608,510      657,473     1,238,145       6,676,965
       2,073,560     1,187,892       686,145      690,514       3,304,255      328,736       619,073       3,338,482
       1,036,780       593,946       343,073      345,257       1,652,127      164,368       309,536       1,669,241
       5,183,899     2,969,732     1,715,364    1,726,285       8,260,637      821,841     1,547,682       8,346,206
       4,441,370     2,544,355     1,469,659    1,479,016       7,077,404      704,122     1,325,996       7,150,716
       7,257,458     4,157,624     2,401,509    2,416,798      11,564,892    1,150,577     2,166,753      11,684,688
       2,073,560     1,187,892       686,145      690,514       3,304,255      328,736       619,073       3,338,482
       1,036,780       593,946       343,073      345,257       1,652,127      164,368       309,536       1,669,241
       5,183,899     2,969,732     1,715,364    1,726,284       8,260,637      821,842     1,547,681       8,346,206
       2,591,948     1,484,867       857,681      863,142       4,130,319      410,920       773,841       4,173,103
       4,665,509     2,672,758     1,543,827    1,553,655       7,434,575      739,658     1,392,913       7,511,584
       7,775,848     4,454,596     2,573,046    2,589,426      12,390,957    1,232,762     2,321,522      12,519,308
    ------------   -----------   -----------   -----------   ------------   -----------   -----------   ------------
    $160,702,797   $92,062,768   $53,176,914   $53,515,467   $256,082,839   $25,477,376   $47,978,710   $258,735,497
    ============   ===========   ===========   ===========   ============   ===========   ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. FOREIGN CURRENCY FORWARD AND SPOT CONTRACTS

At March 31, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY         FOR          DATE         VALUE      (DEPRECIATION)
                                    -----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Euro..............................    8,250,000   $10,030,383    04/06/06    $10,001,855      $(28,528)
Euro..............................    3,155,000     3,836,701    04/06/06      3,824,952       (11,749)
Euro..............................    2,095,000     2,545,048    04/06/06      2,539,865        (5,183)
Mexican Peso......................   27,071,639     2,486,945    04/12/06      2,483,814        (3,131)
                                                                                              --------
TOTAL.............................                                                            $(48,591)
                                                                                              ========
SALE CONTRACTS:
Euro..............................   14,051,574   $17,037,534    04/06/06    $17,035,370      $  2,164
Euro..............................    5,375,000     6,412,483    04/06/06      6,516,360      (103,877)
Mexican Peso......................   56,841,463     5,363,353    04/12/06      5,215,187       148,166
New Zealand Dollar................   11,358,753     7,718,273    04/12/06      6,985,520       732,753
                                                                                              --------
TOTAL.............................                                                            $779,206
                                                                                              ========
TOTAL RETURN BOND
PURCHASE CONTRACTS:
Canadian Dollar...................      153,287   $   133,526    05/10/06    $   131,331      $ (2,195)
                                                                                              ========
SALE CONTRACTS:
Australian Dollar.................      323,539   $   242,655    05/10/06    $   231,680      $ 10,975
Canadian Dollar...................      320,464       279,393    05/10/06        274,561         4,832
                                                                                              --------
TOTAL.............................                                                            $ 15,807
                                                                                              ========
BALANCED
SALE CONTRACTS:
Australian Dollar.................      940,286   $   705,215    05/10/06    $   673,320      $ 31,895
Canadian Dollar...................      910,497       793,808    05/10/06        780,079        13,729
                                                                                              --------
TOTAL.............................                                                            $ 45,624
                                                                                              ========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro..............................    8,106,285   $ 9,756,158    04/03/06    $ 9,826,439      $ 70,281
Euro..............................    2,595,302     3,153,733    04/04/06      3,146,025        (7,708)
Euro..............................    4,104,453     4,976,550    04/05/06      4,975,717          (833)
Japanese Yen......................    4,059,341        34,634    04/03/06         34,484          (150)
Japanese Yen......................   21,771,571       184,704    04/03/06        184,952           248
Japanese Yen......................   26,979,121       230,208    04/04/06        229,190        (1,018)
Japanese Yen......................  192,851,866     1,639,562    04/05/06      1,638,510        (1,052)
Norwegian Krone...................   26,918,849     4,111,317    04/05/06      4,107,636        (3,681)
                                                                                              --------
TOTAL.............................                                                            $ 56,087
                                                                                              ========
SALE CONTRACTS:
Euro..............................    5,731,351   $ 6,948,689    04/04/06    $ 6,947,543      $  1,146
Euro..............................      112,829       124,056    12/29/06        138,864       (14,808)
Great British Pound...............    1,541,264     2,676,466    04/03/06      2,676,019           447
Great British Pound...............      462,340       806,746    04/04/06        802,737         4,009
Great British Pound...............    1,203,794     2,090,885    04/05/06      2,090,108           777
Swedish Krona.....................   14,188,848     1,822,822    04/05/06      1,822,527           295
                                                                                              --------
TOTAL.............................                                                            $ (8,134)
                                                                                              ========

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

DISTRIBUTOR:
Diversified Investors Securities Corp. (DISC)
4 Manhattanville Road, Purchase, New York 10577
914-697-8000

May/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Diversified Investors Strategic Variable Funds (the "Funds") as of a date within 90 days of the filing date of this report, the Funds' President & Chief Executive Officer and Principal Financial Officer have concluded that the Funds' Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds' management, including the Funds' President & Chief Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended March 31, 2006, there has been no change in the Funds' internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the President & Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS


By: /s/ Joseph Carusone
    -----------------------------------
    Joseph Carusone
    Principal Financial Officer

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark Mullin
    -----------------------------------
    Mark Mullin
    President & Chief Executive Officer

Date: May 23, 2006


By: /s/ Joseph Carusone
    -----------------------------------
    Joseph Carusone
    Principal Financial Officer

Date: May 23, 2006